VANGUARD(R) 500 INDEX FUND

Semiannual Report - June 30, 2001

STOCK

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

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY

* Vanguard 500 Index Fund returned -6.8% during the six months ended June 30, 2001, just 0.1 percentage point shy of the return of its benchmark index.

* The large-capitalization stocks that dominate the S&P 500 Index fared much worse than smaller stocks and fixed income securities.

* In August, Vanguard 500 Index Fund- the first index mutual fund-celebrates its 25th anniversary.


CONTENTS

1 Letter from the Chairman

5 Fund Profile

6 Glossary of Investment Terms

7 Performance Summary

8 Financial Statements

LETTER
  from the Chairman

Fellow Shareholder,

During the six months ended June 30, 2001, VANGUARD 500 INDEX FUND returned -6.8%, in line with its benchmark, the Standard & Poor's 500 Index. The fund outpaced the average large-capitalization core fund, which holds a mixture of growth and value stocks.
     The adjacent table presents the six-month total returns (capital change plus reinvested dividends) for our fund, its average competitor, and its unmanaged target index. The fund's total return is based on a decrease in net asset value from $121.86 per Investor Share on December 31, 2000, to $113.02 per Investor Share on June 30, 2001. The fund's return reflects dividends totaling $0.57 per share paid from net investment income.

TOTAL RETURNS             SIX MONTHS ENDED
                             JUNE 30, 2001
------------------------------------------
Vanguard 500 Index Fund              -6.8%
Average Large-Cap Core Fund*         -8.6
S&P 500 Index                        -6.7
------------------------------------------
Admiral Shares
------------------------------------------
Vanguard 500 Index Fund              -6.8%
------------------------------------------
*Derived from data provided by Lipper Inc.

     We also present the result for our Admiral Shares--a lower-cost class for long-term shareholders and those with substantial investments in the fund. The Admiral Shares return is based on a decrease in net asset value from $121.87 per share on December 31, 2000, to $113.02 per share on June 30, 2001, and reflects dividends totaling $0.602 per share paid from net investment income.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.
     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.

     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.


MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2001

                                                  SIX          ONE          FIVE
                                               MONTHS         YEAR        YEARS*
--------------------------------------------------------------------------------
STOCKS
S&P 500 INDEX (Large-caps)                      -6.7%       -14.8%         14.5%
RUSSELL 2000 INDEX (Small-caps)                  6.9          0.6           9.6
WILSHIRE 5000 INDEX (Entire market)             -5.8        -15.4          13.1
MSCI EAFE INDEX (International)                -14.4        -23.3           3.2
--------------------------------------------------------------------------------
BONDS
LEHMAN AGGREGATE BOND INDEX (Entire market)      3.6%        11.2%          7.5%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX              2.8          9.5           6.6
SALOMON SMITH BARNEY 3-MONTH
  U.S. TREASURY BILL INDEX                       2.5          5.6           5.2
================================================================================
CPI
CONSUMER PRICE INDEX                             2.3%         3.2%          2.6%
--------------------------------------------------------------------------------
*Annualized.

     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. Big cuts in corporate America's capital spending produced a spate of earnings warnings and shortfalls that prolonged the U.S. stock market's struggles, especially among large-cap growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.
     International stocks followed the same pattern: Relative strength among smaller value stocks was offset by weakness in growth stocks. Most stock markets finished the half-year with losses in their local currencies. A strong dollar exacerbated the losses for U.S.-based investors.
     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign. (Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

PERFORMANCE OVERVIEW
During the past six months, the 500 Index Fund returned -6.8%, nearly matching the return of its benchmark, the S&P 500 Index. The differential of 0.1 percentage point is attributable to the expenses incurred by a real-world fund, but not by the index's theoretical portfolio. The fund's half-year results reflect weakness among the large-cap stocks that dominate the fund and its benchmark.
                                                            --------------------
                                                            THE LARGE TECHNOLOGY
                                                                STOCKS THAT MAKE
                                                              UP ABOUT ONE-FIFTH
                                                            OF THE S&P 500 INDEX
                                                               TURNED IN SOME OF
                                                              THE MARKET'S WORST
                                                              RESULTS DURING THE
                                                             FIRST HALF OF 2001.
                                                            --------------------

     After years of stunning performance in the late 1990s, the large technology stocks that currently make up about one-fifth of the S&P 500 Index turned in some of the market's worst results during the first half of 2001. A number of large technology companies reported weak earnings and warned that worse may be in store due to overcapacity and widespread reductions in business spending on technology. Because these stocks had been priced very optimistically, the correction was severe.
     Big pharmaceutical stocks, which account for roughly 13% of the index, also pulled back. These stocks enjoyed a powerful run in 2000, but the market grew more cautious about health care stocks in the first half of 2001. Analysts have voiced concern about the depth of the product pipelines of some big drugmakers and about the potential for a more hostile regulatory climate, which could slow profit growth.
     Consumer services stocks--retailers, restaurants, cosmetics makers, and other companies that capitalize on the American consumer's continuing willingness to spend--registered strong gains, offsetting some of the weakness in technology and health care.

IN SUMMARY
This August marks the 25th anniversary of the Vanguard 500 Index Fund. Although indexing was slow to catch on in the fund's early years, the concept has since become an essential component of many investment programs. An index fund's virtues are powerful yet simple--broad diversification within an asset class or subclass, a disciplined investment mandate, tax efficiency, and rock-bottom operating and transaction costs. We believe that index funds should serve as the core of most investors' portfolios.

----------------------------
ALTHOUGH INDEXING WAS
SLOW TO CATCH ON, THE
CONCEPT HAS SINCE
BECOME AN
ESSENTIAL COMPONENT OF MANY
INVESTORS' PLANS.
----------------------------

     The attributes that make indexing a sensible strategy offer lessons about building an investment portfolio. During the past six months, for example, the disparate performances of stocks and bonds--or even of small and large stocks--underscored the importance of diversification as a means of limiting the inevitable risks of financial markets. Like an index fund, an investment program can also benefit from the discipline of sticking to a well-crafted plan through good markets and bad. Finally, as the success of the 500 Index Fund has demonstrated over the past quarter of a century, you can enhance your returns by keeping your investment costs low.
     The stock market's decline over the past 18 months has frightened some investors. However, we suggest that you hold a balanced portfolio of low-cost stock funds, bond funds, and short-term investments in proportions appropriate for your goals, time horizon, financial situation, and risk tolerance. Once you have devised such a plan, stay the course. We thank you for entrusting your hard-earned dollars to us.


Sincerely,

/S/ JOHN J. BRENNAN

July 11, 2001

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN
                                                                    CHAIRMAN AND
                                                         CHIEF EXECUTIVE OFFICER

FUND PROFILE                                                 As of June 30, 2001
  for 500 Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 6.

----------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                       S&P
                                           FUND        500
----------------------------------------------------------
Number of Stocks                            507        500
Median Market Cap                        $60.4B     $60.4B
Price/Earnings Ratio                      26.4x      26.4x
Price/Book Ratio                           3.9x       3.9x
Yield                                      1.1%       1.3%
Yield--Admiral Shares                      1.2%       1.3%
Return on Equity                          24.4%      24.4%
Earnings Growth Rate                      15.5%      15.5%
Foreign Holdings                           1.4%       1.4%
Turnover Rate                               4%*         --
Expense Ratio                            0.18%*         --
Expense Ratio--Admiral Shares            0.12%*         --
Cash Investments                           0.0%         --
----------------------------------------------------------


-----------------------------------------------
TEN LARGEST HOLDINGS
  (% of total net assets)

General Electric Co.                       4.4%
  (conglomerate)
Microsoft Corp.                            3.5
  (software)
Exxon Mobil Corp.                          2.7
  (oil)
Citigroup, Inc.                            2.4
  (financial services)
Pfizer, Inc.                               2.3
  (pharmaceuticals)
AOL Time Warner Inc.                       2.1
  (media)
Wal-Mart Stores, Inc.                      2.0
  (retail)
American International Group, Inc.         1.8
  (insurance)
Intel Corp.                                1.8
  (computer hardware)
International Business Machines Corp.      1.8
  (computer technology)
-----------------------------------------------
Top Ten                                   24.8%
-----------------------------------------------


----------------------------------------------------------
VOLATILITY MEASURES

                                                       S&P
                                           FUND        500
----------------------------------------------------------
R-SQUARD                                   1.00       1.00
BETA                                       1.00       1.00
----------------------------------------------------------


----------------------------------------------------------
SECTOR DIVERSIFICATION
  (% of common stocks)
                                                       S&P
                                           FUND        500
----------------------------------------------------------
Auto & Transportation                      1.9%       1.9%
Consumer Discretionary                    12.9       12.9
Consumer Staples                           6.8        6.8
Financial Services                        19.1       19.1
Health Care                               12.8       12.8
Integrated Oils                            5.4        5.4
Other Energy                               2.1        2.1
Materials & Processing                     2.8        2.8
Producer Durables                          3.0        3.0
Technology                                17.8       17.8
Utilities                                  8.7        8.7
Other                                      6.7        6.7
----------------------------------------------------------


-----------------------------
INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP              LARGE
STYLE                   BLEND
-----------------------------

*Annualized.


                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY
  of Investment Terms

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARD. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of trading activity during the past year. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

500 INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     December 31, 1990-June 30, 2001
[BAR CHART SCALE -30% TO 50%]

                      500 INDEX FUND INVESTOR SHARES       S&P 500 INDEX
                      ------------------------------       -------------
1991                                 30.2%                     30.5%
1992                                  7.4                       7.6
1993                                  9.9                      10.1
1994                                  1.2                       1.3
1995                                 37.4                      37.6
1996                                 22.9                      23.0
1997                                 33.2                      33.4
1998                                 28.6                      28.6
1999                                 21.1                      21.0
2000                                 -9.1                      -9.1
2001                                 -6.8                      -6.7
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 17 for dividend and capital gains information for the past five years.

FINANCIAL STATEMENTS
  June 30, 2001 (unaudited)

STATEMENTS OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE^
500 INDEX FUND FUND                                                   SHARES             (000)
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
----------------------------------------------------------------------------------------------
  General Electric Co.                                            81,941,434        3,994,645
* Microsoft Corp.                                                 44,398,820        3,241,114
  Exxon Mobil Corp.                                               28,459,213        2,485,912
  Citigroup, Inc.                                                 41,482,426        2,191,931
  Pfizer, Inc.                                                    52,076,967        2,085,683
* AOL Time Warner Inc.                                            36,547,398        1,937,012
  Wal-Mart Stores, Inc.                                           36,879,807        1,799,735
  American International Group, Inc.                              19,232,573        1,654,001
  Intel Corp.                                                     55,466,917        1,622,407
  International Business Machines Corp.                           14,334,939        1,619,848
  Johnson & Johnson                                               24,984,072        1,249,204
  Merck & Co., Inc.                                               18,910,394        1,208,563
  Verizon Communications                                          22,311,857        1,193,684
  SBC Communications Inc.                                         27,779,319        1,112,840
* Cisco Systems, Inc.                                             60,354,816        1,098,458
  Royal Dutch Petroleum Co. ADR                                   17,683,775        1,030,434
  The Coca-Cola Co.                                               20,511,720          923,027
  Philip Morris Cos., Inc.                                        18,139,179          920,563
  Home Depot, Inc.                                                19,249,703          896,074
* Oracle Corp.                                                    46,316,761          880,018
  Tyco International Ltd.                                         15,976,948          870,744
  Bristol-Myers Squibb Co.                                        16,035,013          838,631
  Bank of America Corp.                                           13,225,000          793,897
* Viacom Inc. Class B                                             14,543,502          752,626
  J.P. Morgan Chase & Co.                                         16,380,394          730,566
  Fannie Mae                                                       8,253,140          702,755
  Eli Lilly & Co.                                                  9,272,834          686,190
  The Procter & Gamble Co.                                        10,685,561          681,739
  Wells Fargo & Co.                                               14,153,413          657,143
  American Home Products Corp.                                    10,845,173          633,792
  AT&T Corp.                                                      28,470,480          626,350
  BellSouth Corp.                                                 15,462,554          622,677
  Abbott Laboratories                                             12,776,866          613,417
  Morgan Stanley Dean Witter & Co.                                 9,181,484          589,727
* Dell Computer Corp.                                             21,460,494          561,192
  PepsiCo, Inc.                                                   12,070,339          533,509
* EMC Corp.                                                       18,208,371          528,953
* Amgen, Inc.                                                      8,608,556          522,367
  The Walt Disney Co.                                             17,236,243          497,955
  Pharmacia Corp.                                                 10,733,942          493,225
  Chevron Corp.                                                    5,294,644          479,165
  Medtronic, Inc.                                                  9,971,661          458,796
  Hewlett-Packard Co.                                             16,014,685          458,020
  Texas Instruments, Inc.                                         14,330,390          451,407
  Schering-Plough Corp.                                           12,075,493          437,616
  Qwest Communications International Inc.                         13,711,332          436,980
  American Express Co.                                            10,916,329          423,553
* Sun Microsystems, Inc.                                          26,859,777          422,236
  E.I. du Pont de Nemours & Co.                                    8,606,911          415,197
  Merrill Lynch & Co., Inc.                                        6,918,093          409,897
  The Boeing Co.                                                   7,201,154          400,384
  Freddie Mac                                                      5,714,249          399,997

                                       8

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE^
                                                                      SHARES             (000)
----------------------------------------------------------------------------------------------
  Minnesota Mining & Manufacturing Co.                             3,267,751          372,850
  Ford Motor Co.                                                  15,092,439          370,519
* QUALCOMM, Inc.                                                   6,248,163          365,393
  U.S. Bancorp                                                    15,722,613          358,318
  FleetBoston Financial Corp.                                      8,939,355          352,658
  Bank One Corp.                                                   9,614,863          344,212
* WorldCom, Inc.-WorldCom Group                                   23,811,543          338,124
* Applied Materials, Inc.                                          6,708,990          329,411
  Anheuser-Busch Cos., Inc.                                        7,404,196          305,053
* Clear Channel Communications, Inc.                               4,849,021          304,034
* Comcast Corp. Special Class A                                    6,986,281          303,205
  Texaco Inc.                                                      4,544,144          302,640
  Enron Corp.                                                      6,158,096          301,747
  Motorola, Inc.                                                  18,099,083          299,721
  The Bank of New York Co., Inc.                                   6,067,742          291,252
  General Motors Corp.                                             4,523,833          291,109
  McDonald's Corp.                                                10,670,549          288,745
  Walgreen Co.                                                     8,398,488          286,808
  Fifth Third Bancorp                                              4,748,395          285,141
  United Technologies Corp.                                        3,881,810          284,381
  First Union Corp.                                                8,102,613          283,105
  Unilever NV ADR                                                  4,717,579          281,026
  Alcoa Inc.                                                       7,124,279          280,696
  Colgate-Palmolive Co.                                            4,629,146          273,073
  Washington Mutual, Inc.                                          7,238,498          271,806
  Allstate Corp.                                                   5,978,119          262,977
  Target Corp.                                                     7,408,627          256,338
  Automatic Data Processing, Inc.                                  5,154,814          256,194
  Household International, Inc.                                    3,826,279          255,213
  Cardinal Health, Inc.                                            3,678,089          253,788
  Gillette Co.                                                     8,710,810          252,526
  Schlumberger Ltd.                                                4,728,947          248,979
  Duke Energy Corp.                                                6,370,662          248,520
  Dow Chemical Co.                                                 7,413,102          246,486
  Kimberly-Clark Corp.                                             4,392,586          245,546
  Electronic Data Systems Corp.                                    3,860,672          241,292
  Baxter International, Inc.                                       4,884,396          239,335
  Nortel Networks Corp.                                           26,315,289          239,206
  Honeywell International Inc.                                     6,672,832          233,482
  MBNA Corp.                                                       7,030,232          231,646
  Lowe's Cos., Inc.                                                3,174,266          230,293
  Marsh & McLennan Cos., Inc.                                      2,275,323          229,808
  El Paso Corp.                                                    4,201,116          220,727
* Veritas Software Corp.                                           3,283,034          218,420
  Compaq Computer Corp.                                           13,940,700          215,941
  Emerson Electric Co.                                             3,536,299          213,946
  First Data Corp.                                                 3,232,374          207,680
  The Gap, Inc.                                                    7,070,824          205,054
* Micron Technology, Inc.                                          4,920,872          202,248
  HCA Inc.                                                         4,434,949          200,415
* Safeway, Inc.                                                    4,170,004          200,160
  Metropolitan Life Insurance Co.                                  6,184,800          191,605
  American General Corp.                                           4,118,521          191,305
* AES Corp.                                                        4,390,035          188,991
* Sprint PCS                                                       7,730,895          186,701
  Mellon Financial Corp.                                           3,937,294          181,116
* Siebel Systems, Inc.                                             3,738,772          175,348
  Charles Schwab Corp.                                            11,445,415          175,115
  Lucent Technologies, Inc.                                       28,152,965          174,548
* Kohl's Corp.                                                     2,743,087          172,074
  Computer Associates International, Inc.                          4,753,884          171,140
   Exelon Corp.                                                    2,646,087          169,667
* The Kroger Co.                                                   6,689,246          167,231
  UnitedHealth Group Inc.                                          2,617,942          161,658
  Waste Management, Inc.                                           5,162,655          159,113
  Illinois Tool Works, Inc.                                        2,508,498          158,788
  Lehman Brothers Holdings, Inc.                                   2,034,472          158,180
  ALLTEL Corp.                                                     2,581,663          158,153
  PNC Financial Services Group                                     2,385,321          156,930
  SunTrust Banks, Inc.                                             2,413,828          156,368
  Sprint Corp.                                                     7,313,269          156,211
  National City Corp.                                              4,955,781          152,539
* Costco Wholesale Corp.                                           3,706,004          152,243
  Sysco Corp.                                                      5,548,088          150,631
  Conoco Inc. Class B                                              5,152,115          148,896
  Carnival Corp.                                                   4,823,634          148,086
  Gannett Co., Inc.                                                2,180,845          143,718
  International Paper Co.                                          3,980,957          142,120
  Caterpillar, Inc.                                                2,833,150          141,799
  Providian Financial Corp.                                        2,358,273          139,610
* Tenet Healthcare Corp.                                           2,672,033          137,850
  AFLAC, Inc.                                                      4,338,420          136,617
* Cendant Corp.                                                    6,999,373          136,488
* JDS Uniphase Corp.                                              10,855,601          135,695
  The Hartford Financial Services Group Inc.                       1,954,915          133,716
  State Street Corp.                                               2,684,732          132,867
  Lockheed Martin Corp.                                            3,575,818          132,484
  Williams Cos., Inc.                                              3,995,603          131,655
  Omnicom Group Inc.                                               1,528,734          131,471
  Southern Co.                                                     5,628,956          130,873
  General Dynamics Corp.                                           1,658,521          129,050
* Analog Devices, Inc.                                             2,975,318          128,682
  Corning, Inc.                                                    7,674,470          128,240
  Halliburton Co.                                                  3,540,006          126,024
  CVS Corp.                                                        3,245,132          125,262
  Dynegy, Inc.                                                     2,690,621          125,114
  Paychex, Inc.                                                    3,085,347          123,414
  BB&T Corp.                                                       3,360,516          123,331
  Wachovia Corp.                                                   1,732,939          123,299

                                       9

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE^
500 INDEX FUND                                                        SHARES             (000)
----------------------------------------------------------------------------------------------
  Sara Lee Corp.                                                   6,500,244          123,115
  American Electric Power Co., Inc.                                2,664,002          122,997
  Dominion Resources, Inc.                                         2,041,907          122,780
* Agilent Technologies, Inc.                                       3,774,490          122,671
  Phillips Petroleum Co.                                           2,111,976          120,383
* Maxim Integrated Products, Inc.                                  2,708,792          119,756
* PeopleSoft, Inc.                                                 2,425,611          119,413
  CIGNA Corp.                                                      1,234,982          118,336
  H.J. Heinz Co.                                                   2,876,940          117,638
  Harley-Davidson, Inc.                                            2,493,829          117,409
  Linear Technology Corp.                                          2,622,614          115,972
  Southwest Airlines Co.                                           6,271,075          115,952
  Sears, Roebuck & Co.                                             2,714,146          114,836
  Northern Trust Corp.                                             1,833,756          114,610
* Xilinx, Inc.                                                     2,745,112          113,208
  Union Pacific Corp.                                              2,050,484          112,592
  The Chubb Corp.                                                  1,446,462          112,000
  Eastman Kodak Co.                                                2,393,138          111,712
  Anadarko Petroleum Corp.                                         2,066,389          111,647
  Alcan Inc.                                                       2,629,521          110,492
* NEXTEL Communications, Inc.                                      6,304,121          110,322
* Best Buy Co., Inc.                                               1,725,063          109,576
  Transocean Sedco Forex Inc.                                      2,620,829          108,109
  The McGraw-Hill Cos., Inc.                                       1,615,298          106,852
  Loews Corp.                                                      1,631,918          105,144
* Forest Laboratories, Inc.                                        1,457,703          103,497
  Capital One Financial Corp.                                      1,719,330          103,160
  General Mills, Inc.                                              2,349,553          102,863
* Concord EFS, Inc.                                                1,969,384          102,428
  TXU Corp.                                                        2,122,809          102,298
* FedEx Corp.                                                      2,525,325          101,518
  Albertson's, Inc.                                                3,341,609          100,215
  Franklin Resources Corp.                                         2,184,365           99,978
  The Quaker Oats Co.                                              1,090,966           99,551
  Tribune Co.                                                      2,466,136           98,670
* Solectron Corp.                                                  5,389,839           98,634
  USA Education Inc.                                               1,344,384           98,140
  Burlington Northern Santa Fe Corp.                               3,236,989           97,660
  Weyerhaeuser Co.                                                 1,775,850           97,619
  Kellogg Co.                                                      3,354,701           97,286
* Mirant Corp.                                                     2,802,584           96,409
  Marriott International, Inc. Class A                             2,001,536           94,753
  Masco Corp.                                                      3,795,429           94,734
  NIKE, Inc. Class B                                               2,228,391           93,570
* Yahoo!, Inc.                                                     4,672,964           93,413
* Calpine Corp.                                                    2,467,793           93,283
  Allergan, Inc.                                                   1,086,627           92,907
  Baker Hughes, Inc.                                               2,770,316           92,806
  Adobe Systems, Inc.                                              1,973,804           92,769
* Altera Corp.                                                     3,191,007           92,539
* Broadcom Corp.                                                   2,145,965           91,761
  KeyCorp                                                          3,509,886           91,433
* Guidant Corp.                                                    2,534,850           91,255
  Avon Products, Inc.                                              1,957,256           90,582
  John Hancock Financial Services, Inc.                            2,239,600           90,166
  St. Paul Cos., Inc.                                              1,769,900           89,716
* KLA-Tencor Corp.                                                 1,526,475           89,253
  Stryker Corp.                                                    1,618,489           88,774
  Interpublic Group of Cos., Inc.                                  3,015,380           88,501
  ConAgra Foods, Inc.                                              4,439,274           87,942
  Wrigley, (Wm.) Jr. Co.                                           1,865,814           87,413
  FPL Group, Inc.                                                  1,451,494           87,394
  McKesson HBOC, Inc.                                              2,353,805           87,373
  Campbell Soup Co.                                                3,377,765           86,977
  Air Products & Chemicals, Inc.                                   1,881,338           86,071
  Pitney Bowes, Inc.                                               2,036,909           85,795
  May Department Stores Co.                                        2,464,324           84,428
  Comerica, Inc.                                                   1,465,222           84,397
  Public Service Enterprise Group, Inc.                            1,721,474           84,180
  Golden West Financial Corp.                                      1,308,633           84,067
* MedImmune Inc.                                                   1,752,530           82,719
  Progressive Corp. of Ohio                                          607,136           82,079
* Advanced Micro Devices, Inc.                                     2,821,893           81,496
  Occidental Petroleum Corp.                                       3,054,679           81,224
* Comverse Technology, Inc.                                        1,412,275           80,641
  Xcel Energy, Inc.                                                2,832,638           80,589
  Lincoln National Corp.                                           1,550,207           80,223
* Chiron Corp.                                                     1,567,117           79,923
  Reliant Energy, Inc.                                             2,455,209           79,082
  Raytheon Co.                                                     2,925,105           77,662
  Ralston-Ralston Purina Group                                     2,561,881           76,908
  Progress Energy, Inc.                                            1,698,412           76,293
* King Pharmaceuticals, Inc.                                       1,414,800           76,046
  Becton, Dickinson & Co.                                          2,119,610           75,861
  Aon Corp.                                                        2,157,293           75,505
  USX-Marathon Group                                               2,547,122           75,166
  Synovus Financial Corp.                                          2,383,016           74,779
* Bed Bath & Beyond, Inc.                                          2,382,295           74,328
  Delphi Automotive Systems Corp.                                  4,626,170           73,695
  TJX Cos., Inc.                                                   2,310,096           73,623
* Univision Communications Inc.                                    1,719,998           73,582
  Deere & Co.                                                      1,939,674           73,417
  PPG Industries, Inc.                                             1,391,719           73,163
  SouthTrust Corp.                                                 2,797,552           72,736
* Starbucks Corp.                                                  3,130,253           71,996
  Biomet, Inc.                                                     1,476,662           70,968
* Lexmark International, Inc.                                      1,050,877           70,671
  Entergy Corp.                                                    1,821,714           69,936
  Consolidated Edison Inc.                                         1,752,110           69,734

                                       10

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE^
                                                                      SHARES             (000)
----------------------------------------------------------------------------------------------
  Burlington Resources, Inc.                                       1,744,019           69,674
  Hershey Foods Corp.                                              1,125,001           69,424
* Federated Department Stores, Inc.                                1,633,323           69,416
  IMS Health, Inc.                                                 2,426,923           69,167
  Unocal Corp.                                                     2,007,504           68,556
* Intuit, Inc.                                                     1,709,822           68,376
  Archer-Daniels-Midland Co.                                       5,237,227           68,084
  MBIA, Inc.                                                       1,220,345           67,949
  Mattel, Inc.                                                     3,530,387           66,795
* Novellus Systems, Inc.                                           1,175,704           66,768
* Apple Computer, Inc.                                             2,859,336           66,479
* Biogen, Inc.                                                     1,222,246           66,441
  The Clorox Co.                                                   1,952,639           66,097
  PPL Corp.                                                        1,200,485           66,027
  Norfolk Southern Corp.                                           3,176,904           65,762
  Danaher Corp.                                                    1,172,410           65,655
* Fiserv, Inc.                                                     1,025,036           65,582
* Tellabs, Inc.                                                    3,380,489           65,514
  Cintas Corp.                                                     1,394,571           64,499
  Textron, Inc.                                                    1,166,030           64,178
  MGIC Investment Corp.                                              882,279           64,089
  UnumProvident Corp.                                              1,989,865           63,914
  CSX Corp.                                                        1,760,295           63,793
  DTE Energy Co.                                                   1,364,864           63,384
* Global Crossing Ltd.                                             7,318,886           63,235
  Dover Corp.                                                      1,678,532           63,197
  Georgia Pacific Group                                            1,865,718           63,155
  Praxair, Inc.                                                    1,325,686           62,307
  Starwood Hotels & Resorts Worldwide, Inc.                        1,639,813           61,132
* Sanmina Corp.                                                    2,611,114           61,126
  Stilwell Financial, Inc.                                         1,810,050           60,745
  Jefferson-Pilot Corp.                                            1,255,478           60,665
  Regions Financial Corp.                                          1,882,337           60,235
* Staples, Inc.                                                    3,747,848           59,928
  Rohm & Haas Co.                                                  1,815,952           59,745
  FirstEnergy Corp.                                                1,847,066           59,402
  Amerada Hess Corp.                                                 731,968           59,143
  Molex, Inc.                                                      1,612,079           58,889
  The Limited, Inc.                                                3,517,261           58,105
  Rockwell International Corp.                                     1,505,989           57,408
  Constellation Energy Group                                       1,343,143           57,218
  J.C. Penney Co., Inc.                                            2,167,968           57,148
  Coca-Cola Enterprises, Inc.                                      3,456,781           56,518
  AmSouth Bancorp                                                  3,055,234           56,491
* Boston Scientific Corp.                                          3,320,360           56,446
  Northrop Grumman Corp.                                             703,468           56,348
* LSI Logic Corp.                                                  2,981,571           56,054
  Tosco Corp.                                                      1,269,169           55,907
  Devon Energy Corp.                                               1,060,879           55,696
  Newell Rubbermaid, Inc.                                          2,202,832           55,291
  New York Times Co. Class A                                       1,313,534           55,168
  Ingersoll-Rand Co.                                               1,326,534           54,653
* Sabre Holdings Corp.                                             1,088,093           54,405
  Charter One Financial, Inc.                                      1,705,320           54,400
  Xerox Corp.                                                      5,675,712           54,317
  Scientific-Atlanta, Inc.                                         1,333,627           54,145
* Watson Pharmaceuticals, Inc.                                       873,793           53,861
* Citrix Systems, Inc.                                             1,530,804           53,425
  Dollar General Corp.                                             2,732,125           53,276
* Tricon Global Restaurants, Inc.                                  1,210,196           53,128
  Cincinnati Financial Corp.                                       1,328,988           52,495
  Apache Corp.                                                     1,032,245           52,386
* TMP Worldwide, Inc.                                                880,851           52,067
  Kerr-McGee Corp.                                                   779,275           51,643
  Johnson Controls, Inc.                                             711,323           51,550
  Bear Stearns Co., Inc.                                             866,931           51,123
* HEALTHSOUTH Corp.                                                3,191,965           50,976
  AMBAC Financial Group Inc.                                         870,348           50,654
  Barrick Gold Corp.                                               3,272,651           49,581
  Union Planters Corp.                                             1,131,490           49,333
  Allegheny Energy, Inc.                                           1,020,620           49,245
* QLogic Corp.                                                       762,679           49,155
* Wellpoint Health Networks Inc. Class A                             517,212           48,742
  H & R Block, Inc.                                                  754,214           48,685
* Jabil Circuit, Inc.                                              1,576,307           48,645
  Ameren Corp.                                                     1,135,393           48,481
  Fortune Brands, Inc.                                             1,261,488           48,391
* Computer Sciences Corp.                                          1,394,945           48,265
* Teradyne, Inc.                                                   1,443,411           47,777
  Kinder Morgan, Inc.                                                945,564           47,515
  The Pepsi Bottling Group, Inc.                                   1,178,360           47,252
  RadioShack Corp.                                                 1,535,647           46,837
  Applera Corp-Applied Biosystems Group                            1,744,782           46,673
  Avery Dennison Corp.                                               912,004           46,558
  NiSource, Inc.                                                   1,700,594           46,477
* Kmart Corp.                                                      4,031,456           46,241
  Sempra Energy                                                    1,689,775           46,198
  Cinergy Corp.                                                    1,315,697           45,984
* AMR Corp.                                                        1,268,565           45,833
  BMC Software, Inc.                                               2,012,980           45,372
* Nabors Industries, Inc.                                          1,214,401           45,176
  Genuine Parts Co.                                                1,429,786           45,038
  Delta Air Lines, Inc.                                            1,017,539           44,853
  Vulcan Materials Co.                                               834,377           44,848
  Countrywide Credit Industries, Inc.                                974,130           44,693
  Willamette Industries, Inc.                                        902,561           44,677
* Gateway, Inc.                                                    2,667,708           43,884
  Tiffany & Co.                                                    1,205,422           43,660
  Moody's Corp.                                                    1,299,955           43,548
  Ecolab, Inc.                                                     1,049,524           42,999
* Convergys Corp.                                                  1,419,763           42,948
  Equifax, Inc.                                                    1,169,966           42,914
  Dow Jones & Co., Inc.                                              712,778           42,560

                                       11

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE^
500 INDEX FUND                                                        SHARES             (000)
----------------------------------------------------------------------------------------------
* Compuware Corp.                                                  3,039,008           42,516
* Applied Micro Circuits Corp.                                     2,469,755           42,480
* ADC Telecommunications, Inc.                                     6,431,981           42,451
* St. Jude Medical, Inc.                                             702,378           42,143
  TRW, Inc.                                                        1,027,536           42,129
  Torchmark Corp.                                                  1,042,952           41,937
* National Semiconductor Corp.                                     1,439,303           41,913
  KeySpan Corp.                                                    1,124,978           41,039
  Symbol Technologies, Inc.                                        1,846,121           40,984
  Parker Hannifin Corp.                                              963,511           40,891
* Mercury Interactive Corp.                                          681,827           40,841
* Toys R Us, Inc.                                                  1,630,901           40,365
  Eaton Corp.                                                        565,743           39,659
  UST, Inc.                                                        1,345,805           38,840
* Unisys Corp.                                                     2,605,954           38,334
* Conseco Inc.                                                     2,782,533           37,982
  Zions Bancorp                                                      642,600           37,913
  T. Rowe Price Group Inc.                                         1,002,480           37,483
* NCR Corp.                                                          791,882           37,218
* Network Appliance, Inc.                                          2,686,017           36,798
  The Goodyear Tire & Rubber Co.                                   1,311,575           36,724
* Noble Drilling Corp.                                             1,106,367           36,234
* Robert Half International, Inc.                                  1,454,775           36,209
  Brown-Forman Corp. Class B                                         565,545           36,161
  Knight Ridder                                                      605,785           35,923
  PG&E Corp.                                                       3,198,149           35,819
  Leggett & Platt, Inc.                                            1,620,606           35,702
* Cabletron Systems, Inc.                                          1,552,542           35,476
  Hilton Hotels Corp.                                              3,046,414           35,338
  CenturyTel, Inc.                                                 1,162,182           35,214
  Harcourt General, Inc.                                             605,020           35,206
* Comcast Corp. Class A                                              813,477           34,939
  GPU, Inc.                                                          986,253           34,667
* AutoZone Inc.                                                      924,308           34,661
  Whirlpool Corp.                                                    549,888           34,368
* Harrah's Entertainment, Inc.                                       964,428           34,044
  EOG Resources, Inc.                                                956,506           34,004
  Huntington Bancshares Inc.                                       2,072,835           33,891
  VF Corp.                                                           923,867           33,610
  Pinnacle West Capital Corp.                                        699,943           33,177
* Thermo Electron Corp.                                            1,487,009           32,744
  PACCAR, Inc.                                                       631,908           32,493
  Goodrich Corp.                                                     849,360           32,259
  ITT Industries, Inc.                                               726,346           32,141
* Vitesse Semiconductor Corp.                                      1,526,094           32,109
* Avaya Inc.                                                       2,335,885           32,002
  W.W. Grainger, Inc.                                                776,311           31,953
  Nucor Corp.                                                        643,332           31,453
  SAFECO Corp.                                                     1,055,033           31,123
* Parametric Technology Corp.                                      2,196,583           30,730
  Circuit City Stores, Inc.                                        1,700,461           30,608
  Cooper Industries, Inc.                                            771,444           30,541
* Aetna Inc.                                                       1,175,158           30,401
* Allied Waste Industries, Inc.                                    1,626,887           30,390
  Winn-Dixie Stores, Inc.                                          1,161,048           30,338
  Eastman Chemical Co.                                               635,418           30,265
  CMS Energy Corp.                                                 1,081,452           30,118
  Newmont Mining Corp.                                             1,613,374           30,025
  Edison International                                             2,692,375           30,020
  The Stanley Works                                                  710,659           29,755
  Fluor Corp.                                                        649,442           29,322
  Sherwin-Williams Co.                                             1,300,906           28,880
  R.R. Donnelley & Sons Co.                                          968,872           28,775
  Dana Corp.                                                       1,222,595           28,535
* Palm, Inc.                                                       4,680,816           28,413
* Citizens Communications Co.                                      2,336,802           28,112
  Engelhard Corp.                                                  1,073,127           27,676
  Darden Restaurants Inc.                                            978,554           27,302
  Phelps Dodge Corp.                                                 650,529           26,997
* Manor Care, Inc.                                                   848,824           26,950
  Placer Dome, Inc.                                                2,706,336           26,522
  Black & Decker Corp.                                               667,300           26,332
* Inco Ltd.                                                        1,502,714           25,937
* Sealed Air Corp.                                                   691,345           25,753
  Sunoco, Inc.                                                       700,761           25,669
* Office Depot, Inc.                                               2,462,033           25,556
* American Power Conversion Corp.                                  1,609,732           25,353
  Sigma-Aldrich Corp.                                                624,564           24,121
* Quintiles Transnational Corp.                                      953,508           24,076
  Wendy's International, Inc.                                        940,489           24,020
  C.R. Bard, Inc.                                                    421,563           24,008
  Pall Corp.                                                       1,013,083           23,838
  Millipore Corp.                                                    383,054           23,742
* Niagara Mohawk Holdings Inc.                                     1,324,245           23,426
  Ashland, Inc.                                                      574,952           23,055
  PerkinElmer, Inc.                                                  825,486           22,726
  The Mead Corp.                                                     819,000           22,228
  Temple-Inland Inc.                                                 407,375           21,709
  Liz Claiborne, Inc.                                                428,269           21,606
* Tektronix, Inc.                                                    781,732           21,224
  Hasbro, Inc.                                                     1,424,454           20,583
  Nordstrom, Inc.                                                  1,107,468           20,544
  Westvaco Corp.                                                     831,673           20,201
  Centex Corp.                                                       490,066           19,970
  Visteon Corp.                                                    1,083,043           19,906
  International Flavors & Fragrances, Inc.                           790,344           19,861
  Alberto-Culver Co. Class B                                         466,510           19,612
  SuperValu Inc.                                                   1,094,956           19,216
  Maytag Corp.                                                       635,736           18,602
* Conexant Systems, Inc.                                           2,016,008           18,043
  Bemis Co., Inc.                                                    440,897           17,711
* Pactiv Corp.                                                     1,306,827           17,511
  Brunswick Corp.                                                    722,695           17,366
* FMC Corp.                                                          251,911           17,271
* Rowan Cos., Inc.                                                   779,777           17,233

                                       12

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE^
                                                                      SHARES             (000)
----------------------------------------------------------------------------------------------
  Deluxe Corp.                                                       594,034           17,168
  Homestake Mining Co.                                             2,177,049           16,872
  Boise Cascade Corp.                                                475,699           16,730
  Autodesk, Inc.                                                     444,893           16,594
  Bausch & Lomb, Inc.                                                441,072           15,984
  Crane Co.                                                          499,793           15,494
  Adolph Coors Co. Class B                                           305,006           15,305
* Reebok International Ltd.                                          472,521           15,097
* Novell, Inc.                                                     2,625,641           14,940
  Meredith Corp.                                                     412,955           14,788
  USX-U.S. Steel Group                                               733,197           14,774
  NICOR, Inc.                                                        377,826           14,728
  Pulte Homes, Inc.                                                  336,582           14,348
* Navistar International Corp.                                       489,690           13,775
* Humana, Inc.                                                     1,397,494           13,765
* US Airways Group, Inc.                                             554,807           13,482
  Cummins Inc.                                                       342,087           13,239
  Great Lakes Chemical Corp.                                         414,901           12,800
* Big Lots Inc.                                                      921,686           12,609
* Andrew Corp.                                                       671,668           12,392
  Allegheny Technologies Inc.                                        664,470           12,020
  Peoples Energy Corp.                                               292,056           11,741
  Snap-On Inc.                                                       481,643           11,636
* Freeport-McMoRan Copper & Gold, Inc. Class B                     1,020,390           11,275
  Tupperware Corp.                                                   479,456           11,234
* BroadVision, Inc.                                                2,224,303           11,122
  Dillard's Inc.                                                     723,208           11,043
  KB Home                                                            364,424           10,995
  Ball Corp.                                                         228,955           10,889
* Power-One, Inc.                                                    648,506           10,791
  Thomas & Betts Corp.                                               480,416           10,603
  Louisiana-Pacific Corp.                                            862,686           10,119
  Hercules, Inc.                                                     892,536           10,086
* Sapient Corp.                                                    1,004,392            9,793
  Ryder System, Inc.                                                 495,244            9,707
  Worthington Industries, Inc.                                       704,904            9,587
  ONEOK, Inc.                                                        483,697            9,529
  Cooper Tire & Rubber Co.                                           601,602            8,543
  The Timken Co.                                                     497,465            8,427
  Potlatch Corp.                                                     235,772            8,113
  National Service Industries, Inc.                                  338,532            7,641
* Viacom Inc. Class A                                                143,386            7,605
* McDermott International, Inc.                                      499,114            5,815
  American Greetings Corp. Class A                                   527,049            5,797
* WorldCom, Inc.-MCI Group                                           135,131            2,176
* Freeport-McMoRan Copper & Gold, Inc. Class A                       176,683            1,772
  Molex, Inc. Class A                                                  4,051              121
  Alberto-Culver Co. Class A                                           1,000               35
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $64,758,087)                                                               90,984,074
----------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.6%)(1)
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2)   4.13%, 8/6/2001                                               $ 10,000        $   9,965
(2)   4.18%, 7/26/2001                                                 7,000            6,983
(2)   4.63%, 7/12/2001                                                12,000           11,988
(2)   4.64%, 7/12/2001                                                 8,000            7,992

REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  4.07%, 7/2/2001                                                    486,022          486,022
----------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (COST $522,933)                                                                      522,950
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (COST $65,281,020)                                                                91,507,024
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------
Other Assets--Note B                                                                  286,494
Liabilities                                                                          (311,418)
                                                                                  ------------
                                                                                      (24,924)
                                                                                  ------------
----------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                 $91,482,100
==============================================================================================

 * See Note A in Notes to Financial Statements.
 * Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Securities with an aggregate value of $36,928,000 have been segregated as initial margin for open futures contracts.
ADR-American Depositary Receipt.

--------------------------------------------------------------------------------
                                                                          AMOUNT
500 INDEX FUND                                                             (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                             $65,955,592
Overdistributed Net Investment Income                                   (27,171)
Accumulated Net Realized Losses--Note D                                (648,548)
Unrealized Appreciation (Depreciation)--Note E
    Investment Securities                                            26,226,004
    Futures Contracts                                                   (23,777)
--------------------------------------------------------------------------------
NET ASSETS                                                          $91,482,100
================================================================================

Investor Shares-Net Assets
Applicable  to  695,559,741  outstanding
$.001 par value  shares of  beneficial
interest (unlimited authorization)                                  $78,610,494
================================================================================
NET ASSET VALUE PER SHARE-
 INVESTOR SHARES                                                        $113.02
================================================================================

Admiral Shares-Net Assets
Applicable  to  113,887,917  outstanding
$.001 par value  shares of  beneficial
interest (unlimited authorization)                                  $12,871,606
================================================================================
NET ASSET VALUE PER SHARE-
 ADMIRAL SHARES                                                         $113.02
================================================================================

STATEMENT OF OPERATIONS
This Statement shows dividend and interest income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If the fund invested in futures contracts during the period, the results of these investments are shown separately.

--------------------------------------------------------------------------------
                                                                  500 INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                           $ 557,482
  Interest                                                                6,870
  Security Lending                                                          168
--------------------------------------------------------------------------------
    Total Income                                                        564,520
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                             79
    Management and Administrative--Investor Shares                       65,439
    Management and Administrative--Admiral Shares                         6,159
    Marketing and Distribution--Investor Shares                           6,533
    Marketing and Distribution--Admiral Shares                              353
  Custodian Fees                                                            178
  Auditing Fees                                                               6
  Shareholders' Reports--Investor Shares                                    840
  Shareholders' Reports--Admiral Shares                                      --
  Trustees' Fees and Expenses                                                86
--------------------------------------------------------------------------------
    Total Expenses                                                       79,673
    Expenses Paid Indirectly--Note C                                         (8)
--------------------------------------------------------------------------------
    Net Expenses                                                         79,665
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   484,855
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                             89,305
  Futures Contracts                                                      14,772
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                104,077
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                              (7,122,647)
  Futures Contracts                                                     (23,164)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     (7,145,811)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(6,556,879)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                            500 INDEX FUND
                                                --------------------------------
                                                    SIX MONTHS              YEAR
                                                         ENDED             ENDED
                                                 JUNE 30, 2001     DEC. 31, 2000
                                                         (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                              $ 484,855      $ 1,009,039
  Realized Net Gain (Loss)                             104,077        1,206,729
  Change in Unrealized Appreciation
      (Depreciation)                                (7,145,811)     (11,797,171)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                     (6,556,879)      (9,581,403)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                   (396,570)        (996,555)
    Admiral Shares                                     (63,210)         (24,781)
  Realized Capital Gain
    Investor Shares                                         --               --
    Admiral Shares                                          --               --
--------------------------------------------------------------------------------
    Total Distributions                               (459,780)      (1,021,336)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                   (3,381,597)      (6,012,890)
  Admiral Shares                                     5,402,825        8,440,834
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                             2,021,228        2,427,944
--------------------------------------------------------------------------------
  Total Increase (Decrease)                         (4,995,431)      (8,174,795)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                               96,477,531      104,652,326
--------------------------------------------------------------------------------
  End of Period                                    $91,482,100     $ 96,477,531
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


-----------------------------------------------------------------------------------------------------
                                                                       500 INDEX FUND
                                                                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED   -------------------------------------------------
THROUGHOUT EACH PERIOD              JUNE 30, 2001      2000      1999       1998       1997     1996
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $121.86   $135.33   $113.95    $ 90.07     $69.17   $57.60
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                       .60      1.29     1.370       1.33       1.31     1.28
  Net Realized and Unrealized Gain
    (Loss) on Investments                   (8.87)   (13.46)   22.415      24.30      21.50    11.82
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations        (8.27)   (12.17)   23.785      25.63      22.81    13.10
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income       (.57)    (1.30)   (1.410)     (1.33)     (1.32)   (1.28)
  Distributions from Realized Capital
    Gains                                      --        --     (.995)      (.42)      (.59)    (.25)
-----------------------------------------------------------------------------------------------------
    Total Distributions                      (.57)    (1.30)   (2.405)     (1.75)     (1.91)   (1.53)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $113.02   $121.86   $135.33    $113.95     $90.07   $69.17
=====================================================================================================

TOTAL RETURN*                              -6.77%    -9.06%    21.07%     28.62%     33.19%    22.88%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)    $78,610   $88,240  $104,652    $74,229    $49,358   $30,332
  Ratio of Total Expenses to
    Average Net Assets                     0.18%^     0.18%     0.18%      0.18%      0.19%     0.20%
  Ratio of Net Investment Income to
    Average Net Assets                     1.05%^     0.98%     1.13%      1.35%      1.66%     2.04%
  Portfolio Turnover Rate**                   4%^        9%        6%         6%         5%        5%
=====================================================================================================

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Portfolio turnover rates excluding in-kind redemptions were 3%, 7%, 3%, 3%,
  3%, and 2%, respectively.
 ^Annualized.

--------------------------------------------------------------------------------
                                                  500 INDEX FUND ADMIRAL SHARES
                                                --------------------------------
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED     NOV. 13* TO
THROUGHOUT EACH PERIOD                             JUNE 30, 2001   DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $121.87         $124.88
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .641           .179
  Net Realized and Unrealized Gain
    (Loss) on Investments                                 (8.889)        (2.808)
--------------------------------------------------------------------------------
    Total from Investment Operations                      (8.248)        (2.629)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.602)         (.381)
  Distributions from Realized Capital Gains                   --             --
--------------------------------------------------------------------------------
    Total Distributions                                    (.602)         (.381)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $113.02         $121.87
================================================================================

TOTAL RETURN                                               -6.75%         -2.10%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $12,872         $8,237
  Ratio of Total Expenses to Average Net Assets            0.12%^         0.12%^
  Ratio of Net Investment Income to Average Net Assets     1.11%^         1.03%^
  Portfolio Turnover Rate**                                   4%^             9%
================================================================================
 *Inception.
**Portfolio turnover rates excluding in-kind redemptions were 3% and 7%, respectively.
 ^Annualized.


NOTES TO FINANCIAL STATEMENTS
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 13, 2000, and are designed for investors who meet certain administrative, servicing, tenure, and account- size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. REPUIRCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of
Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
     Each class of shares has equal rights to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expense) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2001, the fund had contributed capital of $17,436,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 17.4% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in its non-interest-bearing custody account. For the six months ended June 30, 2001, custodian fee offset arrangements reduced expenses by $8,000.

D. During the six months ended June 30, 2001, the fund purchased $3,334,059,000 of investment securities and sold $1,715,856,000 of investment securities other than temporary cash investments.
     During the six months ended June 30, 2001, the fund realized $403,640,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.
     At December 31, 2000, the fund had available a capital loss carryforward of $345,985,000 to offset future net capital gains through December 31, 2008.

E. At June 30, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $26,226,004,000, consisting of unrealized gains of $33,122,153,000 on securities that had risen in value since their purchase and $6,896,149,000 in unrealized losses on securities that had fallen in value since their purchase.
     At June 30, 2001, the aggregate settlement value of open futures contracts expiring in September 2001, and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                        (000)
                                                        -----
--------------------------------------------------------------------------------
                                                    AGGREGATE
                                  NUMBER OF        SETTLEMENT         UNREALIZED
Futures Contracts            LONG CONTRACTS             VALUE       DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index                         1,685          $518,854          $(23,777)
--------------------------------------------------------------------------------

F. Shares issued and redeemed for each class of shares were:

--------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2001           DECEMBER 31, 2000
                                                                  AMOUNT     SHARES         AMOUNT      SHARES
                                                                   (000)      (000)          (000)       (000)
--------------------------------------------------------------------------------------------------------------
Investor Shares
Issued                                                       $ 8,292,277   $ 72,130    $21,080,340   $ 60,587
Issued in Lieu of Cash Distributions                             369,736      3,376        913,406      6,963
Redeemed                                                     (12,043,610)  (104,038)   (28,006,636)  (216,760)
  Net Increase (Decrease)--Investor Shares                    (3,381,597)   (28,532)    (6,012,890)   (49,210)
Admiral Shares
Issued                                                        $5,919,887     50,864     $8,492,434     68,010
Issued in Lieu of Cash Distributions                              54,004        492         21,150        175
Redeemed                                                        (571,066)    (5,060)       (72,750)      (593)
  Net Increase (Decrease)--Admiral Shares                      5,402,825     46,296      8,440,834     67,592
--------------------------------------------------------------------------------------------------------------

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director-Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                           JOHN C. BOGLE
           Founder; Chairman and Chief Executive, 1974-1996.

                                                     [SHIP GRAPHIC]
                                                     THE VANGUARD GROUP(R) LOGO
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-;1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.


(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q402 082001

VANGUARD(R) U.S. STOCK INDEX FUNDS

SMALL-CAPITALIZATION PORTFOLIOS

Semiannual Report - June 30, 2001

STOCK

Included within this report:

VANGUARD SMALL-CAP INDEX FUND

VANGUARD SMALL-CAP GROWTH INDEX FUND

VANGUARD SMALL-CAP VALUE INDEX FUND

[PHOTO OF COMPASS/SHIP]

[THE VANGUARD GROUP(R) LOGO]

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur. Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc. Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY

* The overall stock market declined during the first half of 2001, but small-capitalization stocks generally performed well.

* The total returns of our funds during the period ranged from 0% for Vanguard Small-Cap Growth Index Fund to 12.4% for Vanguard Small-Cap Value Index Fund.

* Each of the funds outperformed its unmanaged target index--no easy task considering the hurdle posed by investment costs.

CONTENTS

1 Letter from the Chairman

5 Fund Profiles

8 Glossary of Investment Terms

9 Performance Summaries

11 Financial Statements

54 Advantages of Vanguard.com

LETTER
  from the Chairman

Fellow Shareholder,

The overall stock market declined during the six months ended June 30, the first half of fiscal 2001 for the Vanguard small-capitalization stock index funds. Large-cap stocks were generally hit hard. Smaller stocks, particularly value-oriented shares, performed well. VANGUARD SMALL-CAP INDEX FUND posted a solid return of 7.6%, while VANGUARD SMALL-CAP VALUE INDEX FUND delivered an excellent 12.4% gain. VANGUARD SMALL-CAP GROWTH INDEX FUND did not escape the weakness in growth stocks; it returned 0% for the half-year.
     As shown in the adjacent table, all of the funds were able to slightly outperform their unmanaged target indexes during the period. Our Small-Cap Growth Index Fund also outperformed its average mutual fund peer, while our other funds trailed the average returns for their peer groups. The table also presents total returns (capital change plus reinvested dividends) for our funds' Admiral(TM)and Institutional Shares, which require minimum initial investments of $250,000 and $10 million, respectively. Each fund's total return is based on the change in its net asset value during the six months. The Small-Cap Value Index Fund's return also reflects a distribution of $0.44 paid from net realized capital gains. The table on page 4 presents per-share figures for each fund.

TOTAL RETURNS                        SIX MONTHS ENDED
                                        JUNE 30, 2001
-----------------------------------------------------
SMALL-CAP INDEX FUND
  Investor Shares                                7.6%
  Admiral Shares                                 7.6
  Institutional Shares                           7.7
Average small-cap core fund*                     8.9
Russell 2000 Index                               6.9
-----------------------------------------------------
SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES      0.0%
Institutional Shares                             0.0
Average Small-Cap Growth Fund*                  -4.8
S&P SmallCap 600/BARRA Growth Index             -0.5
-----------------------------------------------------
SMALL-CAP VALUE INDEX FUND INVESTOR SHARES      12.4%
Institutional Shares                            12.4
Average Small-Cap Value Fund*                   14.8
S&P SmallCap 600/BARRA Value Index              11.8
-----------------------------------------------------
*Derived from data provided by Lipper Inc.


FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic activity slowed markedly during the first half of 2001, compared with the same period a year earlier. The Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates. In all, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short- term borrowing, moving its target federal funds rate to 3.75%.
     The Fed hoped to stimulate capital spending, which declined significantly. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy during the 1990s. Manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.


MARKET BAROMETER                                     PERIODS ENDED JUNE 30, 2001

                                                  SIX         ONE           FIVE
                                               MONTHS        YEAR         YEARS*
--------------------------------------------------------------------------------
STOCKS
S&P 500 INDEX (Large-caps)                      -6.7%      -14.8%          14.5%
RUSSELL 2000 INDEX (Small-caps)                  6.9         0.6            9.6
WILSHIRE 5000 INDEX (Entire market)             -5.8       -15.4           13.1
MSCI EAFE INDEX (International)                -14.4       -23.3            3.2
--------------------------------------------------------------------------------
BONDS
LEHMAN AGGREGATE BOND INDEX (Entire market)      3.6%       11.2%           7.5%
Lehman 10 Year Municipal Bond Index              2.8         9.5            6.6
SALOMON SMITH BARNEY 3-MONTH
  U.S. TREASURY BILL INDEX                       2.5         5.6            5.2
================================================================================
CPI
CONSUMER PRICE INDEX                             2.3%        3.2%           2.6%
--------------------------------------------------------------------------------
*Annualized.

    In contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-capitalization growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.
     Bonds delivered solid results. The Lehman Brothers Aggregate Bond Index, a measure of the performance of all taxable, investment-grade bonds regularly traded in the United States, returned 3.6% for the half-year.

PERFORMANCE OVERVIEW
Our small-cap stock index funds met their investment objectives by closely tracking their target indexes during the six months ended June 30. The Investor Shares and Admiral Shares of VANGUARD SMALL-CAP INDEX FUND posted a solid gain of 7.6%, while VANGUARD SMALL-CAP VALUE INDEX FUND fared even better, returning an excellent 12.4%. Unfortunately, the benchmark tracked by VANGUARD SMALL-CAP GROWTH INDEX FUND had a flat half-year, leading the fund to a total return of 0% during the period. This result reflected skittishness among investors regarding stocks with relatively high prices in relation to such financial measures as earnings, book value, and dividends.
     Although many investors believe index funds are unmanaged, each index fund has an investment adviser responsible for the fund's efforts to match the benchmark. Sticking closely to the index--while accounting for the fund's daily cash flows, as well as for additions to and deletions from the benchmark--is a complex feat. Vanguard's Quantitative Equity Group has provided advisory services for our stock index funds since their inceptions, and the considerable skill of this group is reflected in the half-year results for our small-cap funds.
     The return of the Small-Cap Index Fund was 0.7 percentage point better than the result of the Russell 2000 Index, while the Small-Cap Growth and Small-Cap Value Index Funds outpaced their target indexes by 0.5 percentage point and 0.6 percentage point, respectively. Because the indexes exist only on paper, they incur no costs. Mutual funds, by contrast, carry expense ratios--operating costs as a percentage of average net assets (0.27 percentage point, or $2.70 per $1,000 in assets, in the case of our funds' Investor Shares)--and also face transaction costs when buying and selling securities. To overcome these hurdles, as the Quantitative Equity Group has often done, is impressive indeed.

IN SUMMARY
The weakness in economic activity, corporate profits, and stock prices experienced so far this year is the kind of rough weather that darkens the financial markets from time to time. Although such stormy seasons are to be expected, their timing and duration are impossible to predict. Successful investors do not avoid difficult periods. Instead, they maintain diversified and balanced financial plans that can withstand them. Such a portfolio includes a mix of stock funds, bond funds, and cash investments appropriate for your goals, time horizon, and financial circumstances.
     We thank you for entrusting your hard-earned money to Vanguard.


Sincerely,

/S/ JOHN J. BRENNAN

July 13, 2001

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN
                                                                    CHAIRMAN AND
                                                         CHIEF EXECUTIVE OFFICER

FUND STATISTICS
                                   NET ASSET VALUE           SIX MONTHS ENDED
                                      PER SHARE                JUNE 30, 2001
                             ---------------------------------------------------
                             DECEMBER 31,    JUNE 30,      INCOME  CAPITAL GAINS
U.S. STOCK  INDEX FUND               2000        2001   DIVIDENDS  DISTRIBUTIONS
--------------------------------------------------------------------------------
SMALL-CAP
  Investor Shares                  $19.44      $20.91          --            --
  Admiral Shares                    19.44       20.92          --            --
  Institutional Shares              19.44       20.93          --            --
--------------------------------------------------------------------------------
SMALL-CAP GROWTH
  Investor Shares                  $10.97      $10.97          --            --
  Institutional Shares              10.97       10.97          --            --
--------------------------------------------------------------------------------
SMALL-CAP VALUE
  Investor Shares                   $9.65      $10.34          --         $0.44
  Institutional Shares               9.65       10.34          --          0.44
--------------------------------------------------------------------------------

FUND PROFILE                                                 As of June 30, 2001
  for Small-Cap Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index and a broad market index. Key terms are defined on page 8.


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Number of Stocks                                2,190      2,000           6,334
Median Market Cap                               $0.8B      $0.8B          $35.0B
Price/Earnings Ratio                            30.2x      31.1x           27.3x
Price/Book Ratio                                 2.3x       2.3x            3.5x
Yield
  Investor Shares                                1.2%       1.2%            1.2%
  Admiral Shares                                 1.2%       1.2%            1.2%
  Institutional Shares                           1.3%       1.2%            1.2%
Return on Equity                                14.3%      14.2%           23.1%
Earnings Growth Rate                            12.4%      12.3%           15.8%
Foreign Holdings                                 0.0%       0.0%            0.0%
Turnover Rate                                   63%**         --             --
Expense Ratio
  Investor Shares                             0.27%**         --             --
  Admiral Shares                              0.20%**         --             --
  Institutional Shares                        0.10%**         --             --
Cash Investments                                 0.0%         --             --
--------------------------------------------------------------------------------


-----------------------------------------------------
TEN LARGEST HOLDINGS
  (% of total net assets)

LifePoint Hospitals, Inc.                        0.2%
  (health care)
Indymac Bancorp, Inc. REIT                       0.2
  (financial services)
Fisher Scientific International Inc.             0.2
  (retail)
Renal Care Group, Inc.                           0.2
  (health care)
Colonial BancGroup, Inc.                         0.2
  (banking)
Edwards Lifesciences Corp.                       0.2
  (medical)
Cytec Industries, Inc.                           0.2
  (chemicals)
TriQuint Semiconductor, Inc.                     0.2
  (electronics)
StanCorp Financial Group, Inc.                   0.2
  (insurance)
Fleming Cos., Inc.                               0.2
  (foods)
-----------------------------------------------------
Top Ten                                          2.0%
-----------------------------------------------------


--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                               TARGET                   WILSHIRE
                                     FUND      INDEX*        FUND           5000
--------------------------------------------------------------------------------
R-SQUARED                            1.00        1.00        0.61           1.00
BETA                                 1.00        1.00        1.00           1.00
--------------------------------------------------------------------------------


-------------------------------------
INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP                      SMALL
STYLE                           BLEND
-------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
  (% of common stocks)
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                            3.6%        3.5%           2.1%
Consumer Discretionary                          17.4        17.5           14.4
Consumer Staples                                 2.9         2.9            5.8
Financial Services                              20.5        20.1           20.0
Health Care                                     13.7        13.6           13.2
Integrated Oils                                  0.1         0.1            3.5
Other Energy                                     3.2         3.2            2.6
Materials & Processing                           8.4         8.5            3.1
Producer Durables                                9.1         8.9            3.5
Technology                                      14.8        15.6           17.7
Utilities                                        5.4         5.4            8.4
Other                                            0.9         0.7            5.7
--------------------------------------------------------------------------------

**Annualized.


                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

FUND PROFILE                                                 As of June 30, 2001
  for Small-Cap Growth Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index and a broad market index. Key terms are defined on page 8.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  218         218          6,334
Median Market Cap                               $1.1B       $1.1B         $35.0B
Price/Earnings Ratio                            27.5x       27.5x          27.3x
Price/Book Ratio                                 4.4x        4.4x           3.5x
Yield
  Investor Shares                                0.1%        0.4%           1.2%
  Institutional Shares                           0.3%        0.4%           1.2%
Return on Equity                                17.5%       17.5%          23.1%
Earnings Growth Rate                            21.7%       21.7%          15.8%
Foreign Holdings                                 0.0%        0.0%           0.0%
Turnover Rate                                   82%**         --             --
Expense Ratio
  Investor Shares                             0.27%**         --             --
  Institutional Shares                        0.10%**         --             --
Cash Investments                                 0.1%         --             --
--------------------------------------------------------------------------------



-----------------------------------------------------
TEN LARGEST HOLDINGS
  (% of total net assets)

Cephalon, Inc. 1.8% (biotechnology)
Universal Health Services Class B                1.4%
  (health products & services)
Varian Medical Systems, Inc.                     1.3
  (health products & services)
Commerce Bancorp, Inc.                           1.2
  (banking)
Patterson Dental Co.                             1.2
  (medical)
Barrett Resources Corp.                          1.0
  (oil)
AdvancePCS                                       1.0
  (health care)
RSA Security Inc.                                0.9
  (computer technology)
XTO Energy, Inc.                                 0.9
  (oil)
Cullen/Frost Bankers, Inc.                       0.9
  (banking)
-----------------------------------------------------
Top Ten                                         11.6%
-----------------------------------------------------



--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                               TARGET                   WILSHIRE
                                     FUND      INDEX*        FUND           5000
--------------------------------------------------------------------------------
R-SQUARED                            1.00        1.00        0.57           1.00
BETA                                 1.00        1.00        1.09           1.00
--------------------------------------------------------------------------------


-------------------------------------
INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP                      SMALL
STYLE                          GROWTH
-------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of common stocks)
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                            3.8%        3.5%           2.1%
Consumer Discretionary                          20.7        21.1           14.4
Consumer Staples                                 3.5         3.5            5.8
Financial Services                              10.5        10.1           20.0
Health Care                                     25.2        25.1           13.2
Integrated Oils                                  0.0         0.0            3.5
Other Energy                                     6.1         6.1            2.6
Materials & Processing                           5.9         5.9            3.1
Producer Durables                               12.3        12.8            3.5
Technology                                      11.1        11.0           17.7
Utilities                                        0.9         0.9            8.4
Other                                            0.0         0.0            5.7
--------------------------------------------------------------------------------
 *S&P SmallCap 600/BARRA Growth Index.
**Annualized.

FUND PROFILE                                                 As of June 30, 2001
  for Small-Cap Value Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index and a broad market index. Key terms are defined on page 8.


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  387        382           6,334
Median Market Cap                               $0.7B      $0.7B          $35.0B
Price/Earnings Ratio                            17.6x      17.6x           27.3x
Price/Book Ratio                                 1.6x       1.6x            3.5x
Yield
  Investor Shares                                0.9%       1.3%            1.2%
  Institutional Shares                           1.0%       1.3%            1.2%
Return on Equity                                14.4%      14.4%           23.1%
Earnings Growth Rate                            14.1%      14.1%           15.8%
Foreign Holdings                                 0.0%       0.0%            0.0%
Turnover Rate                                   67%**         --             --
Expense Ratio
  Investor Shares                             0.27%**         --             --
  Institutional Shares                        0.10%**         --             --
Cash Investments                                 0.0%         --             --
--------------------------------------------------------------------------------



-----------------------------------------------------
TEN LARGEST HOLDINGS
  (% of total net assets)
Smithfield Foods, Inc.                           1.1%
  (foods)
Fidelity National Financial, Inc.                1.0
 (financial services)
D. R. Horton, Inc.                               0.9
  (real estate)
Raymond James Financial, Inc.                    0.8
  (securities brokers & services)
Massey Energy Co.                                0.8
  (metals & mining)
Toll Brothers, Inc.                              0.8
  (residential construction)
Newfield Exploration Co.                         0.8
  (oil)
Washington Federal Inc.                          0.7
  (savings & loan)
Pride International Inc.                         0.7
  (energy)
Downey Financial Corp.                           0.7
  (savings & loan)
-----------------------------------------------------
Top Ten                                          8.3%
-----------------------------------------------------



--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                               TARGET                   WILSHIRE
                                     FUND      INDEX*        FUND           5000
--------------------------------------------------------------------------------
R-SQUARED                            1.00        1.00        0.51           1.00
BETA                                 1.00        1.00        0.74           1.00
--------------------------------------------------------------------------------


-------------------------------------
INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP                      SMALL
STYLE                           VALUE
-------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
  (% of common stocks)
                                                           TARGET       WILSHIRE
                                                 FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                            6.0%        6.2%           2.1%
Cnsumer Discretionary                           19.9        19.9           14.4
Consumer Staples                                 4.9         4.9            5.8
Financial Services                              14.3        14.0           20.0
Health Care                                      3.4         3.4           13.2
Integrated Oils                                  0.0         0.0            3.5
Other Energy                                     6.6         5.9            2.6
Materials & Processing                          13.4        14.4            3.1
Producer Durables                               11.4        11.4            3.5
Technology                                      11.3        11.5           17.7
Utilities                                        7.9         7.7            8.4
Other                                            0.9         0.7            5.7
--------------------------------------------------------------------------------
*S&P SmallCap 600/BARRA Value Index.
**Annualized.

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY
of Investment Terms

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES


In the performance summaries below and on the following page, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                    December 31, 1990--June 30, 2001
[BAR CHART SCALE -20 TO 60%]

                       SMALL-CAP INDEX FUND INVESTOR SHARES    RUSSEL 2000 INDEX
                       ------------------------------------    -----------------
1991                                 45.3                             46.1
1992                                 18.2                             18.4
1993                                 18.7                             18.9
1994                                 -0.5                             -1.8
1995                                 28.7                             28.4
1996                                 18.1                             16.5
1997                                 24.6                             22.4
1998                                 -2.6                             -2.5
1999                                 23.1                             21.3
2000                                 -2.7                             -3.0
2001*                                 7.6                              6.9
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 46 for dividend and capital gains information for the past five years.


SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                         May 21, 1998--June 30, 2001
[BAR CHART SCALE -20 TO 60%]

                              SMALL-CAP GROWTH INDEX           S&P SMALLCAP 600/
                                FUND INVESTOR SHARES          BARRA GROWTH INDEX
                              ----------------------        --------------------
1998                                 -4.8                             -5.0
1999                                 19.8                             19.6
2000                                  1.6                              0.6
2001*                                   0                             -0.5
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 48 for dividend and capital gains information since inception.

SMALL-CAP VALUE INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                         May 21, 1998--June 30, 2001

                 SMALL-CAP INDEX FUND INVESTOR SHARES       SMALL-CAP INDEX FUND
                 ------------------------------------       --------------------
1998                                -12.5                            -13.3
1999                                  3.3                              3.0
2000                                 21.9                             20.9
2001*                                12.4                             11.8
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 49 for dividend and capital gains information since inception.

FINANCIAL STATEMENTS
  June 30, 2001 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances.
Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (100.8%)(1)
-------------------------------------------------------------------------------------------------------------------
* LifePoint Hospitals, Inc.                                                                   216,935         9,606
* Indymac Bancorp, Inc. REIT                                                                  344,200         9,225
* Fisher Scientific International Inc.                                                        303,900         8,813
* Renal Care Group, Inc.                                                                      267,550         8,800
  Colonial BancGroup, Inc.                                                                    610,600         8,780
* Edwards Lifesciences Corp.                                                                  331,800         8,746
* Cytec Industries, Inc.                                                                      227,800         8,656
* TriQuint Semiconductor, Inc.                                                                383,500         8,629
  StanCorp Financial Group, Inc.                                                              175,800         8,331
  Fleming Cos., Inc.                                                                          232,100         8,286
* The Corporate Executive Board Co.                                                           195,800         8,224
  Lee Enterprises, Inc.                                                                       247,200         8,159
  Highwood Properties, Inc. REIT                                                              303,800         8,098
  Dean Foods Corp.                                                                            200,800         8,072
  United Dominion Realty Trust REIT                                                           560,950         8,050
* Novell, Inc.                                                                              1,411,900         8,034
  Peoples Energy Corp.                                                                        199,700         8,028
  BancorpSouth, Inc.                                                                          471,138         8,010
* Legato Systems, Inc.                                                                        501,100         7,993
  Franchise Finance Corp. of America REIT                                                     316,500         7,947
* Furniture Brands International Inc.                                                         283,500         7,938
  BRE Properties Inc. Class A REIT                                                            261,148         7,913
* CEC Entertainment Inc.                                                                      157,700         7,782
  IKON Office Solutions, Inc.                                                                 786,200         7,705
* Plexus Corp.                                                                                233,300         7,699
* INCYTE Genomics, Inc.                                                                       313,500         7,687
  Citizens Banking Corp.                                                                      262,292         7,672
* Varian Semiconductor Equipment Associates, Inc.                                             182,600         7,669
* Affiliated Managers Group, Inc.                                                             124,600         7,663
  Dial Corp.                                                                                  535,300         7,628
* Sensormatic Electronics Corp.                                                               447,850         7,613
  York International Corp.                                                                    216,700         7,589
* Informix Corp.                                                                            1,290,300         7,535
* Electronics for Imaging, Inc.                                                               254,300         7,502
  WestAmerica Bancorporation                                                                  190,800         7,489
* J.D. Edwards & Co.                                                                          528,800         7,477
* Covance, Inc.                                                                               327,700         7,422
  Ball Corp.                                                                                  155,400         7,391
  Camden Property Trust REIT                                                                  201,187         7,384
* Coventry Health Care Inc.                                                                   365,100         7,375
* Michaels Stores, Inc.                                                                       179,818         7,373
  BorgWarner, Inc.                                                                            148,300         7,359
* Zebra Technologies Corp. Class A                                                            149,500         7,343
* Suiza Foods Corp.                                                                           137,900         7,322
  RGS Energy Group Inc.                                                                       194,600         7,298
* STERIS Corp.                                                                                363,600         7,290
  AGL Resources Inc.                                                                          306,700         7,284
* Black Box Corp.                                                                             108,100         7,282

                                       11

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

  First American Corp.                                                                        380,300         7,203
  Hawaiian Electric Industries Inc.                                                           188,100         7,186
* Andrew Corp.                                                                                388,100         7,162
* THQ Inc.                                                                                    120,050         7,159
  First Industrial Realty Trust REIT                                                          222,500         7,144
* Alliant Techsystems, Inc.                                                                    79,200         7,120
  Rayonier Inc.                                                                               153,200         7,116
  WGL Holdings Inc.                                                                           262,200         7,109
  HRPT Properties Trust REIT                                                                  727,900         7,082
  Public Service Co. of New Mexico                                                            220,600         7,081
  Sierra Pacific Resources                                                                    442,696         7,079
  First Midwest Bancorp                                                                       228,921         7,062
* NetIQ Corp.                                                                                 224,004         7,009
  Post Properties, Inc. REIT                                                                  184,800         6,995
  Weingarten Realty Investors REIT                                                            158,875         6,967
  Crompton Corp.                                                                              637,762         6,952
* Career Education Corp.                                                                      116,000         6,948
  Whitney Holdings                                                                            148,150         6,948
  Louisiana-Pacific Corp.                                                                     590,600         6,928
* LTX Corp.                                                                                   269,900         6,899
  Harman International Industries, Inc.                                                       180,550         6,877
  Donaldson Co., Inc.                                                                         220,400         6,865
  Roper Industries Inc.                                                                       164,000         6,847
  Tupperware Corp.                                                                            290,900         6,816
  Hudson United Bancorp                                                                       264,951         6,756
  Commercial Federal Corp.                                                                    289,700         6,692
* Atlantic Coast Airlines Holdings Inc.                                                       221,000         6,628
  Independence Community  Bank Corp.                                                          335,100         6,615
  New York Community Bancorp, Inc.                                                            175,208         6,597
* Flowserve Corp.                                                                             213,906         6,578
* Scholastic Corp.                                                                            156,100         6,572
* Apria Healthcare                                                                            226,400         6,532
  Pittston Brink's Group                                                                      292,100         6,511
  Raymond James Financial, Inc.                                                               212,300         6,496
  Philadelphia Suburban Corp.                                                                 253,700         6,469
  Doral Financial Corp.                                                                       187,700         6,438
* Techne Corp.                                                                                198,000         6,435
  F & M National Corp.                                                                        160,379         6,415
* Stillwater Mining Co.                                                                       218,250         6,384
  Kennametal, Inc.                                                                            172,600         6,370
  Corn Products International, Inc.                                                           199,000         6,369
  Cambrex Corp.                                                                               125,500         6,349
* Charles River Laboratories, Inc.                                                            182,100         6,328
  United Bankshares, Inc.                                                                     233,900         6,269
  Pier 1 Imports Inc.                                                                         543,500         6,250
* Performance Food Group Co.                                                                  206,300         6,237
* Province Healthcare Co.                                                                     176,650         6,234
  Earthgrains Co.                                                                             239,644         6,231
* Zale Corp.                                                                                  184,500         6,218
  ArvinMeritor, Inc.                                                                          371,350         6,216
* NPS Pharmaceuticals Inc.                                                                    154,200         6,199
  Ruby Tuesday, Inc.                                                                          361,700         6,185
  Fair Issac & Co.                                                                             99,650         6,160
  Park National Corp.                                                                          60,860         6,147
* Copart, Inc.                                                                                209,900         6,140
* Alpha Industries, Inc.                                                                      206,900         6,114
* Perot Systems Corp.                                                                         337,700         6,112
  Universal Corp.                                                                             154,000         6,108
  Harsco Corp.                                                                                224,500         6,091
  Polaris Industries, Inc.                                                                    132,300         6,059
  Piedmont Natural Gas, Inc.                                                                  170,351         6,051
  Federal Signal Corp.                                                                        256,700         6,025
  Healthcare Realty Trust Inc. REIT                                                           228,807         6,018
  Applebee's International, Inc.                                                              187,850         6,011
  John Wiley & Sons Class A                                                                   254,100         6,009
  Thomas & Betts Corp.                                                                        272,100         6,005
  DQE Inc.                                                                                    266,400         5,994
* ITT Educational Services, Inc.                                                              133,200         5,994
  Greater Bay Bancorp                                                                         239,900         5,993
  KB Home                                                                                     198,600         5,992
  Carlisle Co., Inc.                                                                          170,600         5,949
* The Cheesecake Factory                                                                      209,294         5,923
  Aptargroup Inc.                                                                             182,400         5,915
  Global Payments Inc.                                                                        196,280         5,908
  ONEOK, Inc.                                                                                 299,400         5,898
* O'Reilly Automotive, Inc.                                                                   205,500         5,898
  Alexander & Baldwin, Inc.                                                                   228,500         5,884
* Dal-Tile International Inc.                                                                 314,600         5,837
  IDEX Corp.                                                                                  171,300         5,825
  CenterPoint Properties Corp. REIT                                                           116,000         5,824
* Beverly Enterprises, Inc.                                                                   544,100         5,822
  Ryder System, Inc.                                                                          296,900         5,819
* Electro Scientific Industries, Inc.                                                         152,500         5,810
  National Data Corp.                                                                         179,300         5,809
* IDEXX Laboratories Corp.                                                                    185,300         5,791
* Eclipsys Corp.                                                                              241,000         5,784
* Tetra Tech, Inc.                                                                            212,202         5,772
* Credence Systems Corp.                                                                      237,900         5,767
* CommScope, Inc.                                                                             244,800         5,753
  Graco, Inc.                                                                                 173,687         5,732
* Perrigo Co.                                                                                 342,700         5,720
* Respironics, Inc.                                                                           191,391         5,696
  Ametek Aerospace Products Inc.                                                              186,000         5,682
* Cubist Pharmaceuticals, Inc.                                                                149,500         5,681
* Key Energy Services, Inc.                                                                   523,100         5,670
* Avocent Corp.                                                                               249,200         5,669
* SonicWALL, Inc.                                                                             224,000         5,647
* Coherent, Inc.                                                                              156,100         5,646
* Varian, Inc.                                                                                174,600         5,640

                                       12

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

  Charles E. Smith Residential Realty, Inc. REIT                                              112,000         5,617
* CV Therapeutics, Inc.                                                                        98,400         5,609
* Microsemi Corp.                                                                              78,700         5,588
* United Stationers, Inc.                                                                     177,000         5,586
  Atmos Energy Corp.                                                                          228,248         5,583
* NVR, Inc.                                                                                    37,700         5,580
  Sensient Technologies Corp.                                                                 271,400         5,569
  Montana Power Co.                                                                           479,700         5,565
* Veeco Instruments, Inc.                                                                     139,700         5,553
* Linens 'n Things, Inc.                                                                      202,600         5,535
* GTech Holdings Corp.                                                                        155,800         5,532
* R.H. Donnelley Corp.                                                                        172,800         5,530
* VISX Inc.                                                                                   285,500         5,524
* Price Communications Corp.                                                                  273,535         5,523
* Silicon Valley Bancshares                                                                   251,000         5,522
  Dillard's Inc.                                                                              360,800         5,509
* Alamosa Holdings, Inc.                                                                      337,200         5,497
  Potlatch Corp.                                                                              159,500         5,489
* Commerce One, Inc.                                                                          938,900         5,483
* HS Resources Inc.                                                                            84,400         5,469
* Liberate Technologies, Inc.                                                                 497,600         5,449
* Mueller Industries Inc.                                                                     165,400         5,444
* Keane, Inc.                                                                                 246,800         5,430
* Accredo Health, Inc.                                                                        145,800         5,422
* Jack in the Box Inc.                                                                        207,400         5,413
* Insight Enterprises, Inc.                                                                   220,900         5,412
  Cousins Properties, Inc. REIT                                                               200,663         5,388
  Millennium Chemicals, Inc.                                                                  357,700         5,383
* Waste Connections, Inc.                                                                     149,500         5,382
  Alfa Corp.                                                                                  217,600         5,375
  CBRL Group, Inc.                                                                            316,600         5,366
* Chesapeake Energy Corp.                                                                     788,780         5,364
* CIMA Labs Inc.                                                                               68,283         5,360
* Stone Energy Corp.                                                                          120,741         5,349
  Cleco Corp.                                                                                 234,500         5,335
* Direct Focus, Inc.                                                                          112,250         5,332
  Avista Corp.                                                                                266,800         5,331
  RPM Inc. (Ohio)                                                                             576,500         5,304
  Downey Financial Corp.                                                                      111,946         5,291
  Shurgard Storage Centers, Inc. Class A REIT                                                 168,700         5,272
* Neurocrine Biosciences, Inc.                                                                131,600         5,263
  IMC Global Inc.                                                                             515,800         5,261
* Cell Therapeutics, Inc.                                                                     190,000         5,252
  WPS Resources Corp.                                                                         148,600         5,238
  National Service Industries, Inc.                                                           232,000         5,236
  Lancaster Colony Corp.                                                                      158,700         5,234
* SBA Communications Corp.                                                                    210,700         5,215
  Church & Dwight, Inc.                                                                       204,900         5,215
  Nationwide Health Properties, Inc. REIT                                                     258,100         5,214
* Toll Brothers, Inc.                                                                         132,300         5,201
  Developers Diversified Realty Corp. REIT                                                    282,100         5,185
  Commerce Group, Inc.                                                                        140,800         5,180
* Covanta Energy Corp.                                                                        280,500         5,178
* Remedy Corp.                                                                                148,700         5,175
  Worthington Industries, Inc.                                                                380,300         5,173
* Inktomi Corp.                                                                               539,100         5,170
* Triumph Group, Inc.                                                                         105,500         5,170
* Mercury Computer Systems, Inc.                                                              104,000         5,149
  Vintage Petroleum, Inc.                                                                     274,600         5,135
* Cognex Corp.                                                                                151,600         5,132
  Briggs & Stratton Corp.                                                                     121,800         5,128
  Richmond County Financial Corp.                                                             136,200         5,110
* The Titan Corp.                                                                             222,700         5,100
* Regeneron Pharmaceuticals, Inc.                                                             147,100         5,097
* Lone Star Technologies, Inc.                                                                140,500         5,086
  AmerUs Group Co.                                                                            143,100         5,076
* Advanced Digital Information Corp.                                                          293,300         5,074
  Forest City Enterprise Class A                                                               92,200         5,071
  MeriStar Hospitality Corp. REIT                                                             280,500         5,049
  Cooper Tire & Rubber Co.                                                                    353,900         5,025
  La-Z-Boy Inc.                                                                               270,400         5,002
* Anchor Gaming                                                                                77,300         4,995
* Veritas DGC Inc.                                                                            179,500         4,981
* Gartner, Inc. Class A                                                                       448,300         4,931
* Men's Wearhouse, Inc.                                                                       178,550         4,928
  Horace Mann Educators Corp.                                                                 228,600         4,926
  First Commonwealth Financial Corp.                                                          328,300         4,925
* Noven Pharmaceuticals, Inc.                                                                 125,600         4,924
* Leap Wireless International, Inc.                                                           162,275         4,917
* AnnTaylor Stores Corp.                                                                      137,300         4,915
  Pennzoil-Quaker State Co.                                                                   438,800         4,915
  Realty Income Corp. REIT                                                                    166,000         4,907
* Trimeris, Inc.                                                                               97,900         4,902
  Harleysville Group, Inc.                                                                    164,500         4,894
* InterMune Inc.                                                                              137,200         4,887
* HNC Software, Inc.                                                                          195,300         4,883
* Insituform Technologies Class A                                                             133,200         4,862
* Illuminet Holdings, Inc.                                                                    153,400         4,824
* Rambus Inc.                                                                                 391,600         4,821
* Mid Atlantic Medical Services, Inc.                                                         268,600         4,816
  Cabot Industrial Trust REIT                                                                 229,200         4,813
  Washington REIT                                                                             203,050         4,801
* Intermedia Communications Inc.                                                              322,000         4,798
  Community First Bankshares                                                                  208,500         4,796
  Staten Island Bancorp, Inc.                                                                 171,300         4,772
  Brown & Brown, Inc.                                                                         113,600         4,770

                                       13

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Too Inc.                                                                                    174,020         4,769
  Blyth, Inc.                                                                                 184,350         4,740
  Minerals Technologies, Inc.                                                                 110,400         4,738
* Kulicke & Soffa Industries, Inc.                                                            276,000         4,736
* Imation Corp.                                                                               187,900         4,735
  The Timken Co.                                                                              279,300         4,731
* Scios, Inc.                                                                                 189,000         4,727
* US Oncology, Inc.                                                                           531,582         4,726
  Overseas Shipholding Group Inc.                                                             153,800         4,697
* Stratos Lightwave, Inc.                                                                     361,230         4,696
* PRAECIS Pharmaceuticals Inc.                                                                285,500         4,694
* Owens-Illinois, Inc.                                                                        691,400         4,688
* American Management Systems, Inc.                                                           198,400         4,682
* Adaptec, Inc.                                                                               469,900         4,671
* Swift Transportation Co., Inc.                                                              241,800         4,657
* El Paso Electric Co.                                                                        289,800         4,634
  Stewart & Stevenson Services, Inc.                                                          140,410         4,634
* Inverness Medical Technology, Inc.                                                          124,800         4,618
* Pegasus Communications Corp. Class A                                                        205,000         4,613
* ATMI, Inc.                                                                                  153,400         4,602
* DDi Corp.                                                                                   230,000         4,600
  Claire's Stores, Inc.                                                                       237,600         4,600
* Dycom Industries, Inc.                                                                      200,600         4,600
* Impath, Inc.                                                                                103,800         4,598
* Education Management Corp.                                                                  114,600         4,590
  Chittenden Corp.                                                                            136,357         4,588
* Plantronics, Inc.                                                                           198,200         4,588
  Prentiss Properties Trust REIT                                                              173,800         4,571
  Trustco Bank                                                                                342,202         4,568
  C & D Technology Inc.                                                                       147,300         4,566
  PolyOne Corp.                                                                               436,900         4,548
* Structural Dynamics Research Corp.                                                          185,606         4,547
* Immunomedics Inc.                                                                           212,000         4,537
  The South Financial Group, Inc.                                                             240,122         4,535
* 99 Cents Only Stores                                                                        151,299         4,531
  Lincoln Electric Holdings                                                                   177,700         4,531
  New Jersey Resources Corp.                                                                  100,200         4,530
  Dole Food Co.                                                                               237,500         4,524
* Brooks Automation, Inc.                                                                      98,100         4,523
  Pacific Capital Bancorp                                                                     148,400         4,519
* Albany Molecular Research, Inc.                                                             118,700         4,512
  Invacare Corp.                                                                              116,600         4,504
* Cal Dive International, Inc.                                                                183,000         4,502
  Susquehanna Bancshares, Inc.                                                                221,175         4,501
* Tom Brown, Inc.                                                                             187,200         4,493
* SEACOR SMIT Inc.                                                                             95,950         4,485
* Anixter International Inc.                                                                  145,800         4,476
  Wolverine World Wide, Inc.                                                                  250,440         4,475
  Granite Construction Co.                                                                    176,000         4,474
* InFocus Corp.                                                                               218,900         4,463
* TranSwitch Corp.                                                                            404,400         4,448
* ILEX Oncology, Inc.                                                                         148,600         4,443
  Technitrol, Inc.                                                                            170,500         4,433
  W.R. Berkley Corp.                                                                          106,875         4,427
* Bally Total Fitness Holding Corp.                                                           149,000         4,412
* Southwest Bancorporation of Texas, Inc.                                                     145,800         4,405
  Alpharma, Inc. Class A                                                                      160,534         4,375
  USFreightways Corp.                                                                         148,200         4,372
* Pixelworks, Inc.                                                                            122,200         4,367
  The Macerich Co. REIT                                                                       175,700         4,357
* Cymer, Inc.                                                                                 172,000         4,350
* ImmunoGen, Inc.                                                                             217,300         4,346
  Trinity Industries, Inc.                                                                    207,800         4,341
* SurModics, Inc.                                                                              73,800         4,339
  LNR Property Corp.                                                                          123,950         4,338
* American Italian Pasta Co.                                                                   93,300         4,329
* Alaska Air Group, Inc.                                                                      149,300         4,315
* Intergraph Corp.                                                                            279,900         4,310
* Borland Software Corp.                                                                      276,100         4,307
  Newport Corp.                                                                               162,500         4,306
* Spinnaker Exploration Co.                                                                   108,000         4,305
  Energen Corp.                                                                               155,800         4,301
* Advanced Energy Industries, Inc.                                                            104,000         4,292
  Regis Corp.                                                                                 204,350         4,289
* Elantec Semiconductor, Inc.                                                                 126,700         4,281
  Tecumseh Products Co. Class A                                                                86,100         4,262
* Getty Images, Inc.                                                                          161,300         4,237
* Bio-Technology General Corp.                                                                322,900         4,230
* Rehabcare Corp.                                                                              87,600         4,222
* Exar Corp.                                                                                  213,300         4,215
  Woodward Governor Co.                                                                        49,800         4,201
* Kansas City Southern Industries,Inc.                                                        265,800         4,200
* InfoSpace, Inc.                                                                           1,093,250         4,198
  CH Energy Group, Inc.                                                                        95,200         4,184
* Cerus Corp.                                                                                  57,600         4,180
* Aspen Technologies, Inc.                                                                    172,500         4,175
  Federal Realty Investment Trust REIT                                                        201,100         4,171
* Titan Pharmaceuticals, Inc.                                                                 138,900         4,168
  Oshkosh Truck Corp.                                                                          94,100         4,164
* Genesco, Inc.                                                                               123,600         4,153
* PETsMART, Inc.                                                                              586,650         4,136
  UGI Corp. Holding Co.                                                                       152,900         4,128
* Powerwave Technologies, Inc.                                                                283,400         4,109
  FactSet Research Systems Inc.                                                               115,000         4,106
* Newpark Resources, Inc.                                                                     368,800         4,094
  Ohio Casualty Corp.                                                                         315,318         4,083
* Sylvan Learning Systems, Inc.                                                               167,500         4,070
* Guilford Pharmaceuticals, Inc.                                                              119,700         4,070
  Banta Corp.                                                                                 138,600         4,061
  Jefferies Group, Inc.                                                                       125,332         4,061

                                       14

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* eFunds Corp.                                                                                218,300         4,060
  Superior Industries International, Inc.                                                     105,900         4,056
* Priceline.com Inc.                                                                          446,800         4,044
  Manitowac Co., Inc.                                                                         136,800         4,036
  Texas Industries, Inc.                                                                      117,220         4,031
* MRV Communications Inc.                                                                     429,700         4,018
  Kaydon Corp.                                                                                156,600         4,017
  Kilroy Realty Corp. REIT                                                                    138,000         4,016
  Essex Property Trust, Inc. REIT                                                              81,000         4,014
* Enzo Biochem, Inc.                                                                          116,878         4,010
* Interlogix, Inc.                                                                            109,707         4,004
* Western Digital Corp.                                                                       998,900         3,996
* Cable Design Technologies                                                                   246,925         3,990
* Professional Detailing, Inc.                                                                 43,300         3,984
  American Capital Strategies, Ltd.                                                           141,600         3,974
* Cell Genesys, Inc.                                                                          193,653         3,970
  H.B. Fuller Co.                                                                              79,550         3,970
  UMB Financial Corp.                                                                          92,241         3,966
  Diagnostic Products Corp.                                                                   119,400         3,964
  FelCor Lodging Trust, Inc. REIT                                                             169,200         3,959
  International Bancshares Corp.                                                               94,183         3,956
  Cooper Cos., Inc.                                                                            76,900         3,953
* Netegrity, Inc.                                                                             131,750         3,953
  Stewart Enterprises, Inc. Class A                                                           540,100         3,943
  American Greetings Corp.  Class A                                                           357,900         3,937
* Interdigital Communications Corp.                                                           296,700         3,931
* IntraNet Solutions, Inc.                                                                    103,200         3,927
  Gables Residential Trust REIT                                                               131,100         3,926
* Corixa Corp.                                                                                229,866         3,924
* MatrixOne, Inc.                                                                             169,000         3,919
* Swift Energy Co.                                                                            129,920         3,914
* NYFIX, Inc.                                                                                 122,500         3,914
* Wisconsin Central Transportation Corp.                                                      233,900         3,913
* S1 Corp.                                                                                    279,500         3,913
* ANADIGICS, Inc.                                                                             169,600         3,901
  UniSource Energy Corp.                                                                      169,460         3,892
  Helix Technology Corp.                                                                      127,000         3,871
  Health Care REIT, Inc.                                                                      162,800         3,867
  Southwest Gas Corp.                                                                         163,100         3,862
* Footstar Inc.                                                                               111,800         3,846
  Modine Manufacturing Co.                                                                    138,900         3,831
  USEC Inc.                                                                                   453,800         3,826
  Werner Enterprises, Inc.                                                                    157,674         3,824
* AmeriPath, Inc.                                                                             130,300         3,818
  Liberty Corp.                                                                                95,400         3,816
  Selective Insurance Group                                                                   142,900         3,813
  Ryland Group, Inc.                                                                           75,300         3,810
  John H. Harland Co.                                                                         163,500         3,810
  Otter Tail Corp.                                                                            137,200         3,807
* EMCORE Corp.                                                                                123,400         3,795
* Ixia                                                                                        199,600         3,792
  Summit Properties, Inc. REIT                                                                140,900         3,780
  Cabot Oil & Gas Corp. Class A                                                               154,626         3,774
* GlobeSpan, Inc.                                                                             257,700         3,762
* Kopin Corp.                                                                                 309,600         3,759
* La Quinita Properties, Inc.                                                                 725,422         3,758
* Photronics Labs Inc.                                                                        146,300         3,754
* Sonic Corp.                                                                                 117,950         3,743
* Airgas, Inc.                                                                                314,300         3,740
* Sawtek Inc.                                                                                 158,800         3,737
  St. Mary Land & Exploration Co.                                                             158,880         3,711
  Belden, Inc.                                                                                138,500         3,705
  Florida East Coast Industries Inc. Class A                                                  104,600         3,703
  First Citizens BancShares Class A                                                            34,100         3,700
  ABM Industries                                                                               99,300         3,699
* Southern Union Co.                                                                          181,315         3,699
* Metro One Telecommunications, Inc.                                                           57,000         3,698
  Western Gas Resources, Inc.                                                                 113,400         3,697
* Chico's Fas, Inc.                                                                           124,200         3,695
* Aurora Biosciences Corp.                                                                    119,100         3,692
* The Boyds Collection, Ltd.                                                                  297,000         3,689
* Silicon Storage Technology, Inc.                                                            364,100         3,688
  The Trust Co. of New Jersey                                                                 108,370         3,685
  SL Green Realty Corp. REIT                                                                  121,400         3,680
* Dionex Corp.                                                                                110,600         3,677
* Sapient Corp.                                                                               376,700         3,673
* Del Webb Corp.                                                                               94,496         3,656
  Delta & Pine Land Co.                                                                       186,000         3,655
  American Financial Holdings, Inc.                                                           154,800         3,653
  Ventas, Inc. REIT                                                                           333,600         3,653
  Longs Drug Stores, Inc.                                                                     169,300         3,648
* Pacific Sunwear of California                                                               162,562         3,646
  Brady Corp. Class A                                                                         100,500         3,631
* Iomega Corp.                                                                              1,516,500         3,624
* ADVO, Inc.                                                                                  105,950         3,619
* Scotts Co.                                                                                   87,200         3,614
  Matthews International Corp.                                                                 81,900         3,601
* CryoLife Inc.                                                                                88,000         3,600
  S & T Bancorp, Inc.                                                                         133,200         3,596
  Chateau Communities, Inc. REIT                                                              114,500         3,595
* Cost Plus, Inc.                                                                             119,550         3,587
  Owens & Minor, Inc. Holding Co.                                                             188,137         3,575
  Chemical Financial Corp                                                                     120,807         3,564
  Longview Fibre Co.                                                                          289,100         3,562
  Chelsea Property Group                                                                       75,900         3,560
  F.N.B. Corp.                                                                                133,291         3,559
* Modis Professional Services Inc.                                                            515,300         3,556
  Wallace Computer Services, Inc.                                                             214,700         3,551
* WMS Industries, Inc.                                                                        110,300         3,548
* Stericycle, Inc.                                                                             75,500         3,545
* Tanox, Inc.                                                                                 112,200         3,540

                                       15

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

  First Financial Bancorp                                                                     207,182         3,539
  Kimball International, Inc. Class B                                                         195,400         3,537
  CBL & Associates Properties, Inc. REIT                                                      115,100         3,532
  Bob Evans Farms, Inc.                                                                       196,200         3,532
* Information Holdings Inc.                                                                   109,300         3,530
* Aeroflex, Inc.                                                                              336,050         3,529
* Pathmark Stores, Inc.                                                                       143,400         3,528
* Evergreen Resources, Inc.                                                                    92,800         3,526
* DMC Stratex Networks, Inc.                                                                  351,600         3,516
* Gaylord Entertainment Co. Class A                                                           122,075         3,516
  Northwest Natural Gas Co.                                                                   141,150         3,515
  Crawford & Co. Class B                                                                      195,250         3,515
  East West Bancorp, Inc.                                                                     130,100         3,513
* Argosy Gaming Co.                                                                           126,100         3,501
  Amcore Financial                                                                            145,420         3,496
  Ferro Corp.                                                                                 160,000         3,490
* Symyx Technologies                                                                          143,800         3,479
* FuelCell Energy, Inc.                                                                       150,500         3,475
  Republic Bancorp, Inc.                                                                      249,848         3,473
* FEI Co.                                                                                      84,600         3,469
* AirTran Holdings, Inc.                                                                      330,300         3,468
* Take-Two Interactive Software, Inc.                                                         186,400         3,458
  Nordson Corp.                                                                               130,400         3,456
  Provident Bankshares Corp.                                                                  138,302         3,449
  Libbey, Inc.                                                                                 86,300         3,427
  Mentor Corp.                                                                                120,000         3,420
  General Cable Corp.                                                                         184,250         3,418
* Syncor International Corp.                                                                  110,200         3,416
* Echelon Corp.                                                                               111,000         3,414
  Standard Pacific Corp.                                                                      147,400         3,412
* AirGate PCS, Inc.                                                                            65,400         3,401
  UIL Holdings Corp.                                                                           69,950         3,399
* Amylin Pharmaceuticals, Inc.                                                                301,900         3,396
* Sybron Dental Specialties, Inc.                                                             164,400         3,369
* EGL, Inc.                                                                                   192,850         3,367
  Wausau-Mosinee Paper Corp.                                                                  261,010         3,364
  First Charter Corp.                                                                         178,800         3,353
* Arbitron Inc.                                                                               139,000         3,350
  Hilb, Rogal and Hamilton Co.                                                                 76,500         3,347
  Clarcor Inc.                                                                                124,425         3,341
* Exelixis, Inc.                                                                              176,000         3,339
* Centillium Communications, Inc.                                                             134,700         3,332
  Olin Corp.                                                                                  195,800         3,327
  Pan Pacific Retail Properties, Inc. REIT                                                    127,760         3,322
  Regency Centers Corp.                                                                       130,700         3,320
  MDC Holdings, Inc.                                                                           93,560         3,312
* Transkaryotic Therapies, Inc.                                                               112,400         3,310
* Haemonetics Corp.                                                                           108,450         3,308
  Hooper Holmes, Inc.                                                                         322,500         3,306
  Albemarle Corp.                                                                             142,020         3,291
  AGCO Corp.                                                                                  358,900         3,284
  Florida Rock Industries, Inc.                                                                70,000         3,283
* Bruker Daltonics, Inc.                                                                      217,700         3,281
* Korn/Ferry International                                                                    211,000         3,271
  Reckson Associates Realty Corp. REIT                                                        142,100         3,268
* Landstar System                                                                              48,000         3,265
  Alexandria Real Estate Equities, Inc. REIT                                                   81,900         3,260
* Administaff, Inc.                                                                           125,100         3,253
  Peoples Bank Bridgeport                                                                     139,300         3,247
* Gene Logic Inc.                                                                             148,900         3,246
* Input/Output, Inc.                                                                          255,300         3,242
* MSC Industrial Direct Co., Inc. Class A                                                     186,300         3,242
* Sirius Satellite Radio, Inc.                                                                265,600         3,238
* Charming Shoppes, Inc.                                                                      539,300         3,236
* Maverick Tube Corp.                                                                         190,600         3,231
* Activision, Inc.                                                                             82,300         3,230
  LandAmerica Financial Group, Inc.                                                           101,400         3,230
  UCBH Holdings, Inc.                                                                         106,400         3,229
* MKS Instruments, Inc.                                                                       111,996         3,225
  Brandywine Realty Trust REIT                                                                143,500         3,222
  The Toro Co.                                                                                 71,600         3,218
* Edison Schools Inc.                                                                         140,900         3,218
* Grey Wolf, Inc.                                                                             804,400         3,218
* Terex Corp.                                                                                 151,700         3,216
* Unit Corp.                                                                                  202,700         3,213
  CTS Corp.                                                                                   156,600         3,210
  First Bancorp/Puerto Rico                                                                   118,900         3,209
  MAF Bancorp, Inc.                                                                           104,051         3,194
* Digital Insight Corp.                                                                       144,500         3,193
  Media General, Inc. Class A                                                                  69,400         3,192
* Verity, Inc.                                                                                160,000         3,192
* Manhattan Associates, Inc.                                                                   80,300         3,192
* SERENA Software, Inc.                                                                        87,700         3,187
  Carpenter Technology Corp.                                                                  108,800         3,187
* NCO Group, Inc.                                                                             102,750         3,178
* Encompass Services Corp.                                                                    354,645         3,174
* Pediatrix Medical Group, Inc.                                                                95,500         3,171
* Ralcorp Holdings, Inc.                                                                      168,700         3,161
* Parker Drilling Co.                                                                         485,600         3,156
  Hughes Supply, Inc.                                                                         133,250         3,151
  Airborne, Inc.                                                                              271,300         3,144
* Hot Topic, Inc.                                                                             100,600         3,129
* Remec, Inc.                                                                                 252,000         3,125
  Storage USA, Inc. REIT                                                                       86,700         3,121
  G & K Services, Inc.                                                                        115,850         3,116
  Texas Regional Bancshares, Inc.                                                              77,140         3,108
* Transaction Systems Architects, Inc.                                                        200,400         3,106
* Actel Corp.                                                                                 126,000         3,093

                                       16

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Tweeter Home Entertainment Group, Inc.                                                       87,600         3,092
  Capitol Federal Financial                                                                   159,700         3,087
* UnitedGlobalCom Inc. Class A                                                                356,800         3,086
* Thoratec Corp.                                                                              198,363         3,085
* Pharmacyclics, Inc.                                                                          90,900         3,082
  Corus Bankshares Inc.                                                                        51,100         3,079
* Biosite Diagnostics, Inc.                                                                    68,700         3,078
* Maxygen                                                                                     158,500         3,075
* Station Casinos, Inc.                                                                       192,100         3,074
* F.Y.I. Inc.                                                                                  74,800         3,067
* Champion Enterprises, Inc.                                                                  269,348         3,065
* Ionics, Inc.                                                                                 97,300         3,065
* UCAR International, Inc.                                                                    256,100         3,060
* Dollar Thrifty Automotive Group, Inc.                                                       126,700         3,041
* Read Rite Corp.                                                                             567,300         3,024
* Choice Hotel International, Inc.                                                            201,200         3,018
* Akamai Technologies, Inc.                                                                    28,600         3,015
* Quiksilver, Inc.                                                                            120,500         3,013
* Prime Hospitality Corp.                                                                     253,700         3,006
* Mattson Technology, Inc.                                                                    171,500         2,998
* K-V Pharmaceutical Co. Class B                                                               89,475         2,997
* NBTY, Inc.                                                                                  240,800         2,996
  Northwestern Corp.                                                                          133,600         2,993
  Home Properties of New York, Inc. REIT                                                       99,400         2,992
  Datascope Corp.                                                                              64,900         2,991
  The Pep Boys (Manny, Moe & Jack)                                                             66,300         2,991
* E.Piphany Inc.                                                                              294,300         2,990
* AstroPower, Inc.                                                                             57,300         2,988
  Cornerstone Realty Income Trust, Inc. REIT                                                  257,400         2,986
* Pharmacopeia, Inc.                                                                          123,900         2,974
* Integrated Circuit Systems, Inc.                                                            154,700         2,970
  Sun Communities, Inc. REIT                                                                   83,900         2,966
* Packard BioScience Co.                                                                      356,900         2,962
  Kellwood Co.                                                                                128,150         2,960
* FileNet Corp.                                                                               199,200         2,948
* Neose Technologies, Inc.                                                                     65,400         2,943
* XTRA Corp.                                                                                   59,300         2,941
* American Superconductor Corp.                                                               113,900         2,939
* Zoran Corp.                                                                                  98,500         2,927
  Annaly Mortgage Management Inc. REIT                                                        212,700         2,916
  JLG Industries, Inc.                                                                        236,100         2,916
* ArthroCare Corp.                                                                            111,400         2,913
* Paxar Corp.                                                                                 202,256         2,912
* First Federal Financial Corp.                                                                97,350         2,901
  Casey's General Stores                                                                      222,957         2,898
  Ruddick Corp.                                                                               170,800         2,895
* AXT, Inc.                                                                                   108,000         2,884
* Adolor Corp.                                                                                133,200         2,877
* United Television, Inc.                                                                      22,829         2,876
* Diversa Corp.                                                                               141,400         2,876
* Hain Celestial Group, Inc.                                                                  130,500         2,871
* Kronos, Inc.                                                                                 70,050         2,869
* Nautica Enterprises, Inc.                                                                   140,014         2,860
* Ultratech Stepper, Inc.                                                                     111,500         2,860
* Checkpoint Systems, Inc.                                                                    160,500         2,857
* NTELOS Inc.                                                                                  95,000         2,856
* ViroPharma Inc.                                                                              83,900         2,853
* Value Vision International, Inc. Class A                                                    131,000         2,849
  NACCO Industries, Inc. Class A                                                               36,495         2,846
* DSP Group Inc.                                                                              132,600         2,844
* Monaco Coach Corp.                                                                           85,650         2,844
* Midway Games Inc.                                                                           153,311         2,836
  Baldor Electric Co.                                                                         132,627         2,834
  Delphi Financial Group, Inc.                                                                 73,405         2,826
  Springs Industries Inc. Class A                                                              63,900         2,818
* Lightbridge, Inc.                                                                           145,193         2,817
* Virata Corp.                                                                                237,000         2,808
* Avant! Corp.                                                                                211,038         2,807
* Tularik, Inc.                                                                               107,200         2,769
* UICI                                                                                        215,900         2,753
  Frontier Financial Corp.                                                                     98,300         2,752
  Charter Municipal Mortgage Acceptance Co.                                                   172,400         2,750
* Littelfuse, Inc.                                                                            102,500         2,746
  J. M. Smucker Co.                                                                           105,600         2,746
* Oak Technology, Inc.                                                                        259,200         2,745
* AmSurg Corp.                                                                                 92,800         2,742
* Documentum, Inc.                                                                            212,100         2,740
* Hyperion Solutions Corp.                                                                    181,619         2,724
* Collins & Aikman Corp.                                                                      439,100         2,722
* FreeMarkets, Inc.                                                                           136,100         2,722
* Rare Hospitality International Inc.                                                         120,300         2,719
* Teledyne Technologies, Inc.                                                                 178,458         2,713
  Reliance Steel & Aluminum Co.                                                               107,200         2,707
* PAREXEL International Corp.                                                                 138,800         2,707
  Wellman, Inc.                                                                               151,200         2,706
  Laclede Gas Co.                                                                             106,400         2,703
* Benchmark Electronics, Inc.                                                                 110,500         2,692
* IHOP Corp.                                                                                  100,100         2,688
* PolyMedica Corp.                                                                             66,300         2,685
* Hutchinson Technology, Inc.                                                                 140,900         2,684
* Nuance Communications Inc.                                                                  148,700         2,680
  Presidential Life Corp.                                                                     119,200         2,670
* Trimble Navigation Ltd.                                                                     136,640         2,663
  Grey Global Group Inc.                                                                        4,000         2,660
  Lennox International Inc.                                                                   241,800         2,648
* Spherion Corp.                                                                              295,606         2,646
* Progress Software Corp.                                                                     163,200         2,644
* Charlotte Russe Holding Inc.                                                                 98,500         2,640
* Skechers U.S.A., Inc.                                                                        90,000         2,631
* Harmonic, Inc.                                                                              261,800         2,618

                                       17

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* MAXIMUS, Inc.                                                                                65,200         2,614
  Patina Oil & Gas Corp.                                                                       98,500         2,610
* Safeguard Scientifics, Inc.                                                                 507,600         2,609
  Fleetwood Enterprises, Inc.                                                                 184,500         2,598
* ProBusiness Services, Inc.                                                                   97,800         2,597
* Kirby Corp.                                                                                 105,300         2,596
  NBT Bancorp, Inc.                                                                           134,286         2,592
* Forward Air Corp.                                                                            86,500         2,591
* Beazer Homes USA, Inc.                                                                       40,800         2,590
* Coinstar, Inc.                                                                              116,300         2,588
* Yellow Corp.                                                                                136,250         2,586
* Commonwealth Telephone Enterprises, Inc.                                                     61,199         2,586
* SPS Technologies, Inc.                                                                       54,500         2,583
  Cohu, Inc.                                                                                  114,600         2,579
* PSS World Medical, Inc.                                                                     400,362         2,574
  Westbanco Inc.                                                                              102,479         2,571
* Ciber, Inc.                                                                                 270,100         2,566
  Dreyer's Grand Ice Cream, Inc.                                                               91,900         2,564
* CUNO Inc.                                                                                    85,250         2,558
* Oceaneering International, Inc.                                                             123,200         2,556
* Barra, Inc.                                                                                  65,250         2,555
* General Communication, Inc.                                                                 210,700         2,549
  Vector Group Ltd.                                                                            79,775         2,549
  Interstate Bakeries Corp.                                                                   159,300         2,549
* SCP Pool Corp.                                                                               73,900         2,545
* Sunrise Assisted Living, Inc.                                                                96,900         2,544
* Ligand Pharmaceuticals Inc. Class B                                                         224,700         2,539
* Esterline Technologies Corp.                                                                116,500         2,534
* Lands' End, Inc.                                                                             63,100         2,533
* The Topps Co., Inc.                                                                         216,600         2,532
* Simpson Manufacturing Co.                                                                    41,800         2,529
  Colonial Properties Trust REIT                                                               82,100         2,529
* Rudolph Technologies, Inc.                                                                   53,800         2,529
* Digene Corp.                                                                                 61,500         2,509
* Flowers Foods, Inc.                                                                          79,900         2,505
* AsiaInfo Holdings, Inc.                                                                     126,500         2,498
  Koger Equity, Inc. REIT                                                                     151,000         2,492
  Arch Chemicals, Inc.                                                                        113,800         2,484
* Emisphere Technologies, Inc.                                                                 85,400         2,483
  JDN Realty Corp. REIT                                                                       185,250         2,482
* Active Power, Inc.                                                                          148,800         2,482
* SeeBeyond Technology Corp.                                                                  156,000         2,480
* Asyst Technologies, Inc.                                                                    183,300         2,475
* Artesyn Technologies, Inc.                                                                  191,456         2,470
* Secure Computing Corp.                                                                      157,100         2,468
  Argonaut Group, Inc.                                                                        122,700         2,466
  Park Electrochemical Corp.                                                                   93,400         2,466
* Multex.com Inc.                                                                             151,700         2,465
* Westport Resources Corp.                                                                    117,200         2,461
  Arrow International, Inc.                                                                    64,000         2,458
  Pulitzer, Inc.                                                                               46,500         2,455
  Wabtec Corp.                                                                                163,456         2,452
  Commercial Net Lease Realty REIT                                                            172,000         2,451
  Glimcher Realty Trust REIT                                                                  136,900         2,451
  Thomas Industries, Inc.                                                                      82,950         2,447
* CACI International, Inc.                                                                     51,900         2,439
* Caliper Technologies Corp.                                                                  115,700         2,435
  Madison Gas & Electric Co.                                                                   87,575         2,435
  Integra Bank Corp.                                                                           98,166         2,432
* PRI Automation, Inc.                                                                        131,200         2,430
* Journal Register Co.                                                                        150,900         2,429
* Agile Software Corp.                                                                        142,500         2,423
* Unifi, Inc.                                                                                 284,200         2,416
* BE Avionics Inc.                                                                            126,800         2,416
* Sonic Automotive, Inc.                                                                      126,400         2,414
* Boca Resorts, Inc. Class A                                                                  163,800         2,413
* Martek Biosciences Corp.                                                                     84,600         2,411
* Mobile Mini, Inc.                                                                            73,100         2,411
  Cathay Bancorp, Inc.                                                                         44,010         2,407
* Ocular Sciences, Inc.                                                                        94,700         2,405
* Aztar Corp.                                                                                 198,400         2,401
* Avigen, Inc.                                                                                111,600         2,399
* Young Broadcasting Inc.                                                                      71,300         2,394
* Century Business Services, Inc.                                                             443,000         2,392
  Harbor Florida Bancshares, Inc.                                                             124,884         2,392
* Paxson Communications Corp.                                                                 177,100         2,391
  Harleysville National Corp.                                                                  51,573         2,385
* InterTan, Inc.                                                                              170,050         2,381
* Microtune, Inc.                                                                             108,200         2,380
* Anaren Microwave, Inc.                                                                      118,800         2,376
  Sterling Bancshares, Inc.                                                                   123,300         2,365
* Handleman Co.                                                                               141,100         2,363
  Bay View Capital Corp.                                                                      315,199         2,358
* webMethods, Inc.                                                                            111,200         2,355
* The Profit Recovery Group International, Inc.                                               205,250         2,352
* ProQuest Company                                                                             75,700         2,346
* The InterCept Group, Inc.                                                                    61,300         2,329
* Rogers Corp.                                                                                 87,800         2,327
* Cytogen Corp.                                                                               430,400         2,324
* Crestline Capital Corp.                                                                      74,700         2,321
  AAR Corp.                                                                                   135,600         2,319
* Biopure Corp.                                                                                87,300         2,302
* Spectrasite Holdings, Inc.                                                                  317,200         2,297
  Penton Media, Inc. Class A                                                                  131,000         2,293
* Bio-Rad Laboratories, Inc. Class A                                                           46,000         2,291
* Power Integrations, Inc.                                                                    146,500         2,285
  Tucker Anthony Sutro Corp.                                                                  103,600         2,279
  Barnes Group, Inc.                                                                           92,100         2,275
  Taubman Co. REIT                                                                            161,900         2,267
* XO Communications Inc.                                                                    1,180,100         2,266

                                       18

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* School Specialty, Inc.                                                                       87,100         2,252
  Regal-Beloit Corp.                                                                          107,600         2,251
  Mid-State Bancshares                                                                        123,400         2,251
  GenCorp, Inc.                                                                               175,840         2,251
* Lexicon Genetics Inc.                                                                       179,800         2,248
* Arena Pharmaceuticals, Inc.                                                                  73,700         2,247
* Christopher & Banks Corp.                                                                    68,900         2,246
* Cumulus Media Inc.                                                                          165,100         2,242
* Saba Software, Inc.                                                                         136,600         2,242
* Group 1 Automotive, Inc.                                                                     75,700         2,241
* Corrections Corp. of America                                                                140,218         2,236
* Arkansas Best Corp.                                                                          97,000         2,236
* Digital Lightwave, Inc.                                                                      60,400         2,232
  Kaman Corp. Class A                                                                         126,100         2,232
* Actuate Software Corp.                                                                      233,000         2,225
* ISIS Pharmaceuticals, Inc.                                                                  179,300         2,222
* Internap Network Services Corp.                                                             679,200         2,221
  A. Schulman Inc.                                                                            164,400         2,219
  Russell Corp.                                                                               130,425         2,216
  RFS Hotel Investors, Inc. REIT                                                              140,300         2,215
* Jones Lang Lasalle Inc.                                                                     167,700         2,214
  Greif Brothers Corp. Class A                                                                 72,800         2,209
  Manufactured Home Communities, Inc. REIT                                                     78,600         2,209
* Heidrick & Struggles International, Inc.                                                    108,600         2,208
* Renaissance Learning, Inc.                                                                   43,600         2,206
  Elcor Corp.                                                                                 108,425         2,196
  Seacoast Financial Services Corp.                                                           134,500         2,186
* C-COR Electronics, Inc.                                                                     182,000         2,184
  Winnebago Industries, Inc.                                                                   71,000         2,183
  Kelly Services, Inc. Class A                                                                 90,000         2,183
* IMRglobal Corp.                                                                             199,600         2,182
* OfficeMax, Inc.                                                                             591,100         2,181
* Concurrent Computer Corp.                                                                   310,200         2,171
* On Assignment, Inc.                                                                         120,300         2,165
* Three-Five Systems, Inc.                                                                    120,300         2,163
* WebEx Communications, Inc.                                                                   81,100         2,162
* MICROS Systems, Inc.                                                                         98,000         2,156
* Alexion Pharmaceuticals, Inc.                                                                89,800         2,155
* Allen Telecom Inc.                                                                          143,660         2,155
* AnswerThink Consulting Group, Inc.                                                          215,600         2,154
* Pacificare Health Systems, Inc.                                                             132,100         2,153
* Tower Automotive, Inc.                                                                      209,500         2,147
  Mills Corp. REIT                                                                             87,247         2,146
* Entegris Inc.                                                                               187,400         2,146
* Proxim, Inc.                                                                                151,932         2,142
  Bowne & Co., Inc.                                                                            86,200         2,141
* Genuity Inc.                                                                                685,700         2,139
* I-many, Inc.                                                                                158,300         2,137
* Ventana Medical Systems, Inc.                                                                67,800         2,136
  Crown Cork & Seal Co., Inc.                                                                 569,500         2,136
  Arnold Industries, Inc.                                                                     110,300         2,135
* Rayovac Corp.                                                                               100,000         2,130
* Conmed Corp.                                                                                 81,750         2,130
* Novoste Corp.                                                                                83,400         2,127
* Ocwen Financial Corp.                                                                       206,700         2,119
* Plains Resources                                                                             89,100         2,117
* Factory 2-U Stores Inc.                                                                      72,100         2,116
* AmeriCredit Corp.                                                                            40,700         2,114
  Chesapeake Corp. of Virginia                                                                 85,300         2,111
  Glenborough Realty Trust, Inc. REIT                                                         109,200         2,108
  Carter-Wallace, Inc.                                                                        108,900         2,107
* Ryan's Family Steak Houses, Inc.                                                            171,900         2,106
  Georgia Gulf Corp.                                                                          135,800         2,105
* Rent-A-Center, Inc.                                                                          39,900         2,099
* Numerical Technologies, Inc.                                                                 99,900         2,098
  Fremont General Corp.                                                                       322,500         2,096
* Electroglas, Inc.                                                                           118,400         2,096
  MacDermid, Inc.                                                                             116,300         2,093
* General Semiconductor, Inc.                                                                 200,050         2,093
  Walter Industries, Inc.                                                                     175,200         2,085
  Waypoint Financial Corp.                                                                    166,400         2,080
* Papa John's International, Inc.                                                              82,050         2,080
  Nu Skin Enterprises, Inc.                                                                   244,600         2,079
* Vicor Corp.                                                                                 127,500         2,078
* Corinthian Colleges, Inc.                                                                    44,100         2,076
* Genlyte Group, Inc.                                                                          67,000         2,071
* Presstek, Inc                                                                               172,500         2,070
* Carreker Corp.                                                                               96,200         2,068
* Texas Biotechnology Corp.                                                                   246,700         2,067
* MIPS Technologies, Inc. Class B                                                             160,217         2,067
* Adtran, Inc.                                                                                100,800         2,066
* Wyndham International, Inc. Class A                                                         826,400         2,066
* Oplink Communications, Inc.                                                                 550,700         2,065
* Integrated Silicon Solution, Inc.                                                           148,300         2,061
* New Focus, Inc.                                                                             249,600         2,059
* INAMED Corp.                                                                                 84,200         2,059
  Commercial Metals Co.                                                                        64,266         2,058
  Empire District Electric Co.                                                                 99,370         2,056
  CVB Financial Corp.                                                                         107,013         2,055
* Intermagnetics General Corp.                                                                 63,400         2,054
  First Sentinel Bancorp Inc.                                                                 151,140         2,051
  South Jersey Industries, Inc.                                                                65,836         2,051
* Hollywood Entertainment Corp.                                                               242,200         2,049
  Tennant Co.                                                                                  51,200         2,048
  First Source Corp.                                                                           73,056         2,046
* Mesa Air Group Inc.                                                                         165,500         2,044
* American Medical Systems Holdings, Inc.                                                     132,900         2,040
  Equity Inns, Inc. REIT                                                                      207,500         2,034
  California Water Service Group                                                               79,226         2,032

                                       19

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Tollgrade Communications, Inc.                                                               71,200         2,029
  Promistar Financial Corp.                                                                    84,493         2,028
* RadiSys Corp.                                                                                88,600         2,025
  Mid-America Apartment Communities, Inc. REIT                                                  9,100         2,024
* FSI International, Inc.                                                                     144,500         2,023
  EastGroup Properties, Inc. REIT                                                              89,400         2,020
* Avid Technology, Inc.                                                                       128,500         2,017
* Avici Systems Inc.                                                                          234,300         2,008
  Advanta Corp. Class A                                                                       125,480         2,008
  Burlington Coat Factory Warehouse Corp.                                                     100,340         2,007
* Palm Harbor Homes, Inc.                                                                      92,229         2,006
* Energy Conversion Devices, Inc.                                                              71,600         2,005
* NextCard, Inc.                                                                              181,400         2,004
* Abercrombie & Fitch Co.                                                                      44,932         1,999
  The Stride Rite Corp.                                                                       234,800         1,996
  National Penn Bancshares Inc.                                                                98,307         1,990
* Guitar Center, Inc.                                                                          94,000         1,986
* Sotheby's Holdings Class A                                                                  122,900         1,982
  Pioneer Standard Electronics Inc.                                                           154,850         1,982
* Pharmaceutical Resources, Inc.                                                               64,500         1,980
  Dimon Inc.                                                                                  197,900         1,979
* ArQule, Inc.                                                                                 91,300         1,978
* GoTo.com, Inc.                                                                              101,600         1,976
* Intuitive Surgical, Inc.                                                                    145,700         1,968
  Schweitzer-Mauduit International, Inc.                                                       83,400         1,968
  Frontier Oil Corp.                                                                          148,500         1,968
* Vans, Inc.                                                                                   83,600         1,965
* Symmetricom Inc.                                                                            133,600         1,956
  WD-40 Co.                                                                                    87,000         1,952
* Circuit City Stores, Inc.- CarMax Group                                                     122,200         1,950
* eSPEED, Inc.                                                                                 88,600         1,949
* P.F. Chang's China Bistro, Inc.                                                              51,400         1,948
* DiamondCluster International, Inc.                                                          152,750         1,945
* Caremark Rx, Inc.                                                                           118,052         1,942
* Photon Dynamics, Inc.                                                                        71,800         1,939
* Frontier Airlines, Inc.                                                                     157,850         1,934
* Superior Energy Services, Inc.                                                              244,160         1,929
  W Holding Co., Inc.                                                                         148,300         1,928
  United National Bancorp                                                                      84,846         1,924
* The Medicines Co.                                                                            93,500         1,916
* Robert Mondavi Corp. Class A                                                                 47,200         1,913
* ABIOMED, Inc.                                                                                81,100         1,912
* Portal Software, Inc.                                                                       463,000         1,912
* Key3Media Group, Inc.                                                                       164,600         1,911
* URS Corp.                                                                                    70,700         1,909
* Dobson Communications Corp.                                                                 111,900         1,908
* NewPower Holdings, Inc.                                                                     211,950         1,908
* Triarc Cos., Inc. Class A                                                                    72,800         1,907
  Quanex Corp.                                                                                 73,600         1,906
* Cadiz Inc.                                                                                  190,500         1,905
* JAKKS Pacific, Inc.                                                                         101,750         1,903
* Phoenix Technologies LTD.                                                                   130,200         1,901
* ProAssurance Corp.                                                                          110,196         1,901
* Pre-Paid Legal Services, Inc.                                                                86,400         1,901
* Heartland Express, Inc.                                                                      83,360         1,901
* Schuler Homes Inc. Class A                                                                  140,340         1,900
* Proton Energy Systems, Inc.                                                                 157,900         1,895
  Interface, Inc.                                                                             252,300         1,892
* America West Holdings Corp. Class B                                                         189,600         1,890
* CoStar Group, Inc.                                                                           71,720         1,886
* Genencor International Inc.                                                                 118,700         1,886
* Bright Horizons Family Solutions, Inc.                                                       60,000         1,884
* Pericom Semiconductor Corp.                                                                 119,800         1,883
* Speedway Motorsports, Inc.                                                                   74,700         1,883
  Sovran Self Storage, Inc. REIT                                                               68,800         1,883
  First Financial Bankshares, Inc.                                                             60,687         1,881
* Tesoro Petroleum Corp.                                                                      149,100         1,879
* Genome Therapeutics Corp.                                                                   126,500         1,877
* ATS Medical, Inc.                                                                            24,600         1,876
* JDA Software Group, Inc.                                                                    112,950         1,876
  Applied Industrial Technology, Inc.                                                          98,400         1,865
  Pacific Northwest Bancorp                                                                    74,600         1,864
  IRT Property Co. REIT                                                                       170,998         1,862
* Theragenics Corp.                                                                           166,700         1,862
  Interactive Data Corp                                                                       206,578         1,859
* Aclara Biosciences, Inc.                                                                    187,700         1,858
  American States Water Co.                                                                    54,600         1,856
* InterVoice-Brite, Inc.                                                                      168,500         1,854
* Zygo Corp.                                                                                   83,300         1,853
* Navigant Consulting, Inc.                                                                   225,900         1,852
  F & M Bancorp                                                                                62,159         1,852
  Hancock Holding Co.                                                                          43,007         1,847
  Oshkosh B' Gosh, Inc. Class A                                                                55,500         1,845
* Ventiv Health, Inc.                                                                          89,200         1,841
* Websense, Inc.                                                                               91,900         1,838
* Cyberonics, Inc.                                                                            108,745         1,838
  AMLI Residential Properties Trust REIT                                                       74,700         1,838
* Offshore Logistics, Inc.                                                                     96,700         1,837
  Franklin Electric, Inc.                                                                      24,200         1,837
* Dendrite International, Inc.                                                                165,500         1,837
* ESCO Technologies Inc.                                                                       60,600         1,827
  Spartech Corp.                                                                               75,600         1,826
  Bedford Property Investors, Inc. REIT                                                        87,100         1,825
  Phillips-Van Heusen Corp.                                                                   126,500         1,822
* Atwood Oceanics, Inc.                                                                        51,800         1,818
* Serologicals Corp.                                                                           85,100         1,816
* Duramed Pharmaceuticals, Inc.                                                               101,300         1,812
* Moog Inc.                                                                                    46,500         1,811
* ViaSat, Inc.                                                                                 75,700         1,808

                                       20

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

  Lance, Inc.                                                                                 133,900         1,808
  Central Parking Corp.                                                                        96,600         1,806
* SpeechWorks International Inc.                                                              114,800         1,802
  International Multifoods Corp.                                                               86,800         1,801
* Cognizant Technology Solutions Corp.                                                         42,200         1,791
* The Dress Barn, Inc.                                                                         78,700         1,790
* Luminex Corp.                                                                                89,500         1,789
* O'Charley's Inc.                                                                             92,300         1,789
  NUI Corp.                                                                                    77,500         1,789
* deCODE genetics, Inc.                                                                       145,200         1,787
* Gentiva Health Services, Inc.                                                                99,200         1,786
* JNI Corp.                                                                                   127,500         1,785
* AVANT Immunotherapeutics, Inc.                                                              315,800         1,784
* Computer Network Technology Corp.                                                           167,400         1,776
  PS Business Parks, Inc. REIT                                                                 63,400         1,775
* RTI International Metals                                                                    116,400         1,775
* MEMC Electronic Materials, Inc.                                                             231,700         1,773
* Alliance Semiconductor Corp.                                                                147,100         1,768
* Rural Cellular Corp. Class A                                                                 39,000         1,767
* Terayon Communications Systems, Inc.                                                        288,500         1,766
  Dime Community Bancshares                                                                    52,000         1,764
* Advanced Tissue Sciences Inc.                                                               352,200         1,761
* Ulticom, Inc.                                                                                52,000         1,758
* Steel Dynamics, Inc.                                                                        140,600         1,758
* BOK Financial Corp.                                                                          65,302         1,757
  Chemed Corp.                                                                                 48,600         1,756
* Headwaters Inc.                                                                             109,600         1,754
* CoorsTek, Inc.                                                                               46,600         1,748
* Docent, Inc.                                                                                174,600         1,746
  Anchor Bancorp Wisconsin Inc.                                                               109,800         1,746
  Capstead Mortage Corp. REIT                                                                  98,000         1,744
* Pinnacle Systems, Inc.                                                                      288,200         1,744
* Dyax Corp.                                                                                   91,800         1,744
* SeaChange International, Inc.                                                                96,600         1,742
* Southwestern Energy Co.                                                                     141,900         1,738
* Molecular Devices Corp.                                                                      86,600         1,736
  Sandy Spring Bancorp, Inc.                                                                   53,900         1,736
* Crown Media Holdings, Inc.                                                                   93,500         1,734
* Buckeye Technology, Inc.                                                                    120,400         1,734
  First Financial Corp.-Indiana                                                                36,000         1,733
  First Financial Holdings, Inc.                                                               75,200         1,730
* Centra Software, Inc.                                                                       101,600         1,726
  Bandag, Inc.                                                                                 63,100         1,723
* Financial Federal Corp.                                                                      59,450         1,721
* Aspect Communications Corp.                                                                 246,000         1,720
  U.S. Industries, Inc.                                                                        18,700         1,717
* Therma-Wave Inc.                                                                             89,900         1,714
* MedQuist, Inc.                                                                               57,711         1,713
* UNOVA, Inc.                                                                                 248,400         1,709
  Tredegar Corp.                                                                               89,000         1,704
* Atrix Laboratories, Inc.                                                                     71,900         1,704
* Viewpoint Corp.                                                                             200,000         1,700
* ESS Technology, Inc.                                                                        160,300         1,699
* Integrated Electrical Services, Inc.                                                        174,200         1,698
* Houston Exploration Co.                                                                      54,300         1,697
  Ryerson Tull, Inc.                                                                          125,647         1,695
* Nabi                                                                                        213,400         1,694
* Ivex Packaging Corp.                                                                         89,000         1,691
* Gardner Denver Inc.                                                                          82,100         1,687
  Analogic Corp.                                                                               37,000         1,685
* Internet Capital Group, Inc.                                                                841,100         1,682
  Curtiss-Wright Corp.                                                                         31,300         1,681
  Apogee Enterprises, Inc.                                                                    134,500         1,680
* Shuffle Master, Inc.                                                                         79,880         1,677
  Brown Shoe Company, Inc.                                                                     92,900         1,677
* Avanir Pharmaceuticals Class A                                                              265,500         1,673
  R.L.I. Corp.                                                                                 37,150         1,669
  Andover Bancorp, Inc.                                                                        33,200         1,668
  PMA Capital Corp. Class A                                                                    92,411         1,668
* Forrester Research, Inc.                                                                     73,800         1,667
* Aphton Corp.                                                                                 76,100         1,667
  Anthracite Capital Inc.                                                                     150,600         1,664
  Parkway Properties Inc. REIT                                                                 47,200         1,664
* F5 Networks, Inc.                                                                            94,600         1,662
  Alabama National BanCorporation                                                              51,100         1,658
* Register.com, Inc.                                                                          106,800         1,654
* Albany International Corp.                                                                   87,284         1,650
  Exide Corp.                                                                                 143,300         1,648
* ChipPAC, Inc.                                                                               157,700         1,646
* California Pizza Kitchen, Inc.                                                               70,600         1,641
* Hexcel Corp.                                                                                128,700         1,641
* Spanish Broadcasting System, Inc.                                                           199,400         1,637
* NCI Building Systems, Inc.                                                                   89,700         1,637
* Action Performance Cos., Inc.                                                                65,300         1,633
  Methode Electronics, Inc. Class A                                                           189,800         1,632
* Cygnus Inc.                                                                                 159,100         1,631
* Rosetta Inpharmatics,Inc.                                                                   105,200         1,631
  Mine Safety Appliances Co.                                                                   47,600         1,630
  CT Communications, Inc.                                                                      87,800         1,630
  Town & Country Trust REIT                                                                    79,800         1,628
* Mapinfo Corp.                                                                                73,950         1,627
* J.B. Hunt Transport Services, Inc.                                                           85,600         1,626
  PFF Bancorp, Inc.                                                                            65,000         1,625
* Universal Compression Holdings, Inc.                                                         57,200         1,624
  Omnova Solutions Inc.                                                                       222,800         1,622
* IGEN International, Inc.                                                                     62,200         1,617
  Oneida Ltd.                                                                                  79,535         1,617
  Rollins, Inc.                                                                                81,100         1,615

                                       21

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Western Multiplex Corporation                                                               234,690         1,612
  Fred's, Inc.                                                                                 62,525         1,610
  Great Atlantic & Pacific Tea Co., Inc.                                                      108,700         1,609
* Playtex Products, Inc.                                                                      150,200         1,607
  Bel Fuse, Inc. Class B                                                                       48,300         1,606
* The Yankee Candle Company, Inc.                                                              84,500         1,605
* Acacia Research Corp.                                                                        99,800         1,597
  Farmers Capital Bank Corp.                                                                   39,300         1,596
  Roadway Corp                                                                                 67,100         1,595
* Sangstat Medical Corp.                                                                       97,300         1,594
* Pegasus Solutions Inc.                                                                      137,950         1,593
  ChemFirst Inc.                                                                               60,800         1,593
* The Children's Place Retail Stores, Inc.                                                     59,400         1,592
  Strayer Education, Inc.                                                                      32,650         1,592
* AremisSoft Corp.                                                                             98,200         1,591
* Neurogen Corp.                                                                               69,300         1,590
  Pennsylvania REIT                                                                            64,300         1,588
* Impco Technologies Inc.                                                                      44,800         1,584
  Deltic Timber Corp.                                                                          54,800         1,578
  Student Loan Corp.                                                                           22,600         1,576
* Vical, Inc.                                                                                 112,700         1,576
  United Community Financial Corp.                                                            180,900         1,574
* Systems & Computer Technology Corp.                                                         173,900         1,574
* UbiquiTel Inc.                                                                              206,700         1,571
* Amerco, Inc.                                                                                 70,320         1,568
  Capital Automotive REIT                                                                      87,100         1,568
* Ultimate Electronics, Inc.                                                                   48,300         1,566
* Net.B@nk, Inc.                                                                              138,300         1,563
* Packeteer, Inc.                                                                             124,600         1,561
* Universal Display Corp.                                                                      79,600         1,560
  Thornburg Mortgage, Inc.                                                                    100,500         1,559
* Electronics Boutique Holdings Corp.                                                          49,000         1,556
  Innkeepers USA Trust REIT                                                                   129,700         1,554
* Entrust, Inc.                                                                               219,100         1,553
* La Jolla Pharmaceutical Co.                                                                 151,500         1,553
* Clarent Corp.                                                                               168,100         1,545
* EMCOR Group, Inc.                                                                            42,700         1,544
* Allscripts Healthcare Solutions, Inc                                                        171,400         1,543
  Cato Corp. Class A                                                                           79,000         1,542
* Auspex Systems, Inc.                                                                        215,400         1,538
* Matrix Pharmaceutical, Inc.                                                                 147,300         1,536
* Corvas International, Inc.                                                                  130,400         1,536
* US Unwired Inc.                                                                             144,500         1,533
* Geron Corp.                                                                                 109,500         1,533
* Orasure Technologies, Inc.                                                                  122,400         1,530
* Triad Guaranty, Inc.                                                                         38,200         1,528
  JP Realty Inc. REIT                                                                          62,300         1,526
  Semco Energy Inc.                                                                           101,685         1,525
  West Pharmaceutical Services, Inc.                                                           56,394         1,523
* Antec Corp.                                                                                 122,600         1,520
  Russ Berrie and Co., Inc.                                                                    51,700         1,520
* Learning Tree International, Inc.                                                            66,200         1,520
* SBS Technologies, Inc.                                                                       80,300         1,519
  National Golf Properties, Inc. REIT                                                          55,700         1,518
* Teletech Holdings Inc.                                                                       68,800         1,518
* Silicon Graphics, Inc.                                                                    1,087,800         1,512
* Knight Transportation, Inc.                                                                  73,550         1,511
* Sola International Inc.                                                                     107,100         1,511
  Entertainment Properties Trust REIT                                                          82,800         1,511
* Buca, Inc.                                                                                   69,300         1,507
  Omega Financial Corp.                                                                        46,800         1,506
* Antigenics, Inc.                                                                             76,100         1,503
* Art Technology Group, Inc.                                                                  258,700         1,500
* WFS Financial, Inc.                                                                          48,766         1,500
  Universal Forest Products, Inc.                                                              66,500         1,496
* Genta Inc.                                                                                  111,700         1,496
* Rent-Way, Inc.                                                                              137,200         1,495
* SONICblue Inc.                                                                              453,100         1,495
* Fossil, Inc.                                                                                 72,000         1,494
  Brush Engineered Materials Inc.                                                              93,200         1,491
* Griffon Corp.                                                                                35,300         1,488
  Wabash National Corp.                                                                       122,800         1,486
  Carbo Ceramics Inc.                                                                          40,100         1,486
* Spartan Stores, Inc.                                                                         92,500         1,486
* Duane Reade Inc.                                                                             45,700         1,485
* Research Frontiers, Inc.                                                                     55,000         1,485
* Nortek, Inc.                                                                                 47,500         1,483
* AmeriSource Health Corp.                                                                     26,800         1,482
* Trico Marine Services, Inc.                                                                 139,100         1,480
* Sequenom, Inc.                                                                              105,500         1,477
* Bethlehem Steel Corp.                                                                       730,991         1,477
* Sipex Corp.                                                                                 126,800         1,475
* Wave Systems Corp.                                                                          274,300         1,473
* Seitel, Inc.                                                                                112,400         1,472
* Universal Access, Inc.                                                                      237,100         1,470
  Calgon Carbon Corp.                                                                         187,200         1,470
* Visual Networks, Inc.                                                                       167,884         1,469
* Standard Microsystem                                                                         82,000         1,468
  Watts Industries Class A                                                                     86,500         1,466
  Crossman Communities, Inc.                                                                   36,900         1,465
  Penn Virginia Corp.                                                                          44,400         1,461
  Landry's Restaurants, Inc.                                                                   85,900         1,460
* Philadelphia Consolidated Holding Corp.                                                      41,900         1,457
  Advanced Marketing Services                                                                  69,850         1,456
* Keynote Systems Inc.                                                                        132,700         1,453
* Stein Mart, Inc.                                                                            140,300         1,451
* M.S. Carriers, Inc.                                                                          47,200         1,450
* Mastec Inc.                                                                                 109,800         1,449
* Interneuron Pharmaceutical, Inc.                                                            170,300         1,446
* PLATO Learning, Inc.                                                                         46,700         1,445

                                       22

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Remington Oil & Gas Corp.                                                                    76,000         1,444
* NMS Communications Corp.                                                                    206,200         1,443
  Southwest Securities Group, Inc.                                                             69,630         1,441
  Bank of Granite Corp.                                                                        62,663         1,441
* ONYX Software Corp.                                                                         180,100         1,441
* Magnatek                                                                                    114,900         1,436
* Orchid Biosciences                                                                          187,400         1,434
* Astec Industries, Inc.                                                                       83,100         1,433
* Intelidata Technologies Corp.                                                               242,800         1,433
* Trans World Entertainment Corp.                                                             150,050         1,427
  CityBank Lynnwood WA                                                                         52,700         1,423
* Sinclair Broadcast Group, Inc.                                                              138,000         1,421
  Mid-America Bancorp                                                                          49,059         1,420
  Valmont Industries, Inc.                                                                     77,700         1,414
  Fisher Communications, Inc.                                                                  19,400         1,414
* Bone Care International, Inc.                                                                53,300         1,412
* Magellan Health Services, Inc.                                                              110,300         1,412
* Trammell Crow Co.                                                                           127,750         1,412
* Universal Electronics, Inc.                                                                  78,100         1,406
* IDX Systems Corp.                                                                            93,680         1,405
* Zomax Inc.                                                                                  157,600         1,404
  Connecticut Bancshares, Inc.                                                                 53,500         1,401
* Energy Partners, Ltd.                                                                       104,400         1,400
  Talx Corp.                                                                                   37,800         1,399
* Sykes Enterprises, Inc.                                                                     127,100         1,398
* Hydrill Co.                                                                                  61,400         1,398
  Standex International Corp.                                                                  59,200         1,397
* Pozen Inc.                                                                                   92,800         1,392
* TETRA Technologies, Inc.                                                                     56,600         1,384
  First Merchants Corp.                                                                        57,800         1,383
  BEI Technologies, Inc.                                                                       51,200         1,383
  First Federal Capital Corp.                                                                  85,300         1,382
  Milacron Inc.                                                                                88,177         1,382
* SuperGen, Inc.                                                                               93,800         1,382
* BioMarin Pharmaceutical Inc.                                                                104,500         1,380
  Kansas City Life Insurance Co.                                                               34,460         1,378
  Berry Petroleum Class A                                                                      94,900         1,376
  The Standard Register Co.                                                                    74,300         1,375
  The Marcus Corp.                                                                             98,500         1,374
* I-STAT Corp.                                                                                 93,200         1,374
* Zoll Medical Corp.                                                                           50,000         1,373
  Lexington Corporate Properties Trust REIT                                                    88,700         1,372
* Armor Holdings, Inc.                                                                         91,400         1,371
* Per-Se Technologies, Inc.                                                                   168,216         1,371
  Independent Bank Corp.                                                                       69,400         1,370
* EntreMed, Inc.                                                                               85,600         1,370
* Radiant Systems, Inc.                                                                        84,900         1,369
* Insmed Incorporated                                                                         152,100         1,367
* Alliance Gaming Corp.                                                                        34,800         1,367
* Vasomedical, Inc.                                                                           316,300         1,366
* Targeted Genetics Corp.                                                                     210,000         1,365
* Pure Resources, Inc.                                                                         75,400         1,357
  Dover Downs Entertainment, Inc.                                                              88,000         1,355
* Digex, Inc.                                                                                 104,200         1,355
  MTS Systems Corp.                                                                            98,100         1,353
* Avanex Corp.                                                                                139,300         1,351
* Digimarc Corp.                                                                               55,900         1,350
* Silicon Image, Inc.                                                                         269,500         1,348
* W-H Energy Services, Inc.                                                                    70,900         1,347
* Range Resources Corp.                                                                       224,500         1,347
  AREA Bancshares Corp.                                                                        81,600         1,346
  Caraustar Industries, Inc.                                                                  146,000         1,343
  Independent Bank Corp.                                                                       54,600         1,340
* Laboratory Corp. of America Holdings                                                         17,430         1,340
  Watsco, Inc.                                                                                 95,050         1,340
* Genzyme Corp.- Genzyme Biosurgery                                                           161,921         1,339
* Information Resources, Inc.                                                                 129,400         1,338
  Arctic Cat, Inc.                                                                             92,000         1,334
* Catalytica Energy Systems, Inc.                                                              61,400         1,332
* Daisytek International Corp.                                                                 84,500         1,331
* National Western Life Insurance Co. Class A                                                  12,200         1,330
  Bergen Brunswig Corp. Class A                                                                69,200         1,330
  Aaron Rents, Inc. Class B                                                                    78,200         1,329
  Cascade Natural Gas Corp.                                                                    62,200         1,325
* NS Group Inc.                                                                                99,200         1,324
  North Pittsburgh Systems, Inc.                                                               82,700         1,322
* DuPont Photomasks, Inc.                                                                      27,400         1,322
* Nuevo Energy Co.                                                                             81,100         1,322
* Electro Rent Corp.                                                                           80,958         1,320
  Hudson River Bancorp. Inc.                                                                   72,900         1,319
* Prima Energy Corp.                                                                           54,750         1,319
  Haverty Furniture Cos., Inc.                                                                 88,200         1,319
* Metromedia International Group, Inc.                                                        399,800         1,315
* 3DO Co.                                                                                     180,600         1,315
* Manor Care, Inc.                                                                             41,400         1,314
* The Meridian Resource Corp.                                                                 183,244         1,314
  Lone Star Steakhouse & Saloon, Inc.                                                         101,000         1,312
* Key Production Company, Inc.                                                                 78,700         1,310
* Atlas Air Worldwide Holdings, Inc.                                                           92,500         1,310
  Mississippi Valley Bancshares, Inc.                                                          32,700         1,305
  First Indiana Corp.                                                                          50,120         1,305
* Insignia Financial Group, Inc.                                                              106,900         1,304
* DRS Technologies, Inc.                                                                       56,700         1,303
* Saga Communications, Inc.                                                                    54,700         1,299
* ScanSource, Inc.                                                                             27,300         1,295
  Irwin Financial Corp.                                                                        51,400         1,293
* StarBase Corp.                                                                              353,900         1,292
* Comstock Resources, Inc.                                                                    125,200         1,283
* Enzon, Inc.                                                                                  20,500         1,281
* ANSYS, Inc.                                                                                  68,400         1,280

                                       23

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Planar Systems, Inc.                                                                         49,400         1,279
* MRO Software Inc.                                                                            80,800         1,277
* Caminus Corp.                                                                                47,300         1,276
* MemberWorks, Inc.                                                                            55,100         1,275
* MSC.Software Corp.                                                                           68,000         1,275
  GBC Bancorp                                                                                  44,600         1,273
* Connetics Corp.                                                                             167,900         1,273
  Gold Banc Corp., Inc.                                                                       164,400         1,272
  U.S. Restaurant Properties, Inc. REIT                                                        85,200         1,272
  Vesta Insurance Group, Inc.                                                                 116,100         1,271
* Itron, Inc.                                                                                  67,000         1,271
  Suffolk Bancorp                                                                              28,300         1,268
  Myers Industries, Inc.                                                                       83,930         1,267
  Washington Trust Bancorp, Inc.                                                               57,500         1,266
* Regent Communications, Inc.                                                                 105,500         1,265
* FLIR Systems, Inc.                                                                           50,300         1,259
  Boston Private Financial Holdings, Inc.                                                      56,000         1,254
  Great Lakes, Inc. REIT                                                                       68,700         1,251
* NeoPharm, Inc.                                                                               49,000         1,250
  Boykin Lodging Co. REIT                                                                      96,800         1,249
* QRS Corp.                                                                                    75,200         1,248
* Invitrogen Corp.                                                                             17,378         1,248
  Zenith National Insurance Corp.                                                              46,200         1,247
  Inter-Tel, Inc.                                                                             104,400         1,243
  Sterling Financial Corp.                                                                     53,700         1,243
* Organogenesis, Inc.                                                                         167,591         1,240
  Luby's, Inc.                                                                                126,600         1,239
* Dura Automotive Systems, Inc.                                                                77,435         1,239
  Astoria Financial Corp.                                                                      22,500         1,238
* First Republic Bank                                                                          50,500         1,237
  Tompkins County Trustco, Inc.                                                                31,300         1,236
  CCBT Financial Cos. Inc.                                                                     41,200         1,236
* Midwest Express Holdings, Inc.                                                               71,200         1,235
  Centex Corp.                                                                                 30,300         1,235
  Engineered Support Systems, Inc.                                                             31,382         1,230
* WatchGuard Technologies, Inc.                                                               119,900         1,229
  Glacier Bancorp, Inc.                                                                        64,600         1,227
* Penn National Gaming, Inc.                                                                   48,300         1,227
  LaSalle Hotel Properties REIT                                                                68,800         1,226
* Magnum Hunter Resources Inc.                                                                137,500         1,224
  Kramont Realty Trust                                                                         89,400         1,223
* Gabelli Asset Management Inc.                                                                29,600         1,218
* Dendreon Corp.                                                                               72,800         1,218
  New England Business Service, Inc.                                                           63,400         1,217
  CPB, Inc.                                                                                    41,100         1,216
* Computerized Thermal Imaging, Inc.                                                          303,500         1,214
  Riggs National Corp.                                                                         71,400         1,213
* Genaissance Pharmaceuticals, Inc.                                                            86,400         1,213
  CNA Surety Corp.                                                                             86,400         1,210
* Lincare Holdings, Inc.                                                                       40,300         1,209
* 7-Eleven, Inc.                                                                              107,500         1,209
  Nash-Finch Co.                                                                               51,200         1,208
* DVI, Inc.                                                                                    68,600         1,207
  First Community Bancshares, Inc.                                                             38,500         1,203
* National Health Investors REIT                                                              116,800         1,203
* HotJobs.com Ltd.                                                                            133,600         1,202
* IDT Corp. Class B                                                                           108,800         1,197
  Centex Construction Products,Inc.                                                            36,700         1,193
* Casella Waste Systems, Inc.                                                                  95,400         1,193
* Retek Inc.                                                                                   24,861         1,192
* Somera Communications, Inc.                                                                 166,400         1,191
* Vastera, Inc.                                                                                83,900         1,191
* American Healthcorp Inc.                                                                     30,900         1,190
* Universal American Financial Corp.                                                          190,900         1,185
* MGI Pharma, Inc.                                                                             94,800         1,185
  Community Trust Bancorp Inc.                                                                49,300          1,183
  Robbins & Myers, Inc.                                                                        41,878         1,181
* Durect Corp.                                                                                 90,600         1,178
* Del Monte Foods Co.                                                                         140,600         1,178
  FBL Financial Group, Inc. Class A                                                            65,411         1,177
  Oriental Financial Group                                                                     61,966         1,177
* Xybernaut Corp.                                                                             245,000         1,176
* Pinnacle Holdings Inc. REIT                                                                 195,600         1,176
* Microvision, Inc.                                                                            55,400         1,175
  Penn Engineering & Manufacturing Corp.                                                       67,000         1,173
  Thor Industries, Inc.                                                                        35,500         1,170
* Peregrine Pharmaceuticals, Inc.                                                             444,800         1,170
* Local Financial Corp.                                                                        90,600         1,169
  Hickory Tech Corp.                                                                           73,000         1,168
* Pemstar Inc.                                                                                 79,400         1,166
* Varian Medical Systems, Inc.                                                                 16,300         1,165
* MetaSolv, Inc.                                                                              146,900         1,165
* ParkerVision, Inc.                                                                           44,500         1,164
  Reckson Associates Realty Corp. Class B REIT                                                 47,256         1,163
* Stewart Information Services Corp.                                                           59,600         1,162
  Simmons First National                                                                       34,700         1,159
  OceanFirst Financial Corp.                                                                   44,600         1,157
  BSB Bancorp, Inc.                                                                            50,150         1,156
* Vitria Technology, Inc.                                                                     335,900         1,155
* 3Tec Energy Corp.                                                                            65,000         1,154
  Interpool, Inc.                                                                              73,450         1,153
* AMC Entertainment, Inc.                                                                      88,600         1,152
* Wilson Greatbatch Technologies, Inc.                                                         39,700         1,151
  Sterling Bancorp                                                                             37,600         1,151
  Ameron International Corp.                                                                   17,200         1,148
* NaPro BioTherapeutics, Inc.                                                                 112,500         1,148
* Steak n Shake Company                                                                       123,999         1,147
  Westcorp, Inc.                                                                               54,044         1,146

                                       24

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Aware, Inc.                                                                                 127,300         1,146
  Gerber Scientific, Inc.                                                                     104,500         1,144
  State Auto Financial Corp.                                                                   69,800         1,144
* Covansys Corp                                                                               101,100         1,142
* Lear Corp.                                                                                   32,700         1,141
* XM Satellite Radio Holdings, Inc.                                                            70,300         1,139
* The Gymboree Corp.                                                                          133,800         1,137
  Landauer, Inc.                                                                               37,900         1,137
* ICU Medical, Inc.                                                                            27,500         1,135
* Xicor, Inc.                                                                                 102,500         1,135
* United Therapeutics Corp.                                                                    84,800         1,132
* Columbia Laboratories Inc.                                                                  139,900         1,132
* Playboy Enterprises, Inc. Class B                                                            72,200         1,130
  Century Aluminum Co.                                                                         70,400         1,129
* Genzyme Transgenics Corp.                                                                   113,600         1,129
* Embarcadero Technologies, Inc.                                                               50,600         1,129
* Pactiv Corp.                                                                                 84,200         1,128
* Championship Auto Racing Teams, Inc.                                                         70,500         1,128
* Labor Ready, Inc.                                                                           215,186         1,128
* Nanometrics Inc.                                                                             41,000         1,127
  SLI, Inc.                                                                                   136,475         1,126
* Insurance Auto Auctions, Inc.                                                                66,000         1,122
* Dianon Systems, Inc.                                                                         24,600         1,119
  M/I Schottenstein Homes, Inc.                                                                28,200         1,114
* CDI Corp.                                                                                    65,500         1,113
  Commerce Bancorp, Inc.                                                                       15,859         1,112
  Conestoga Enterprises, Inc.                                                                  37,600         1,111
  Banner Corp.                                                                                 50,500         1,111
* DUSA Pharmaceuticals, Inc.                                                                   77,600         1,108
  Farmer Brothers, Inc.                                                                         4,750         1,107
* IDT Corp.                                                                                    81,900         1,106
* Wilsons The Leather Experts Inc.                                                             59,600         1,106
* ShopKo Stores, Inc.                                                                         151,700         1,104
* Syntroleum Corp.                                                                            121,300         1,103
* Vion Pharmaceuticals, Inc.                                                                  124,800         1,101
  MDU Resources Group, Inc.                                                                    34,787         1,101
* SpectraLink Corp.                                                                            84,600         1,101
  Saul Centers, Inc. REIT                                                                      58,100         1,098
* CSK Auto Corp.                                                                              132,200         1,097
* Martha Stewart Living Omnimedia, Inc.                                                        47,500         1,097
* Horizon Offshore, Inc.                                                                       81,200         1,096
* McMoRan Exploration Co.                                                                      73,000         1,095
* Elizabeth Arden, Inc.                                                                        44,800         1,094
  Investors Financial Services Corp.                                                           16,304         1,092
* Smithfield Foods, Inc.                                                                       27,100         1,092
* MTR Gaming Group Inc.                                                                        80,600         1,088
* Tejon Ranch Co.                                                                              39,899         1,087
* National Processing, Inc.                                                                    38,800         1,086
* Venator Group, Inc.                                                                          70,959         1,086
* Aspect Medical Systems, Inc.                                                                 70,000         1,085
* Inspire Pharmaceuticals, Inc.                                                                77,500         1,085
  Allied Capital Corp.                                                                         46,800         1,083
* TriPath Imaging, Inc.                                                                       109,300         1,083
* United Natural Foods, Inc.                                                                   51,700         1,083
* Integral Systems, Inc.                                                                       44,832         1,082
* Salem Communications Corp.                                                                   49,400         1,081
  Fidelity Bankshares, Inc.                                                                    75,000         1,079
  Sturm, Ruger & Co., Inc.                                                                    110,000         1,078
* Audiovox Corp.                                                                               96,800         1,074
* Merix Corp.                                                                                  61,400         1,074
* Cambridge Technology Partners                                                               302,900         1,072
* American Physicians Capital, Inc.                                                            54,974         1,072
  Midas Inc.                                                                                   84,400         1,072
  Arthur J. Gallagher & Co.                                                                    41,200         1,071
  Alliance Bancorp Inc.                                                                        36,300         1,070
  Lindsay Manufacturing Co.                                                                    56,295         1,070
* Triad Hospitals, Inc.                                                                        36,249         1,068
* WetSeal, Inc. Class A                                                                        30,800         1,066
* Genesis Intermedia Inc.                                                                      56,800         1,065
* Specialty Laboratories, Inc.                                                                 28,100         1,064
  National City Bancorporation                                                                 35,500         1,063
* Maxwell Technologies, Inc.                                                                   47,600         1,061
* Sciclone Pharmaceuticals                                                                    182,000         1,061
  Cash America International Inc.                                                             124,812         1,061
  CFS Bancorp, Inc.                                                                            76,500         1,058
* Onyx Pharmaceuticals, Inc.                                                                   87,900         1,056
  Coachmen Industries, Inc.                                                                    79,500         1,053
* Valence Technology                                                                          163,500         1,051
* H Power Corp.                                                                               108,200         1,051
  LSI Industries Inc.                                                                          44,900         1,050
  City Holding Co.                                                                             80,400         1,050
* Rigel Pharmaceuticals, Inc.                                                                 123,400         1,049
* Med-Design Corp.                                                                             34,800         1,049
* Excel Technology, Inc.                                                                       47,400         1,047
  Oregon Steel Mills, Inc.                                                                    122,900         1,045
  Metris Cos., Inc.                                                                            30,913         1,042
  Central Vermont Public Service Corp.                                                         55,100         1,042
* Esperion Therapeutics, Inc.                                                                  96,900         1,042
* Endocare, Inc.                                                                               65,000         1,039
* Finish Line, Inc.                                                                            83,100         1,038
  BankAtlantic Bancorp, Inc. Class A                                                          119,266         1,036
* Semitool, Inc.                                                                               86,800         1,036
* Illumina, Inc.                                                                               87,900         1,035
* Terremark Worldwide, Inc.                                                                   685,700         1,035
* Copper Mountain Networks, Inc.                                                              252,100         1,034
  Eaton Vance Corp.                                                                            29,700         1,034
* Boston Communications Group, Inc.                                                            71,600         1,031
* Identix, Inc.                                                                               164,800         1,030
* dELiA*s Corp.                                                                               128,700         1,030
  HEICO Corp.                                                                                  53,600         1,029
* Watson Wyatt & Company Holdings                                                              44,000         1,029
* Barnes & Noble, Inc.                                                                         26,100         1,027

                                       25

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* AT&T Latin America Corp.-Class A                                                            206,200         1,027
* II-VI, Inc.                                                                                  58,650         1,026
* Roxio, Inc.                                                                                  78,900         1,026
* Value City Department Stores, Inc.                                                           89,100         1,025
* J. Jill Group, Inc.                                                                          50,400         1,021
* PictureTel Corp.                                                                            181,700         1,018
  P.H. Glatfelter Co.                                                                          71,100         1,014
* Valentis, Inc.                                                                              162,100         1,013
* Startek, Inc.                                                                                44,800         1,012
* Isle of Capri Casinos, Inc.                                                                 107,700         1,012
* VidaMed, Inc.                                                                               167,200         1,012
  Pope & Talbot, Inc.                                                                          78,300         1,011
* Federal Agricultural Mortgage Corp.                                                          31,600         1,011
* MIPS Technologies, Inc.                                                                      58,400         1,010
* Wesco International, Inc.                                                                   111,000         1,010
  Woodhead Industries, Inc.                                                                    59,200         1,006
* AFC Enterprises, Inc.                                                                        52,500         1,005
* Celeritek, Inc.                                                                              67,200         1,005
  United Industrial Corp.                                                                      59,900         1,003
  A.O. Smith Corp.                                                                             56,000         1,002
* Daktronics, Inc.                                                                             65,100         1,002
* TRC Cos., Inc.                                                                               24,900         1,000
  SCPIE Holdings Inc.                                                                          49,500         1,000
  Newport News Shipbuilding Inc.                                                               16,300           998
* KOS Pharmaceuticals, Inc.                                                                    26,800           997
  First Busey Corp.                                                                            46,500           996
* Acclaim Entertainment Inc.                                                                  203,700           994
  Cleveland-Cliffs Iron Co.                                                                    53,600           992
  American Woodmark Corp.                                                                      25,800           991
  Lennar Corp.                                                                                 23,770           991
* CB Richard Ellis Services, Inc.                                                              63,129           991
  Western Resources, Inc.                                                                      46,000           989
  West Coast Bancorp                                                                           77,700           984
* The TriZetto Group, Inc.                                                                    106,200           982
* Sanchez Computer Associates, Inc.                                                            74,100           982
* Turnstone Systems, Inc.                                                                     140,100           981
  Conectiv, Inc.                                                                               45,400           981
  Precision Castparts Corp.                                                                    26,200           980
* AdvancePCS                                                                                   15,300           980
* Kaneb Services, Inc.                                                                        133,600           979
  Southern Peru Copper Corp.                                                                   79,200           978
* K2 Inc.                                                                                      85,500           977
* FiberCore, Inc.                                                                             149,800           975
  SJW Corp.                                                                                    11,400           975
* Pharmos Corp.                                                                               259,100           972
* ADE Corp.                                                                                    51,100           971
* Kana Software, Inc                                                                          475,880           971
* SignalSoft Corp.                                                                             84,300           969
* Catellus Development Corp.                                                                   55,500           968
* Rightchoice Managed Care, Inc.                                                               21,800           968
* Aviall Inc.                                                                                  88,200           968
* Genzyme Molecular Oncology                                                                   71,400           967
* Stanford Microdevices, Inc.                                                                  57,200           967
* Intrado Inc.                                                                                 56,300           967
* Possis Medical Inc.                                                                          80,100           965
  Vital Signs, Inc.                                                                            29,200           965
* Applied Molecular Evolution                                                                  77,200           963
  Omnicare, Inc.                                                                               47,600           962
  Resource America, Inc.                                                                       73,300           960
* Boyd Gaming Corp.                                                                           166,200           956
  Skyline Corp.                                                                                35,100           955
* Friedman, Billings, Ramsey Group, Inc.                                                      136,300           954
  Community Bank System, Inc.                                                                  34,000           952
* Curis, Inc.                                                                                 150,800           952
* America Online Latin America, Inc.                                                          105,800           951
* American Axle & Manufacturing Holdings, Inc.                                                 57,100           951
  Second Bancorp, Inc.                                                                         41,500           950
  Lakeland Bancorp, Inc.                                                                       52,500           950
  Brookline Bancorp, Inc.                                                                      67,600           949
  Community Banks, Inc.                                                                        33,300           949
* Sonosite, Inc.                                                                               48,900           949
* BankUnited Financial Corp.                                                                   67,500           948
  Senior Housing Properties Trust REIT                                                         72,900           948
  Peoples Holding Co.                                                                          28,700           947
* The Ackerley Group, Inc.                                                                     84,500           947
  First Place Financial Corp.                                                                  73,300           947
* Eden Bioscience Corp.                                                                        94,700           946
* Metawave Communications Corp.                                                               182,000           945
* Wild Oats Markets Inc.                                                                       90,700           944
* Impax Laboratories, Inc.                                                                     77,200           942
* Divine Inc.                                                                                 448,300           941
* Urologix, Inc.                                                                               51,400           941
* MSCI, Inc.                                                                                   62,000           939
* CorVel Corp.                                                                                 25,200           939
  Bangor Hydro-Electric Co.                                                                    35,200           936
* Cosine Communications, Inc.                                                                 415,800           931
* Building Materials Holding Corp.                                                             61,200           931
* Titanium Metals Corp.                                                                        93,000           930
* infoUSA Inc.                                                                                155,000           930
* Cheap Tickets, Inc.                                                                          61,500           929
  BancFirst Corp.                                                                              23,058           928
* Health Net Inc.                                                                              53,170           925
  Universal Health Realty Income REIT                                                          42,800           924
* Kendle International Inc.                                                                    46,100           924
* Genrad, Inc.                                                                                 53,900           923
* Hovnanian Enterprises Class A                                                                63,600           923
* Aether Systems, Inc.                                                                        104,200           922

                                       26

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

  UNB Corp.                                                                                    49,800           921
  Stepan Co.                                                                                   35,000           917
  Old Second Bancorp, Inc.                                                                     27,700           916
* Silicon Laboratories Inc.                                                                    41,400           915
* Beacon Power Corp.                                                                          132,600           915
* Cell Pathways, Inc.                                                                         144,300           913
  McGrath Rent Corp.                                                                           37,800           912
* BKF Capital Group, Inc.                                                                      27,400           910
* Resources Connection, Inc.                                                                   35,200           910
  Roanoke Electric Steel Corp.                                                                 52,000           908
* RailAmerica, Inc.                                                                            79,400           907
* Indus International, Inc.                                                                   111,900           907
* Panera Bread Co.                                                                             28,700           906
  Capital City Bank Group, Inc.                                                                36,400           905
* LodgeNet Entertainment Corp.                                                                 51,700           905
  CPI Corp.                                                                                    36,900           904
  Cubic Corp.                                                                                  28,900           903
* Brightpoint, Inc.                                                                           311,225           903
* Unigraphics Solutions Inc.                                                                   28,400           902
* Sequa Corp. Class A                                                                          19,800           901
* LightPath Technologies, Inc.                                                                101,200           901
* Kforce Inc.                                                                                 138,157           898
* Powell Industries, Inc.                                                                      29,900           897
* MacroChem Corp.                                                                             101,000           897
* 4Kids Entertainment Inc.                                                                     46,800           896
* Clark/Bardes Inc.                                                                            39,600           895
* SCM Microsystems, Inc.                                                                       85,955           894
* World Wrestling Federation Entertainment, Inc.                                               64,700           893
* Oil States International, Inc.                                                               96,800           892
  S.Y. Bancorp, Inc.                                                                           26,200           891
  Midland Co.                                                                                  20,000           890
* Mettler-Toledo International Inc.                                                            20,900           887
* FTI Consulting, Inc.                                                                         40,600           885
* Borders Group, Inc.                                                                          39,500           885
* Steven Madden, Ltd.                                                                          48,400           884
* Siliconix, Inc.                                                                              27,900           883
  Financial Institutions, Inc.                                                                 39,400           883
  Mission West Properties Inc. REIT                                                            72,900           882
* Viasystems Group, Inc.                                                                      292,500           880
  Umpqua Holdings Corp.                                                                        68,700           880
* ResortQuest International, Inc.                                                              76,500           880
  United Fire & Casualty Co.                                                                   30,100           880
* Paradigm Genetics, Inc.                                                                      97,700           879
* PICO Holdings, Inc.                                                                          60,100           879
  U.S.B. Holding Co., Inc.                                                                     57,600           878
* CardioDynamics International Corp.                                                          163,500           878
* Spectrian Corp.                                                                              54,800           877
  Investors Real Estate Trust REIT                                                             99,600           876
* VaxGen, Inc.                                                                                 46,100           876
* BSQUARE Corp.                                                                                83,300           875
  Health Care Properties Investors REIT                                                        25,382           873
  Santander BanCorp                                                                            44,590           872
  Allete, Inc                                                                                  38,700           871
* SPSS, Inc.                                                                                   55,000           870
* iBasis, Inc.                                                                                173,700           869
  OGE Energy Corp.                                                                             38,300           866
  XTO Energy, Inc.                                                                             60,255           865
* Netro Corp.                                                                                 203,800           864
* EXE Technologies, Inc.                                                                      147,200           863
* Miravant Medical Technology                                                                  75,600           862
* LeCroy Corp.                                                                                 33,800           861
* Select Medical Corp.                                                                         43,000           860
* Novadigm, Inc.                                                                               76,300           858
* Aksys, Ltd.                                                                                  82,600           858
  R & G Financial Corp. Class B                                                                53,300           855
* Sorrento Networks Corp.                                                                      71,400           855
* Network Peripherals, Inc.                                                                    73,100           855
  Cullen/Frost Bankers, Inc.                                                                   25,200           853
  First Niagara Financial Group, Inc.                                                          54,800           851
* Lydall, Inc.                                                                                 70,900           851
  RPC Inc.                                                                                     59,900           851
  Standard Commercial Tobacco Co.                                                              48,400           850
* Denbury Resources, Inc.                                                                      90,000           846
* Kenneth Cole Productions, Inc.                                                               41,950           845
* Integra LifeSciences Holdings                                                                39,000           844
* Barrett Resources Corp.                                                                      14,302           844
* Vail Resorts Inc.                                                                            44,400           844
  Gorman-Rupp Co.                                                                              35,000           844
  Connecticut Water Services, Inc.                                                             24,300           840
  Gray Communications Systems, Inc.                                                            44,100           840
* Advent Software, Inc.                                                                        13,200           838
* Ditech Communications Corp.                                                                 112,900           838
  Crown American Realty Trust REIT                                                            100,300           838
  BancFirst Ohio Corp.                                                                         36,900           836
* Sage, Inc.                                                                                   53,900           835
  Quixote Corp.                                                                                29,200           834
* Penwest Pharmaceuticals Co.                                                                  53,600           830
* Tripath Technology Inc.                                                                      73,800           830
* Earthshell Corp.                                                                            243,500           828
* Northfield Laboratories, Inc.                                                                50,500           828
* Versicor, Inc.                                                                               66,000           828
* Maxim Pharmaceuticals, Inc.                                                                 131,100           827
  Teleflex Inc.                                                                                18,800           827
* Advanced Neuromodulation Systems, Inc.                                                       31,800           827
  Webster Financial Corp.                                                                      25,200           826
  Roslyn Bancorp, Inc.                                                                         31,400           826
* First Horizon Pharmaceutical Corp.                                                           25,600           822

                                       27

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* ITXC Corp.                                                                                  117,200           820
  Lawson Products, Inc.                                                                        28,000           820
  Movado Group, Inc.                                                                           40,600           820
  Middlesex Water Co.                                                                          24,100           820
* Telik, Inc.                                                                                  83,000           818
* PLX Technology, Inc.                                                                         96,000           815
  Arden Realty Group, Inc. REIT                                                                30,500           814
  Flushing Financial Corp.                                                                     34,000           813
  Cummins Inc.                                                                                 21,000           813
  Ambassadors International, Inc.                                                              32,900           813
* Consolidated Graphics, Inc.                                                                  47,800           813
* Alexander's, Inc. REIT                                                                       13,500           811
* Silgan Holdings, Inc.                                                                        46,200           811
  Lubrizol Corp.                                                                               26,100           810
  Main Street Banks, Inc.                                                                      45,800           810
* Humana, Inc.                                                                                 82,200           810
* IXYS Corp.                                                                                   51,900           810
  Spiegel, Inc. Class A                                                                        83,700           809
* SkillSoft Corp.                                                                              23,600           808
* ITC DeltaCom, Inc.                                                                          201,200           805
* VerticalNet, Inc.                                                                           322,600           803
  Pilgrim's Pride Corp.                                                                        63,900           802
  Sky Financial Group, Inc.                                                                    42,353           802
* Millennium Cell Inc.                                                                         75,800           800
* Volt Information Sciences Inc.                                                               45,600           798
  Wintrust Financial Corp.                                                                     32,109           798
* Micro General Corp.                                                                          48,600           797
* Sierra Health Services                                                                      113,700           797
* InKine Pharmaceutical Company, Inc.                                                         162,500           796
  Clayton Homes Inc.                                                                           50,617           796
* OSI Pharmaceuticals, Inc.                                                                    15,100           794
  Rock-Tenn Co.                                                                                64,760           793
  National Presto Industries, Inc.                                                             26,700           793
  Fulton Financial Corp.                                                                       38,750           793
* KCS Energy, Inc.                                                                            120,000           792
* Columbia Banking System, Inc.                                                                62,031           792
  Herbalife International Class A                                                              79,200           791
* Concord Camera Corp.                                                                        134,000           791
* TBC Corp.                                                                                    82,400           789
* Bell Microproducts Inc.                                                                      66,000           789
  Iberia Bank Corp.                                                                            26,700           789
* Lexent Inc.                                                                                  91,300           789
* Navigant International, Inc.                                                                 56,300           788
* Meritage Corp.                                                                               17,100           787
  Alberto-Culver Co. Class B                                                                   18,700           786
  BMC Industries, Inc.                                                                        130,900           785
* Centennial Bancorp                                                                           95,200           785
  St. Francis Capital Corp.                                                                    35,700           780
* MP3.com, Inc.                                                                               160,700           779
  Houghton Mifflin Co.                                                                         13,000           779
  Fidelity National Financial, Inc.                                                            31,692           779
* ResMed Inc.                                                                                  15,400           778
  Kansas City Power & Light Co.                                                                31,700           778
* Mechanical Technology Inc.                                                                  107,900           778
* United Auto Group, Inc.                                                                      44,400           777
* Medicis Pharmaceutical Corp.                                                                 14,650           776
* Recoton Corp.                                                                                44,800           776
* International Specialty Products, Inc.                                                       73,200           776
* Applica Inc.                                                                                 97,467           776
* Extensity, Inc.                                                                              76,800           776
* Octel Corp.                                                                                  47,700           775
* Covad Communications Group, Inc.                                                            767,400           775
* Callon Petroleum Co.                                                                         65,400           775
  K-Swiss, Inc.                                                                                32,100           775
* Pinnacle Entertainment, Inc.                                                                105,300           774
* 1-800 CONTACTS, Inc.                                                                         31,109           771
* Wackenhut Corp.                                                                              44,700           771
  First Bancorp North Carolina                                                                 31,300           771
  Armstrong Holdings, Inc.                                                                    216,600           769
* DigitalThink, Inc.                                                                          109,100           766
* ACTV, Inc.                                                                                  229,900           766
* RCN Corp.                                                                                   139,200           764
  Mid Atlantic Realty Trust REIT                                                               61,100           764
* Imatron, Inc.                                                                               381,800           764
* Click Commerce, Inc.                                                                         84,800           763
* Lantronix, Inc.                                                                              74,090           763
* Right Management Consultants                                                                 29,200           762
  X-Rite Inc.                                                                                  86,000           760
  Friedman's, Inc. Class A                                                                     66,100           760
* Actrade Financial Technologies, Ltd.                                                         32,100           759
  Baldwin & Lyons, Inc. Class B                                                                36,100           758
* Stoneridge, Inc.                                                                             70,400           757
  N L Industries, Inc.                                                                         54,400           753
* Mail-Well, Inc.                                                                             177,200           753
* Reebok International Ltd.                                                                    23,500           751
* Aurora Foods Inc.                                                                           136,900           750
* Dril-Quip, Inc.                                                                              34,800           749
* Golden Telecom, Inc.                                                                         53,500           749
  Bank Mutual Corp.                                                                            53,000           747
  First Essex Bancorp, Inc.                                                                    30,200           747
* PetroQuest Energy, Inc.                                                                     106,600           746
  Pitt Des Moines, Inc.                                                                        21,600           745
  Associated Estates Realty Corp. REIT                                                         77,000           744
* Novavax, Inc.                                                                                67,500           743
  NBC Capital Corp.                                                                            25,200           742
  USG Corp.                                                                                   175,800           742
* Encore Wire Corp.                                                                            62,400           741
* Endo Pharmaceuticals Holdings, Inc.                                                          83,565           739
* Triangle Pharmaceuticals, Inc.                                                              157,800           739
  Hospitality Properties Trust REIT                                                            25,900           738
  Commonwealth Bancorp                                                                         41,300           738
* Orbital Sciences Corp.                                                                      190,100           738

                                       28

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

  CIRCOR International, Inc.                                                                   40,800           736
* aaiPharma Inc.                                                                               46,700           733
* PriceSmart, Inc.                                                                             16,800           731
  Arrow Financial Corp.                                                                        28,900           730
* Beasley Broadcast Group, Inc.                                                                42,900           729
  D. R. Horton, Inc.                                                                           32,085           728
  UniFirst Corp.                                                                               38,300           728
* Progenics Pharmaceuticals, Inc.                                                              38,000           726
* Mohawk Industries, Inc.                                                                      20,600           725
* Wolverine Tube, Inc.                                                                         43,700           724
* Jacobs Engineering Group Inc.                                                                11,100           724
  Holly Corp.                                                                                  19,700           724
* Freeport-McMoRan Copper & Gold Inc. Class B                                                  65,287           721
  Vectren Corp.                                                                                34,728           719
  Lufkin Industries                                                                            26,000           718
  Northwest Bancorp, Inc.                                                                      68,300           717
* ON Semiconductor Corp.                                                                      157,600           717
* Handspring, Inc.                                                                             93,000           716
* Consolidated Freightways Corp.                                                               79,900           716
  Keithley Instruments Inc.                                                                    33,600           716
  Great Southern Bancorp, Inc.                                                                 27,200           715
* EPIQ Systems, Inc.                                                                           27,800           714
  Solutia, Inc.                                                                                56,000           714
  Snap-On Inc.                                                                                 29,500           713
* Performance Technologies, Inc.                                                               47,500           713
* Pomeroy Computer Resources, Inc.                                                             47,500           713
* Sports Resorts International, Inc.                                                           58,200           711
* Whole Foods Market, Inc.                                                                     26,200           710
* Hyseq, Inc.                                                                                  61,600           708
* Payless ShoeSource, Inc.                                                                     10,944           708
* Polo Ralph Lauren Corp.                                                                      27,400           707
  Valspar Corp.                                                                                19,900           706
* Shaw Group, Inc.                                                                             17,600           706
* Barr Labs Inc.                                                                               10,000           704
* CompuCredit Corp.                                                                            63,700           704
* Terra Industries, Inc.                                                                      180,100           702
* BriteSmile, Inc.                                                                             66,800           702
  HON Industries, Inc.                                                                         28,900           700
* Stamps.Com Inc.                                                                             186,600           700
  Quaker Chemical Corp.                                                                        36,800           699
* Investment Technology Group, Inc.                                                            13,900           699
* OPNET Technologies, Inc.                                                                     39,100           699
  Washington Federal Inc.                                                                      28,400           696
* Immune Response                                                                             146,500           696
* Digital Generation Systems                                                                  167,600           696
  Winston Hotels, Inc. REIT                                                                    67,000           695
  WSFS Financial Corp.                                                                         40,400           695
* PC-Tel, Inc.                                                                                 75,400           694
* MB Financial Inc.                                                                            26,700           694
* Osmonics, Inc.                                                                               50,300           694
* ARIAD Pharmaceuticals, Inc.                                                                 136,800           694
* Rainbow Technologies, Inc.                                                                  124,000           693
* Wireless Facilities, Inc.                                                                   106,600           693
* Central Coast Bancorp                                                                        28,000           692
  OM Group, Inc.                                                                               12,300           692
* Cole National Corp. Class A                                                                  46,900           692
* Quicksilver Resources, Inc.                                                                  38,400           691
* Datastream Systems, Inc.                                                                     91,600           691
* 1-800-FLOWERS.COM, Inc.                                                                      46,500           690
* Closure Medical Corp.                                                                        30,000           689
  Columbus McKinnon Corp.                                                                      61,200           689
* First Consulting Group, Inc.                                                                 95,400           687
* Sangamo BioSciences, Inc.                                                                    46,800           685
  Great Lakes Chemical Corp.                                                                   22,200           685
* Urocor, Inc.                                                                                 43,700           684
* Stanley Furniture Company, Inc.                                                              25,400           683
* Storage Technology Corp.                                                                     49,600           682
  New Plan Excel Realty Trust REIT                                                             44,600           682
* Transgenomic, Inc.                                                                           56,000           678
  German American Bancorp                                                                      42,800           678
  AMCOL International Corp.                                                                   112,950           678
  Skywest, Inc.                                                                                24,200           678
* hi/fn, inc.                                                                                  44,700           676
* Brio Technology, Inc.                                                                        92,600           676
  Comdisco, Inc.                                                                              508,100           676
* Flow International Corp.                                                                     62,400           674
* Trikon Technologies, Inc.                                                                    48,100           673
  Meredith Corp.                                                                               18,800           673
* Belco Oil & Gas Corp.                                                                        74,700           672
* Trex Co., Inc.                                                                               34,900           672
  Tanger Factory Outlet Centers, Inc. REIT                                                     29,200           672
  Ingles Markets, Inc.                                                                         54,600           672
* The Kroll-O'Gara Co.                                                                         70,900           671
* Bacou USA Inc.                                                                               23,800           671
* Support.com, Inc.                                                                           103,800           670
* Gulfmark Offshore, Inc.                                                                      21,700           669
* Magna Entertainment Corp. Class A                                                           104,700           669
* Markel Corp.                                                                                  3,400           668
  Hancock Fabrics, Inc.                                                                        74,600           668
* Next Level Communications, Inc.                                                              98,800           667
  IDACORP, Inc.                                                                                19,100           666
* Emex Corp.                                                                                   61,400           666
* Kaiser Aluminum Corp.                                                                       166,600           663
  Capital Transamerica Corp.                                                                   43,500           663
* AVI BioPharma, Inc.                                                                          67,300           663
* Nu Horizons Electronics Corp.                                                                69,700           662
* Luminent, Inc.                                                                              157,300           661
* OSCA, Inc.                                                                                   31,875           660
* Casino Data Systems                                                                          71,600           660
* The Buckle, Inc.                                                                             34,700           656
  Nature's Sunshine Inc.                                                                       55,300           654
  Port Financial Corp.                                                                         32,300           654
  Pennfed Financial Services, Inc.                                                             28,300           654
  Pulte Homes, Inc.                                                                            15,300           652

                                       29

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* 3D Systems Corp.                                                                             38,300           651
* ZixIt Corp.                                                                                  71,100           651
* Hibbett Sporting Goods, Inc.                                                                 17,500           649
* Adelphia Business Solutions, Inc.                                                           158,100           648
  Polaroid Corp.                                                                              249,100           648
* ACT Manufacturing, Inc.                                                                      59,000           645
* Uniroyal Technology Corp.                                                                    75,800           644
* Lynch Interactive Corp.                                                                      10,200           643
* Orthodontic Centers of America, Inc.                                                         21,100           641
* Tuesday Morning Corp.                                                                        48,300           640
  Coastal Bancorp, Inc.                                                                        20,000           639
* Central Garden and Pet Co.                                                                   77,000           638
* U.S. Concrete, Inc.                                                                          79,900           637
* Array BioPharma Inc.                                                                         69,900           636
* Labranche & Co. Inc.                                                                         21,900           635
  Burnham Pacific Properties, Inc. REIT                                                       129,600           635
* Citizens, Inc.                                                                               92,800           635
* Virage Logic Corporation                                                                     40,900           634
  EDO Corp.                                                                                    39,700           633
* Myriad Genetics, Inc.                                                                        10,000           633
* Ribozyme Pharmaceuticals, Inc.                                                               63,300           633
  Medallion Financial Corp.                                                                    61,600           631
* Green Mountain Coffee, Inc.                                                                  21,100           630
* Keryx Biopharmaceuticals, Inc.                                                               59,500           630
  Leucadia National Corp.                                                                      19,400           630
* Crossroads Systems, Inc.                                                                     96,900           629
* Private Media Group, Inc.                                                                    66,900           629
* Pumatech, Inc.                                                                              209,500           629
  Ethan Allen Interiors, Inc.                                                                  19,300           627
* Trendwest Resorts, Inc.                                                                      26,800           627
  Prosperity Bancshares, Inc.                                                                  26,200           627
  Acadia Realty Trust REIT                                                                     89,600           625
* Infogrames, Inc.                                                                             82,220           625
* K-V Pharmaceutical Co. Class A                                                               22,500           624
* Liberty Digital, Inc.                                                                       101,800           620
* Wit Soundview Group, Inc.                                                                   338,600           620
* Smart & Final Inc.                                                                           56,300           619
  Oxford Industries, Inc.                                                                      28,000           616
  Trustmark Corp.                                                                              30,300           616
* J & J Snack Foods Corp.                                                                      27,700           614
* Gulf Island Fabrication, Inc.                                                                42,600           613
  Seacoast Banking Corp. of Florida Class A                                                    17,500           613
  Bassett Furniture Industries, Inc.                                                           48,700           613
* bebe stores, inc.                                                                            21,000           612
* Nonophase Technologies Corp.                                                                 55,400           612
* Hemispherx Biopharma, Inc.                                                                   85,500           611
* National Healthcare Corporation                                                              38,900           611
* NetScout Systems, Inc.                                                                       93,900           610
  Pacific Gulf Properties, Inc. REIT                                                          124,800           610
  Butler Manufacturing Co.                                                                     24,400           610
  Midwest Banc Holdings, Inc.                                                                  27,700           609
  Gibraltar Steel                                                                              31,050           609
* Witness Systems, Inc.                                                                        55,300           608
  Getty Realty Holding Corp.                                                                   31,700           607
  Bush Industries, Inc.                                                                        46,100           606
* Chiles Offshore, Inc.                                                                        33,900           602
  Garan, Inc.                                                                                  17,500           598
  Great American Financial Resources, Inc.                                                     33,100           597
* Sunrise Telecom Inc.                                                                        100,000           595
  Callaway Golf Co.                                                                            37,600           594
* CuraGen Corp.                                                                                16,270           592
  HCC Insurance Holdings, Inc.                                                                 24,150           592
  Federal-Mogul Corp.                                                                         349,900           591
* Salton, Inc.                                                                                 33,200           591
* Net2Phone, Inc.                                                                              98,284           590
* Centennial Communications Corp. Class A                                                      44,400           586
* Purina Mills, Inc.                                                                           24,400           586
  NN, Inc.                                                                                     54,800           586
* Patterson-UTI Energy, Inc.                                                                   32,700           584
* Hayes Lemmerz International, Inc.                                                            91,200           584
* Ladish Co., Inc.                                                                             43,500           582
* Pain Therapeutics, Inc.                                                                      76,000           581
* Regeneration Technologies, Inc.                                                              66,000           581
* The Neiman Marcus Group, Inc. Class A                                                        18,700           580
* American Eagle Outfitters, Inc.                                                              16,450           580
* NetRatings, Inc.                                                                             40,200           579
* Foamex International, Inc.                                                                   78,000           577
* OTG Software, Inc.                                                                           82,100           575
  Florida East Coast Industries, Inc. Class B                                                  16,254           574
* Convera Corp.                                                                               114,700           574
  Liqui-Box Corp.                                                                              14,700           573
* Coldwater Creek Inc.                                                                         21,900           569
* Quaker Fabric Corp.                                                                          55,300           567
  SJNB Financial Corp.                                                                         13,100           566
* Alloy Online, Inc.                                                                           39,500           565
* CSS Industries, Inc.                                                                         21,800           562
* Credit Acceptance Corp.                                                                      72,200           556
* Integrated Measurement Systems, Inc.                                                         25,300           555
* SureBeam Corp.                                                                               32,100           550
* Supertex, Inc.                                                                               44,500           549
  Redwood Trust, Inc. REIT                                                                     24,100           548
* Alliance Pharmaceutical Corp.                                                               242,800           546
* Innovative Solutions and Support, Inc.                                                       37,800           544
  MicroFinancial Inc.                                                                          33,500           543
* Avatar Holding, Inc.                                                                         23,600           543
* Extended Stay America, Inc.                                                                  36,100           542
* Sicor, Inc.                                                                                  23,438           541
  Sauer-Danfoss, Inc.                                                                          56,900           538
* ANC Rental Corp.                                                                            179,000           537

                                       30

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* PC Connection, Inc.                                                                          33,350           534
* Ciphergen Biosystems, Inc.                                                                   78,900           533
  Alico, Inc.                                                                                  16,600           532
* Quaker City Bancorp, Inc.                                                                    18,000           530
* Cerner Corp.                                                                                 12,600           529
* TiVo Inc.                                                                                    95,800           527
* World Acceptance Corp.                                                                       56,800           523
* HealthExtras, Inc.                                                                           55,000           521
  Riviana Foods, Inc.                                                                          28,700           521
* Wackenhut Corrections Corp.                                                                  39,600           519
* Satcon Technology Corp.                                                                      49,500           517
* Measurement Specialties, Inc.                                                                32,800           517
* Boron, LePore & Associates, Inc.                                                             37,500           517
* VA Linux Systems, Inc.                                                                      147,400           516
* Steinway Musical Instruments Inc.                                                            29,100           514
* Conceptus, Inc.                                                                              34,200           513
* TransMontaigne Inc.                                                                          88,300           512
* Red Hat, Inc.                                                                               127,700           511
* CacheFlow Inc.                                                                              103,500           510
  Valhi, Inc.                                                                                  39,300           509
* Insight Communications Co., Inc.                                                             20,343           509
* Catapult Communications Corp.                                                                22,600           509
* Tradestation Group Inc.                                                                      95,900           508
* Mesaba Holdings, Inc.                                                                        55,050           508
  CoBiz Inc.                                                                                   22,300           507
  AK Steel Corp.                                                                               40,300           505
* Prodigy Communications Corp. Class A                                                         88,800           505
* Kosan Biosciences, Inc.                                                                      65,300           503
* Nanogen, Inc.                                                                                73,700           500
* Maxtor Corp.                                                                                 95,152           500
  Pogo Producing Co.                                                                           20,800           499
* Ansoft Corp.                                                                                 29,200           496
* Lithia Motors, Inc.                                                                          29,400           494
* Intertrust Technologies Corp.                                                               409,200           491
* Synplicity, Inc.                                                                             49,040           491
* PYR Energy Corp.                                                                             69,000           490
* Alleghany Corp.                                                                               2,408           489
  NCH Corp.                                                                                    12,500           489
* North American Scientific, Inc.                                                              33,600           487
* Spectra-Physics, Inc.                                                                        20,900           484
* CCC Information Services Group                                                               81,300           483
* TTM Technologies, Inc.                                                                       54,100           476
* EEX Corp.                                                                                   175,466           474
* SITEL Corp.                                                                                 296,000           474
* Alaska Communications Systems Holdings, Inc.                                                 51,700           473
  Black Hills Corp.                                                                            11,650           469
  Mitchell Energy & Development Corp. Class A                                                  10,100           467
* Deltagen, Inc.                                                                               52,000           467
* Chordiant Software, Inc.                                                                    150,500           467
* New Horizons Worldwide, Inc.                                                                 31,200           466
* Vivus, Inc.                                                                                 150,100           465
* Security Capital Group Inc. REIT Class B                                                     21,600           462
* Encore Acquisition Co.                                                                       40,100           461
  Standard Motor Products, Inc.                                                                34,600           460
* Perini Corp.                                                                                 53,400           459
  Mercury General Corp.                                                                        13,100           458
  Prime Group Realty Trust REIT                                                                33,700           455
* Simplex Solutions, Inc.                                                                      19,000           450
* Tropical Sportswear International.                                                           21,600           449
* Global Sports, Inc.                                                                          55,400           443
* CSFB Direct                                                                                  93,200           443
* Align Technology, Inc.                                                                       56,000           439
* Medis Technology Ltd.                                                                        39,900           439
  Flagstar Bancorp, Inc.                                                                       21,000           439
* Scientific Games Corp.                                                                       74,300           438
* Clayton Williams Energy, Inc.                                                                25,800           437
  Schawk, Inc.                                                                                 42,700           436
* Manufacturers' Services Limited                                                              73,100           435
* Large Scale Biology Corp.                                                                    61,200           435
  Republic Bancorp, Inc.                                                                       33,300           433
  Keystone Property Trust                                                                      32,300           432
* Discount Auto Parts Inc.                                                                     39,800           432
* Prize Energy Corp.                                                                           22,300           430
* APAC Teleservices, Inc.                                                                     135,300           429
* NPC International Class A                                                                    39,600           428
* MicroStrategy Inc.                                                                          152,500           427
* Fairchild Corp.                                                                              60,500           424
* Vysis, Inc.                                                                                  16,800           423
* Blue Martini Software, Inc.                                                                 141,100           423
* Covenant Transport, Inc.                                                                     34,000           423
  Seaboard Corp.                                                                                2,030           422
  Corporate Office Properties Trust, Inc. REIT                                                 42,000           420
  A.M. Castle & Co.                                                                            31,100           419
* Option Care, Inc.                                                                            27,500           418
* Peco II, Inc.                                                                                63,600           417
* Braun Consulting, Inc.                                                                       51,400           414
* Movie Gallery, Inc.                                                                          22,600           409
* StarMedia Network, Inc.                                                                     218,700           407
* Genstar Therapeutics Corp.                                                                   54,200           401
* Genelabs Technologies, Inc.                                                                 193,300           398
* Corillian Corp.                                                                              99,100           396
  American National Insurance Co.                                                               5,300           396
* Boston Beer Co., Inc. Class A                                                                45,400           391
* NATCO Group Inc.                                                                             44,400           391
* Ethyl Corp.                                                                                 289,100           390
* Dynacq International, Inc.                                                                   20,200           388
* Selectica, Inc.                                                                              90,700           388
* Davox Corp.                                                                                  46,700           388
* Rohn Industries Inc.                                                                         81,600           388
* Forest Oil Corp.                                                                             13,820           387
  Churchill Downs, Inc.                                                                        15,300           384
* Choice One Communications Inc.                                                               56,800           383

                                       31

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
SMALL-CAP INDEX FUND                                                                           SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Inet Technologies, Inc.                                                                      46,600           382
  Value Line, Inc.                                                                              9,000           380
* Constellation 3D, Inc.                                                                       67,000           380
* Hollywood Casino Corp.                                                                       47,700           374
  Provident Financial Group, Inc.                                                              11,300           372
* Third Wave Technologies                                                                      35,700           369
* August Technology Corp.                                                                      25,800           368
  Deb Shops, Inc.                                                                              19,500           366
  Troy Financial Corp.                                                                         19,900           363
  Fedders Corp.                                                                                69,700           362
* McAfee.com Corp.                                                                             29,300           360
* Loudcloud, Inc.                                                                             117,800           358
* Republic Bancshares, Inc.                                                                    21,200           358
* Carrier Access Corp.                                                                         59,500           356
  The McClatchy Co. Class A                                                                     9,100           356
  Oglebay Norton Co.                                                                           13,400           353
* Harvard Bioscience, Inc.                                                                     31,800           351
* Applied Innovation Inc.                                                                      41,900           350
* Revlon, Inc. Class A                                                                         47,500           344
* Urban Outfitters, Inc.                                                                       31,800           342
* Global Imaging Systems, Inc.                                                                 32,500           341
* DuraSwitch Industries, Inc.                                                                  21,900           339
* Interactive Intelligence Inc.                                                                30,700           338
* Arden Group Inc. Class A                                                                      7,000           336
* Timberland Co.                                                                                8,500           336
* Amtran, Inc.                                                                                 15,300           335
* Micron Electronics, Inc.                                                                    208,000           331
* Sunquest Information Systems, Inc.                                                           13,900           331
* Alliance Fiber Optic Products, Inc.                                                          69,000           328
  CONSOL Energy, Inc.                                                                          12,900           326
* ATP Oil & Gas Corp.                                                                          28,700           323
* US Physical Therapy, Inc.                                                                    20,100           321
* Digital River, Inc.                                                                          71,300           321
* Priority Healthcare Corp. Class B                                                            11,314           320
* BlackRock, Inc.                                                                               9,300           319
* SpeedFam-IPEC, Inc.                                                                          99,551           318
* Moldflow Corp.                                                                               20,500           316
* AEP Industries, Inc.                                                                          8,900           315
* Glenayre Technologies, Inc.                                                                 244,725           313
* WJ Communications, Inc.                                                                      67,300           313
  NYMAGIC, Inc.                                                                                15,800           313
* Guess ?, Inc.                                                                                46,400           311
  Richardson Electronics, Ltd.                                                                 21,700           304
  Cobalt Corp.                                                                                 43,300           303
* BindView Development Corp.                                                                  142,600           301
* Aradigm Corp.                                                                                42,500           298
  Fedders Corp. Class A                                                                        67,612           297
  Provident Bancorp, Inc.                                                                      15,000           293
* Mestek, Inc.                                                                                 12,700           293
  Commercial Bank of New York                                                                   9,300           293
  Royal Bancshares of Pennsylvania, Inc.                                                       16,800           292
  Foster Wheeler Ltd.                                                                          32,100           291
  Sanderson Farms, Inc.                                                                        22,800           289
* Talk America Holdings, Inc.                                                                 304,900           287
* SRI/Surgical Express, Inc.                                                                    9,250           281
* 3 Dimensional Pharmaceuticals                                                                29,200           281
* V.I. Technologies, Inc.                                                                      24,800           279
* Management Network Group Inc.                                                                45,700           279
* ftd.com Inc.                                                                                 39,200           278
* USinternetworking, Inc.                                                                     230,700           277
* Cyber-Care, Inc.                                                                            217,400           272
* Exact Sciences Corp.                                                                         18,990           261
  Hollinger International, Inc.                                                                19,000           261
* Maui Land & Pineapple Co., Inc.                                                              10,200           261
* Novatel Wireless, Inc.                                                                      125,800           255
* Network Plus Corp.                                                                           93,100           252
* Lexar Media, Inc.                                                                           157,100           250
* Krispy Kreme Doughnuts, Inc.                                                                  6,200           248
  FINOVA Group, Inc.                                                                           66,600           246
  CompX International Inc.                                                                     20,200           241
* Advanced Lighting Technologies, Inc.                                                         54,600           240
* Optical Communication Products, Inc.                                                         22,200           236
  Liberty Financial Cos., Inc.                                                                  7,100           230
* Wink Communications, Inc.                                                                    88,000           225
* Liberty Livewire Corp.                                                                       25,400           222
* Star Scientific, Inc.                                                                        74,900           218
* Syntel, Inc.                                                                                 28,175           217
* Owens Corning                                                                               107,800           217
  Tremont Corp.                                                                                 6,100           217
* Digitas Inc.                                                                                 48,511           213
  Coca-Cola Bottling Co.                                                                        5,422           213
  Westpoint Stevens, Inc.                                                                      50,400           208
* Ameristar Casinos, Inc.                                                                      12,900           206
* Seattle Genetics, Inc.                                                                       33,400           204
* ICT Group, Inc.                                                                              12,400           201
* LookSmart, Ltd.                                                                             183,800           193
  John Nuveen Co. Class A                                                                       3,400           193
* BioSphere Medical Inc.                                                                       14,600           187
* W.R. Grace & Co.                                                                            102,800           180
* Whitehall Jewellers, Inc.                                                                    19,550           179
  Pilgrim's Pride Corp. Class A                                                                20,350           178
* OmniSky Corp.                                                                                88,100           176
* Focal Communications Corp.                                                                   74,600           176
* IMPSAT Fiber Networks, Inc.                                                                  87,500           175
* Mediacom Communications Corp.                                                                 9,800           173
* PEC Solutions, Inc.                                                                           7,400           164
* Neon Communications, Inc.                                                                    23,100           161
* National Beverage Corp.                                                                      17,200           159
* CTC Communications Group, Inc.                                                               51,800           159
* Protection One, Inc.                                                                        137,400           158
* Engage, Inc.                                                                                208,100           152
  Newmark Homes Corp.                                                                          10,900           150

                                       32

-------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
                                                                                                             VALUE^
                                                                                               SHARES         (000)
-------------------------------------------------------------------------------------------------------------------

* Expedia Inc.                                                                                   ,200           149
  BB&T Corp.                                                                                    4,036           148
* Thermo Fibertek, Inc.                                                                        49,500           144
* On Command Corp.                                                                             30,900           139
* Optical Cable Corp.                                                                          13,200           132
* Frontline Capital Group                                                                      82,500           124
  Gentek, Inc.                                                                                 22,807           121
* National Information Consortium, Inc.                                                        66,300           121
* Nucentrix Broadband Networks                                                                 14,700           114
* Entravision Communications Corp.                                                              9,000           111
* MEEMIC Holdings, Inc.                                                                         5,100           110
* Federal Agricultural Mortgage Corp. Class A                                                   3,800           108
* SilverStream Software, Inc.                                                                  13,900            98
* Gaiam, Inc.                                                                                   6,800            97
* GoAmerica, Inc.                                                                              45,500            96
* First Banks America, Inc.                                                                     3,900            93
* Ampal-American Israel Corp.                                                                  14,700            89
  Metals USA, Inc.                                                                             41,675            88
  Analysts International Corp.                                                                 18,500            83
* Donna Karan International Inc.                                                                7,600            80
* American Classic Voyager Co.                                                                 21,700            76
* NeoRx Corp.                                                                                  24,500            74
* QuickLogic Corp.                                                                             12,000            72
* Neoforma.com, Inc.                                                                           80,000            68
* ePresence, Inc.                                                                              17,800            66
  Equity One, Inc. REIT                                                                         5,900            66
* VASCO Data Security International, Inc.                                                      20,200            66
* Blount International, Inc.                                                                   25,533            64
* Wackenhut Corp. Class B                                                                       3,656            50
* International FiberCom, Inc.                                                                 18,600            47
* Tricord Systems, Inc.                                                                        16,600            45
* Mount 10, Inc.                                                                               11,100            43
* Comfort Systems USA, Inc.                                                                    11,300            41
* Viant Corp.                                                                                  21,374            40
* PurchasePro.com, Inc.                                                                        27,000            40
  Tenneco Automotive, Inc.                                                                     11,700            38
* Digital Courier Technologies, Inc.                                                          127,500            37
* Electric Lightwave, Inc. Class A                                                             25,300            33
* New Century Equity Holdings Corp.                                                            21,300            21
* ProcureNet, Inc.                                                                            136,100            20
* Interliant Inc.                                                                              33,600            18
* Extended Systems Inc.                                                                         2,400            17
* CSF Holdings Inc. Contingent Litigation Rights                                               29,125            15
* Unify Corp.                                                                                  40,000            12
* Mpower Holding Corp.                                                                         11,550            11
-------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $4,542,688)                                                                                       4,747,604
-------------------------------------------------------------------------------------------------------------------
                                                                                                 FACE        MARKET
                                                                                               AMOUNT         VALUE
                                                                                                (000)         (000)
-------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.0%)(1)
-------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 4.51%, 7/12/2001                                                                          $ 5,000      $ 4,995

REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  4.07%, 7/2/2001--Note E                                                                     131,847      131,847
  4.07%, 7/2/2001                                                                               3,473        3,473
-------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $140,313)                                                                                          140,315
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.8%)
  (Cost $4,683,001)                                                                                      4,887,919
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- NET (-3.8%)                                                                (178,023)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                       $4,709,896
===================================================================================================================

  ^ See Note A in Notes to Financial Statements.
  * Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.8% and 3.0%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2) Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

-------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in Securities, at Value                                                                      $4,887,919
Receivables for Investment Securites Sold                                                                   888,835
Other Assets--Note B                                                                                         11,773
-------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                              5,788,527
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables for Investment
  Securities Purchased                                                                                      930,336
Other Liabilities--Note E                                                                                   148,295
-------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                                                       1,078,631
===================================================================================================================
NET ASSETS                                                                                               $4,709,896
===================================================================================================================

--------------------------------------------------------------------------------
                                                                          AMOUNT
 SMALL-CAP INDEX FUND                                                      (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $4,591,688
Undistributed Net Investment Income                                      20,839
Accumulated Net Realized Losses                                        (107,564)
Unrealized Appreciation--Note D
   Investment Securities                                                204,918
   Futures Contracts                                                         15
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,709,896
================================================================================

Investor Shares-Net Assets
Applicable to 177,474,875 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $3,711,670
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                        $20.91
================================================================================

Admiral Shares-Net Assets
Applicable to 23,721,198 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $496,283
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  ADMIRAL SHARES                                                         $20.92
================================================================================

Institutional Shares-Net Assets
Applicable to 23,980,141 outstanding$.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $501,943
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL SHARES                                                   $20.93
================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
SMALL-CAP GROWTH                                                                                              VALUE^
INDEX FUND                                                                             SHARES                  (000)
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------------------------------------------
*           Cephalon, Inc.                                                            117,200                 8,263
*           Universal Health Services Class B                                         142,000                 6,461
*           Varian Medical Systems, Inc.                                               78,600                 5,620
            Commerce Bancorp, Inc.                                                     76,220                 5,343
*           Patterson Dental Co.                                                      159,500                 5,264
*           Barrett Resources Corp.                                                    79,088                 4,666
*           AdvancePCS                                                                 70,800                 4,535
*           RSA Security Inc.                                                         135,100                 4,181
            XTO Energy, Inc                                                           288,050                 4,134
            Cullen/Frost Bankers, Inc.                                                121,800                 4,123
*           Constellation Brands, Inc. Class A                                         99,200                 4,067
*           Shaw Group, Inc.                                                           97,100                 3,894
            New York Community Bancorp, Inc.                                          102,900                 3,874
*           Copart, Inc.                                                              130,600                 3,820
*           Medicis Pharmaceutical Corp.                                               71,300                 3,779
*           ResMed Inc.                                                                74,000                 3,741
*           Pharmaceutical Product Development, Inc.                                  121,900                 3,719
            Skywest, Inc.                                                             132,600                 3,713
            Fleming Cos., Inc.                                                        103,600                 3,699
*           Renal Care Group, Inc.                                                    112,200                 3,690
*           Timberland Co.                                                             93,300                 3,686
*           Zebra Technologies Corp. Class A                                           74,600                 3,664
*           Louis Dreyfus Natural Gas Corp.                                           103,900                 3,621
*           99 Cents Only Stores                                                      120,650                 3,613
*           Regeneron Pharmaceuticals, Inc.                                           103,000                 3,569
*           Orthodontic Centers of America, Inc.                                      115,700                 3,517
*           O'Reilly Automotive, Inc.                                                 122,200                 3,507
*           Cognex Corp.                                                              103,000                 3,487
*           Cerner Corp.                                                               82,300                 3,457
*           Whole Foods Market, Inc.                                                  126,600                 3,431
*           Axcelis Technologies, Inc.                                                228,600                 3,383
            Philadelphia Suburban Corp.                                               127,900                 3,261
            Fair Issac & Co.                                                           52,450                 3,242
*           CEC Entertainment Inc.                                                     65,500                 3,232
*           Varian Semiconductor Equipment Associates, Inc.                            76,600                 3,217
*           Techne Corp.                                                               98,050                 3,187
            OM Group, Inc.                                                             56,600                 3,184
*           The Cheesecake Factory                                                    111,975                 3,169
*           Advanced Energy Industries, Inc.                                           75,100                 3,099
            Cambrex Corp.                                                              60,500                 3,060
*           Black Box Corp.                                                            45,400                 3,058
*           Atlantic Coast Airlines Holdings Inc.                                     101,900                 3,056
*           Alpha Industries, Inc.                                                    102,800                 3,038
*           Priority Healthcare Corp. Class B                                         107,400                 3,037
            Roper Industries Inc.                                                      72,600                 3,031
            Ethan Allen Interiors, Inc.                                                93,200                 3,029
*           THQ Inc.                                                                   50,400                 3,005
*           Alliant Techsystems, Inc.                                                  33,200                 2,985
            First Midwest Bancorp                                                      96,100                 2,965
            Harman International Industries, Inc.                                      75,800                 2,887
*           NVR, Inc.                                                                  19,300                 2,856
            Hudson United Bancorp                                                     111,200                 2,836
*           HS Resources Inc.                                                          43,200                 2,799
            Invacare Corp.                                                             72,400                 2,797
            Applebee's International, Inc.                                             87,400                 2,797
            FactSet Research Systems Inc.                                              78,200                 2,792
            Aptargroup Inc.                                                            84,600                 2,744
*           Stillwater Mining Co.                                                      91,600                 2,679
*           Tetra Tech, Inc.                                                           96,300                 2,619
*           Province Healthcare Co.                                                    74,100                 2,615
            Ruby Tuesday, Inc.                                                        151,900                 2,597
            Global Payments Inc.                                                       85,700                 2,580
            National Data Corp.                                                        79,400                 2,573
*           Mercury Computer Systems, Inc.                                             51,500                 2,549
            Polaris Industries, Inc.                                                   55,500                 2,542
*           ITT Educational Services, Inc.                                             56,000                 2,520
*           Metro One Telecommunications, Inc.                                         37,900                 2,459
            IDEX Corp.                                                                 72,000                 2,448
*           Electro Scientific Industries, Inc.                                        64,000                 2,438
*           IDEXX Laboratories Corp.                                                   77,900                 2,434
*           WMS Industries, Inc.                                                       75,200                 2,419
*           Jack in the Box Inc.                                                       92,300                 2,409
            Graco, Inc.                                                                72,900                 2,406
*           Insight Enterprises, Inc.                                                  98,150                 2,405
*           Corinthian Colleges, Inc.                                                  50,300                 2,368
*           Southwest Bancorporation of Texas, Inc.                                    77,800                 2,350
*           Microsemi Corp.                                                            33,100                 2,350
*           American Management Systems, Inc.                                          98,700                 2,329
*           Insituform Technologies Class A                                            63,400                 2,314
*           Accredo Health, Inc.                                                       61,300                 2,280
*           Anchor Gaming                                                              35,200                 2,275
            Woodward Governor Co.                                                      26,800                 2,261
            Community First Bankshares                                                 97,500                 2,243
            Diagnostic Products Corp.                                                  66,200                 2,198
*           NYFIX, Inc.                                                                67,650                 2,161
*           ATMI, Inc.                                                                 71,800                 2,154
*           Respironics, Inc.                                                          71,900                 2,140
*           Lone Star Technologies, Inc.                                               58,600                 2,121
*           Veritas DGC Inc.                                                           75,400                 2,092
*           Enzo Biochem, Inc.                                                         60,920                 2,090
*           Noven Pharmaceuticals, Inc.                                                52,865                 2,072
*           MAXIMUS, Inc.                                                              50,700                 2,033
*           Mid Atlantic Medical Services, Inc.                                       113,000                 2,026
*           Sonic Corp.                                                                62,950                 1,997
*           Stratos Lightwave, Inc.                                                   152,300                 1,980
*           Barra, Inc.                                                                50,000                 1,958

                                       35

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
SMALL-CAP GROWTH                                                                                              VALUE^
INDEX FUND                                                                             SHARES                  (000)
--------------------------------------------------------------------------------------------------------------------

            Trustco Bank                                                              145,768                 1,946
*           Rehabcare Corp.                                                            40,300                 1,942
*           NBTY, Inc.                                                                155,000                 1,928
*           American Italian Pasta Co.                                                 41,500                 1,926
            C & D Technology Inc.                                                      62,100                 1,925
*           Cal Dive International, Inc.                                               77,000                 1,894
*           Chico's Fas, Inc.                                                          63,100                 1,877
*           Pediatrix Medical Group, Inc.                                              55,600                 1,846
*           Kopin Corp.                                                               151,600                 1,840
*           Sybron Dental Specialties, Inc.                                            89,500                 1,834
*           Haemonetics Corp.                                                          60,100                 1,833
*           Cymer, Inc.                                                                72,400                 1,831
*           CryoLife Inc.                                                              44,600                 1,825
*           SurModics, Inc.                                                            30,900                 1,817
*           Syncor International Corp.                                                 58,100                 1,801
*           Elantec Semiconductor, Inc.                                                53,100                 1,794
            Delta & Pine Land Co.                                                      91,300                 1,794
*           Bio-Technology General Corp.                                              136,000                 1,782
            Cooper Cos., Inc.                                                          34,600                 1,778
*           Aspen Technologies, Inc.                                                   72,500                 1,755
*           Dionex Corp.                                                               52,700                 1,752
*           Genesco, Inc.                                                              52,000                 1,747
*           Pacific Sunwear of California                                              77,000                 1,727
*           Heartland Express, Inc.                                                    75,375                 1,719
            Baldor Electric Co.                                                        80,400                 1,718
*           AstroPower, Inc.                                                           32,850                 1,713
            Cabot Oil & Gas Corp. Class A                                              69,800                 1,703
*           Administaff, Inc.                                                          65,000                 1,690
            Manitowac Co., Inc.                                                        57,150                 1,686
*           Impath, Inc.                                                               37,900                 1,679
*           Arbitron Inc.                                                              69,200                 1,668
*           Midway Games Inc.                                                          89,700                 1,659
*           ADVO, Inc.                                                                 48,300                 1,649
*           Vicor Corp.                                                               100,400                 1,637
            Helix Technology Corp.                                                     53,500                 1,631
            John H. Harland Co.                                                        69,000                 1,608
*           F.Y.I. Inc.                                                                39,200                 1,607
            Mentor Corp.                                                               56,300                 1,605
            Hooper Holmes, Inc.                                                       154,200                 1,581
*           Forward Air Corp.                                                          50,596                 1,515
            Owens & Minor, Inc. Holding Co.                                            79,400                 1,509
*           Hot Topic, Inc.                                                            48,200                 1,499
*           Fossil, Inc.                                                               71,300                 1,479
*           Aeroflex, Inc.                                                            140,400                 1,474
*           Cost Plus, Inc.                                                            48,900                 1,467
*           BE Avionics Inc.                                                           76,200                 1,452
            East West Bancorp, Inc.                                                    53,000                 1,431
            Hilb, Rogal and Hamilton Co.                                               32,300                 1,413
            Libbey, Inc.                                                               35,400                 1,406
*           Landstar System                                                            20,249                 1,377
*           Progress Software Corp.                                                    84,100                 1,362
*           AXT, Inc.                                                                  51,000                 1,362
*           ArthroCare Corp.                                                           51,900                 1,357
*           SCP Pool Corp.                                                             39,200                 1,350
            UCBH Holdings, Inc.                                                        44,100                 1,338
*           Quiksilver, Inc.                                                           52,600                 1,315
            CTS Corp.                                                                  63,800                 1,308
*           PolyMedica Corp.                                                           31,100                 1,260
*           CACI International, Inc.                                                   26,100                 1,227
*           Christopher & Banks Corporation                                            37,600                 1,226
*           ViaSat, Inc.                                                               51,000                 1,218
            Patina Oil & Gas Corp.                                                     45,700                 1,211
*           Kronos, Inc.                                                               29,200                 1,196
            Sterling Bancshares, Inc.                                                  61,400                 1,178
*           INAMED Corp.                                                               47,338                 1,157
*           WetSeal, Inc. Class A                                                      33,400                 1,156
*           Intermagnetics General Corp.                                               35,400                 1,147
            Georgia Gulf Corp.                                                         73,600                 1,141
*           CUNO Inc.                                                                  37,900                 1,137
*           Teledyne Technologies, Inc.                                                74,800                 1,137
*           Oceaneering International, Inc.                                            53,700                 1,114
*           Atwood Oceanics, Inc.                                                      31,700                 1,113
*           Trimble Navigation Ltd.                                                    56,700                 1,105
*           P.F. Chang's China Bistro, Inc.                                            27,600                 1,046
*           Dendrite International, Inc.                                               93,550                 1,038
*           Radiant Systems, Inc.                                                      64,296                 1,036
*           Panera Bread Co.                                                           32,300                 1,020
*           Power Integrations, Inc.                                                   65,219                 1,017
            Vital Signs, Inc.                                                          30,200                   998
*           Mesa Air Group Inc.                                                        79,700                   984
*           Remington Oil & Gas Corp.                                                  51,400                   977
*           Rogers Corp.                                                               36,100                   957
*           Plains Resources                                                           40,200                   955
            Oshkosh B' Gosh, Inc. Class A                                              28,400                   944
*           On Assignment, Inc.                                                        52,300                   941
*           Avid Technology, Inc.                                                      59,700                   937
*           Action Performance Cos., Inc.                                              37,400                   935
*           RadiSys Corp.                                                              40,000                   914
*           United Natural Foods, Inc.                                                 42,600                   892
*           Factory 2-U Stores Inc.                                                    29,900                   878
*           Dril-Quip, Inc.                                                            40,100                   863
*           InterVoice-Brite, Inc.                                                     77,600                   854
*           MemberWorks, Inc.                                                          36,000                   833
*           Ultimate Electronics, Inc.                                                 25,500                   827
*           Symmetricom Inc.                                                           55,600                   814
*           Frontier Airlines, Inc.                                                    65,650                   804
            Coca-Cola Bottling Co.                                                     20,400                   803
            WD-40 Co.                                                                  35,800                   803
*           Photon Dynamics, Inc.                                                      29,200                   788
*           TETRA Technologies, Inc.                                                   32,000                   782
            Keithley Instruments Inc.                                                  36,200                   771
*           Auspex Systems, Inc.                                                      103,700                   740
*           Advanced Tissue Sciences Inc.                                             147,400                   737
*           Mapinfo Corp.                                                              33,400                   735
*           Startek, Inc.                                                              32,200                   728
*           Southwestern Energy Co.                                                    57,800                   708


                                       36

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE^
                                                                                       SHARES                  (000)
--------------------------------------------------------------------------------------------------------------------

*           Catapult Communications Corp.                                              30,100                   677
*           Itron, Inc.                                                                35,600                   675
            Inter-Tel, Inc.                                                            56,400                   672
*           Cygnus Inc.                                                                64,800                   664
*           Visual Networks, Inc.                                                      72,200                   632
*           MGI Pharma, Inc.                                                           50,300                   629
*           Valence Technology                                                         93,800                   603
*           Organogenesis, Inc.                                                        79,100                   585
            Lindsay Manufacturing Co.                                                  27,000                   513
*           Roxio, Inc.                                                                37,250                   484
*           Aware, Inc.                                                                51,900                   467
            X-Rite Inc.                                                                49,100                   434
            CPI Corp.                                                                  17,700                   434
*           Flow International Corp.                                                   34,700                   375
*           Orbital Sciences Corp.                                                     87,300                   339
*           Alliance Pharmaceutical Corp.                                             113,700                   256
--------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $402,069)                                                                                           448,750
--------------------------------------------------------------------------------------------------------------------
                                                                                         FACE
                                                                                       AMOUNT
                                                                                        (000)
--------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.4%)
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  4.07%, 7/2/2001--Note E
  (COST $10,793)                                                                      $10,793                10,793
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%)
  (COST $412,862)                                                                                           459,543
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                                 (-2.3%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         1,732
Liabilities--Note E                                                                                         (12,184)
--------------------------------------------------------------------------------------------------------------------
                                                                                                            (10,452)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                          $449,091
====================================================================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.

--------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital--Note C                                                                                    $467,288
Undistributed Net Investment Income--Note C                                                                       6
Accumulated Net Realized Losses--Note C                                                                     (64,884)
Unrealized Appreciation--Note D                                                                              46,681
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                 $449,091
====================================================================================================================

Investor Shares--Net Assets
Applicable to 32,847,669 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                                $360,187
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                                                            $10.97
====================================================================================================================

Institutional Shares--Net Assets
Applicable to 8,101,424 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                                 $88,904
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL SHARES                                                                                       $10.97
====================================================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
SMALL-CAP VALUE                                                                                  VALUE^
INDEX FUND                                                               (SHARES)                 (000)
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (100.2%)
-------------------------------------------------------------------------------------------------------
* Smithfield Foods, Inc.                                                  231,400                9,325
  Fidelity National Financial, Inc.                                       342,700                8,420
  D. R. Horton, Inc.                                                      331,112                7,516
  Raymond James Financial, Inc.                                           209,300                6,405
  Massey Energy Co.                                                       323,534                6,393
* Toll Brothers, Inc.                                                     160,100                6,294
* Newfield Exploration Co.                                                195,600                6,271
  Washington Federal Inc.                                                 252,720                6,197
* Pride International Inc.                                                323,090                6,139
  Downey Financial Corp.                                                  123,600                5,841
* Coventry Health Care Inc.                                               283,600                5,728
* Michaels Stores, Inc.                                                   139,700                5,728
  RGS Energy Group Inc.                                                   151,600                5,685
  Pogo Producing Co.                                                      235,200                5,645
  First American Corp.                                                    285,500                5,407
  Whitney Holdings                                                        114,900                5,389
* Scotts Co.                                                              125,600                5,205
  Commercial Federal Corp.                                                225,000                5,198
  Vintage Petroleum, Inc.                                                 276,200                5,165
* Zale Corp.                                                              150,500                5,072
* Stone Energy Corp.                                                      114,300                5,063
  Piedmont Natural Gas, Inc.                                              140,800                5,001
  Werner Enterprises, Inc.                                                205,467                4,983
* Men's Wearhouse, Inc.                                                   179,600                4,957
  Corn Products International, Inc.                                       154,600                4,947
  La-Z-Boy Inc.                                                           264,640                4,896
  United Bankshares, Inc.                                                 182,024                4,878
  Pier 1 Imports Inc.                                                     423,200                4,867
* Linens 'n Things, Inc.                                                  177,900                4,860
* Performance Food Group Co.                                              160,200                4,843
* Anixter International Inc.                                              157,300                4,829
  Earthgrains Co.                                                         185,600                4,826
* Mueller Industries Inc.                                                 146,300                4,815
  Alpharma, Inc. Class A                                                  176,400                4,807
* Remedy Corp.                                                            134,250                4,672
* United Stationers, Inc.                                                 145,400                4,589
* Southern Union Co.                                                      223,405                4,557
* AnnTaylor Stores Corp.                                                  126,700                4,536
* Coherent, Inc.                                                          121,400                4,391
  Atmos Energy Corp.                                                      177,300                4,337
  PolyOne Corp.                                                           411,159                4,280
* Adaptec, Inc.                                                           429,700                4,271
  Avista Corp.                                                            207,800                4,152
* SEACOR SMIT Inc.                                                         87,850                4,106
* Tom Brown, Inc.                                                         170,100                4,082
  Staten Island Bancorp, Inc.                                             145,700                4,058
* Kansas City Southern Industries,Inc.                                    256,200                4,048
  Briggs & Stratton Corp.                                                  94,900                3,995
  ABM Industries                                                          104,100                3,878
  Burlington Coat Factory Warehouse Corp.                                 193,900                3,877
  Technitrol, Inc.                                                        147,700                3,840
  Florida Rock Industries, Inc.                                            81,600                3,827
  Chittenden Corp.                                                        112,700                3,791
  Regis Corp.                                                             180,300                3,784
* HNC Software, Inc.                                                      151,100                3,778
* DuPont Photomasks, Inc.                                                  78,000                3,764
  MDC Holdings, Inc.                                                      106,010                3,753
* Bally Total Fitness Holding Corp.                                       126,700                3,752
  Energen Corp.                                                           135,400                3,737
  Trenwick Group Ltd                                                      161,700                3,706
* Kulicke & Soffa Industries, Inc.                                        214,500                3,681
* US Oncology, Inc.                                                       412,900                3,671
  Brady Corp. Class A                                                     100,100                3,617
  Jefferies Group, Inc.                                                   109,500                3,548
  New Jersey Resources Corp.                                               78,000                3,526
* Brooks Automation, Inc.                                                  76,400                3,522
  The South Financial Group, Inc.                                         185,651                3,505
  Susquehanna Bancshares, Inc.                                            170,700                3,474
  Springs Industries Inc. Class A                                          78,600                3,466
  Delphi Financial Group, Inc.                                             88,877                3,422
  US Freightways Corp.                                                    114,700                3,384
  UniSource Energy Corp.                                                  145,900                3,351
* Photronics Labs Inc.                                                    130,100                3,338
  Southwest Gas Corp.                                                     140,000                3,315
* Swift Energy Co.                                                        108,600                3,272
  Wolverine World Wide, Inc.                                              181,600                3,245
* Hain Celestial Group, Inc.                                              147,200                3,238
  Oshkosh Truck Corp.                                                      73,112                3,235
* DMC Stratex Networks, Inc.                                              322,000                3,220
  UGI Corp. Holding Co.                                                   119,100                3,216
* Simpson Manufacturing Co.                                                53,000                3,207
  Tredegar Corp.                                                          167,100                3,200
* Del Webb Corp.                                                           82,100                3,176
  Reliance Steel & Aluminum Co.                                           125,450                3,168
  CH Energy Group, Inc.                                                    71,700                3,151
  First Bancorp/Puerto Rico                                               116,500                3,144
  Texas Industries, Inc.                                                   91,200                3,136
* Cable Design Technologies                                               192,050                3,104
  Standard Pacific Corp.                                                  132,600                3,070
* Information Holdings Inc.                                                94,800                3,062
  UIL Holdings Corp.                                                       62,800                3,051
* Verity, Inc.                                                            152,100                3,034
  MAF Bancorp, Inc.                                                        98,500                3,024
* Footstar Inc.                                                            87,400                3,007
  Datascope Corp.                                                          64,600                2,977
  Ryland Group, Inc.                                                       58,700                2,970
* Nautica Enterprises, Inc.                                               145,100                2,964
  Selective Insurance Group                                               110,330                2,944
  Central Parking Corp.                                                   157,300                2,942
  Clarcor Inc.                                                            107,400                2,884
  St. Mary Land & Exploration Co.                                         123,400                2,883
  Belden, Inc.                                                            107,700                2,881
* Input/Output, Inc.                                                      224,000                2,845

                                       38

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE^
                                                                         (SHARES)                 (000)
-------------------------------------------------------------------------------------------------------

  Casey's General Stores                                                  216,000                2,808
  Provident Bankshares Corp.                                              112,442                2,804
* General Communication, Inc.                                             231,400                2,800
* Read Rite Corp.                                                         521,800                2,781
  Winnebago Industries, Inc.                                               89,900                2,764
* Monaco Coach Corp.                                                       83,200                2,762
  Northwest Natural Gas Co.                                               109,800                2,734
* SPS Technologies, Inc.                                                   57,400                2,721
  Lennox International Inc.                                               246,174                2,696
* Paxar Corp.                                                             185,400                2,670
  The Pep Boys (Manny, Moe & Jack)                                        234,300                2,631
  Analogic Corp.                                                           57,000                2,596
* Kirby Corp.                                                             105,000                2,588
  Russ Berrie and Co., Inc.                                                88,000                2,587
* Triarc Cos., Inc. Class A                                                97,700                2,560
* Harmonic, Inc.                                                          255,390                2,554
* Actel Corp.                                                             103,010                2,529
* Group 1 Automotive, Inc.                                                 85,300                2,525
  LandAmerica Financial Group, Inc.                                        78,800                2,510
  The Toro Co.                                                             55,800                2,508
* Steel Dynamics, Inc.                                                    200,100                2,501
  Wellman, Inc.                                                           139,300                2,493
* Ultratech Stepper, Inc.                                                  97,200                2,492
  Great Atlantic & Pacific Tea Co., Inc.                                  168,200                2,489
  MacDermid, Inc.                                                         138,000                2,484
  Penton Media, Inc. Class A                                              140,400                2,457
* Ralcorp Holdings, Inc.                                                  131,000                2,455
  Hughes Supply, Inc.                                                     103,700                2,453
  G & K Services, Inc.                                                     90,100                2,424
  GenCorp, Inc.                                                           187,700                2,403
  American Financial Holdings, Inc.                                       101,700                2,400
* Checkpoint Systems, Inc.                                                134,300                2,391
* Ionics, Inc.                                                             75,700                2,385
* Champion Enterprises, Inc.                                              209,400                2,383
  Russell Corp.                                                           140,000                2,379
* Ciber, Inc.                                                             250,300                2,378
* The Profit Recovery Group International, Inc.                           206,962                2,372
  Tucker Anthony Sutro Corp.                                              107,500                2,365
* IHOP Corp.                                                               87,900                2,360
* Prime Hospitality Corp.                                                 197,400                2,339
  Northwestern Corp.                                                      103,900                2,327
  Kellwood Co.                                                             99,900                2,308
* Spherion Corp.                                                          256,170                2,293
  Milacron Inc.                                                           145,900                2,286
* FileNet Corp.                                                           154,200                2,282
  JLG Industries, Inc.                                                    183,900                2,271
* First Federal Financial Corp.                                            75,800                2,259
  Park Electrochemical Corp.                                               85,100                2,247
* Alliance Semiconductor Corp.                                            186,460                2,241
  The Standard Register Co.                                               121,100                2,240
* Avant! Corp.                                                            164,200                2,184
* Artesyn Technologies, Inc.                                              167,500                2,161
* Buckeye Technology, Inc.                                                149,900                2,159
* Hyperion Solutions Corp.                                                142,100                2,132
  Cato Corp. Class A                                                      109,100                2,130
  Arch Chemicals, Inc.                                                     97,200                2,122
* Rare Hospitality International Inc.                                      93,600                2,115
  Riggs National Corp.                                                    124,279                2,112
  Laclede Gas Co.                                                          83,000                2,108
* PAREXEL International Corp.                                             108,000                2,106
  Arnold Industries, Inc.                                                 108,500                2,101
* Benchmark Electronics, Inc.                                              85,900                2,093
* Hutchinson Technology, Inc.                                             109,200                2,080
* Financial Federal Corp.                                                  71,800                2,079
  Zenith National Insurance Corp.                                          76,700                2,071
* Arkansas Best Corp.                                                      89,600                2,065
* Pre-Paid Legal Services, Inc.                                            93,600                2,059
* Philadelphia Consolidated Holding Corp.                                  59,200                2,059
* Carreker Corp.                                                           95,400                2,051
* URS Corp.                                                                74,900                2,022
  AAR Corp.                                                               118,100                2,020
  Fremont General Corp.                                                   310,000                2,015
  Fleetwood Enterprises, Inc.                                             142,900                2,012
* Yellow Corp.                                                            105,900                2,010
  Roadway Corp                                                             84,400                2,006
  Barnes Group, Inc.                                                       81,000                2,001
  Cohu, Inc.                                                               88,900                2,000
* Aztar Corp.                                                             165,200                1,999
* School Specialty, Inc.                                                   77,100                1,993
* Tower Automotive, Inc.                                                  193,500                1,983
* ESS Technology, Inc.                                                    187,100                1,983
* Esterline Technologies Corp.                                             90,800                1,975
  Watts Industries Class A                                                116,100                1,968
  Thomas Industries, Inc.                                                  66,500                1,962
  Dimon Inc.                                                              195,600                1,956
  Valmont Industries, Inc.                                                107,000                1,947
  Universal Forest Products, Inc.                                          86,300                1,942
  R.L.I. Corp.                                                             43,000                1,932
  Regal-Beloit Corp.                                                       91,600                1,916
* ArQule, Inc.                                                             88,100                1,908
* Stein Mart, Inc.                                                        179,600                1,857
  A.O. Smith Corp.                                                        103,500                1,853
* Allen Telecom Inc.                                                      123,200                1,848
* The Dress Barn, Inc.                                                     80,500                1,831
  Commercial Metals Co.                                                    56,900                1,823
* APW Ltd.                                                                179,000                1,817
* Offshore Logistics, Inc.                                                 93,900                1,783
  The Marcus Corp.                                                        127,800                1,783
* Conmed Corp.                                                             67,700                1,764
* General Semiconductor, Inc.                                             166,000                1,736
  Phillips-Van Heusen Corp.                                               120,500                1,735
  Kaman Corp. Class A                                                      97,500                1,726
* Heidrick & Struggles International, Inc.                                 84,700                1,722

                                       39

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
SMALL-CAP VALUE                                                                                  VALUE^
INDEX FUND                                                               (SHARES)                 (000)
-------------------------------------------------------------------------------------------------------

* Pericom Semiconductor Corp.                                             109,500                1,721
  Thor Industries, Inc.                                                    52,000                1,714
  International Multifoods Corp.                                           82,400                1,710
  Elcor Corp.                                                              84,300                1,707
* C-COR Electronics, Inc.                                                 140,600                1,687
* Three-Five Systems, Inc.                                                 93,700                1,685
  Interface, Inc.                                                         223,300                1,675
* Proxim, Inc.                                                            118,400                1,669
* MICROS Systems, Inc.                                                     75,700                1,665
  Bowne & Co., Inc.                                                       144,500                1,662
  Chesapeake Corp. of Virginia                                             66,400                1,643
  Watsco, Inc.                                                            116,050                1,636
  ChemFirst Inc.                                                           62,300                1,632
* Ryan's Family Steak Houses, Inc.                                        133,000                1,629
* Electroglas, Inc.                                                        91,800                1,625
  Foster Wheeler Ltd.                                                     179,400                1,624
  Applied Industrial Technology, Inc.                                      85,200                1,615
  Mutual Risk Management Ltd.                                             181,100                1,612
* Phoenix Technologies LTD.                                               110,000                1,606
  Landry's Restaurants, Inc.                                               94,400                1,605
* Aspect Communications Corp.                                             227,300                1,589
  Anchor Bancorp Wisconsin Inc.                                            99,700                1,585
  The Stride Rite Corp.                                                   182,800                1,554
* O'Charley's Inc.                                                         80,100                1,552
  Bel Fuse, Inc. Class B                                                   46,550                1,548
  Apogee Enterprises, Inc.                                                123,900                1,548
  Chemed Corp.                                                             42,800                1,547
  Pioneer Standard Electronics Inc.                                       120,300                1,540
  Schweitzer-Mauduit International, Inc.                                   65,100                1,535
* MRO Software Inc.                                                        96,200                1,520
* Armor Holdings, Inc.                                                    101,000                1,515
  Quanex Corp.                                                             58,300                1,510
  Arctic Cat, Inc.                                                        103,885                1,506
  Deltic Timber Corp.                                                      52,200                1,503
  American States Water Co.                                                43,900                1,493
  Aaron Rents, Inc. Class B                                                87,300                1,484
* JAKKS Pacific, Inc.                                                      78,600                1,470
* Sola International Inc.                                                 104,100                1,469
  GBC Bancorp                                                              51,000                1,456
* Astec Industries, Inc.                                                   84,000                1,449
* Seitel, Inc.                                                            110,300                1,445
* Theragenics Corp.                                                       129,200                1,443
  Myers Industries, Inc.                                                   95,092                1,436
* Griffon Corp.                                                           129,300                1,422
  Southwest Securities Group, Inc.                                         68,680                1,422
* CDI Corp.                                                                83,300                1,415
  NUI Corp.                                                                60,500                1,396
* RTI International Metals                                                 91,300                1,392
* Gardner Denver Inc.                                                      67,600                1,389
  Brown Shoe Company, Inc.                                                 76,600                1,383
  Robbins & Myers, Inc.                                                    48,100                1,356
  Methode Electronics, Inc. Class A                                       157,000                1,350
* Pinnacle Systems, Inc.                                                  222,400                1,346
* Information Resources, Inc.                                             126,110                1,305
* Systems & Computer Technology Corp.                                     142,700                1,291
* Standard Microsystem                                                     70,019                1,253
  Omnova Solutions Inc.                                                   171,900                1,251
  SLI, Inc.                                                               151,600                1,251
  Lawson Products, Inc.                                                    42,300                1,239
  Standex International Corp.                                              52,400                1,237
* Pegasus Solutions Inc.                                                  106,500                1,230
* Magnatek                                                                 98,400                1,230
  Wabash National Corp.                                                    99,900                1,209
  Nash-Finch Co.                                                           50,400                1,189
* Nuevo Energy Co.                                                         72,500                1,182
* SONICblue Inc.                                                          354,112                1,169
* SBS Technologies, Inc.                                                   61,800                1,168
* El Paso Electric Co.                                                     73,000                1,167
* Volt Information Sciences Inc.                                           66,000                1,155
* Steak n Shake Company                                                   124,730                1,154
  Brush Engineered Materials Inc.                                          71,900                1,150
  Sturm, Ruger & Co., Inc.                                                116,800                1,145
* QRS Corp.                                                                67,300                1,117
  Caraustar Industries, Inc.                                              120,900                1,112
* Audiovox Corp.                                                           98,000                1,088
* Boston Communications Group, Inc.                                        74,000                1,066
  Gerber Scientific, Inc.                                                  95,700                1,048
  New England Business Service, Inc.                                       54,300                1,043
* Midwest Express Holdings, Inc.                                           60,000                1,041
  K-Swiss, Inc.                                                            43,100                1,040
  Cascade Natural Gas Corp.                                                48,000                1,022
* Key Production Company, Inc.                                             60,700                1,011
* 4Kids Entertainment Inc.                                                 52,400                1,003
  Skyline Corp.                                                            36,400                  990
* Consolidated Graphics, Inc.                                              56,500                  961
* The Gymboree Corp.                                                      112,300                  955
  Luby's, Inc.                                                             97,400                  954
  Central Vermont Public Service Corp.                                     50,100                  947
* SPSS, Inc.                                                               59,514                  941
* Labor Ready, Inc.                                                       175,900                  922
* The Kroll-O'Gara Co.                                                     96,900                  917
  Cash America International Inc.                                         107,300                  913
  Coachmen Industries, Inc.                                                68,500                  908
* ShopKo Stores, Inc.                                                     124,600                  907
* K2 Inc.                                                                  77,900                  890
  National Presto Industries, Inc.                                         29,900                  888
* Salton, Inc.                                                             49,700                  885
* TBC Corp.                                                                91,100                  873
* Wolverine Tube, Inc.                                                     52,300                  867
* Insurance Auto Auctions, Inc.                                            50,900                  865
  Bangor Hydro-Electric Co.                                                32,000                  851
* Building Materials Holding Corp.                                         55,800                  849

                                       40

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE^
                                                                         (SHARES)                 (000)
-------------------------------------------------------------------------------------------------------

* Sierra Health Services                                                  119,500                  838
  Nature's Sunshine Inc.                                                   70,500                  834
* Pinnacle Entertainment, Inc.                                            112,900                  830
  A.M. Castle & Co.                                                        61,500                  829
* Lydall, Inc.                                                             68,900                  827
* Bell Microproducts Inc.                                                  68,900                  824
  Midas Inc.                                                               64,800                  823
* J & J Snack Foods Corp.                                                  37,000                  820
  SCPIE Holdings Inc.                                                      40,500                  818
  Cleveland-Cliffs Iron Co.                                                44,100                  816
* Applica Inc.                                                            100,300                  798
* Discount Auto Parts Inc.                                                 72,500                  787
  Pope & Talbot, Inc.                                                      60,200                  777
* PC-Tel, Inc.                                                             83,100                  765
  Quaker Chemical Corp.                                                    39,300                  747
  Standard Motor Products, Inc.                                            54,000                  718
  BMC Industries, Inc.                                                    119,100                  715
  Fedders Corp.                                                           137,100                  713
  Oxford Industries, Inc.                                                  32,000                  704
* Brightpoint, Inc.                                                       242,300                  703
* Concord Camera Corp.                                                    118,600                  700
* SCM Microsystems, Inc.                                                   66,100                  687
  Butler Manufacturing Co.                                                 27,300                  683
* ZixIt Corp.                                                              74,000                  677
  Hancock Fabrics, Inc.                                                    75,000                  671
* Supertex, Inc.                                                           53,900                  665
* Concord Communications, Inc.                                             72,200                  650
  Bassett Furniture Industries, Inc.                                       50,900                  640
* Rainbow Technologies, Inc.                                              113,200                  633
* Material Sciences Corp.                                                  63,800                  630
  Intermet Corp.                                                          110,300                  623
* Digi International, Inc.                                                 66,200                  579
* Goody's Family Clothing                                                 140,800                  565
  Tenneco Automotive, Inc.                                                163,200                  532
  Polaroid Corp.                                                          202,400                  526
* SpaceLabs Medical, Inc.                                                  42,100                  514
* A.T. Cross Co. Class A                                                   73,910                  491
  IMCO Recycling, Inc.                                                     69,200                  491
* Meade Instruments Corp.                                                  71,500                  481
* Franklin Covey Co.                                                       86,200                  474
  Analysts International Corp.                                            105,000                  468
* Hall, Kinion & Associates, Inc.                                          57,300                  462
* Davox Corp.                                                              55,500                  461
* Hologic, Inc.                                                            67,400                  458
  Thomas Nelson, Inc.                                                      62,300                  438
* Huffy Corp.                                                              44,400                  428
* Department 56 Inc.                                                       55,900                  428
* SpeedFam-IPEC, Inc.                                                     130,800                  417
  Angelica Corp.                                                           37,400                  411
* Brooktrout Technology, Inc.                                              52,700                  407
  Green Mountain Power Corp.                                               24,400                  389
* International FiberCom, Inc.                                            155,000                  388
* ePresence, Inc.                                                         103,800                  382
  Penford Corp.                                                            32,500                  377
  Titan International, Inc.                                                89,600                  366
* Royal Appliance Manufacturing Co.                                        60,100                  365
* Enesco Group, Inc.                                                       59,300                  359
  Mississippi Chemical Corp.                                              113,500                  351
* Mayor's Jeweler's, Inc.                                                  83,900                  348
* Computer Task Group, Inc.                                                90,600                  330
* Hartmarx Corp.                                                          130,000                  326
* Jo-Ann Stores, Inc. Class A                                              79,500                  322
  Commonwealth Industries Inc.                                             71,500                  320
  Steel Technologies, Inc.                                                 44,400                  317
* Ashworth, Inc.                                                           57,100                  315
  Amcast Industrial Corp.                                                  36,500                  312
* Pac-West Telecom, Inc.                                                  156,400                  303
* Network Equipment Technologies, Inc.                                     94,800                  303
* Captaris Inc.                                                           140,500                  292
  Haggar Corp.                                                             28,200                  292
* Osteotech, Inc.                                                          60,800                  277
* Innovex, Inc.                                                            65,100                  239
* Curative Health Services Inc.                                            30,700                  193
* eLoyalty Corp.                                                           69,700                   70
* Edgewater Technology, Inc.                                               18,674                   65
* M.S. Carriers, Inc.                                                         600                   18
* Cognex Corp.                                                                100                    3
  Inter-Tel, Inc.                                                             200                    2
* Axcelis Technologies, Inc.                                                  100                    1
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $792,435)                                                                              837,466
-------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.1%)
-------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
4.07%, 7/2/2001--Note E                                                    $6,055                6,055
4.07%, 7/2/2001                                                             2,885                2,885
-------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $8,940)                                                                                  8,940
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.3%)
  (Cost $801,375)                                                                              846,406
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.3%)
-------------------------------------------------------------------------------------------------------
Other Assets--Note B 8,515
Liabilities--Note E (18,912)
-------------------------------------------------------------------------------------------------------
                                                                                               (10,397)
-------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                             $836,009
=======================================================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.


                                       41

-------------------------------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:

Paid-in Capital--Note C                                                                      $ 776,216
Undistributed Net Investment Income--Note C                                                      2,931
Accumulated Net Realized Gains--Note C                                                          11,831
Unrealized Appreciation--Note D                                                                 45,031
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $836,009
=======================================================================================================
Investor Shares--Net Assets
Applicable  to  60,582,014  outstanding  $.001
par value  shares of  beneficial interest
  (unlimited authorization)                                                                   $626,140
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                                               $10.34
=======================================================================================================
Institutional Shares--Net Assets
Applicable  to  20,287,393  outstanding  $.001
  par value  shares of  beneficial interest
  (unlimited authorization)                                                                   $209,869
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL SHARES                                                                          $10.34
=======================================================================================================

STATEMENT OF OPERATIONS
This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

-------------------------------------------------------------------------------------------------
                                                                       SMALL-CAP        SMALL-CAP
                                                    SMALL-CAP             GROWTH            VALUE
                                                   INDEX FUND         INDEX FUND       INDEX FUND
                                                   ----------------------------------------------
                                                           SIX MONTHS ENDED JUNE 30, 2001
-------------------------------------------------------------------------------------------------
                                                        (000)              (000)            (000)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                          $ 26,154              $ 561          $ 3,664
  Interest                                                568                 12              154
  Security Lending                                      1,964                111               91
-------------------------------------------------------------------------------------------------
    Total Income                                       28,686                684            3,909
-------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                             79                 24               24
  Management and Administrative--Investor Shares        4,243                353              532
  Management and Administrative--Admiral Shares           341                 --               --
  Management and Administrative--Institutional Shares     183                 16               38
  Marketing and Distribution--Investor Shares             284                 25               29
  Marketing and Distribution--Admiral Shares               12                 --               --
  Marketing and Distribution--Institutional Shares         40                  6               11
Custodian Fees                                             45                 51               86
Auditing Fees                                               6                  6                6
Shareholders' Reports--Investor Shares                     45                  5                2
Shareholders' Reports--Admiral Shares                       1                 --               --
Shareholders' Reports--Institutional Shares                 1                  1                1
Trustees' Fees and Expenses                                 4                 --               --
-------------------------------------------------------------------------------------------------
  Total Expenses                                        5,284                487              729
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  23,402                197            3,180
-------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                          (94,122)           (35,030)          12,595
  Futures Contracts                                     1,193                 --               --
-------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                              (92,929)           (35,030)          12,595
-------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                               399,062             35,212           51,252
  Futures Contracts                                       (38)                --               --
-------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      399,024             35,212           51,252
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $329,497              $ 379          $67,027
=================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------------------------------------------
                                                                SMALL-CAP                    SMALL-CAP GROWTH
                                                               INDEX FUND                        INDEX FUND
                                                --------------------------------------------------------------------
                                                   SIX MONTHS               YEAR       SIX MONTHS              YEAR
                                                        ENDED              ENDED            ENDED             ENDED
                                                JUNE 30, 2001      DEC. 31, 2000    JUNE 30, 2001     DEC. 31, 2000
                                                         (000)              (000)            (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                              $ 23,402           $ 52,786            $ 197             $ 148
  Realized Net Gain (Loss)                            (92,929)           561,654          (35,031)            1,658
  Change in Unrealized Appreciation (Depreciation)    399,024           (782,796)          35,212           (26,012)
--------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       329,497           (168,356)             378           (24,206)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                        --            (41,465)              --               (92)
    Admiral Shares                                         --             (2,857)              --                --
    Institutional Shares                                   --             (6,616)              --               (74)
  Realized Capital Gain
    Investor Shares                                        --           (483,018)              --           (17,524)
    Admiral Shares                                         --            (30,291)              --                --
    Institutional Shares                                   --            (67,331)              --            (3,539)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    --           (631,578)              --           (21,229)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                    (126,834)           702,333            4,302           228,254
  Admiral Shares                                       11,250            278,915               --                --
  Institutional Shares                                (22,288)           169,164           15,990            78,347
--------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease)from
     Capital Share Transactions                        62,128          1,150,412           20,292           306,601
--------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                           391,625            350,478           20,670           261,166
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                               4,318,271          3,967,793          428,421           167,255
------------------------------------------------------------------------------------------------------------------
  End of Period                                    $4,709,896         $4,318,271         $449,091          $428,421
====================================================================================================================

--------------------------------------------------------------------------------
                                                              SMALL-CAP VALUE
                                                                INDEX FUND
--------------------------------------------------------------------------------
                                                   SIX MONTHS               YEAR
                                                        ENDED              ENDED
                                                JUNE 30, 2001      DEC. 31, 2000
--------------------------------------------------------------------------------
                                                        (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 3,180           $ 3,334
  Realized Net Gain (Loss)                             12,595            43,339
  Change in Unrealized Appreciation (Depreciation)     51,252            16,034
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                         67,027            62,707
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                        --            (2,557)
    Admiral Shares                                         --                --
    Institutional Shares                                   --              (807)
  Realized Capital Gain
    Investor Shares                                   (22,014)          (13,937)
    Admiral Shares                                         --                --
    Institutional Shares                               (7,471)           (2,452)
--------------------------------------------------------------------------------
    Total Distributions                               (29,485)          (19,753)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                     279,042            78,643
  Admiral Shares                                           --                --
  Institutional Shares                                116,492            67,047
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                      395,534           145,690
--------------------------------------------------------------------------------
Total Increase (Decrease)                             433,076           188,644
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                 402,933           214,289
--------------------------------------------------------------------------------
  End of Period                                      $836,009          $402,933
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

------------------------------------------------------------------------------------------------------------------------------------
                                                                               SMALL-CAP INDEX FUND INVESTOR SHARES
                                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING              SIX MONTHS               ----------------------------------------------------------------------
THROUGHOUT EACH PERIOD      ENDED JUNE 30, 2001               2000             1999              1998             1997         1996
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $19.44             $23.60           $21.20            $23.75           $20.23       $18.61
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                     .10               .270             .256              .311             .277          .26
  Net Realized and Unrealized Gain
   (Loss) on Investments                   1.37             (1.145)           4.491            (1.007)           4.632         3.07
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations          1.47              (.875)           4.747             (.696)            .909         3.33
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        --              (.260)           (.267)            (.304)           (.274)        (.27)
 Distributions from Realized Capital
   Gains                                     --             (3.025)          (2.080)           (1.550)          (1.115)       (1.44)
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                      --             (3.285)          (2.347)           (1.854)          (1.389)       (1.71)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $20.91             $19.44           $23.60            $21.20           $23.75        $20.23
====================================================================================================================================

TOTAL RETURN*                              7.56%             -2.67%           23.13%            -2.61%           24.59%       18.12%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)   $3,712             $3,577           $3,553            $2,768           $2,652        $1,713
  Ratio of Total Expenses to
   Average Net Assets                   0.27%**              0.27%            0.25%             0.24%            0.23%         0.25%
  Ratio of Net Investment Income to
    Average Net Assets                  0.93%**              1.17%            1.25%             1.39%            1.38%         1.51%
  Portfolio Turnover Rate                 63%**                49%              42%               35%              29%           28%
====================================================================================================================================
 *Total returns do not reflect transaction fees on purchases (0.5% beginning 1997 through March 31, 2000; 1.0% in 1996) or the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.

--------------------------------------------------------------------------------------------------
                                                              SMALL-CAP INDEX FUND ADMIRAL SHARES

FOR A SHARE OUTSTANDING                                         SIX MONTHS ENDED      NOV. 13* TO
THROUGHOUT EACH PERIOD                                             JUNE 30, 2001    DEC. 31, 2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $19.44           $22.40
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                      .11             .053
  Net Realized and Unrealized Gain (Loss) on Investments                    1.37             .062
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        1.48             .115
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                        --            (.265)
  Distributions from Realized Capital Gains                                   --           (2.810)
--------------------------------------------------------------------------------------------------
    Total Distributions                                                       --           (3.075)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $20.92           $19.44
==================================================================================================

TOTAL RETURN*                                                              7.61%             1.75%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                        $496              $252
Ratio of Total Expenses to Average Net Assets                            0.20%**           0.20%**
Ratio of Net Investment Income to Average Net Assets                     0.97%**           1.79%**
Portfolio Turnover Rate                                                    63%**               49%
==================================================================================================

 *Inception.
**Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
                                                                                    YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED          -----------------------------------------       JULY 7* TO
THROUGHOUT EACH PERIOD                             JUNE 30, 2001            2000             1999              1998    DEC. 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $19.44          $23.61           $21.20            $23.75          $22.56
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .12            .292             .295              .336            .158
  Net Realized and Unrealized Gain
   (Loss) on Investments                                    1.37          (1.145)           4.491            (1.007)          2.370
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        1.490           (.853)           4.786             (.671)          2.528
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         --           (.292)           (.296)            (.329)          (.288)
  Distributions from Realized Capital Gains                   --          (3.025)          (2.080)           (1.550)         (1.050)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                         --          (3.317)          (2.376)           (1.879)         (1.338)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $20.93          $19.44           $23.61            $21.20          $23.75
====================================================================================================================================

TOTAL RETURN**                                             7.66%          -2.56%           23.33%            -2.50%           11.42%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $502            $490             $415              $264             $137
  Ratio of Total Expenses to
    Average Net Assets                                    0.10%^           0.13%            0.12%             0.12%           0.12%^
  Ratio of Net Investment Income to
    Average Net Assets                                    1.11%^           1.32%            1.37%             1.53%           1.52%^
  Portfolio Turnover Rate                                   63%^             49%              42%               35%              29%
====================================================================================================================================
 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.
 ^Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
                                                                                    YEAR ENDED DECEMBER 31,
                                                      SIX MONTHS ENDED            ----------------------------           APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           JUNE 30, 2001             2000                  1999          DEC. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.97           $11.38                $ 9.53                $10.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                               --             .009                  .025                   .03
Net Realized and Unrealized Gain (Loss) on Investments              --             .154                 1.860                  (.47)
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                   --             .163                 1.885                  (.44)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                                --            (.003)                (.035)                 (.03)
Distributions from Realized Capital Gains                           --            (.570)                   --                    --
Total Distributions                                                 --            (.573)                (.035)                 (.03)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE. END OF PERIOD                                  $10.97           $10.97                $11.38                $ 9.53
====================================================================================================================================

TOTAL RETURN**                                                   0.00%            1.59%                19.80%                 -4.77%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                              $360             $356                  $167                    $90
Ratio of Total Expenses to Average Net Assets                   0.27%^            0.27%                 0.25%                 0.25%^
  Ratio of Net Investment Income to Average Net Assets          0.07%^            0.03%                 0.33%                 0.63%^
Portfolio Turnover Rate                                           82%^             136%                   82%                    77%
====================================================================================================================================
 *Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 ^Annualized.

--------------------------------------------------------------------------------------------------
                                                  SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
                                                                SIX MONTHS ENDED        MAY 24* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      JUNE 30, 200     DEC. 31, 2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.97           $11.03
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                                         --             .009
Net Realized and Unrealized Gain (Loss) on Investments                        --             .513
--------------------------------------------------------------------------------------------------
 Total from Investment Operations                                             --             .522
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         --            (.012)
 Distributions from Realized Capital Gains                                    --            (.570)
--------------------------------------------------------------------------------------------------
Total Distributions                                                           --            (.582)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.97            $10.97
==================================================================================================

TOTAL RETURN**                                                             0.00%             4.90%
==================================================================================================

RATIOS/SUPPLEMENTAL DAATA
Net assets, end of period (Millions)                                         $89               $73
Ratio of Total Expenses to Average Net Assets                             0.10%^            0.13%^
   Ratio of Net Investment Income to Average Net Assets                   0.24%^            0.11%^
Portfolio Turnover Rate                                                     82%^              136%
==================================================================================================

 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases.
 ^Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                             SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
                                                                                        YEAR ENDED DECEMBER 31,
                                                                      SIX MONTHS    ------------------------------    APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               ENDED JUNE 30, 2001             2000         1999      DEC. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 9.65            $8.45          $8.74           $10.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                                        .04             .084           .065             .045
Net Realized and Unrealized Gain (Loss) on Investments                      1.09            1.698           .210           (1.250)
 Total from Investment Operations                                           1.13            1.782           .275           (1.205)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                                          --            (.082)         (.070)           (.055)
Distributions from Realized Capital Gains                                   (.44)           (.500)         (.495)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                         (.44)           (.582)         (.565)           (.055)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                            $10.34            $9.65          $8.45            $8.74
====================================================================================================================================

TOTAL RETURN**                                                            12.37%           21.88%          3.35%          -12.47%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (Millions)                                        $626             $317           $204             $113
Ratio of Total Expenses to Average Net Assets                             0.27%^            0.27%          0.25%           0.25%^
  Ratio of Net Investment Income to Average Net Assets                    0.95%^            1.16%          0.96%           1.13%^
Portfolio Turnover Rate                                                     67%^              82%            80%              53%
====================================================================================================================================
 *Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 ^Annualized.

--------------------------------------------------------------------------------------------------------------------
                                                                   SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
                                                                SIX MONTHS ENDED       YEAR ENDED        DEC. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     JUNE 30, 2001    DEC. 31, 2000     DEC. 31, 1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 9.65            $8.45             $8.74
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                                        .04             .097              .009
Net Realized and Unrealized Gain (Loss) on Investments                      1.09            1.698              .226
  Total from Investment Operations                                          1.13            1.795              .235
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                                          --            (.095)            (.070)
Distributions from Realized Capital Gains                                   (.44)           (.500)            (.455)
 Total Distributions                                                        (.44)           (.595)            (.525)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.34            $9.65             $8.45
====================================================================================================================

TOTAL RETURN**                                                            12.37%           22.04%             2.83%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                        $210              $86               $10
Ratio of Total Expenses to Average Net Assets                             0.10%^            0.13%            0.13%^
  Ratio of Net Investment Income to Average Net Assets                    1.13%^            1.36%            1.37%^
Portfolio Turnover Rate                                                     67%^              82%               80%
====================================================================================================================

 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases.
 ^Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds.
     The Small-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Small-Cap Growth Index Fund and the Small-Cap Value Index Fund offer two classes of shares, Investor Shares and Institutional Shares. Admiral Shares were first issued on November 13, 2000. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The Small-Cap Index Fund uses Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Transaction fees assessed on purchases of capital shares are credited to paid-in capital.
     Each class of shares has equal rights to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
              CAPITAL CONTRIBUTIONS            PERCENTAGE          PERCENTAGE OF
                        TO VANGUARD               OF FUND             VANGUARD'S
INDEX FUND                    (000)            NET ASSETS         CAPITALIZATION
--------------------------------------------------------------------------------
Small-Cap                      $837                 0.02%                   0.8%
Small-Cap Growth                 80                 0.02                    0.1
Small-Cap Value                 138                 0.02                    0.1
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                        (000)
                                          --------------------------------------
INDEX FUND                                PURCHASES               SALES
--------------------------------------------------------------------------------
Small-Cap                                $1,516,959          $1,379,974
Small-Cap Growth                            189,659             170,871
Small-Cap Value                             588,033             216,730
--------------------------------------------------------------------------------

The Small-Cap Growth Index and Small-Cap Value Index Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed for the year ended December 31, 2000, as distributions from net investment income and realized capital gains. Accordingly, the funds have reclassified the following amounts from undistributed net investment income and accumulated net realized gains to paid-in capital:

--------------------------------------------------------------------------------
                                                    (000)
                      ----------------------------------------------------------
                              UNDISTRIBUTED                      ACCUMULATED
INDEX FUND            NET INVESTMENT INCOME               NET REALIZED GAINS
--------------------------------------------------------------------------------
Small-Cap Growth                       $17                              $ 35
Small-Cap Value                         99                             1,140
--------------------------------------------------------------------------------

At December 31, 2000, the Small-Cap Index and Small-Cap Growth Index Funds had available realized capital losses of $14,053,000 and $29,851,000, respectively, to offset future net capital gains.

D. At June 30, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                 (000)
                        --------------------------------------------------------
                        APPRECIATED           DEPRECIATED         NET UNREALIZED
INDEX FUND               SECURITIES            SECURITIES           APPRECIATION
--------------------------------------------------------------------------------
Small-Cap                  $807,359            $(602,441)               $204,918
Small-Cap Growth             78,968              (32,287)                 46,681
Small-Cap Value              85,909              (40,878)                 45,031
--------------------------------------------------------------------------------

At June 30, 2001, the aggregate settlement value of open futures contracts expiring in September 2001 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                        (000)
                                  ----------------------------------------------
                                                      AGGREGATE
                                       NUMBER OF     SETTLEMENT       UNREALIZED
INDEX FUND/FUTURES CONTRACTS      LONG CONTRACTS          VALUE     DEPRECIATION
--------------------------------------------------------------------------------
Small-Cap/Russell 2000 Index                   6         $1,547              $15
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                               (000)
                                                               -----
                                                 -------------------------------
                                                 MARKET VALUE               CASH
                                                    OF LOANED         COLLATERAL
INDEX FUND                                         SECURITIES           RECEIVED
--------------------------------------------------------------------------------
Small-Cap                                            $122,271           $131,847
Small-Cap Growth                                       10,430             10,793
Small-Cap Value                                         5,815              6,055
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

-----------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED             YEAR ENDED
                                                                 JUNE 30, 2001           DECEMBER 31, 2000
                                                               --------------------------------------------
                                                               AMOUNT     SHARES        AMOUNT      SHARES
                                                                (000)      (000)         (000)       (000)
-----------------------------------------------------------------------------------------------------------
SMALL-CAP INDEX FUND
Investor Shares
  Issued                                                     $442,058    $22,693    $1,398,652     $57,881
  Issued in Lieu of Cash Distributions                             --         --       491,844      26,983
  Redeemed                                                   (568,892)   (29,245)   (1,188,163)    (51,370)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Investor Shares                 (126,834)    (6,552)      702,333      33,494
                                                             ----------------------------------------------
Admiral Shares
  Issued                                                      239,104     12,194       253,068      11,496
  Issued in Lieu of Cash Distributions                             --         --        28,632       1,606
  Redeemed                                                    (27,854)    (1,442)       (2,785)       (133)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Admiral Shares                   211,250     10,752       278,915      12,969
                                                             ----------------------------------------------
Institutional Shares
  Issued                                                       54,771      2,789       280,399      11,873
  Issued in Lieu of Cash Distributions                             --         --        62,547       3,450
  Redeemed                                                    (77,059)    (4,000)     (173,782)     (7,699)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Institutional Shares             (22,288)    (1,211)      169,164       7,624
-----------------------------------------------------------------------------------------------------------

SMALL-CAP GROWTH INDEX FUND
Investor Shares
  Issued                                                      $55,859      5,415      $317,984      24,996
  Issued in Lieu of Cash Distributions                             --         --        16,226       1,525
  Redeemed                                                    (51,557)    (4,978)     (105,956)     (8,802)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Investor Shares                    4,302        437       228,254      17,719
                                                             ----------------------------------------------
Institutional Shares
  Issued                                                       23,446      2,218        80,757       6,808
  Issued in Lieu of Cash Distributions                             --         --         3,614         339
  Redeemed                                                     (7,456)      (752)       (6,024)       (512)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Institutional Shares              15,990      1,466        78,347       6,635
-----------------------------------------------------------------------------------------------------------

SMALL-CAP VALUE INDEX FUND
Investor Shares
  Issued                                                     $325,649     32,310      $130,411      14,727
  Issued in Lieu of Cash Distributions                         20,648      2,287        15,227       1,725
  Redeemed                                                    (67,255)    (6,843)      (66,995)     (7,822)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Investor Shares                  279,042     27,754        78,643       8,630
                                                             ----------------------------------------------
Institutional Shares
  Issued                                                      146,362     14,411        73,136       8,431
  Issued in Lieu of Cash Distributions                          6,983        773         2,618         290
  Redeemed                                                    (36,853)    (3,809)       (8,707)       (973)
                                                             ----------------------------------------------
    Net Increase (Decrease)--Institutional Shares             116,492     11,375        67,047       7,748
-----------------------------------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
   Visit Vanguard.com

[COMPUTER GRAPHIC]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using VANGUARD.COM. On our website, you can:
     **Choose to receive all fund reports, as well as prospectuses, online. **Request a courtesy e-mail to notify you when a new fund report or
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     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and
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     If you invest  directly  with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R)
   FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock
   Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
   Index Fund
Institutional Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
   Appreciation Fund
Tax-Managed Growth and
   Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
   Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative
   Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
   Growth Fund
STAR (TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
Admiral(TM) Intermediate-Term
   Treasury Fund
Admiral(TM) Long-Term
   Treasury Fund
Admiral(TM) Short-Term
   Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term
   Tax-Exempt Fund
Intermediate-Term Bond
   Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term
   Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
   (California, Florida, Massachusetts, New Jersey,
   New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money
   Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
   Funds (California, New Jersey,
   New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director-Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                           JOHN C. BOGLE
           Founder; Chairman and Chief Executive, 1974-1996.

                                                     [SHIP GRAPHIC]
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                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

ABOUT OUR COVER

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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap
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This report is intended for the fund's  shareholders.  It may not be distributed
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fund prospectus.


(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q482 082001

VANGUARD U.S. STOCK INDEX FUNDS
TOTAL STOCK MARKET INDEX FUND
   Statement of Net Assets - June 30, 2001 (unaudited)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, which begin on page 11 of the accompanying report.
     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
 TOTAL STOCK MARKET                                                                                    VALUE*
 INDEX FUND                                                                          SHARES             (000)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
-------------------------------------------------------------------------------------------------------------
  General Electric Co.                                                           17,540,356          855,091
* Microsoft Corp.                                                                 9,504,023          693,793
  Exxon Mobil Corp.                                                               6,122,074          534,762
  Citigroup, Inc.                                                                 8,870,851          468,735
  Pfizer, Inc.                                                                   11,147,616          446,461
* AOL Time Warner Inc.                                                            7,823,829          414,662
  Wal-Mart Stores, Inc.                                                           7,898,273          385,435
  American International Group, Inc.                                              4,120,520          354,364
  International Business Machines Corp.                                           3,095,034          349,738
  Intel Corp.                                                                    11,875,381          347,354
  Johnson & Johnson                                                               5,347,247          267,361
  Merck & Co., Inc.                                                               4,049,033          258,773
  Verizon Communications                                                          4,779,334          255,693
  SBC Communications Inc.                                                         5,965,256          238,967
* Cisco Systems, Inc.                                                            12,924,262          235,221
  Philip Morris Cos., Inc.                                                        3,919,773          198,927
  The Coca-Cola Co.                                                               4,396,815          197,856
  Home Depot, Inc.                                                                4,110,069          191,323
* Oracle Corp.                                                                    9,912,797          188,342
* Berkshire Hathaway Inc. Class A                                                     2,646          183,631
  Bristol-Myers Squibb Co.                                                        3,443,762          180,108
  Bank of America Corp.                                                           2,865,576          172,020
* Viacom Inc. Class B                                                             3,132,936          162,128
  J.P. Morgan Chase & Co.                                                         3,503,841          156,270
  Fannie Mae                                                                      1,779,140          151,493
  Eli Lilly & Co.                                                                 1,988,263          147,130
  The Procter & Gamble Co.                                                        2,292,706          146,274
  Wells Fargo & Co.                                                               3,023,866          140,397
  American Home Products Corp.                                                    2,317,233          135,418
  AT&T Corp.                                                                      6,069,821          133,535
  BellSouth Corp.                                                                 3,311,741          133,363
  Abbott Laboratories                                                             2,737,844          131,443
  Morgan Stanley Dean Witter & Co.                                                1,972,302          126,680
* Dell Computer Corp.                                                             4,586,660          119,940
  PepsiCo, Inc.                                                                   2,583,844          114,205
* EMC Corp.                                                                       3,896,457          113,191
* Amgen, Inc.                                                                     1,842,409          111,796
  The Walt Disney Co.                                                             3,672,567          106,099
  Pharmacia Corp.                                                                 2,297,711          105,579
  Chevron Corp.                                                                   1,133,468          102,578
  Medtronic, Inc.                                                                 2,133,101           98,143
  Hewlett-Packard Co.                                                             3,418,983           97,782
                                       1
-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Texas Instruments, Inc.                                                         3,062,167           96,457
  Schering-Plough Corp.                                                           2,582,146           93,576
  Qwest Communications International Inc.                                         2,934,720           93,529
  American Express Co.                                                            2,348,164           91,108
* Sun Microsystems, Inc.                                                          5,751,565           90,414
  E.I. du Pont de Nemours & Co.                                                   1,839,510           88,737
  Merrill Lynch & Co., Inc.                                                       1,482,251           87,822
  Freddie Mac                                                                     1,227,627           85,933
  The Boeing Co.                                                                  1,532,135           85,186
  Ford Motor Co.                                                                  3,252,121           79,839
  Minnesota Mining & Manufacturing Co.                                              698,430           79,690
* QUALCOMM, Inc.                                                                  1,334,673           78,051
  U.S. Bancorp                                                                    3,402,493           77,542
  FleetBoston Financial Corp.                                                     1,909,936           75,346
  Bank One Corp.                                                                  2,053,362           73,509
* WorldCom, Inc.- WorldCom Group                                                  5,080,966           72,149
* Comcast Corp. Special Class A                                                   1,656,086           71,873
* Applied Materials, Inc.                                                         1,435,136           70,464
  Anheuser-Busch Cos., Inc.                                                       1,593,080           65,634
* Clear Channel Communications, Inc.                                              1,036,175           64,967
  Texaco Inc.                                                                       971,619           64,709
  Enron Corp.                                                                     1,318,479           64,604
  Motorola, Inc.                                                                  3,862,867           63,968
  The Bank of New York Co., Inc.                                                  1,305,954           62,685
  McDonald's Corp.                                                                2,312,848           62,585
  General Motors Corp.                                                              968,484           62,321
  Walgreen Co.                                                                    1,794,865           61,294
  Fifth Third Bancorp                                                             1,015,910           61,004
  United Technologies Corp.                                                         830,288           60,826
  First Union Corp.                                                               1,730,149           60,450
  Alcoa Inc.                                                                      1,525,630           60,109
  Colgate-Palmolive Co.                                                           1,009,336           59,540
  Washington Mutual, Inc.                                                         1,546,198           58,059
  Allstate Corp.                                                                  1,291,588           56,816
  Automatic Data Processing, Inc.                                                 1,120,677           55,697
  Household International, Inc.                                                     830,505           55,394
  Target Corp.                                                                    1,583,296           54,781
  Cardinal Health, Inc.                                                             788,108           54,378
  Gillette Co.                                                                    1,857,815           53,857
  Schlumberger Ltd.                                                               1,011,214           53,239
  Duke Energy Corp.                                                               1,358,686           53,001
  Kimberly-Clark Corp.                                                              941,697           52,640
  Dow Chemical Co.                                                                1,582,895           52,630
  Electronic Data Systems Corp.                                                     824,843           51,552
  Baxter International, Inc.                                                      1,042,422           51,078
  Honeywell International Inc.                                                    1,422,587           49,775
  MBNA Corp.                                                                      1,504,406           49,569
  Lowe's Cos., Inc.                                                                 676,206           49,058
  Marsh & McLennan Cos., Inc.                                                       484,639           48,948
* Veritas Software Corp.                                                            718,745           47,817
  El Paso Corp.                                                                     894,668           47,005
  Compaq Computer Corp.                                                           2,982,534           46,198
  Emerson Electric Co.                                                              757,775           45,844
  First Data Corp.                                                                  696,803           44,769
* Cox Communications, Inc. Class A                                                1,009,897           44,737
  The Gap, Inc.                                                                   1,515,917           43,961
  HCA Inc.                                                                          963,995           43,562
* Micron Technology, Inc.                                                         1,047,935           43,069
* Safeway, Inc.                                                                     888,025           42,624
  Metropolitan Life Insurance Co.                                                 1,348,550           41,777
  American General Corp.                                                            886,967           41,199
* AES Corp.                                                                         937,052           40,339
* Sprint PCS                                                                      1,644,391           39,711
  Mellon Financial Corp.                                                            860,697           39,591
* Siebel Systems, Inc.                                                              797,650           37,409
  Charles Schwab Corp.                                                            2,443,702           37,388
  Lucent Technologies, Inc.                                                       6,006,566           37,240
* Kohl's Corp.                                                                      585,856           36,750
  Computer Associates International, Inc.                                         1,017,843           36,641
  Exelon Corp.                                                                      566,539           36,325
* The Kroger Co.                                                                  1,443,664           36,091
  UnitedHealth Group Inc.                                                           564,928           34,883
  Lehman Brothers Holdings, Inc.                                                    441,871           34,354
  SunTrust Banks, Inc.                                                              523,195           33,892
  ALLTEL Corp.                                                                      552,983           33,875
  Illinois Tool Works, Inc.                                                         534,917           33,859
  Waste Management, Inc.                                                          1,096,468           33,792
  PNC Financial Services Group                                                      510,183           33,564
  Sprint Corp.                                                                    1,559,666           33,313
* Costco Wholesale Corp.                                                            809,521           33,254
  National City Corp.                                                             1,074,535           33,073
* eBay Inc.                                                                         477,213           32,683
  Sysco Corp.                                                                     1,192,199           32,367
  Carnival Corp.                                                                  1,029,881           31,616
  Conoco Inc. Class B                                                             1,086,448           31,397
* General Motors Corp. Class H                                                    1,544,244           31,270
* Gemstar-TV Guide International, Inc.                                              724,753           30,873
  Gannett Co., Inc.                                                                 464,891           30,635
  International Paper Co.                                                           849,043           30,310
  Caterpillar, Inc.                                                                 605,545           30,307
  Providian Financial Corp.                                                         504,879           29,888
  AFLAC, Inc.                                                                       934,374           29,422
* Tenet Healthcare Corp.                                                            569,367           29,373
* Cendant Corp.                                                                   1,504,198           29,331
* JDS Uniphase Corp.                                                              2,303,729           28,796
  The Hartford Financial Services Group Inc.                                        417,340           28,545
  Lockheed Martin Corp.                                                             762,167           28,237
  State Street Corp.                                                                570,015           28,209
                                       2
-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Omnicom Group Inc.                                                                327,478           28,162
  Williams Cos., Inc.                                                               852,506           28,089
  Halliburton Co.                                                                   780,319           27,778
  Southern Co.                                                                    1,194,713           27,776
* Analog Devices, Inc.                                                              633,607           27,403
  General Dynamics Corp.                                                            351,415           27,343
  Corning, Inc.                                                                   1,625,478           27,161
  CVS Corp.                                                                         691,023           26,672
  Dynegy, Inc.                                                                      569,787           26,494
  Wachovia Corp.                                                                    370,070           26,329
  Paychex, Inc.                                                                     657,797           26,311
  American Electric Power Co., Inc.                                                 568,741           26,258
  Sara Lee Corp.                                                                  1,385,782           26,246
* Agilent Technologies, Inc.                                                        803,823           26,123
  BB&T Corp.                                                                        711,632           26,116
  Dominion Resources, Inc.                                                          433,609           26,072
  CIGNA Corp.                                                                       270,729           25,940
  Phillips Petroleum Co.                                                            449,647           25,629
* Maxim Integrated Products, Inc.                                                   574,865           25,414
* PeopleSoft, Inc.                                                                  515,178           25,361
  United Parcel Service, Inc.                                                       436,368           25,221
  Harley-Davidson, Inc.                                                             535,191           25,196
  H.J. Heinz Co.                                                                    613,286           25,076
  Sears, Roebuck & Co.                                                              588,409           24,895
  Linear Technology Corp.                                                           559,419           24,737
  Southwest Airlines Co.                                                          1,336,892           24,718
  Northern Trust Corp.                                                              390,494           24,405
  Eastman Kodak Co.                                                                 522,219           24,376
  Union Pacific Corp.                                                               437,731           24,035
* Xilinx, Inc.                                                                      582,802           24,034
  The Chubb Corp.                                                                   308,398           23,878
  Anadarko Petroleum Corp.                                                          438,068           23,668
* NEXTEL Communications, Inc.                                                     1,343,699           23,514
* Best Buy Co., Inc.                                                                366,938           23,307
  Transocean Sedco Forex Inc.                                                       558,025           23,018
  The McGraw-Hill Cos., Inc.                                                        344,066           22,759
  Loews Corp.                                                                       347,925           22,416
* Concord EFS, Inc.                                                                 425,444           22,126
  Capital One Financial Corp.                                                       368,071           22,083
* Forest Laboratories, Inc.                                                         310,294           22,030
  TXU Corp.                                                                         455,907           21,969
  General Mills, Inc.                                                               500,884           21,928
* CIENA Corp.                                                                       576,722           21,914
  John Hancock Financial Services, Inc.                                             543,448           21,878
  Albertson's, Inc.                                                                 722,847           21,677
* FedEx Corp.                                                                       538,933           21,664
* Genzyme Corp.                                                                     351,926           21,466
  Franklin Resources Corp.                                                          465,359           21,298
  Tribune Co.                                                                       532,288           21,296
* VeriSign, Inc.                                                                    354,789           21,291
* BEA Systems, Inc.                                                                 693,132           21,286
  The Quaker Oats Co.                                                               233,095           21,270
  USA Education Inc.                                                                289,754           21,152
  Weyerhaeuser Co.                                                                  382,997           21,053
  Burlington Northern Santa Fe Corp.                                                693,129           20,912
* Solectron Corp.                                                                 1,140,113           20,864
  Kellogg Co.                                                                       716,397           20,776
* Mirant Corp.                                                                      596,391           20,516
* Altera Corp.                                                                      700,207           20,306
  The Goldman Sachs Group, Inc.                                                     235,836           20,235
  Marriott International, Inc. Class A                                              426,697           20,200
  Masco Corp.                                                                       802,626           20,034
  NIKE, Inc. Class B                                                                475,635           19,972
  Adobe Systems, Inc.                                                               424,388           19,946
  Allergan, Inc.                                                                    232,322           19,864
* Calpine Corp.                                                                     525,412           19,861
* Yahoo!, Inc.                                                                      987,089           19,732
  Baker Hughes, Inc.                                                                586,465           19,647
  KeyCorp                                                                           751,077           19,566
* Guidant Corp.                                                                     542,743           19,539
* Broadcom Corp.                                                                    456,439           19,517
  St. Paul Cos., Inc.                                                               383,381           19,434
  Avon Products, Inc.                                                               419,697           19,424
  Interpublic Group of Cos., Inc.                                                   661,730           19,422
* KLA-Tencor Corp.                                                                  324,956           19,000
  Stryker Corp.                                                                     344,479           18,895
  Campbell Soup Co.                                                                 732,966           18,874
  FPL Group, Inc.                                                                   312,044           18,788
  ConAgra Foods, Inc.                                                               948,108           18,782
  Wrigley, (Wm.) Jr. Co.                                                            398,247           18,658
  McKesson HBOC, Inc.                                                               502,420           18,650
  Pitney Bowes, Inc.                                                                441,082           18,578
  Air Products & Chemicals, Inc.                                                    404,056           18,486
  Public Service Enterprise Group, Inc.                                             373,628           18,270
  Comerica, Inc.                                                                    312,888           18,022
  May Department Stores Co.                                                         525,268           17,996
  Golden West Financial Corp.                                                       278,315           17,879
* IDEC Pharmaceuticals Corp.                                                        263,348           17,826
* MedImmune Inc.                                                                    373,413           17,625
* Juniper Networks, Inc.                                                            565,756           17,595
* Brocade Communications Systems, Inc.                                              399,271           17,564
  Progressive Corp. of Ohio                                                         129,379           17,491
  Lincoln National Corp.                                                            337,937           17,488
* Advanced Micro Devices, Inc.                                                      601,036           17,358
  Equity Office Properties Trust REIT                                               547,073           17,304
  Occidental Petroleum Corp.                                                        650,205           17,289
* Chiron Corp.                                                                      337,256           17,200
  Xcel Energy, Inc.                                                                 600,717           17,090
* Comverse Technology, Inc.                                                         298,161           17,025
* Immunex Corp.                                                                     953,786           16,930

                                       3

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Reliant Energy, Inc.                                                              519,024           16,718
  Raytheon Co.                                                                      619,407           16,445
  Ralston-Ralston Purina Group                                                      545,968           16,390
* Genentech, Inc.                                                                   296,797           16,354
  Progress Energy, Inc.                                                             361,549           16,241
  Becton, Dickinson & Co.                                                           452,996           16,213
  USX-Marathon Group                                                                546,662           16,132
  Aon Corp.                                                                         459,421           16,080
* King Pharmaceuticals, Inc.                                                        297,299           15,980
  Synovus Financial Corp.                                                           505,888           15,875
* Bed Bath & Beyond, Inc.                                                           504,069           15,727
  TJX Cos., Inc.                                                                    493,138           15,716
  Delphi Automotive Systems Corp.                                                   984,740           15,687
  Deere & Co.                                                                       413,180           15,639
  PPG Industries, Inc.                                                              296,190           15,571
* Univision Communications Inc.                                                     363,153           15,536
  SouthTrust Corp.                                                                  597,082           15,524
* USA Networks, Inc.                                                                548,309           15,457
* Starbucks Corp.                                                                   668,099           15,366
  Burlington Resources, Inc.                                                        380,995           15,221
  Biomet, Inc.                                                                      314,669           15,123
  Entergy Corp.                                                                     393,179           15,094
* Lexmark International, Inc.                                                       223,730           15,046
* Federated Department Stores, Inc.                                                 349,623           14,859
  Consolidated Edison Inc.                                                          372,925           14,842
  Hershey Foods Corp.                                                               239,706           14,792
  IMS Health, Inc.                                                                  518,666           14,782
  Unocal Corp.                                                                      428,550           14,635
* Intuit, Inc.                                                                      365,520           14,617
  Archer-Daniels-Midland Co.                                                      1,116,068           14,509
  MBIA, Inc.                                                                        259,683           14,459
* i2 Technologies, Inc.                                                             725,123           14,357
  DTE Energy Co.                                                                    306,613           14,239
  Mattel, Inc.                                                                      751,200           14,213
* Apple Computer, Inc.                                                              610,394           14,192
* Biogen, Inc.                                                                      260,539           14,163
  The Clorox Co.                                                                    415,732           14,073
  PPL Corp.                                                                         255,773           14,068
* Novellus Systems, Inc.                                                            247,487           14,055
* SunGard Data Systems, Inc.                                                        467,730           14,037
* Tellabs, Inc.                                                                     724,043           14,032
  Norfolk Southern Corp.                                                            676,221           13,998
  Danaher Corp.                                                                     249,772           13,987
* Fiserv, Inc.                                                                      218,475           13,978
  Cintas Corp.                                                                      298,091           13,787
  Textron, Inc.                                                                     250,455           13,785
* Cablevision Systems-NY Group A                                                    234,023           13,690
  MGIC Investment Corp.                                                             188,375           13,684
* IVAX Corp.                                                                        350,520           13,670
  UnumProvident Corp.                                                               423,945           13,617
  CSX Corp.                                                                         374,658           13,578
* Millennium Pharmaceuticals, Inc.                                                  381,562           13,576
* Electronic Arts Inc.                                                              234,212           13,561
* EchoStar Communications Corp.                                                     416,443           13,501
  Dover Corp.                                                                       357,684           13,467
  Georgia Pacific Group                                                             397,353           13,450
  Regions Financial Corp.                                                           418,472           13,391
* Human Genome Sciences, Inc.                                                       222,122           13,383
  Equity Residential Properties Trust REIT                                          235,022           13,290
  Jefferson-Pilot Corp.                                                             272,744           13,179
  Stilwell Financial, Inc.                                                          391,374           13,135
  Praxair, Inc.                                                                     279,090           13,117
  Intimate Brands, Inc.                                                             863,135           13,007
* Sanmina Corp.                                                                     551,227           12,904
  M & T Bank Corp.                                                                  170,122           12,844
  Starwood Hotels & Resorts Worldwide, Inc.                                         343,346           12,800
  FirstEnergy Corp.                                                                 396,850           12,763
* Staples, Inc.                                                                     796,765           12,740
* CNA Financial Corp.                                                               322,428           12,720
  Rohm & Haas Co.                                                                   386,595           12,719
  Amerada Hess Corp.                                                                156,462           12,642
  Molex, Inc.                                                                       343,788           12,559
  The Limited, Inc.                                                                 749,062           12,375
  AmSouth Bancorp                                                                   661,982           12,240
  Rockwell International Corp.                                                      320,930           12,234
  Constellation Energy Group                                                        286,749           12,216
  J.C. Penney Co., Inc.                                                             462,781           12,199
* Quest Diagnostics, Inc.                                                           162,594           12,170
* Boston Scientific Corp.                                                           713,194           12,124
  Coca-Cola Enterprises, Inc.                                                       735,167           12,020
  New York Times Co. Class A                                                        285,288           11,982
  Northrop Grumman Corp.                                                            149,489           11,974
  Devon Energy Corp.                                                                226,379           11,885
* LSI Logic Corp.                                                                   630,452           11,852
  Tosco Corp.                                                                       268,997           11,849
  Newell Rubbermaid, Inc.                                                           469,049           11,773
* Charter Communications, Inc.                                                      503,426           11,755
  Charter One Financial                                                             365,836           11,670
  Ingersoll-Rand Co.                                                                283,173           11,667
* Sabre Holdings Corp.                                                              231,665           11,583
* DST Systems, Inc.                                                                 219,724           11,579
  Scientific-Atlanta, Inc.                                                          284,709           11,559
* NVIDIA Corp.                                                                      123,624           11,466
* Watson Pharmaceuticals, Inc.                                                      184,053           11,345
* Citrix Systems, Inc.                                                              324,982           11,342
  Dollar General Corp.                                                              581,579           11,341
  Xerox Corp.                                                                     1,184,287           11,334
* Tricon Global Restaurants, Inc.                                                   257,301           11,296
  Telephone & Data  Systems, Inc.                                                   103,480           11,253
  Cincinnati Financial Corp.                                                        283,036           11,180
  Bear Stearns Co., Inc.                                                            188,159           11,096
                                       4
-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Adelphia Communications Corp. Class A                                             269,907           11,066
* Atmel Corp.                                                                       820,034           11,062
  Apache Corp.                                                                      217,925           11,060
  Johnson Controls, Inc.                                                            152,132           11,025
  Kerr-McGee Corp.                                                                  165,673           10,979
* TMP Worldwide, Inc.                                                               185,043           10,938
* HEALTHSOUTH Corp.                                                                 679,572           10,853
  AMBAC Financial Group Inc.                                                        185,807           10,814
  Union Planters Corp.                                                              244,675           10,668
  Fortune Brands, Inc.                                                              272,891           10,468
* QLogic Corp.                                                                      162,338           10,463
  Allegheny Energy, Inc.                                                            216,162           10,430
* Jabil Circuit, Inc.                                                               336,546           10,386
* Wellpoint Health Networks Inc. Class A                                            109,933           10,360
  H & R Block, Inc.                                                                 160,262           10,345
* Openwave Systems Inc.                                                             297,348           10,318
  Ameren Corp.                                                                      241,433           10,309
* Computer Sciences Corp.                                                           296,603           10,262
* Teradyne, Inc.                                                                    307,039           10,163
  The Pepsi Bottling Group, Inc.                                                    253,324           10,158
  Kinder Morgan, Inc.                                                               201,337           10,117
* Rational Software Corp.                                                           357,867           10,038
  RadioShack Corp.                                                                  327,938           10,002
  Applera Corp-Applied Biosystems Group                                             371,135            9,928
  Avery Dennison Corp.                                                              194,230            9,915
  Sempra Energy                                                                     360,799            9,864
  R.J. Reynolds Tobacco Holdings, Inc.                                              179,564            9,804
  NiSource, Inc.                                                                    358,580            9,800
* Kmart Corp.                                                                       852,618            9,780
  Cinergy Corp.                                                                     279,158            9,757
  Marshall & Ilsley Corp.                                                           180,998            9,756
* BMC Software, Inc.                                                                429,714            9,686
* Convergys Corp.                                                                   320,060            9,682
* Gilead Sciences, Inc.                                                             165,657            9,640
* Nabors Industries, Inc.                                                           258,752            9,626
* AMR Corp.                                                                         265,875            9,606
* PanAmSat Corp.                                                                    247,053            9,605
  E.W. Scripps Co. Class A                                                          139,126            9,600
  Washington Post Co. Class B                                                        16,713            9,593
* Agere Systems Inc.                                                              1,278,836            9,591
  Genuine Parts Co.                                                                 304,455            9,590
* Kraft Foods Inc.                                                                  308,950            9,577
  Vulcan Materials Co.                                                              177,669            9,550
  Delta Air Lines, Inc.                                                             216,292            9,534
  Willamette Industries, Inc.                                                       192,158            9,512
* Laboratory Corp. of America Holdings                                              123,254            9,478
  Total System Services, Inc.                                                       333,208            9,463
  Estee Lauder Cos. Class A                                                         219,302            9,452
* Andrx Corp.-Andrx Group                                                           122,685            9,447
  Moody's Corp.                                                                     281,772            9,439
  Countrywide Credit Industries, Inc.                                               204,804            9,396
  UnionBanCal Corp.                                                                 278,579            9,388
  Zions Bancorp                                                                     159,064            9,385
* Gateway, Inc.                                                                     568,039            9,344
* BroadWing Inc.                                                                    380,072            9,293
* Weatherford International, Inc.                                                   193,352            9,281
  Tiffany & Co.                                                                     256,151            9,278
  Dow Jones & Co., Inc.                                                             153,671            9,176
  Ecolab, Inc.                                                                      223,455            9,155
  Equifax, Inc.                                                                     249,164            9,139
* Jones Apparel Group, Inc.                                                         209,892            9,067
  SEI Corp.                                                                         190,817            9,045
* Compuware Corp.                                                                   646,392            9,043
* ADC Telecommunications, Inc.                                                    1,369,936            9,042
* Applied Micro Circuits Corp.                                                      525,394            9,037
  Simon Property Group, Inc. REIT                                                   301,429            9,034
* Health Management Associates Class A                                              428,087            9,007
* St. Jude Medical, Inc.                                                            149,269            8,956
  TRW, Inc.                                                                         218,383            8,954
* Amazon.com, Inc.                                                                  631,832            8,940
  North Fork Bancorp, Inc.                                                          288,039            8,929
  Torchmark Corp.                                                                   221,969            8,925
* National Semiconductor Corp.                                                      305,907            8,908
  National Commerce Financial Corp.                                                 361,374            8,807
* U.S. Cellular Corp.                                                               151,454            8,731
  Parker Hannifin Corp.                                                             205,122            8,705
* Metro-Goldwyn-Mayer Inc.                                                          383,775            8,693
* Fox Entertainment Group, Inc. Class A                                             310,641            8,667
  KeySpan Corp.                                                                     236,927            8,643
* Toys R Us, Inc.                                                                   347,204            8,593
* SPX Corp.                                                                         68,513             8,576
  Symbol Technologies, Inc.                                                         386,245            8,575
* Apollo Group, Inc. Class A                                                        201,081            8,536
* Mercury Interactive Corp.                                                         142,036            8,508
  Eaton Corp.                                                                       120,493            8,447
* MGM Mirage, Inc.                                                                  280,285            8,397
* Sonus Networks, Inc.                                                              356,922            8,338
  UST, Inc.                                                                         286,599            8,271
* BJ Services Co.                                                                   288,756            8,195
* Unisys Corp.                                                                      554,839            8,162
* International Game Technology                                                     129,373            8,097
* Cadence Design Systems, Inc.                                                      432,273            8,053
* Peregrine Systems, Inc.                                                           276,358            8,014
  T. Rowe Price Group Inc.                                                          213,972            8,000
* NCR Corp.                                                                         169,160            7,951
  Popular, Inc.                                                                     240,256            7,914
* Conseco Inc.                                                                      579,000            7,903
  First Tennessee National Corp.                                                    226,444            7,860
                                       5
-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Microchip Technology, Inc.                                                        229,327            7,854
  The Goodyear Tire & Rubber Co.                                                    279,260            7,819
* Robert Half International, Inc.                                                   311,952            7,764
  Diamond Offshore Drilling, Inc.                                                   234,795            7,760
* Noble Drilling Corp.                                                              236,909            7,759
* Abercrombie & Fitch Co.                                                           173,816            7,735
* Network Appliance, Inc.                                                           563,859            7,725
  Family Dollar Stores, Inc.                                                        301,348            7,724
* RF Micro Devices, Inc.                                                            287,748            7,712
  Brown-Forman Corp. Class B                                                        120,428            7,700
  Knight Ridder                                                                     129,439            7,676
  PG&E Corp.                                                                        680,974            7,627
  Leggett & Platt, Inc.                                                             346,052            7,624
  Hilton Hotels Corp.                                                               650,193            7,542
  GPU, Inc.                                                                         214,064            7,524
* Express Scripts                                                                   136,676            7,521
  Dime Bancorp, Inc.                                                                201,710            7,514
* AutoZone Inc.                                                                     200,228            7,509
  Royal Caribbean Cruises, Ltd.                                                     339,034            7,496
  Harcourt General, Inc.                                                            128,771            7,493
  CenturyTel, Inc.                                                                  247,263            7,492
* Cabletron Systems, Inc.                                                           324,837            7,423
* American Standard Cos., Inc.                                                      122,044            7,335
  Golden State Bancorp Inc.                                                         238,085            7,333
  Whirlpool Corp.                                                                   117,090            7,318
* AmeriCredit Corp.                                                                 140,797            7,314
  EOG Resources, Inc.                                                               205,600            7,309
  VF Corp.                                                                          200,166            7,282
* Harrah's Entertainment, Inc.                                                      205,346            7,249
  Ultramar Diamond Shamrock Corp.                                                   152,948            7,227
  Huntington Bancshares Inc.                                                        441,258            7,215
* AutoNation, Inc.                                                                  620,138            7,194
  TECO Energy, Inc.                                                                 235,411            7,180
  Transatlantic Holdings, Inc.                                                       58,226            7,133
  Spieker Properties, Inc. REIT                                                     118,516            7,105
* Westwood One, Inc.                                                                192,562            7,096
  Pinnacle West Capital Corp.                                                       148,910            7,058
* Vitesse Semiconductor Corp.                                                       335,185            7,052
* Thermo Electron Corp.                                                             317,577            6,993
  ProLogis Trust REIT                                                               306,043            6,953
* Smurfit-Stone Container Corp.                                                     428,471            6,941
  PACCAR, Inc.                                                                      134,939            6,939
  Goodrich Corp                                                                     180,629            6,860
  ITT Industries, Inc.                                                              154,537            6,838
  Green Point Financial Corp.                                                       177,724            6,825
* Avaya Inc.                                                                        497,254            6,812
* Abgenix, Inc.                                                                     151,244            6,806
  W.W. Grainger, Inc.                                                               165,124            6,797
* BJ's Wholesale Club, Inc.                                                         127,419            6,786
* ONI Sytems Corp.                                                                  239,935            6,694
  Nucor Corp.                                                                       136,884            6,692
* Caremark Rx, Inc.                                                                 405,899            6,677
  SAFECO Corp.                                                                      225,140            6,642
* HomeStore.com, Inc.                                                               189,607            6,629
* Invitrogen Corp.                                                                   92,205            6,620
* Protein Design Labs, Inc.                                                          76,266            6,617
  Federated Investors, Inc.                                                         204,931            6,599
  Radian Group, Inc.                                                                162,798            6,585
* SCI Systems, Inc.                                                                 257,428            6,564
* Parametric Technology Corp.                                                       468,879            6,560
* American Tower Corp. Class A                                                      317,331            6,559
  TCF Financial Corp.                                                               141,386            6,548
* Aetna Inc.                                                                        253,040            6,546
  Circuit City Stores, Inc.                                                         362,934            6,533
  DPL Inc.                                                                          224,776            6,510
  Cooper Industries, Inc.                                                            64,259            6,503
* Allied Waste Industries, Inc.                                                     347,202            6,486
  Boston Properties, Inc. REIT                                                      158,374            6,477
  Winn-Dixie Stores, Inc.                                                           247,162            6,458
  AVX Corp.                                                                         307,331            6,454
  Eastman Chemical Co.                                                              135,273            6,443
  Newmont Mining Corp.                                                              345,102            6,422
* LAM Research Corp.                                                                216,212            6,411
  Edison International                                                              574,683            6,408
  CMS Energy Corp.                                                                  230,044            6,407
  A.G. Edwards & Sons, Inc.                                                         141,077            6,348
* Park Place Entertainment                                                          523,190            6,331
* Affiliated Computer Services, Inc. Class A                                         87,956            6,325
  ServiceMaster Co.                                                                 527,078            6,325
  The Stanley Works                                                                 150,869            6,317
  R.R. Donnelley & Sons Co.                                                         212,442            6,310
* Lamar Advertising Co. Class A                                                     142,978            6,291
  Sherwin-Williams Co.                                                              283,187            6,287
* Waters Corp.                                                                      227,439            6,280
  Hillenbrand Industries, Inc.                                                      109,891            6,276
* ImClone Systems, Inc.                                                             118,353            6,249
  Public Storage, Inc. REIT                                                         209,890            6,223
  Apartment Investment & Management Co. Class A REIT                                129,084            6,222
  Mylan Laboratories, Inc.                                                          220,371            6,199
* Crown Castle International Corp.                                                  376,111            6,168
* TeleCorp PCS, Inc.                                                                316,313            6,127
* CDW Computer Centers, Inc.                                                        153,497            6,095
* Cephalon, Inc.                                                                     86,293            6,084
  Fluor Corp.                                                                       134,615            6,078
  Dana Corp.                                                                        260,221            6,074
* Rite Aid Corp.                                                                    673,722            6,063
* Finisar Corp.                                                                     323,962            6,052
* Palm, Inc.                                                                        996,385            6,048
* Emulex Corp.                                                                      149,027            6,021
  Old Republic International Corp.                                                  207,254            6,010
* Citizens Communications Co.                                                       497,285            5,982

                                       6

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Integrated Device Technology Inc.                                                 188,467            5,973
  Vornado Realty Trust REIT                                                         152,814            5,966
* Republic Services, Inc. Class A                                                   300,261            5,960
* ICOS Corp.                                                                         93,067            5,956
* BISYS Group, Inc.                                                                 100,870            5,951
* Macrovision Corp.                                                                  86,817            5,947
  Hormel Foods Corp.                                                                243,792            5,934
  UtiliCorp United, Inc.                                                            194,173            5,932
* Amkor Technology, Inc.                                                            268,305            5,930
  Darden Restaurants Inc.                                                           211,199            5,892
  Engelhard Corp.                                                                   228,459            5,892
  Santa Fe International Corp.                                                      203,146            5,891
* Extreme Networks, Inc.                                                            199,272            5,879
* NTL Inc.                                                                          485,940            5,856
  Murphy Oil Corp.                                                                   79,315            5,838
  Neuberger Berman Inc.                                                              85,853            5,838
* Quest Software, Inc.                                                              154,259            5,823
* Symantec Corp.                                                                    133,290            5,823
* Global Marine, Inc.                                                               310,011            5,776
  Banknorth Group, Inc.                                                             254,744            5,770
  Compass Bancshares Inc.                                                           217,718            5,770
  Phelps Dodge Corp.                                                                138,466            5,746
* Manor Care, Inc.                                                                  180,208            5,722
  American Water Works Co., Inc.                                                    173,182            5,710
  ENSCO International, Inc.                                                         243,702            5,703
  Duke Realty Corp                                                                  227,334            5,649
  The PMI Group Inc.                                                                 77,479            5,630
  Sovereign Bancorp, Inc.                                                           432,967            5,629
  Black & Decker Corp.                                                              142,068            5,606
* L-3 Communications Holdings, Inc.                                                  73,193            5,585
* Vishay Intertechnology, Inc.                                                      242,660            5,581
  Avalonbay Communities, Inc. REIT                                                  119,350            5,580
* Lincare Holdings, Inc.                                                            184,138            5,526
* Cypress Semiconductor Corp.                                                       231,327            5,517
  Archstone Communities Trust REIT                                                  212,841            5,487
* Hispanic Broadcasting Corp.                                                       191,164            5,484
  Sunoco, Inc.                                                                      149,252            5,467
* Office Depot, Inc.                                                                525,556            5,455
* MiniMed, Inc.                                                                     113,540            5,450
  Legg Mason Inc.                                                                   109,076            5,428
  Expeditors International of Washington, Inc.                                       90,202            5,412
* Sepracor Inc.                                                                     135,919            5,410
* AmeriSource Health Corp.                                                           97,742            5,405
* American Power Conversion Corp.                                                   342,601            5,396
  BHC Communications, Inc. Class A                                                   38,691            5,378
* Western Wireless Corp. Class A                                                    124,994            5,375
  Allmerica Financial Corp.                                                          93,279            5,364
  Sigma-Aldrich Corp.                                                               138,322            5,342
* CSG Systems International, Inc.                                                    91,858            5,328
* Smith International, Inc.                                                          88,715            5,314
  Avnet, Inc.                                                                       236,510            5,303
* Cooper Cameron Corp.                                                               94,942            5,298
  Kimco Realty Corp. REIT                                                           111,809            5,294
* Dollar Tree Stores, Inc.                                                          189,865            5,286
  Northeast Utilities                                                               252,174            5,233
  SCANA Corp.                                                                       184,222            5,232
  Crescent Real Estate, Inc. REIT                                                   212,610            5,224
* Synopsys, Inc.                                                                    107,251            5,190
  Reader's Digest Assn., Inc. Class A                                               179,673            5,166
  Host Marriott Corp. REIT                                                          411,092            5,147
* Vertex Pharmaceuticals, Inc.                                                      103,947            5,145
  Ocean Energy, Inc.                                                                294,712            5,143
* Quintiles Transnational Corp.                                                     203,364            5,135
* Micrel, Inc.                                                                      154,935            5,113
  Wendy's International, Inc.                                                       199,712            5,101
  C.R. Bard, Inc.                                                                    89,467            5,095
  Galileo International, Inc.                                                       156,560            5,088
  Pall Corp.                                                                        216,244            5,088
  Millipore Corp.                                                                    81,727            5,065
  Wisconsin Energy Corp.                                                            212,860            5,060
  McCormick & Co., Inc.                                                             120,271            5,054
  The Timber Co.                                                                    141,312            5,052
* Continental Airlines, Inc. Class B                                                101,874            5,017
* Niagara Mohawk Holdings Inc.                                                      281,406            4,978
* McLeodUSA, Inc. Class A                                                         1,081,715            4,965
  Hibernia Corp. Class A                                                            278,267            4,953
* Oxford Health Plan                                                                172,624            4,937
* Ceridian Corp.                                                                    256,955            4,926
  Ashland, Inc.                                                                     122,223            4,901
  PerkinElmer, Inc.                                                                 175,738            4,838
  Talbots Inc.                                                                      110,443            4,832
  Astoria Financial Corp.                                                            87,837            4,831
  Jack Henry & Associates                                                           155,140            4,809
  Mercantile Bankshares Corp.                                                       122,322            4,786
* Universal Health Services Class B                                                 104,744            4,766
* Triad Hospitals, Inc.                                                             160,983            4,744
  The Mead Corp.                                                                    174,013            4,723
* CheckFree Corp.                                                                   134,496            4,717
* Sealed Air Corp.                                                                  126,008            4,694
* Sicor, Inc.                                                                       202,783            4,684
  Waddell & Reed Financial, Inc.                                                    147,053            4,669
  IBP, Inc.                                                                         184,318            4,654
* Cytyc Corp.                                                                       201,554            4,646
  Lennar Corp.                                                                      111,042            4,630
* Infonet Services Corp.                                                            544,108            4,625
* Enzon, Inc.                                                                        73,789            4,612
* Lattice Semiconductor Corp.                                                       188,905            4,609
  Temple-Inland Inc.                                                                 86,188            4,593

                                       7

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Bergen Brunswig Corp. Class A                                                     238,409            4,582
* Apogent Technologies Inc.                                                         185,834            4,572
  Liz Claiborne, Inc.                                                                90,596            4,571
  Unitrin, Inc.                                                                     119,042            4,571
* Brinker International, Inc.                                                       174,883            4,521
* ChoicePoint Inc.                                                                  107,465            4,519
* Nextel Partners, Inc.                                                             290,720            4,512
* Tektronix, Inc.                                                                   165,677            4,498
  Hudson City Bancorp, Inc.                                                         194,219            4,485
* Community Health Systems, Inc.                                                    152,013            4,484
* Sycamore Networks, Inc.                                                           480,901            4,482
  ICN Pharmaceuticals, Inc.                                                         140,525            4,457
* Devry, Inc.                                                                       123,039            4,444
* Barnes & Noble, Inc.                                                              112,670            4,434
* TIBCO Software Inc.                                                               345,168            4,408
* WebMD Corporation                                                                 628,097            4,397
* Barr Labs Inc.                                                                     62,410            4,394
* Iron Mountain, Inc.                                                                97,806            4,386
  Nordstrom, Inc.                                                                   236,306            4,383
* Intersil Corp.                                                                    120,224            4,376
  Hasbro, Inc.                                                                      301,206            4,352
* Chris-Craft Industries, Inc.                                                       60,944            4,351
  Sonoco Products Co.                                                               174,484            4,341
  Energy East Corp.                                                                 207,266            4,334
  iStar Financial Inc.                                                              153,655            4,333
* American Eagle Outfitters, Inc.                                                   122,928            4,332
  International Flavors & Fragrances, Inc.                                          172,397            4,332
  Eaton Vance Corp.                                                                 124,419            4,330
  Viad Corp.                                                                        162,754            4,297
  Investors Financial Services Corp.                                                 64,072            4,293
  Westvaco Corp.                                                                    176,645            4,291
* KPMG Consulting Inc.                                                              277,181            4,255
  Visteon Corp.                                                                     230,996            4,246
* Trigon Healthcare, Inc.                                                            65,465            4,245
  Beckman Coulter, Inc.                                                             103,980            4,242
* Entercom Communications Corp.                                                      78,999            4,235
  Centex Corp.                                                                      103,751            4,228
  Cabot Corp.                                                                       117,066            4,217
  Associated Banc-Corp.                                                             116,930            4,208
* Arrow Electronics, Inc.                                                           172,781            4,197
* Foundry Networks, Inc.                                                            208,666            4,169
* Triton PCS, Inc.                                                                  101,661            4,168
* Columbia Sportswear Co.                                                            81,729            4,167
  The St. Joe Co.                                                                   154,960            4,165
  Alberto-Culver Co. Class B                                                         98,821            4,154
  BancWest Corp.                                                                    120,667            4,151
* Applera Corp.-Celera Genomics Group                                               104,066            4,127
  C.H. Robinson Worldwide, Inc.                                                     147,830            4,123
  Potomac Electric Power Co.                                                        196,516            4,111
  Fastenal Co.                                                                       66,251            4,106
* Varian Medical Systems, Inc.                                                       57,136            4,085
  Commerce Bancshares, Inc.                                                         110,639            4,083
  FirstMerit Corp.                                                                  154,351            4,075
  SuperValu Inc.                                                                    231,873            4,069
  Alliant Energy Corp.                                                              139,427            4,064
  Mitchell Energy & Development Corp. Class A                                        87,767            4,059
* First Health Group Corp.                                                          168,260            4,058
  Martin Marietta Materials, Inc.                                                    81,706            4,044
  Tidewater Inc.                                                                    107,015            4,034
  DENTSPLY International Inc.                                                        90,891            4,031
* Fairchild Semiconductor Corp.                                                     174,981            4,025
  Diebold, Inc.                                                                     125,175            4,024
  Wesco Financial Corp.                                                              11,544            4,016
  Lafarge Corp.                                                                     119,511            4,005
* Retek Inc.                                                                         83,249            3,991
  NSTAR                                                                              93,609            3,984
  Manpower Inc.                                                                     133,224            3,983
* Expedia Inc.                                                                       85,132            3,967
  Puget Energy, Inc.                                                                151,080            3,958
  Bowater Inc.                                                                       88,414            3,956
* Dun & Bradstreet Corp.                                                            139,816            3,943
  Valero Energy Corp.                                                               107,103            3,939
  Maytag Corp.                                                                      134,529            3,936
* Lear Corp.                                                                        112,322            3,920
  Protective Life Corp.                                                             113,931            3,916
* Patterson Dental Co.                                                              118,598            3,914
  Valley National Bancorp                                                           137,839            3,908
  International Speedway Corp.                                                       92,956            3,904
* Orion Power Holdings, Inc.                                                        163,779            3,900
  White Mountains Insurance Group Inc.                                               10,366            3,900
* Outback Steakhouse                                                                135,017            3,888
  AMB Property Corp. REIT                                                           149,551            3,852
* Williams-Sonoma, Inc.                                                              99,176            3,850
  Commerce Bancorp, Inc.                                                             54,871            3,846
  First Virginia Banks, Inc.                                                         81,361            3,834
* Smithfield Foods, Inc.                                                             95,028            3,830
* Vignette Corp.                                                                    431,637            3,829
* Celgene Corp.                                                                     131,938            3,806
* Conexant Systems, Inc.                                                            424,816            3,802
  Equitable Resources, Inc.                                                         113,892            3,794
* National-Oilwell, Inc.                                                            141,512            3,793
* Northwest Airlines Corp. Class A                                                  149,903            3,785
  Clayton Homes Inc.                                                                240,278            3,777
  Newport News Shipbuilding Inc.                                                     61,564            3,771
* Krispy Kreme Doughnuts, Inc.                                                       93,972            3,759
* Health Net Inc.                                                                   215,490            3,750
  Belo Corp. Class A                                                                198,373            3,737
* Venator Group, Inc.                                                               244,279            3,737
  Metris Cos., Inc.                                                                 110,842            3,736
  Bemis Co., Inc.                                                                    92,904            3,732
                                       8


-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Allied Capital Corp.                                                              160,826            3,723
* International Rectifier Corp.                                                     109,156            3,722
* Pactiv Corp.                                                                      276,813            3,709
  PepsiAmericas, Inc.                                                               278,801            3,708
  Autodesk, Inc.                                                                     99,276            3,703
  City National Corp.                                                                83,379            3,693
* Mandalay Resort Group                                                             134,533            3,686
  Brunswick Corp.                                                                   153,097            3,679
* Energizer Holdings, Inc.                                                          160,080            3,674
  MDU Resources Group, Inc.                                                         115,990            3,670
  Liberty Property Trust REIT                                                       123,847            3,666
* Rowan Cos., Inc.                                                                  165,794            3,664
* Jacobs Engineering Group Inc.                                                      56,073            3,658
* FMC Corp.                                                                          53,313            3,655
* Internet Security Systems, Inc.                                                    75,130            3,648
* Gentex Corp.                                                                      130,509            3,637
  Deluxe Corp.                                                                      125,744            3,634
  General Growth Properties Inc. REIT                                                92,255            3,631
* E*TRADE Group, Inc.                                                               561,263            3,620
  Tyson Foods, Inc.                                                                 391,098            3,602
* Micromuse Inc.                                                                    128,562            3,598
  Pacific Century Financial Corp.                                                   139,520            3,598
* Nova Corp. (Georgia)                                                              114,319            3,595
  National Fuel Gas Co.                                                              68,922            3,583
* Riverstone Networks, Inc.                                                         180,021            3,581
  Arthur J. Gallagher & Co.                                                         137,346            3,571
  Homestake Mining Co.                                                              460,666            3,570
* Pharmaceutical Product Development, Inc.                                          116,877            3,566
  Wilmington Trust Corp.                                                             56,662            3,550
* Level 3 Communications, Inc.                                                      646,309            3,548
  The MONY Group Inc.                                                                88,070            3,534
  American Financial Group, Inc.                                                    116,616            3,533
  Boise Cascade Corp.                                                               100,455            3,533
* Semtech Corp.                                                                     117,656            3,530
* Alkermes, Inc.                                                                    100,450            3,526
  Reynolds & Reynolds Class A                                                       160,510            3,523
  Questar Corp.                                                                     142,090            3,518
* Apria Healthcare                                                                  121,401            3,502
  CONSOL Energy, Inc.                                                               138,366            3,501
  Noble Affiliates, Inc.                                                             98,771            3,492
  CarrAmerica Realty Corp. REIT                                                     113,711            3,468
  American National Insurance Co.                                                    46,288            3,460
  Rouse Co. REIT                                                                    120,043            3,439
* Pixar, Inc.                                                                        84,144            3,433
* Hanover Compressor Co.                                                            103,332            3,419
* Advent Software, Inc.                                                              53,780            3,415
  Ross Stores, Inc.                                                                 142,583            3,415
  Bausch & Lomb, Inc.                                                                93,672            3,395
* McDATA Corp. Class A                                                              192,866            3,385
  Precision Castparts Corp.                                                          90,362            3,381
* Tellium, Inc.                                                                     185,331            3,373
* Cree, Inc.                                                                        128,601            3,362
  Conectiv, Inc.                                                                    155,346            3,355
  Plum Creek Timber Company Inc.                                                    119,321            3,353
  Tootsie Roll Industries, Inc.                                                      86,932            3,350
* Valassis Communications, Inc.                                                      93,499            3,347
  GATX Corp.                                                                         83,357            3,343
  Doral Financial Corp.                                                              97,280            3,337
* LifePoint Hospitals, Inc.                                                          75,215            3,331
* Grant Prideco, Inc.                                                               189,882            3,321
* Polycom, Inc.                                                                     143,812            3,321
  Mercury General Corp.                                                              94,655            3,310
* ResMed Inc.                                                                        65,485            3,310
* SanDisk Corp.                                                                     118,511            3,305
  Health Care Properties Investors REIT                                              96,034            3,304
* RealNetworks, Inc.                                                                280,792            3,299
* AdvancePCS                                                                         51,433            3,294
  Crane Co.                                                                         106,266            3,294
  Fidelity National Financial, Inc.                                                 134,048            3,294
  UAL Corp.                                                                          93,723            3,294
  Erie Indemnity Co. Class A                                                        110,511            3,288
  Skywest, Inc.                                                                     116,998            3,276
* WorldCom, Inc.-MCI Group                                                          203,118            3,270
  Reinsurance Group of America, Inc.                                                 86,173            3,266
  Omnicare, Inc.                                                                    161,508            3,262
  Adolph Coors Co. Class B                                                           64,869            3,255
  Heller Financial, Inc.                                                             81,206            3,248
  Herman Miller, Inc.                                                               134,156            3,247
* Hearst-Argyle Television Inc.                                                     161,892            3,238
* Earthlink, Inc.                                                                   229,361            3,234
* RSA Security Inc.                                                                 104,105            3,222
* Reebok International Ltd.                                                         100,715            3,218
* Mohawk Industries, Inc.                                                            91,323            3,215
* Priceline.com Inc.                                                                355,027            3,213
* United Rentals, Inc.                                                              123,661            3,209
  New York Community Bancorp, Inc.                                                   85,063            3,203
  Allete, Inc                                                                       141,941            3,194
* Cirrus Logic                                                                      138,550            3,191
* OSI Pharmaceuticals, Inc.                                                          60,486            3,181
* Six Flags, Inc.                                                                   151,146            3,180
* Service Corp. International                                                       499,564            3,177
* Timberland Co.                                                                     80,416            3,177
* DoubleClick Inc.                                                                  227,292            3,173
* Security Capital Group Inc. REIT Class B                                          147,649            3,160
  Lyondell Chemical Co.                                                             205,231            3,156
* Cerner Corp.                                                                       74,995            3,150
  Fair Issac & Co.                                                                   50,910            3,147
  Meredith Corp.                                                                     87,683            3,140
* Novell, Inc.                                                                      551,642            3,139
  AK Steel Corp.                                                                    250,261            3,138
* Barrett Resources Corp.                                                            53,153            3,136
  Leucadia National Corp.                                                            96,519            3,132

                                      9

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  John Nuveen Co. Class A                                                            55,252            3,130
  USX-U.S. Steel Group                                                              155,300            3,129
* Tech Data Corp.                                                                    93,571            3,122
* CNET Networks, Inc.                                                               240,012            3,120
  Harris Corp.                                                                      114,650            3,120
* Perot Systems Corp.                                                               172,327            3,119
* Covance, Inc.                                                                     137,639            3,118
  NICOR, Inc.                                                                        79,810            3,111
* Catellus Development Corp.                                                        177,771            3,102
  The McClatchy Co. Class A                                                          78,965            3,088
* Borders Group, Inc.                                                               137,576            3,082
* TriQuint Semiconductor, Inc.                                                      136,952            3,081
* Renaissance Learning, Inc.                                                         60,862            3,079
* WFS Financial, Inc.                                                               100,040            3,076
  OGE Energy Corp.                                                                  135,966            3,074
* Aviron                                                                             53,907            3,073
* Varco International, Inc.                                                         164,882            3,068
* Interwoven, Inc.                                                                  180,969            3,058
  Cullen/Frost Bankers, Inc.                                                         90,186            3,053
* THQ Inc.                                                                           51,192            3,053
  Houghton Mifflin Co.                                                               50,898            3,050
  Valspar Corp.                                                                      85,797            3,046
  Pulte Homes, Inc.                                                                  71,309            3,040
* KEMET Corp.                                                                       152,873            3,028
  Forest City Enterprise Class A                                                     55,014            3,026
* CuraGen Corp.                                                                      83,101            3,025
* Network Associates, Inc.                                                          242,096            3,014
* Medarex, Inc.                                                                     127,480            2,996
  D. R. Horton, Inc.                                                                131,793            2,992
* Allegiance Telecom, Inc.                                                          199,471            2,990
* Markel Corp.                                                                       15,207            2,988
* Sybase, Inc.                                                                      181,473            2,985
  Arden Realty Group, Inc. REIT                                                     111,436            2,975
* Capstone Turbine Corp.                                                            134,685            2,975
* Catalina Marketing Corp.                                                           96,991            2,959
* O'Reilly Automotive, Inc.                                                         102,919            2,954
* Manugistics Group, Inc.                                                           117,381            2,946
* Amphenol Corp.                                                                     73,544            2,945
* Advanced Fibre Communications, Inc.                                               140,051            2,941
* Indymac Bancorp, Inc. REIT                                                        109,649            2,939
  Teleflex Inc.                                                                      66,770            2,938
* DaVita, Inc.                                                                      144,425            2,936
* Pioneer Natural Resources Co.                                                     171,816            2,929
  Harte-Hanks, Inc.                                                                 118,155            2,926
* Navistar International Corp.                                                      103,985            2,925
* Edwards Lifesciences Corp.                                                        110,816            2,921
* Humana, Inc.                                                                      296,192            2,917
* Stone Energy Corp.                                                                 65,765            2,913
* Constellation Brands, Inc. Class A                                                 71,014            2,912
* NetIQ Corp.                                                                        92,874            2,906
* Cor Therapeutics, Inc.                                                             95,222            2,904
  Pentair, Inc.                                                                      85,649            2,895
  XTO Energy, Inc                                                                   201,509            2,892
* Informix Corp.                                                                    493,339            2,881
* Packaging Corp. of America                                                        185,537            2,881
* National Instruments Corp.                                                         88,677            2,878
* Coach, Inc.                                                                        75,598            2,877
* GTech Holdings Corp.                                                               80,965            2,875
* Alliance Gaming Corp.                                                              73,141            2,872
* Shaw Group, Inc.                                                                   71,599            2,871
* Labranche & Co. Inc.                                                               98,798            2,865
* CEC Entertainment Inc.                                                             57,967            2,861
  Mack-Cali Realty Corp. REIT                                                       100,340            2,858
* US Airways Group, Inc.                                                            117,462            2,854
* Henry Schein, Inc.                                                                 74,556            2,852
* 3Com Corp.                                                                        598,476            2,843
  Roslyn Bancorp, Inc.                                                              107,807            2,835
  Lubrizol Corp.                                                                     91,002            2,826
* Borland Software Corp.                                                            180,979            2,823
* Copart, Inc.                                                                       96,386            2,819
* SonicWALL, Inc.                                                                   111,763            2,818
  Arch Coal, Inc.                                                                   108,804            2,815
  Hospitality Properties Trust REIT                                                  98,683            2,812
  Provident Financial Group, Inc.                                                    85,388            2,811
* Medicis Pharmaceutical Corp.                                                       52,991            2,809
  Colonial BancGroup, Inc.                                                          195,285            2,808
* Tekelec                                                                           103,520            2,805
  Webster Financial Corp.                                                            85,555            2,804
* Electronics for Imaging, Inc.                                                      94,995            2,802
  Cummins Inc.                                                                       72,335            2,799
  Hubbell Inc. Class B                                                               95,930            2,782
* FEI Co.                                                                            67,835            2,781
  Old National Bancorp                                                              105,224            2,778
* Corvis Corp.                                                                      632,571            2,777
* Alliant Techsystems, Inc.                                                          30,842            2,773
* J.D. Edwards & Co.                                                                195,736            2,768
  Liberty Financial Cos., Inc.                                                       85,266            2,767
* Remedy Corp.                                                                       79,504            2,767
* Incyte Genomics, Inc.                                                             112,815            2,766
* Investment Technology Group, Inc.                                                  55,001            2,766
  Sky Financial Group, Inc.                                                         145,668            2,757
* Toll Brothers, Inc.                                                                70,048            2,754
* Freeport-McMoRan Copper & Gold Inc. Class B                                       248,584            2,747
  First American Corp.                                                              144,400            2,735
  Fulton Financial Corp.                                                            133,525            2,732
  Great Lakes Chemical Corp.                                                         87,948            2,713
* 99 Cents Only Stores                                                               90,391            2,707
  Helmerich & Payne, Inc.                                                            87,304            2,706
  Capitol Federal Financial                                                         139,880            2,704
* ITT Educational Services, Inc.                                                     59,990            2,700
* Big Lots Inc.                                                                     197,123            2,697
* Renal Care Group, Inc.                                                             81,953            2,695
* Quantum Corp.-DLT & Storage Systems                                               266,717            2,691
  Applebee's International, Inc.                                                     84,009            2,688

                                       10

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Cytec Industries, Inc.                                                             70,667            2,685
* Louis Dreyfus Natural Gas Corp.                                                    76,660            2,672
  21st Century Insurance Group                                                      143,104            2,662
  Highwood Properties, Inc. REIT                                                     99,488            2,651
  Kansas City Power & Light Co.                                                     107,979            2,651
* Keane, Inc.                                                                       120,235            2,645
* HS Resources Inc.                                                                  40,782            2,643
* Peabody Energy Corp.                                                               80,711            2,643
  Western Resources, Inc.                                                           122,216            2,628
* Andrew Corp.                                                                      142,333            2,626
* Lands' End, Inc.                                                                   65,397            2,626
* Advanced Energy Industries, Inc.                                                   63,597            2,625
  Camden Property Trust REIT                                                         71,535            2,625
  Massey Energy Co.                                                                 132,008            2,608
  StanCorp Financial Group, Inc.                                                     55,020            2,607
* Cabot Microelectronics Corp.                                                       41,976            2,603
* Orthodontic Centers of America, Inc.                                               85,639            2,603
* Alleghany Corp.                                                                    12,800            2,598
* Myriad Genetics, Inc.                                                              41,003            2,596
  Weis Markets, Inc.                                                                 73,426            2,589
* R.H. Donnelley Corp.                                                               80,882            2,588
* Pixelworks, Inc.                                                                   72,239            2,582
* PRIMEDIA Inc.                                                                     380,109            2,581
  Regency Centers Corp.                                                             101,450            2,577
* Cognex Corp.                                                                       76,106            2,576
* Rent-A-Center, Inc.                                                                48,976            2,576
* Education Management Corp.                                                         64,187            2,571
* Black Box Corp.                                                                    38,138            2,569
  Post Properties, Inc. REIT                                                         67,855            2,568
  Ruby Tuesday, Inc.                                                                150,196            2,568
* Scholastic Corp.                                                                   60,905            2,564
* XOMA Ltd.                                                                         150,192            2,562
* The Corporate Executive Board Co.                                                  60,981            2,561
  Allegheny Technologies Inc.                                                       140,990            2,551
* Emmis Communications, Inc.                                                         82,793            2,546
* Williams Communications Group, Inc.                                               862,230            2,544
  Universal Corp.                                                                    64,099            2,542
  HON Industries, Inc.                                                              104,920            2,541
  Graco, Inc.                                                                        76,955            2,540
  Stewart & Stevenson  Services, Inc.                                                76,856            2,536
  United Dominion Realty Trust REIT                                                 176,577            2,534
* Whole Foods Market, Inc.                                                           93,518            2,534
  Raymond James Financial, Inc.                                                      82,560            2,526
  WestAmerica Bancorporation                                                         64,256            2,522
* Suiza Foods Corp.                                                                  47,424            2,518
  Brown & Brown, Inc.                                                                59,938            2,517
* Storage Technology Corp.                                                          182,726            2,514
* Axcelis Technologies, Inc.                                                        169,791            2,513
  Lee Enterprises, Inc.                                                              76,046            2,510
* West Corp.                                                                        113,904            2,507
  John Wiley & Sons Class A                                                         105,870            2,504
  HCC Insurance Holdings, Inc.                                                      102,107            2,502
  Dean Foods Corp.                                                                   62,221            2,501
* Extended Stay America, Inc.                                                       166,596            2,499
* STERIS Corp.                                                                      124,586            2,498
* WMS Industries, Inc.                                                               77,644            2,498
* SERENA Software, Inc.                                                             68,694             2,496
  BancorpSouth, Inc.                                                                146,723            2,494
  Weingarten Realty Investors REIT                                                   56,872            2,494
  Peoples Energy Corp.                                                               61,878            2,487
* Payless ShoeSource, Inc.                                                           38,384            2,483
  Washington Federal Inc.                                                           101,209            2,482
* Province Healthcare Co.                                                            70,277            2,480
  Peoples Bank Bridgeport                                                           106,290            2,478
* Time Warner Telecom Inc.                                                           73,883            2,477
  BRE Properties Inc. Class A REIT                                                   81,694            2,475
  Snap-On Inc.                                                                      102,410            2,474
  Downey Financial Corp.                                                             52,116            2,463
* Regeneron Pharmaceuticals, Inc.                                                    71,070            2,463
* Ariba, Inc.                                                                       447,291            2,460
  Fleming Cos., Inc.                                                                 68,917            2,460
  Werner Enterprises, Inc.                                                          101,452            2,460
* Exult Inc.                                                                        144,246            2,459
  Franchise Finance Corp. of America REIT                                            97,836            2,457
  Student Loan Corp.                                                                 35,221            2,457
* Fisher Scientific International Inc.                                               84,542            2,452
  Overseas Shipholding Group Inc.                                                    80,196            2,449
  Vectren Corp.                                                                     117,691            2,436
* Tanox, Inc.                                                                        77,092            2,432
* Legato Systems, Inc.                                                              152,354            2,430
* Redback Networks Inc.                                                             272,047            2,427
* Furniture Brands International Inc.                                                86,547            2,423
  Diagnostic Products Corp.                                                          72,882            2,420
  Charles E. Smith Residential Realty, Inc. REIT                                     48,196            2,417
* Charles River Laboratories, Inc.                                                   69,452            2,413
  Donaldson Co., Inc.                                                                77,191            2,405
  Hollinger International, Inc.                                                     174,875            2,405
  CNF Inc.                                                                           85,043            2,402
* Newfield Exploration Co.                                                           74,891            2,401
* Plexus Corp.                                                                       72,701            2,399
* AmeriTrade Holding Corp.                                                          300,572            2,393
  The Trust Co. of New Jersey                                                        70,343            2,392
* Noven Pharmaceuticals, Inc.                                                        61,001            2,391
* Enzo Biochem, Inc.                                                                 69,564            2,386
* Forest Oil Corp.                                                                   85,166            2,385
  Trustmark Corp.                                                                   117,265            2,383
* Anchor Gaming                                                                      36,853            2,381
* Patterson-UTI Energy, Inc.                                                        133,165            2,380

                                       11

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Citizens Banking Corp.                                                             81,320            2,379
  Philadelphia Suburban Corp.                                                        93,251            2,378
  Tupperware Corp.                                                                  101,303            2,374
* Atlantic Coast Airlines Holdings Inc.                                              79,143            2,373
* Affiliated Managers Group, Inc.                                                    38,553            2,371
  Hudson United Bancorp                                                              92,998            2,371
* Ulticom, Inc.                                                                      70,151            2,371
* Saks Inc.                                                                         246,573            2,367
  United Bankshares, Inc.                                                            88,302            2,366
* Varian Semiconductor Equipment Associates, Inc.                                    56,266            2,363
* Getty Images, Inc.                                                                 89,956            2,362
* Informatica Corp.                                                                 135,851            2,358
  Dial Corp.                                                                        165,438            2,357
  Ball Corp.                                                                         49,515            2,355
* Sensormatic Electronics Corp.                                                     138,512            2,355
  OM Group, Inc.                                                                     41,816            2,352
* Techne Corp.                                                                       72,352            2,351
* Cubist Pharmaceuticals, Inc.                                                       61,814            2,349
* Michaels Stores, Inc.                                                              57,183            2,345
* BroadVision, Inc.                                                                 468,657            2,343
* dELiA                                                                             292,395            2,339
  Valhi, Inc.                                                                       180,352            2,336
  Dillard's Inc.                                                                    152,830            2,334
* The Cheesecake Factory                                                             82,269            2,328
  New Plan Excel Realty TrustREIT                                                   151,967            2,325
  York International Corp.                                                           66,301            2,322
  KB Home                                                                            76,930            2,321
  Cousins Properties, Inc. REIT                                                      86,134            2,313
* Alpha Industries, Inc.                                                             78,192            2,311
  Federal Signal Corp.                                                               98,404            2,310
* Midway Games Inc.                                                                 124,751            2,308
* Knight Trading Group, Inc.                                                        215,355            2,302
* National Processing, Inc.                                                          82,192            2,301
  IDACORP, Inc.                                                                      65,893            2,298
  Western Gas Resources, Inc.                                                        70,343            2,293
  Solutia, Inc.                                                                     179,552            2,289
* Wind River Systems Inc.                                                           130,796            2,284
  BorgWarner, Inc.                                                                   45,980            2,282
  Westcorp, Inc.                                                                    107,620            2,282
  Black Hills Corp.                                                                  56,692            2,281
* AnnTaylor Stores Corp.                                                             63,681            2,280
  RGS Energy Group Inc.                                                              60,810            2,280
* Alamosa Holdings, Inc.                                                            139,813            2,279
* Power-One, Inc.                                                                   136,785            2,276
* BOK Financial Corp.                                                                84,442            2,271
  ONEOK, Inc.                                                                       115,060            2,267
* Dycom Industries, Inc.                                                             98,738            2,264
* Scios, Inc.                                                                        90,442            2,262
* Credence Systems Corp.                                                             93,140            2,258
  Ventas, Inc. REIT                                                                 206,046            2,256
  Monsanto Co.                                                                       60,875            2,252
* Professional Detailing, Inc.                                                       24,433            2,248
* Career Education Corp.                                                             37,494            2,246
  Essex Property Trust, Inc. REIT                                                    45,325            2,246
* Oakley, Inc.                                                                      121,354            2,245
  AGL Resources Inc.                                                                 94,500            2,244
  Ethan Allen Interiors, Inc.                                                        68,957            2,241
  HRPT Properties Trust REIT                                                        230,316            2,241
* Immunomedics Inc.                                                                 104,621            2,239
* NPS Pharmaceuticals Inc.                                                           55,671            2,238
  Thomas & Betts Corp.                                                              101,240            2,234
  Pogo Producing Co.                                                                 93,059            2,233
  Park National Corp.                                                                22,077            2,230
* Tularik, Inc.                                                                      86,276            2,229
  First Industrial Realty Trust REIT                                                 69,330            2,226
* CIMA Labs Inc.                                                                     28,331            2,224
* Pride International Inc.                                                          117,078            2,224
* Affymetrix, Inc.                                                                  100,711            2,221
  Roper Industries Inc.                                                              53,171            2,220
  Polaris Industries, Inc.                                                           48,451            2,219
  WGL Holdings Inc.                                                                  81,862            2,219
  Ametek Aerospace Products Inc.                                                     72,609            2,218
  First Midwest Bancorp                                                              71,890            2,218
  DQE Inc.                                                                           98,456            2,215
* Manhattan Associates, Inc.                                                         55,645            2,212
* Integrated Circuit Systems, Inc.                                                  115,159            2,211
* Reliant Resources, Inc.                                                            89,513            2,211
* Albany Molecular Research, Inc.                                                    58,148            2,210
  Cambrex Corp.                                                                      43,670            2,209
* Mercury Computer Systems, Inc.                                                     40,947            2,207
* Insight Communications Co., Inc.                                                   88,223            2,206
* GenesisIntermedia Inc.                                                            117,563            2,204
  Sierra Pacific Resources                                                          137,826            2,204
  Rayonier Inc.                                                                      47,415            2,202
* Maxtor Corp.                                                                      419,089            2,200
* InfoSpace, Inc.                                                                   571,501            2,195
* Quanta Services, Inc.                                                              99,483            2,193
  Hawaiian Electric Industries Inc.                                                  57,334            2,190
* Thoratec Corp.                                                                    140,772            2,189
  Public Service Co. of New Mexico                                                   68,098            2,186
  Commerce Group, Inc.                                                               59,295            2,181
* Commonwealth Telephone Enterprises, Inc.                                           51,593            2,180
  Commercial Federal Corp.                                                           94,124            2,174
  Lancaster Colony Corp.                                                             65,926            2,174
  Florida Rock Industries, Inc.                                                      46,284            2,171
  Granite Construction Co.                                                           85,392            2,171
* The Titan Corp.                                                                    94,783            2,171
* Inktomi Corp.                                                                     225,605            2,164
  FelCor Lodging Trust, Inc. REIT                                                    92,389            2,162
  Montana Power Co.                                                                 186,292            2,161
  Crompton Corp.                                                                    197,947            2,158
  Independence Community Bank Corp.                                                 109,293            2,157

                                       12

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* NVR, Inc.                                                                          14,561            2,155
* LTX Corp.                                                                          84,117            2,150
  Staten Island Bancorp, Inc.                                                        77,216            2,150
* Rambus Inc.                                                                       174,545            2,149
* Swift Transportation Co., Inc.                                                    111,154            2,141
* Tetra Tech, Inc.                                                                   78,616            2,138
  Hercules, Inc.                                                                    188,951            2,135
* Interneuron Pharmaceutical, Inc.                                                  250,931            2,130
  Louisiana-Pacific Corp.                                                           181,614            2,130
  Spiegel, Inc. Class A                                                             219,965            2,127
  Blyth, Inc.                                                                        82,679            2,126
  Harman International Industries, Inc.                                              55,750            2,124
* WebEx Communications, Inc.                                                         79,506            2,120
* Coventry Health Care Inc.                                                         104,809            2,117
  W.R. Berkley Corp.                                                                 51,037            2,114
* Digene Corp.                                                                       51,806            2,114
* Zebra Technologies Corp. Class A                                                   42,968            2,111
* Intergraph Corp.                                                                  136,870            2,108
* Centennial Communications Corp. Class A                                           159,702            2,106
* Siliconix, Inc.                                                                    66,387            2,100
* Too Inc.                                                                           76,595            2,099
* Inverness Medical Technology, Inc.                                                 56,664            2,097
* Argosy Gaming Co.                                                                  75,509            2,096
* Inhale Therapeutic Systems                                                         90,934            2,091
  First Citizens BancShares Class A                                                  19,252            2,089
  WPS Resources Corp.                                                                59,158            2,085
* CommScope, Inc.                                                                    88,558            2,081
* Dal-Tile International Inc.                                                       112,143            2,080
* Electro Scientific Industries, Inc.                                                54,502            2,077
  Shurgard Storage Centers, Inc. Class A REIT                                        66,406            2,075
* 7-Eleven, Inc.                                                                    184,251            2,073
* Scotts Co.                                                                         49,983            2,072
* Polo Ralph Lauren Corp.                                                            80,252            2,071
  Global Payments Inc.                                                               68,593            2,065
  Brady Corp. Class A                                                                57,066            2,062
* Select Medical Corp.                                                              103,026            2,061
* Imation Corp.                                                                      81,745            2,060
* Southern Union Co.                                                                100,870            2,058
  Invacare Corp.                                                                     53,221            2,056
* Acxiom Corp.                                                                      156,969            2,055
* Zale Corp.                                                                         60,960            2,054
* VISX Inc.                                                                         106,072            2,052
  FactSet Research Systems Inc.                                                      57,442            2,051
* AmeriPath, Inc.                                                                    69,855            2,047
  IMC Global Inc.                                                                   200,701            2,047
* Sapient Corp.                                                                     209,905            2,047
  Crawford & Co. Class B                                                            113,643            2,046
  Worthington Industries, Inc.                                                      150,437            2,046
  Callaway Golf Co.                                                                 129,435            2,045
  Chittenden Corp.                                                                   60,783            2,045
  National Data Corp.                                                                63,118            2,045
  Vintage Petroleum, Inc.                                                           109,318            2,044
* Chesapeake Energy Corp.                                                           300,395            2,043
  Ryder System, Inc.                                                                104,030            2,039
* Global Industries Ltd.                                                            163,097            2,034
  Energen Corp.                                                                      73,596            2,031
* Flowserve Corp.                                                                    66,023            2,030
* Men's Wearhouse, Inc.                                                              73,519            2,029
* Anixter International Inc.                                                         66,037            2,027
* Right Management Consultants                                                       77,440            2,021
* CV Therapeutics, Inc.                                                              35,398            2,018
  F & M National Corp.                                                               50,241            2,010
* NewPower Holdings, Inc.                                                           223,340            2,010
  Pittston Brink's Group                                                             90,119            2,009
  Aptargroup Inc.                                                                    61,904            2,008
* Exodus Communications, Inc.                                                       974,580            2,008
  Community First Bankshares                                                         87,250            2,007
* Eclipsys Corp.                                                                     83,582            2,006
* Digital Lightwave, Inc.                                                            54,251            2,005
* Liberate Technologies, Inc.                                                       183,133            2,005
* Aurora Biosciences Corp.                                                           64,512            2,000
* Commerce One, Inc.                                                                342,397            2,000
  IKON Office Solutions, Inc.                                                       204,059            2,000
* Sonic Automotive, Inc.                                                            104,587            1,998
* Kulicke & Soffa Industries, Inc.                                                  116,337            1,996
* Inrange Technologies Corp.                                                        129,982            1,995
  LNR Property Corp.                                                                 56,991            1,995
  Ohio Casualty Corp.                                                               153,844            1,992
  Piedmont Natural Gas, Inc.                                                         56,083            1,992
* Mentor Graphics Corp.                                                             113,658            1,989
  MeriStar Hospitality Corp. REIT                                                    83,714            1,988
* SeeBeyond Technology Corp.                                                        124,998            1,987
* Plantronics, Inc.                                                                  85,745            1,985
* Insituform Technologies Class A                                                    54,249            1,980
* NRG Energy, Inc.                                                                   89,612            1,979
* Odyssey Re Holdings Corp.                                                         109,480            1,978
  CBL & Associates  Properties, Inc. REIT                                            64,425            1,977
* Cox Radio, Inc.                                                                    70,928            1,975
  Chateau Communities, Inc. REIT                                                     62,824            1,973
* Stillwater Mining Co.                                                              67,369            1,971
* Cell Therapeutics, Inc.                                                            71,251            1,969
  Kennametal, Inc.                                                                   53,349            1,969
  Arrow International, Inc.                                                          51,089            1,962
  Washington REIT                                                                    82,956            1,961
  ArvinMeritor, Inc.                                                                117,073            1,960
* Edison Schools Inc.                                                                85,813            1,960
* Price Communications Corp.                                                         96,943            1,957
* Ingram Micro, Inc. Class A                                                        135,024            1,956
* Sylvan Learning Systems, Inc.                                                      80,461            1,955
  Earthgrains Co.                                                                    74,752            1,944
  Horace Mann Educators Corp.                                                        90,191            1,944

                                       13

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Banta Corp.                                                                        66,196            1,940
  Pier 1 Imports Inc.                                                               168,721            1,940
* Checkpoint Systems, Inc.                                                          108,876            1,938
  Developers Diversified Realty Corp. REIT                                          105,379            1,937
  La-Z-Boy Inc.                                                                     104,689            1,937
* American Italian Pasta Co.                                                         41,651            1,933
* Metromedia Fiber Network, Inc.                                                    946,277            1,930
  Alpharma, Inc. Class A                                                             70,786            1,929
* MedQuist, Inc.                                                                     64,908            1,926
* Key Energy Services, Inc.                                                         177,244            1,921
* Mueller Industries Inc.                                                            58,128            1,913
* Silicon Valley Bancshares                                                          86,951            1,913
  Ruddick Corp.                                                                     112,685            1,910
  Lincoln Electric Holdings                                                          74,778            1,907
* Linens 'n Things, Inc.                                                             69,788            1,907
  UGI Corp. Holding Co.                                                              70,584            1,906
  Jefferies Group, Inc.                                                              58,807            1,905
  Corn Products International, Inc.                                                  59,510            1,904
* MKS Instruments, Inc.                                                              66,064            1,903
  Florida East Coast Industries, Inc. Class A                                        53,632            1,899
* Spectrasite Holdings, Inc.                                                        261,844            1,896
* Marine Drilling Co., Inc.                                                          99,109            1,894
* Kopin Corp.                                                                       155,856            1,892
  Harsco Corp.                                                                       69,691            1,891
* Bally Total Fitness Holding Corp.                                                  63,736            1,887
* Spinnaker Exploration Co.                                                          47,286            1,885
  Whitney Holdings                                                                   40,114            1,881
* Varian, Inc.                                                                       58,205            1,880
* United Stationers, Inc.                                                            59,427            1,876
* Chico's Fas, Inc.                                                                  63,038            1,875
* DMC Stratex Networks, Inc.                                                        187,227            1,872
* Haemonetics Corp.                                                                  61,384            1,872
  American Capital Strategies, Ltd.                                                  66,632            1,870
* Mediacom Communications Corp.                                                     105,877            1,870
* NBTY, Inc.                                                                        150,148            1,868
* ChipPAC, Inc.                                                                     178,851            1,867
  Healthcare Realty Trust Inc. REIT                                                  70,997            1,867
  Albemarle Corp.                                                                    80,530            1,866
* EMCORE Corp.                                                                       60,681            1,866
  AmerUs Group Co.                                                                   52,569            1,865
* Hot Topic, Inc.                                                                    59,904            1,863
* Duramed Pharmaceuticals, Inc.                                                     104,076            1,862
* The InterCept Group, Inc.                                                          48,939            1,860
  Delphi Financial Group, Inc.                                                       48,194            1,855
* PSS World Medical, Inc.                                                           288,493            1,855
* Speedway Motorsports, Inc.                                                         73,540            1,854
* Sonic Corp.                                                                        58,313            1,850
  Interactive Data Corp.                                                            205,201            1,847
* Pegasus Communications Corp. Class A                                               82,062            1,846
* DuPont Photomasks, Inc.                                                            38,248            1,845
* GlobeSpan, Inc.                                                                   126,390            1,845
  Carlisle Co., Inc.                                                                 52,830            1,842
  Cooper Cos., Inc.                                                                  35,813            1,841
* Saba Software, Inc.                                                               112,051            1,839
  Dreyer's Grand Ice Cream, Inc.                                                     65,895            1,838
  Alexander & Baldwin, Inc.                                                          71,333            1,837
* AirGate PCS, Inc.                                                                  35,310            1,836
  Media General, Inc. Class A                                                        39,921            1,836
* Macromedia, Inc.                                                                  101,919            1,835
* Pathmark Stores, Inc.                                                              74,440            1,831
* Syncor International Corp.                                                         59,043            1,830
  Greater Bay Bancorp                                                                73,203            1,829
* Ixia                                                                               96,172            1,827
* NCO Group, Inc.                                                                    59,056            1,827
  Nationwide Financial Services, Inc.                                                41,785            1,824
* webMethods, Inc.                                                                   86,141            1,824
  Chelsea Property Group                                                             38,847            1,822
  Dole Food Co.                                                                      95,601            1,821
  UMB Financial Corp.                                                                42,344            1,821
  General Cable Corp.                                                                98,139            1,820
  Burlington Coat Factory Warehouse Corp.                                            90,954            1,819
* Newpark Resources, Inc.                                                           163,903            1,819
  Corus Bankshares Inc.                                                              30,143            1,816
* Journal Register Co.                                                              112,654            1,814
* Martek Biosciences Corp.                                                           63,657            1,814
* SBA Communications Corp.                                                           73,312            1,814
* AirTran Holdings, Inc.                                                            172,661            1,813
* GoTo.com, Inc.                                                                     93,094            1,811
* CMGI Inc.                                                                         602,854            1,809
* Corinthian Colleges, Inc.                                                          38,431            1,809
  Reckson Associates Realty Corp. REIT                                               78,662            1,809
* Leap Wireless International, Inc.                                                  59,662            1,808
* Performance Food Group Co.                                                         59,819            1,808
  C & D Technology Inc.                                                              58,242            1,806
* The Yankee Candle Company, Inc.                                                    94,983            1,804
* ANADIGICS, Inc.                                                                    78,290            1,801
* SRI/Surgical Express, Inc.                                                         59,219            1,801
* SEACOR SMIT Inc.                                                                   38,516            1,800
  Standard Pacific Corp.                                                             77,562            1,796
* Coinstar, Inc.                                                                     80,587            1,793
  Cleco Corp.                                                                        78,741            1,791
  Cooper Tire & Rubber Co.                                                          126,048            1,790
  IDEX Corp.                                                                         52,551            1,787
  The Timken Co.                                                                    105,509            1,787
* MatrixOne, Inc.                                                                    77,037            1,786
* bebe stores, inc.                                                                  61,172            1,784
* Bio-Technology General Corp.                                                      135,995            1,782
* The Neiman Marcus Group, Inc. Class A                                              57,481            1,782
* Administaff, Inc.                                                                  68,465            1,780
* Barra, Inc.                                                                        45,358            1,776

                                       14

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Bio-Rad Laboratories, Inc. Class A                                                 35,658            1,776
* Illuminet Holdings, Inc.                                                           56,387            1,773
  Alfa Corp.                                                                         71,511            1,766
* Akamai Technologies, Inc.                                                         192,313            1,764
  S & T Bancorp, Inc.                                                                65,346            1,764
  Summit Properties, Inc. REIT                                                       65,738            1,764
* Plug Power, Inc.                                                                   81,728            1,760
* Insight Enterprises, Inc.                                                          71,801            1,759
* Handspring, Inc.                                                                  228,071            1,756
* Champion Enterprises, Inc.                                                        154,215            1,755
* Triad Guaranty, Inc.                                                               43,878            1,755
  Church & Dwight, Inc.                                                              68,707            1,749
* Jack in the Box Inc.                                                               66,964            1,748
* Silgan Holdings, Inc.                                                              99,514            1,747
  Springs Industries Inc. Class A                                                    39,604            1,747
* Coherent, Inc.                                                                     48,239            1,745
  Sensient Technologies Corp.                                                        84,971            1,744
* Cable Design Technologies                                                         107,775            1,742
* FreeMarkets, Inc.                                                                  86,987            1,740
* Sawtek Inc.                                                                        73,919            1,739
* Cal Dive International, Inc.                                                       70,646            1,738
  MAF Bancorp, Inc.                                                                  56,519            1,735
* Veeco Instruments, Inc.                                                            43,595            1,733
  Kimball International, Inc. Class B                                                95,709            1,732
* Pacific Sunwear of California                                                      77,231            1,732
* Owens-Illinois, Inc.                                                              254,825            1,728
* Adaptec, Inc.                                                                     173,647            1,726
  Cabot Oil & Gas Corp. Class A                                                      70,719            1,726
  New Jersey Resources Corp.                                                         38,169            1,725
* Travelocity.com Inc.                                                               56,196            1,725
* Station Casinos, Inc.                                                             107,575            1,721
* Centra Software, Inc.                                                             101,233            1,720
  Interstate Bakeries Corp.                                                         107,496            1,720
* Avocent Corp.                                                                      75,579            1,719
  Potlatch Corp.                                                                     49,921            1,718
* Veritas DGC Inc.                                                                   61,927            1,718
  Helix Technology Corp.                                                             56,203            1,713
  Presidential Life Corp.                                                            76,489            1,713
* Rightchoice Managed Care, Inc.                                                     38,582            1,713
* Footstar Inc.                                                                      49,653            1,708
  Mentor Corp.                                                                       59,784            1,704
* American Management Systems, Inc.                                                  72,126            1,702
* Dionex Corp.                                                                       51,060            1,698
* Evergreen Resources, Inc.                                                          44,677            1,698
* Southwest Bancorporation of Texas, Inc.                                            56,180            1,697
* Bone Care International, Inc.                                                      63,926            1,694
* Genencor International Inc.                                                       106,446            1,691
* First Federal Financial Corp.                                                      56,653            1,688
  Prentiss Properties Trust REIT                                                     64,170            1,688
* Priority Healthcare Corp. Class B                                                  59,694            1,688
  Briggs & Stratton Corp.                                                            40,035            1,685
* ViroPharma Inc.                                                                    49,562            1,685
  Brandywine Realty Trust REIT                                                       75,026            1,684
* InterMune Inc.                                                                     47,236            1,683
* Nautica Enterprises, Inc.                                                          82,098            1,677
  John H. Harland Co.                                                                71,891            1,675
  CBRL Group, Inc.                                                                   98,678            1,673
* Echelon Corp.                                                                      54,359            1,672
  Manufactured Home Communities, Inc. REIT                                           59,513            1,672
  Delta & Pine Land Co.                                                              84,892            1,668
* PAREXEL International Corp.                                                        85,562            1,668
* Swift Energy Co.                                                                   55,361            1,668
* Hotel Reservations Network, Inc.                                                   35,823            1,667
* The Topps Co., Inc.                                                               142,572            1,667
* ADVO, Inc.                                                                         48,766            1,665
* Aspen Technologies, Inc.                                                           68,785            1,665
* Trimeris, Inc.                                                                     33,223            1,663
  Taubman Co. REIT                                                                  118,734            1,662
  Texas Regional Bancshares, Inc.                                                    41,242           1,662
  Wabtec Corp.                                                                      110,764            1,661
* DDi Corp.                                                                          82,923            1,658
* Gaylord Entertainment Co. Class A                                                  57,563            1,658
* Houston Exploration Co.                                                            52,998            1,656
  Spartech Corp.                                                                     68,516            1,655
  Millennium Chemicals, Inc.                                                        109,890            1,654
  Newport Corp.                                                                      62,422            1,654
* Acclaim Entertainment Inc.                                                        338,619            1,652
  First Bancorp/Puerto Rico                                                          61,192            1,652
* Dobson Communications Corp.                                                        96,844            1,651
* Fossil Inc.                                                                        79,547            1,651
  Claire's Stores, Inc.                                                              85,148            1,648
* Input/Output, Inc.                                                                129,758            1,648
  Belden, Inc.                                                                       61,559            1,647
* J.B. Hunt Transport Services, Inc.                                                 86,669            1,647
* Sotheby's Holdings Class A                                                        101,906            1,644
* Interdigital Communications Corp.                                                 123,909            1,642
* Verity, Inc.                                                                       82,287            1,642
  Avista Corp.                                                                       82,021            1,639
  NACCO Industries, Inc. Class A                                                     20,992            1,637
* Covanta Energy Corp.                                                               88,639            1,636
  National Service Industries, Inc.                                                  72,423            1,635
* Kansas City Southern Industries, Inc.                                             103,328            1,633
* Perrigo Co.                                                                        97,860            1,633
  RPM Inc. (Ohio)                                                                   177,400            1,632
* Accredo Health, Inc.                                                               43,820            1,630
* Amylin Pharmaceuticals, Inc.                                                      144,821            1,629
  Atmos Energy Corp.                                                                 66,513            1,627
* Netegrity, Inc.                                                                    54,175            1,625
  SL Green Realty Corp. REIT                                                         53,611            1,625
* Ticketmaster-Class B                                                              109,807            1,625

                                       15

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Hooper Holmes, Inc.                                                               157,973            1,619
* Radio One, Inc. Class D                                                            73,270            1,616
  Tecumseh Products Co. Class A                                                      32,614            1,614
  Superior Industries International, Inc.                                            42,116            1,613
  Gables Residential Trust REIT                                                      53,797            1,611
* Specialty Laboratories, Inc.                                                       42,559            1,611
* Photronics Labs Inc.                                                               62,752            1,610
  Liberty Corp.                                                                      40,234            1,609
  F.N.B. Corp.                                                                       60,102            1,605
* Handleman Co.                                                                      95,769            1,604
  Libbey, Inc.                                                                       40,390            1,604
* IntraNet Solutions, Inc.                                                           42,114            1,602
* TranSwitch Corp.                                                                  145,621            1,602
  CH Energy Group, Inc.                                                              36,420            1,601
* Tom Brown, Inc.                                                                    66,611            1,599
  Strayer Education, Inc.                                                            32,790            1,599
* Value Vision International, Inc. Class A                                           73,471            1,598
  First Source Corp.                                                                 57,036            1,597
* IDEXX Laboratories Corp.                                                           51,080            1,596
  Mills Corp. REIT                                                                   64,879            1,596
* Powerwave Technologies, Inc.                                                      109,948            1,594
* SurModics, Inc.                                                                    27,087            1,593
* Silicon Storage Technology, Inc.                                                  156,880            1,589
  Hilb, Rogal and Hamilton Co.                                                       36,286            1,588
* Cerus Corp.                                                                        21,830            1,584
* Respironics, Inc.                                                                  53,205            1,583
* Impath, Inc.                                                                       35,712            1,582
* Durect Corp.                                                                      121,409            1,578
  Carpenter Technology Corp.                                                         53,792            1,576
  CenterPoint Properties Corp. REIT                                                  31,376            1,575
* Emisphere Technologies, Inc.                                                       54,166            1,575
* IGEN International, Inc.                                                           60,586            1,575
* School Specialty, Inc.                                                             60,933            1,575
  Fremont General Corp.                                                             242,145            1,574
  Harleysville National Corp.                                                        34,007            1,573
  Matthews International Corp.                                                       35,747            1,572
* Pure Resources, Inc.                                                               87,167            1,569
  Harbor Florida Bancshares, Inc.                                                    81,798            1,566
* MSC Industrial Direct Co., Inc. Class A                                            89,952            1,565
  State Auto Financial Corp.                                                         95,154            1,560
* K-V Pharmaceutical Co. Class A                                                     56,133            1,558
* NTELOS Inc.                                                                        51,769            1,556
* Elantec Semiconductor, Inc.                                                        46,020            1,555
* Bruker Daltonics, Inc.                                                            103,126            1,554
* Brooks Automation, Inc.                                                            33,678            1,553
* Mid Atlantic Medical Services, Inc.                                                86,514            1,551
  Casey's General Stores                                                            119,222            1,550
  Pennzoil-Quaker State Co.                                                         138,357            1,550
  The South Financial Group, Inc.                                                    82,101            1,550
* Transkaryotic Therapies, Inc.                                                      52,586            1,549
  Trustco Bank                                                                      116,054            1,549
* Advanced Digital Information Corp.                                                 89,489            1,548
* Flowers Foods, Inc.                                                                49,377            1,548
  Carter-Wallace, Inc.                                                               79,815            1,544
  Sterling Bancshares, Inc.                                                          80,500            1,544
* Adolor Corp.                                                                       71,416            1,543
  Nordson Corp.                                                                      58,142            1,541
  Baldor Electric Co.                                                                72,008            1,539
* XCare.net, Inc.                                                                   113,758            1,536
* Sunrise Assisted Living, Inc.                                                      58,493            1,535
* Del Webb Corp.                                                                     39,523            1,529
  Northwest Natural Gas Co.                                                          61,360            1,528
* eFunds Corp.                                                                       82,112            1,527
* PETsMART, Inc.                                                                    216,037            1,523
* CryoLife Inc.                                                                      37,194            1,522
  Advanta Corp. Class A                                                              94,869            1,518
* Action Performance Cos., Inc.                                                      60,554            1,514
* Playtex Products, Inc.                                                            141,482            1,514
* DSP Group Inc.                                                                     70,531            1,513
  Technitrol, Inc.                                                                   57,945            1,507
* Meridian Gold Co.                                                                 189,422            1,506
  First Charter Corp.                                                                80,181            1,503
* Exelixis, Inc.                                                                     79,187            1,502
* Landstar System                                                                    22,049            1,500
* SPS Technologies, Inc.                                                             31,641            1,500
  Regis Corp.                                                                        71,417            1,499
* Intermedia Communications Inc.                                                    100,360            1,495
* Ultratech Stepper, Inc.                                                            58,246            1,494
* Centillium Communications, Inc.                                                    60,248            1,491
* Progress Software Corp.                                                            91,931            1,489
* Antigenics, Inc.                                                                   75,308            1,487
* Structural Dynamics Research Corp.                                                 60,686            1,487
  Riggs National Corp.                                                               87,323            1,484
* Numerical Technologies, Inc.                                                       70,596            1,483
* Therma-Wave Inc.                                                                   77,765            1,483
* Mobile Mini, Inc.                                                                  44,943            1,482
* Ralcorp Holdings, Inc.                                                             78,889            1,478
  Simmons First National                                                             44,245            1,478
* Conmed Corp.                                                                       56,653            1,476
* Lone Star Technologies, Inc.                                                       40,751            1,475
* Stratos Lightwave, Inc.                                                           113,255            1,472
  Walter Industries, Inc.                                                           123,709            1,472
* Endo Pharmaceuticals Holdings, Inc.                                               165,941            1,467
  Provident Bankshares Corp.                                                         58,778            1,466
* Triarc Cos., Inc. Class A                                                          55,902            1,465
* Activision, Inc.                                                                   37,305            1,464
* Titan Pharmaceuticals, Inc.                                                        48,646            1,460
* Plains Resources                                                                   61,368            1,458
  MDC Holdings, Inc.                                                                 41,154            1,457
* ATMI, Inc.                                                                         48,514            1,455

                                       16

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Gene Logic Inc.                                                                    66,733            1,455
* UCAR International, Inc.                                                          121,758            1,455
* Intermagnetics General Corp.                                                       44,860            1,453
* Ionics, Inc.                                                                       46,113            1,453
* ISIS Pharmaceuticals, Inc.                                                        117,072            1,451
* PRAECIS Pharmaceuticals Inc.                                                       88,237            1,451
* MAXIMUS, Inc.                                                                      36,162            1,450
* US Oncology, Inc.                                                                 162,837            1,448
* Magellan Health Services, Inc.                                                    112,978            1,446
  Rollins, Inc.                                                                      72,537            1,444
* Pharmacopeia, Inc.                                                                 60,032            1,441
* Capital Corp. of the West                                                          99,033            1,440
  Texas Industries, Inc.                                                             41,885            1,440
* Transaction Systems Architects, Inc.                                               92,914            1,440
* EGL, Inc.                                                                          82,438            1,439
* Palm Harbor Homes, Inc.                                                            66,142            1,439
* SuperGen, Inc.                                                                     97,607            1,438
* Young Broadcasting Inc.                                                            42,830            1,438
* Microtune, Inc.                                                                    65,338            1,437
  The Toro Co.                                                                       31,955            1,436
* Cell Genesys, Inc.                                                                 69,973            1,434
  Blockbuster Inc. Class A                                                           78,343            1,430
* Novavax, Inc.                                                                     129,943            1,429
* Bright Horizons Family Solutions, Inc.                                             45,336            1,424
  Irwin Financial Corp.                                                              56,597            1,423
* Adtran, Inc.                                                                       69,360            1,422
  Longs Drug Stores, Inc.                                                            65,911            1,420
* Papa John's International, Inc.                                                    56,003            1,420
* Cymer, Inc.                                                                        56,057            1,418
* Shuffle Master, Inc.                                                               67,545            1,418
* Symmetricom Inc.                                                                   96,831            1,418
* Caminus Corp.                                                                      52,549            1,417
* Philadelphia Consolidated Holding Corp.                                            40,750            1,417
  United National Bancorp                                                            62,375            1,415
* Ventiv Health, Inc.                                                                68,537            1,415
* Kronos, Inc.                                                                       34,477            1,412
* Dollar Thrifty Automotive Group, Inc.                                              58,732            1,410
* Energy Conversion Devices, Inc.                                                    50,318            1,409
  Centex Construction Products, Inc.                                                 43,318            1,408
* Stanford Microdevices, Inc.                                                        83,284            1,408
  Wellman, Inc.                                                                      78,582            1,407
* Agile Software Corp.                                                               82,493            1,402
  Kaydon Corp.                                                                       54,617            1,401
* Westport Resources Corp.                                                           66,662            1,400
* CUNO Inc.                                                                          46,623            1,399
  Penton Media, Inc. Class A                                                         79,780            1,396
* Quiksilver, Inc.                                                                   55,855            1,396
* Rayovac Corp.                                                                      65,562            1,396
  Clarcor Inc.                                                                       51,901            1,394
* ESS Technology, Inc.                                                              131,529            1,394
* Loral Space & Communications                                                      497,282            1,392
* Theragenics Corp.                                                                 124,331            1,389
* ImmunoGen, Inc.                                                                    69,358            1,387
  Wausau-Mosinee Paper Corp.                                                        107,529            1,386
* HNC Software, Inc.                                                                 55,412            1,385
  MTS Systems Corp.                                                                 100,308            1,383
* Aurora Foods Inc.                                                                 252,004            1,381
* WetSeal, Inc. Class A                                                              39,903            1,381
  Amcore Financial                                                                   57,410            1,380
* ArthroCare Corp.                                                                   52,682            1,378
* Silicon Laboratories Inc.                                                          62,309            1,377
* Esterline Technologies Corp.                                                       63,270            1,376
* Littelfuse, Inc.                                                                   51,318            1,375
  Glenborough Realty Trust, Inc. REIT                                                71,064            1,372
* Unit Corp.                                                                         86,467            1,371
  St. Mary Land & Exploration Co.                                                    58,602            1,369
* Grey Wolf, Inc.                                                                   341,371            1,365
* ProBusiness Services, Inc.                                                         51,387            1,364
* Tuesday Morning Corp.                                                             102,845            1,363
* Heartland Express, Inc.                                                            59,683            1,361
* Unilab Corp.                                                                       53,998            1,361
  Greif Brothers Corp. Class A                                                       44,781            1,359
* Atrix Laboratories, Inc.                                                           57,161            1,355
  AGCO Corp.                                                                        147,895            1,353
  First Financial Holdings, Inc.                                                     58,769            1,352
* Stericycle, Inc.                                                                   28,745            1,350
  CVB Financial Corp.                                                                70,111            1,346
  Andover Bancorp, Inc.                                                              26,732            1,343
  Bel Fuse, Inc. Class B                                                             40,350            1,342
  Franklin Electric, Inc.                                                            17,668            1,341
  Realty Income Corp. REIT                                                           45,327            1,340
  Storage USA, Inc. REIT                                                             37,214            1,340
  Mine Safety Appliances Co.                                                         39,088            1,339
* First Horizon  Pharmaceutical Corp.                                                41,682            1,338
  JLG Industries, Inc.                                                              108,112            1,335
  Thor Industries, Inc.                                                              40,464            1,334
  CTS Corp.                                                                          65,048            1,333
* Exar Corp.                                                                         67,440            1,333
  G & K Services, Inc.                                                               49,568            1,333
  Kansas City Life Insurance Co.                                                     33,333            1,333
  Westbanco Inc.                                                                     53,063            1,331
* Entravision Communications Corp.                                                   07,997            1,328
* Oceaneering International, Inc.                                                    63,991            1,328
* Teledyne Technologies, Inc.                                                        87,349            1,328
* Esperion Therapeutics, Inc.                                                       123,417            1,327
* Safeguard Scientifics, Inc.                                                       257,998            1,326
  UIL Holdings Corp.                                                                 27,253            1,324
* FileNet Corp.                                                                      89,270            1,321
  Ferro Corp.                                                                        60,522            1,320
  Watts Industries Class A                                                           77,562            1,315
  Russell Corp.                                                                      77,324            1,314
                                       17

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* At Home Corp. Series A                                                            612,903            1,312
  Cato Corp. Class A                                                                 67,235            1,312
* Impco Technologies Inc.                                                            37,049            1,310
  MacDermid, Inc.                                                                    72,787            1,310
* Pediatrix Medical Group, Inc.                                                      39,434            1,309
* Cygnus Inc.                                                                       127,623            1,308
* Hutchinson Technology, Inc.                                                        68,684            1,308
  First Sentinel Bancorp Inc.                                                        96,241            1,306
  P.H. Glatfelter Co.                                                                91,437            1,304
  Dime Community Bancshares                                                          38,418            1,303
* KCS Energy, Inc.                                                                  197,444            1,303
  Pulitzer, Inc.                                                                     24,650            1,302
  Home Properties of New York, Inc. REIT                                             43,220            1,301
* Xicor, Inc.                                                                       117,511            1,301
  Chemical Financial Corp.                                                           44,009            1,298
* McDermott International, Inc.                                                     111,427            1,298
  Cathay Bancorp, Inc.                                                               23,693            1,296
* Learning Tree International, Inc.                                                  56,359            1,294
  Landauer, Inc.                                                                     43,025            1,291
* Novoste Corp.                                                                      50,635            1,291
  Annaly Mortgage Management Inc. REIT                                               93,855            1,287
* Tejon Ranch Co.                                                                    47,220            1,287
* The Children's Place Retail Stores, Inc.                                           47,979            1,286
  Regal-Beloit Corp.                                                                 61,408            1,285
  First Financial Bancorp                                                            75,058            1,282
* Maverick Tube Corp.                                                                75,627            1,282
* NeoPharm, Inc.                                                                     50,239            1,281
  OceanFirst Financial Corp.                                                         49,367            1,281
* Wisconsin Central Transportation Corp.                                             76,318            1,277
* FSI International, Inc.                                                            91,141            1,276
* PLATO Learning, Inc.                                                               41,243            1,276
* Trimble Navigation Ltd.                                                            65,443            1,275
  Minerals Technologies, Inc.                                                        29,678            1,274
  NBT Bancorp, Inc.                                                                  65,946            1,273
  Kelly Services, Inc. Class A                                                       52,451            1,272
* Vail Resorts Inc.                                                                  66,928            1,272
  Koger Equity, Inc. REIT                                                            77,027            1,271
* Transmeta Corp.                                                                   227,720            1,271
* Artesyn Technologies, Inc.                                                         98,344            1,269
  Value Line, Inc.                                                                   30,060            1,269
* Ventana Medical Systems, Inc.                                                      40,288            1,269
* Forrester Research, Inc.                                                           56,057            1,266
  Holly Corp.                                                                        34,445            1,266
  Olin Corp.                                                                         74,530            1,266
* Mesa Air Group Inc.                                                               102,415            1,265
  JP Realty Inc. REIT                                                                51,601            1,264
* S1 Corp.                                                                           90,265            1,264
* Group 1 Automotive, Inc.                                                           42,622            1,262
* Hain Celestial Group, Inc.                                                         57,283            1,260
* Kinder Morgan Management, LLC                                                      18,381            1,259
* Gartner, Inc. Class A                                                             114,400            1,258
* BE Avionics Inc.                                                                   65,937            1,256
* FuelCell Energy, Inc.                                                              54,414            1,256
  Madison Gas & Electric Co.                                                         45,113            1,254
  Manitowac Co., Inc.                                                                42,489            1,253
* The Boyds Collection, Ltd.                                                        100,684            1,250
* Dura Automotive Systems, Inc.                                                      78,127            1,250
  Arnold Industries, Inc.                                                            64,519            1,249
* Portal Software, Inc.                                                             302,432            1,249
* Western Digital Corp.                                                             312,282            1,249
  Susquehanna Bancshares, Inc.                                                       61,151            1,244
* XTRA Corp.                                                                         24,994            1,240
  Georgia Gulf Corp.                                                                 79,887            1,238
* Intuitive Surgical, Inc.                                                           91,612            1,238
* UnitedGlobalCom Inc. Class A                                                      143,111            1,238
* United Television, Inc.                                                             9,818            1,237
* Standard Microsystem                                                               69,074            1,236
* Radiant Systems, Inc.                                                              76,547            1,234
* Virata Corp.                                                                      104,048            1,233
* Playboy Enterprises, Inc. Class B                                                  78,714            1,232
  Alico, Inc.                                                                        38,384            1,231
* Rogers Corp.                                                                       46,428            1,230
  AAR Corp.                                                                          71,806            1,228
* Boca Resorts, Inc. Class A                                                         83,385            1,228
* Diversa Corp.                                                                      60,367            1,228
* MICROS Systems, Inc.                                                               55,787            1,227
* Oak Technology, Inc.                                                              115,807            1,226
* Secure Computing Corp.                                                             78,038            1,226
  Oregon Steel Mills, Inc.                                                          144,020            1,224
* Symyx Technologies                                                                 50,575            1,223
* C-COR Electronics, Inc.                                                           101,855            1,222
* Aphton Corp.                                                                       55,649            1,219
  Roadway Corp.                                                                      51,180            1,217
  R.L.I. Corp.                                                                       27,041            1,215
* Vicor Corp.                                                                        74,517            1,215
  J. M. Smucker Co.                                                                  46,674            1,214
* Parker Drilling Co.                                                               186,637            1,213
  F & M Bancorp                                                                      40,608            1,210
* Remec, Inc.                                                                        97,550            1,210
* Sola International Inc.                                                            85,758            1,210
* InFocus Corp.                                                                      59,249            1,208
* Crestline Capital Corp.                                                            38,818            1,206
* Information Resources, Inc.                                                       116,555            1,205
* Ocwen Financial Corp.                                                             117,563            1,205
* Avid Technology, Inc.                                                              76,556            1,202
* URS Corp.                                                                          44,479            1,201
* Atwood Oceanics, Inc.                                                              34,180            1,200
* Trinity Industries, Inc.                                                           57,452            1,200
* Sybron Dental Specialties, Inc.                                                    58,443            1,197
* Yellow Corp.                                                                       63,006            1,196
* Aeroflex, Inc.                                                                    113,857            1,195
                                       18

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
  RPC Inc.                                                                           84,131            1,195
* Rare Hospitality International Inc.                                                52,830            1,194
  Independent Bank Corp.                                                             60,391            1,192
  National Golf Properties, Inc. REIT                                                43,674            1,190
* Itron, Inc.                                                                        62,533            1,186
* ProQuest Company                                                                   38,222            1,185
  The Standard Register Co.                                                          64,047            1,185
* Meritage Corp.                                                                     25,743            1,184
* PC Connection, Inc.                                                                73,985            1,184
* Neurogen Corp.                                                                     51,533            1,183
  Pan Pacific Retail Properties, Inc. REIT                                           45,382            1,180
* Arbitron Inc.                                                                      48,928            1,179
* BSQUARE Corp.                                                                     111,868            1,176
* Cyberonics, Inc.                                                                   69,562            1,176
  Glimcher Realty Trust REIT                                                         65,722            1,176
* UICI                                                                               91,999            1,173
  LandAmerica Financial Group, Inc.                                                  36,764            1,171
* Orasure Technologies, Inc.                                                         93,576            1,170
  N L Industries, Inc.                                                               84,028            1,164
* Closure Medical Corp.                                                              50,614            1,163
* Southwestern Energy Co.                                                            94,928            1,163
* MRV Communications Inc.                                                           124,190            1,161
  PFF Bancorp, Inc.                                                                  46,440            1,161
* E.Piphany Inc.                                                                    113,966            1,158
  Mid-State Bancshares                                                               63,513            1,158
* Buckeye Technology, Inc.                                                           80,197            1,155
  Fleetwood Enterprises, Inc.                                                        81,732            1,151
* Phoenix Technologies LTD.                                                          78,832            1,151
* NYFIX, Inc.                                                                        35,883            1,146
  Pacific Northwest Bancorp                                                          45,841            1,146
* TD Waterhouse Group, Inc.                                                         104,465            1,142
* Clark/Bardes Inc.                                                                  50,440            1,140
  Vital Signs, Inc.                                                                  34,467            1,139
* Genuity Inc.                                                                      363,951            1,136
* MRO Software Inc.                                                                  71,904            1,136
  Sovran Self Storage, Inc. REIT                                                     41,456            1,135
  Nationwide Health Properties, Inc. REIT                                            56,047            1,132
  Arch Chemicals, Inc.                                                               51,806            1,131
  Great American Financial Resources, Inc.                                           62,624            1,130
* Iomega Corp.                                                                      472,795            1,130
  Interpool, Inc.                                                                    71,904            1,129
  Parkway Properties Inc. REIT                                                       32,007            1,128
  Commercial Metals Co.                                                              35,123            1,125
  International Multifoods Corp.                                                     54,226            1,125
  Schweitzer-Mauduit International, Inc.                                             47,687            1,125
  Carbo Ceramics Inc.                                                                30,280            1,122
* Electroglas, Inc.                                                                  63,416            1,122
* Quaker City Bancorp, Inc.                                                          38,022            1,121
  Redwood Trust, Inc. REIT                                                           49,269            1,121
  Interface, Inc.                                                                   149,173            1,119
  St. Francis Capital Corp.                                                          51,220            1,119
* Universal Electronics, Inc.                                                        62,192            1,119
* Corvas International, Inc.                                                         94,909            1,118
  American States Water Co.                                                          32,760            1,114
* Jones Lang Lasalle Inc.                                                            84,392            1,114
  Stewart Enterprises, Inc. Class A                                                 152,431            1,113
  Owens & Minor, Inc. Holding Co.                                                    58,489            1,111
* Avanex Corp.                                                                      114,412            1,110
* TriPath Imaging, Inc.                                                             112,002            1,110
  Boston Private Financial Holdings, Inc.                                            49,510            1,109
  ChemFirst Inc.                                                                     42,342            1,109
* IDX Systems Corp.                                                                  73,918            1,109
* ABIOMED, Inc.                                                                      47,009            1,108
* Power Integrations, Inc.                                                           71,039            1,108
* Coldwater Creek Inc.                                                               42,528            1,106
*  Offshore Logistics, Inc.                                                          58,216            1,106
  Brown Shoe Company, Inc.                                                           61,186            1,104
* Kendle International Inc.                                                          55,025            1,103
* Red Hat, Inc.                                                                     275,846            1,103
  Movado Group, Inc.                                                                 54,534            1,102
  Watsco, Inc.                                                                       78,147            1,102
* Pre-Paid Legal Services, Inc.                                                      50,050            1,101
  American Greetings Corp. Class A                                                   99,999            1,100
* Penwest Pharmaceuticals Co.                                                        70,922            1,099
* Alaska Air Group, Inc.                                                             37,991            1,098
  Chemed Corp.                                                                       30,358            1,097
* Presstek, Inc                                                                      91,420            1,097
* MTR Gaming Group Inc.                                                              81,214            1,096
  Curtiss-Wright Corp.                                                               20,389            1,095
  First Commonwealth Financial Corp.                                                 73,007            1,095
* National Western Life Insurance Co. Class A                                        10,049            1,095
* Luminent, Inc.                                                                    260,101            1,092
* Cadiz Inc.                                                                        108,977            1,090
  Vesta Insurance Group, Inc.                                                        99,514            1,090
  USFreightways Corp.                                                                36,909            1,089
* PICO Holdings, Inc.                                                                74,431            1,088
* Arena Pharmaceuticals, Inc.                                                        35,615            1,086
  Hancock Holding Co.                                                                25,280            1,086
* Knight Transportation, Inc.                                                        52,824            1,086
* Aspect Medical Systems, Inc.                                                       69,969            1,085
* La Quinta Properties, Inc.                                                        209,491            1,085
  Longview Fibre Co.                                                                 88,076            1,085
* Aerosonic Corp.                                                                    57,810            1,084
* CDI Corp.                                                                          63,806            1,084
  Dover Downs Entertainment, Inc.                                                    70,369            1,084
* H Power Corp.                                                                     111,632            1,084
* World Acceptance Corp.                                                            117,705            1,084
* Active Power, Inc.                                                                 64,783            1,081
  Empire District Electric Co.                                                       52,196            1,080
  Alliance Bancorp Inc.                                                              36,585            1,079
                                       19

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Factory 2-U Stores Inc.                                                            36,760            1,079
  National City Bancorporation                                                       36,040            1,079
  McGrath Rent Corp.                                                                 44,564            1,076
* Nuance Communications Inc.                                                         59,615            1,074
* Silicon Image, Inc.                                                               214,862            1,074
* Foamex International, Inc.                                                        144,857            1,072
  Pioneer Standard Electronics Inc.                                                  83,709            1,071
  USEC Inc.                                                                         127,018            1,071
* Acacia Research Corp.                                                              66,873            1,070
* Digital Insight Corp.                                                              48,433            1,070
* Hollywood Casino Corp.                                                            136,266            1,070
  IRT Property Co. REIT                                                              98,284            1,070
* Credit Acceptance Corp.                                                           138,734            1,068
* IXYS Corp.                                                                         68,343            1,066
* Read Rite Corp.                                                                   200,034            1,066
  Southwest Gas Corp.                                                                44,988            1,065
  EastGroup Properties, Inc. REIT                                                    47,025            1,063
* SeaChange International, Inc.                                                      58,935            1,063
* Water Pik Technologies, Inc.                                                      125,760            1,063
* SignalSoft Corp.                                                                   92,313            1,062
* Hexcel Corp.                                                                       83,221            1,061
* Ocular Sciences, Inc.                                                              41,757            1,061
  Churchill Downs, Inc.                                                              42,233            1,059
  Community Trust Bancorp Inc.                                                       44,132            1,059
* Teletech Holdings Inc.                                                            117,731            1,058
* Pericom Semiconductor Corp.                                                        67,231            1,057
  Inter-Tel, Inc.                                                                    88,621            1,055
  Town & Country Trust REIT                                                          51,677            1,054
*  UbiquiTel Inc.                                                                   138,442            1,052
* The Kroll-O'Gara Co.                                                              111,103            1,051
* On Assignment, Inc.                                                                58,365            1,051
* CorVel Corp.                                                                       28,187            1,050
  Pitt Des Moines, Inc.                                                              30,432            1,050
* Stein Mart, Inc.                                                                  101,525            1,050
  H.B. Fuller Co.                                                                    21,031            1,049
* ParkerVision, Inc.                                                                 40,098            1,049
* Kaneb Services, Inc.                                                              143,034            1,048
  CB Bancshares Inc./Hawaii                                                          29,705            1,047
  Lawrence Savings Bank                                                              80,150            1,045
* InterVoice-Brite, Inc.                                                             94,819            1,043
* Luminex Corp.                                                                      52,188            1,043
  Nash-Finch Co.                                                                     44,193            1,043
* Maxygen Inc.                                                                       53,688            1,042
  Bowne & Co., Inc.                                                                  90,538            1,041
* Urocor, Inc.                                                                       66,507            1,041
* The Medicines Co.                                                                  50,599            1,037
* TETRA Technologies, Inc.                                                           42,393            1,037
* Choice Hotel International, Inc.                                                   68,797            1,032
* Embarcadero Technologies, Inc.                                                     46,232            1,031
* Hovnanian Enterprises Class A                                                      71,034            1,031
  Wabash National Corp.                                                              85,083            1,030
* Gardner Denver Inc.                                                                50,063            1,029
  CPI Corp.                                                                          41,965            1,028
  Florida East Coast Industries, Inc. Class B                                        29,133            1,028
  BSB Bancorp, Inc.                                                                  44,573            1,027
* Kenneth Cole Productions, Inc.                                                     50,897            1,026
  Kramont Realty Trust                                                               74,928            1,025
* General Semiconductor, Inc.                                                        97,911            1,024
* First Republic Bank                                                                41,659            1,021
  Omega Financial Corp.                                                              31,720            1,021
* United Surgical Partners Intl, Inc.                                                42,550            1,021
  Federal Realty Investment Trust REIT                                               49,176            1,020
* Caliper Technologies Corp.                                                         48,393            1,019
* Wesco International, Inc.                                                         111,981            1,019
* McMoRan Exploration Co.                                                            67,856            1,018
* Ryan's Family Steak Houses, Inc.                                                   83,040            1,017
* Next Level Communications, Inc.                                                   150,521            1,016
  Arrow Financial Corp.                                                              40,066            1,012
  Anchor Bancorp Wisconsin Inc.                                                      63,416            1,008
* Beverly Enterprises, Inc.                                                          94,193            1,008
* United Capital Corp.                                                               41,153            1,008
* OPNET Technologies, Inc.                                                           56,307            1,006
  Modine Manufacturing Co.                                                           36,457            1,005
  Central Parking Corp.                                                              53,538            1,001
  Sun Communities, Inc. REIT                                                         28,260              999
* Stoneridge, Inc.                                                                   92,771              997
* Asyst Technologies, Inc.                                                           73,774              996
* Concurrent Computer Corp.                                                         142,246              996
* Nortek, Inc.                                                                       31,877              995
* NCI Building Systems, Inc.                                                         54,440              994
  CPB, Inc.                                                                          33,562              993
* Scientific Games Corp                                                             168,646              993
* Phton Dynamics, Inc,.                                                              36,733              992
* Merix Corp.                                                                        56,674              991
* Oplink Communications, Inc.                                                       263,711              989
* CompuCredit Corp.                                                                  89,327              987
  Dimon Inc.                                                                         98,612              986
  EDO Corp.                                                                          61,806              986
  The Macerich Co. REIT                                                              39,776              986
  Chesapeake Corp. of Virginia                                                       39,755              984
  Elcor Corp.                                                                        48,572              984
* ON Semiconductor Corp.                                                            216,116              983
  Coca-Cola Bottling Co.                                                             24,968              982
* Mechanical Technology Inc.                                                        135,451              977
  Sealed Air Corp.                                                                   24,451              977
  CNA Surety Corp.                                                                   69,748              976
* Genzyme Molecular Oncology                                                         72,032              976
* Sinclair Broadcast Group, Inc.                                                     94,733              976
  Flushing Financial Corp.                                                           40,781              975
  Great Atlantic & Pacific Tea Co., Inc.                                             65,881              975
* Progenics Pharmaceuticals, Inc.                                                    50,942              974
* Dril-Quip, Inc.                                                                    45,172              973
* Dendrite International, Inc.                                                       87,575              972
  The Stride Rite Corp.                                                             114,369              972

                                       20

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
  U.S.B. Holding Co., Inc.                                                           63,723              972
  UniSource Energy Corp.                                                             42,324              972
* Alcide Corp.                                                                       32,391              971
* Entegris Inc.                                                                      84,808              971
* RadiSys Corp.                                                                      42,515              971
* Alliance Semiconductor Corp.                                                       80,667              970
* Internet Capital Group, Inc.                                                      484,628              969
* LendingTree, Inc.                                                                 152,197              969
* Valence Technology                                                                150,637              969
* Catalytica Energy Systems, Inc.                                                    44,599              968
  Coachmen Industries, Inc.                                                          73,086              968
* Korn/Ferry International                                                           62,447              968
* TransMontaigne Inc.                                                               166,927              968
* Consolidated Graphics, Inc.                                                        56,879              967
* Berkshire Hathaway Inc. Class B                                                       420              966
* Boron, LePore & Associates, Inc.                                                   69,955              964
* Integrated Silicon Solution, Inc.                                                  69,367              964
  ABM Industries                                                                     25,846              963
* International Specialty Products, Inc.                                             90,851              963
* Mastec Inc.                                                                        72,913              962
  TF Financial Corp.                                                                 48,684              962
  Foster Wheeler Ltd.                                                               106,271              962
  Apogee Enterprises, Inc.                                                           76,878              960
* Daisytek International Corp.                                                       60,977              960
  JDN Realty Corp. REIT                                                              71,660              960
* Revlon, Inc. Class A                                                              132,392              960
* Advanced Tissue Sciences Inc.                                                     191,895              959
* Kensey Nash Corp.                                                                  57,308              959
* Molecular Devices Corp.                                                            47,781              958
* SkillSoft Corp.                                                                    27,946              957
* Universal Access, Inc.                                                            154,336              957
* Avigen, Inc.                                                                       44,312              953
  Otter Tail Corp.                                                                   34,346              953
* Zoll Medical Corp.                                                                 34,732              953
* Skechers U.S.A., Inc.                                                              32,516              950
* Modis Professional Services Inc.                                                  137,485              949
  Crown American Realty Trust REIT                                                  113,465              947
* Casella Waste Systems, Inc.                                                        75,708              946
  LSI Industries Inc.                                                                40,377              944
* New Focus, Inc.                                                                   114,310              943
* Pacificare Health Systems, Inc.                                                    57,817              942
  Standard Commercial Tobacco Co.                                                    53,631              942
  NUI Corp.                                                                          40,714              940
* America West Holdings Corp. Class B                                                94,067              938
* Guess ?, Inc.                                                                     140,028              938
* Lantronix, Inc.                                                                    91,075              938
* American Axle & Manufacturing Holdings, Inc.                                       56,290              937
* Immune Response                                                                   197,191              937
* Aether Systems, Inc.                                                              105,548              934
  Ryerson Tull, Inc.                                                                 69,265              934
* Shoe Carnival, Inc.                                                                77,816              934
* Nuevo Energy Co.                                                                   57,236              933
* Clayton Williams Energy, Inc.                                                      55,043              933
* AFC Enterprises, Inc.                                                              48,669              932
* StorageNetworks, Inc.                                                              54,853              932
* Belco Oil & Gas Corp.                                                             103,442              931
  Medford Bancorp, Inc.                                                              45,462              930
* Royal Appliance Manufacturing Co.                                                 152,910              930
* Atlas Air Worldwide Holdings, Inc.                                                 65,611              929
* Net.B@nk, Inc.                                                                     82,245              929
* Audiovox Corp.                                                                     83,635              928
* Schuler Homes Inc. Class A                                                         68,519              928
* General Maritime Corp.                                                             63,460              927
  Berry Petroleum Class A                                                            63,806              925
* Insurance Auto Auctions, Inc.                                                      54,284              923
* QRS Corp.                                                                          55,610              923
* Sirius Satellite Radio, Inc.                                                       75,751              923
  Airborne, Inc.                                                                     79,511              922
* MemberWorks, Inc.                                                                  39,806              921
* Optical Cable Corp.                                                                92,148              921
* XM Satellite Radio Holdings, Inc.                                                  56,852              921
  National Presto Industries, Inc.                                                   30,963              920
  Farmer Brothers, Inc.                                                               3,941              918
* 1-800-FLOWERS.COM, Inc.                                                            61,837              918
* Zygo Corp.                                                                         41,269              918
  SLI, Inc.                                                                         111,172              917
* Documentum, Inc.                                                                   70,896              916
* Lexicon Genetics Inc.                                                              73,216              915
* Charming Shoppes, Inc.                                                            152,373              914
* National Dentex Corp.                                                              43,095              914
  Tremont Corp.                                                                      25,760              914
  World Fuel Services Corp.                                                          76,485              914
* Applica Inc.                                                                      114,179              909
  NYMAGIC, Inc.                                                                      45,836              908
* Value City Department Stores, Inc.                                                 78,831              907
  Barnes Group, Inc.                                                                 36,655              905
  A. Schulman Inc.                                                                   67,019              905
  CIRCOR International, Inc.                                                         50,001              903
* IHOP Corp.                                                                         33,646              903
* Xo Communciations Inc.                                                            470,036              902
* Actuate Software Corp.                                                             94,393              901
* Instinet Group Inc.                                                                48,179              898
  X-Rite Inc.                                                                       101,465              897
* Intelidata Technologies Corp.                                                     151,808              896
* UTStarcom, Inc.                                                                    38,416              895
* Alexander's, Inc. REIT                                                             14,868              894
  Associated Estates Realty Corp. REIT                                               92,587              894
* Harmonic, Inc.                                                                     89,378              894
* J. Jill Group, Inc.                                                                44,113              893

                                       21

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
 SJW Corp.                                                                           10,439              893
* Key3Media Group, Inc.                                                              76,489              888
  Northwest Bancorp, Inc.                                                            84,392              886
  AREA Bancshares Corp.                                                              53,579              884
* United Therapeutics Corp.                                                          66,234              884
  California Independent Bancorp                                                     33,626              881
  Gorman-Rupp Co.                                                                    36,513              880
  Southwest Bancorp, Inc.                                                            35,984              877
  K-Swiss, Inc.                                                                      36,009              869
* MP3.com, Inc.                                                                     179,222              869
* Zomax Inc.                                                                         97,563              869
  Argonaut Group, Inc.                                                               43,104              866
  Penn Virginia Corp.                                                                26,328              866
* The Ackerley Group, Inc.                                                           77,161              865
* Geron Corp.                                                                        61,796              865
  Gold Banc Corp., Inc.                                                             111,612              864
* MetaSolv, Inc.                                                                    108,535              861
  Ameron International Corp.                                                         12,881              860
* CSK Auto Corp.                                                                    103,636              860
* EntreMed, Inc.                                                                     53,766              860
* Avatar Holding, Inc.                                                               37,366              859
* Per-Se Technologies, Inc.                                                         105,360              859
* Centennial Bancorp                                                                104,035              858
* The Phoenix Companies, Inc.                                                        46,000              856
* MEMC Electronic Materials, Inc.                                                   111,733              855
  Seacoast Banking Corp. of Florida Class A                                          24,391              855
* EMS Technologies, Inc.                                                             55,987              854
* I-STAT Corp.                                                                       57,827              852
* Chiles Offshore, Inc.                                                              47,967              851
* Provident Financial Holdings, Inc.                                                 36,586              851
  First Financial Corp.-Indiana                                                      17,646              849
* Keynote Systems Inc.                                                               77,496              849
  Middlesex Water Co.                                                                24,971              849
  Pilgrim's Pride Corp.                                                              67,668              849
* NextCard, Inc.                                                                     76,702              848
  First International Bancorp, Inc.                                                  98,440              847
  Flagstar Bancorp, Inc.                                                             40,465              846
  infoUSA Inc.                                                                      140,716              844
  Cobalt Corp.                                                                      120,465              843
  MIPS Technologies, Inc. Class B                                                    65,209              841
  Packard BioScience Co.                                                            101,177              840
  Mid Atlantic Realty Trust REIT                                                     66,855              836
  Versicor, Inc.                                                                     66,684              836
  Sanchez Computer Associates, Inc.                                                  63,045              835
  Forward Air Corp.                                                                  27,811              833
  Wallace Computer Services, Inc.                                                    50,338              833
  UCBH Holdings, Inc.                                                                27,400              832
  Aztar Corp.                                                                        68,489              829
  Allen Telecom Inc.                                                                 55,169              828
  CardioDynamics International Corp.                                                154,268              828
  Federal Agricultural Mortgage Corp. Class A                                        29,005              828
  Bandag, Inc.                                                                       30,248              826
  Lennox International Inc.                                                          75,446              826
  California Pizza Kitchen, Inc.                                                     35,442              824
  FLIR Systems, Inc.                                                                 32,940              824
  Integrated Electrical Services, Inc.                                               84,489              824
  Cambridge Technology Partners                                                     231,029              818
  Insignia Financial Group, Inc.                                                     67,076              818
  The Neiman Marcus Group, Inc. Class B                                              27,740              818
  Internap Network Services Corp.                                                   249,828              817
  Health Care REIT, Inc.                                                             34,342              816
  Spherion Corp.                                                                     90,785              813
  Deltagen, Inc.                                                                     90,370              812
  Community Bank System, Inc.                                                        28,976              811
  RailAmerica, Inc.                                                                  70,988              811
  Organogenesis, Inc.                                                               109,334              809
  UNOVA, Inc.                                                                       117,536              809
  Beasley Broadcast Group, Inc.                                                      47,558              808
  Thomas Nelson, Inc.                                                               114,737              807
  Bob Evans Farms, Inc.                                                              44,720              805
  Ciber, Inc.                                                                        84,587              804
  Tredegar Corp.                                                                     41,978              804
  Bangor Hydro-Electric Co.                                                          30,125              801
  Wolverine World Wide, Inc.                                                         44,828              801
  Great Southern Bancorp, Inc.                                                       30,424              799
  ORATEC Interventions, Inc.                                                         86,233              799
* Cole National Corp. Class A                                                        54,050              797
* DVI, Inc.                                                                          45,269              797
  Connecticut Water Services, Inc.                                                   22,998              795
  City Holding Co.                                                                   60,763              794
* Entrust, Inc.                                                                     112,002              794
* Hyperion Solutions Corp.                                                           52,944              794
* McAfee.com Corp.                                                                   64,661              794
* Curative Health Services Inc.                                                     125,661              792
  Lindsay Manufacturing Co.                                                          41,695              792
* Syntroleum Corp.                                                                   86,977              791
  Thornburg Mortgage, Inc.                                                           50,928              790
* Boston Beer Co., Inc. Class A                                                      91,514              789
  Cabot Industrial Trust REIT                                                        37,576              789
* IDT Corp.                                                                          58,342              788
* Rosetta Inpharmatics, Inc.                                                         50,841              788
* Charles River Associates Inc.                                                      44,976              787
  Commercial Net Lease Realty REIT                                                   55,221              787
  The Pep Boys (Manny, Moe & Jack)                                                   70,061              787
  Atlantic Tele-Network, Inc.                                                        59,240              786
  Massbank Corp.                                                                     20,391              785
* Sykes Enterprises, Inc.                                                            71,289              784
* PRI Automation, Inc.                                                               42,211              782
* Gulf Island Fabrication, Inc.                                                      54,243              781

                                       22

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Granite State Bankshares, Inc.                                                     33,934              780
* Packeteer, Inc.                                                                    62,215              780
  Consolidated-Tomoka Land Co.                                                       51,220              779
* Viewpoint Corp.                                                                    91,539              778
  Crown Cork & Seal Co., Inc.                                                       207,178              777
* RCN Corp.                                                                         141,584              777
* Antec Corp.                                                                        62,542              776
  Atlanta Sosnoff Capital                                                            69,897              776
  Caraustar Industries, Inc.                                                         84,371              776
* Miravant Medical Technology                                                        68,099              776
* Strattec Security Corp.                                                            22,347              776
* BankUnited Financial Corp.                                                         55,123              774
* Navigators Group, Inc.                                                             40,976              774
* Airgas, Inc.                                                                       64,996              773
* S&K Famous Brands Inc.                                                             74,733              773
* The Buckle, Inc.                                                                   40,781              771
* The Profit Recovery Group International, Inc.                                      67,306              771
  First Place Financial Corp.                                                        59,606              770
* Signal Technology Corp.                                                            71,663              770
* Spectra-Physics, Inc.                                                              33,279              770
* Fresh Del Monte Produce Inc.                                                       69,757              769
* Viasystems Group, Inc.                                                            255,124              768
* Extensity, Inc.                                                                    75,850              766
  Cubic Corp.                                                                        24,472              765
* AnswerThink Consulting Group, Inc.                                                 76,468              764
* Energy Partners, LTD.                                                              56,832              762
* Network Peripherals, Inc.                                                          65,096              762
* Sequenom, Inc.                                                                     54,383              761
* Petrocorp, Inc.                                                                    81,020              759
* Syntel, Inc.                                                                       98,594              759
* Applied Innovation Inc.                                                            90,538              756
* Encompass Services Corp.                                                           84,499              756
*  Sequa Corp. Class A                                                               16,619              756
* Horizon Offshore, Inc.                                                             55,923              755
* Priority Healthcare Corp. Class A                                                  26,696              755
* Il Fornaio (America) Corp.                                                         65,491              753
* Waste Connections, Inc.                                                            20,909              753
* Century Business Services, Inc.                                                   139,027              751
* Griffin Land & Nurseries, Inc.                                                     45,190              751
* Wyndham International, Inc. Class A                                               300,330              751
* Sonosite, Inc.                                                                     38,685              750
* Vitria Technology, Inc.                                                           217,532              748
* Giant Industries, Inc.                                                             84,849              747
  PolyOne Corp.                                                                      71,718              747
* Texas Biotechnology Corp.                                                          88,977              746
* Anaren Microwave, Inc.                                                             37,191              744
* Florida Banks, Inc.                                                               122,669              742
  Keithley Instruments Inc.                                                          34,817              742
* Telular Corp.                                                                      73,611              742
* Trammell Crow Co.                                                                  66,928              740
* Sciclone Pharmaceuticals                                                          126,737              739
* Superior Consultant Holdings Corp.                                                160,588              739
* Todd Shipyards Corp.                                                               92,335              739
* Terex Corp.                                                                        34,830              738
  Corporate Office Properties Trust, Inc. REIT                                       73,660              737
* Neon Communications, Inc.                                                         105,350              736
  Sauer-Danfoss, Inc.                                                                77,821              735
  Tanger Factory Outlet Centers, Inc. REIT                                           31,902              734
* Collins & Aikman Corp.                                                            118,219              733
  Getty Realty Holding Corp.                                                         38,187              732
  Met-Pro Corp.                                                                      54,252              732
  Hancock Fabrics, Inc.                                                              81,463              729
* Avant! Corp.                                                                       54,733              728
* Hollywood Entertainment Corp.                                                      85,941              727
* Titanium Metals Corp.                                                              72,689              727
* Aftermarket Technology Corp.                                                       98,831              726
  Milacron Inc.                                                                      46,230              724
  Riviana Foods, Inc.                                                                39,903              724
* Aclara Biosciences, Inc.                                                           72,894              722
  BP Prudhoe Bay Royalty Trust                                                       50,468              722
* Celeritek, Inc.                                                                    48,261              722
  HF Financial Corp.                                                                 51,464              722
* Quicksilver Resources, Inc.                                                        40,120              722
* Consolidated Freightways Corp.                                                     80,206              719
* First Consulting Group, Inc.                                                       99,749              718
  Ameriserv Financial Inc.                                                          139,159              717
  Bryn Mawr Bank Corp.                                                               23,122              717
  State Financial Services Corp. Class A                                             56,272              717
* Key Production Company, Inc.                                                       42,984              716
* SpeechWorks International Inc.                                                     45,509              714
  GenCorp, Inc.                                                                      55,611              712
* I.D. Systems, Inc.                                                                125,190              712
* BioMarin Pharmaceutical Inc.                                                       53,662              709
* NS Group Inc.                                                                      53,074              709
* Healthcare.com Corp.                                                              154,929              708
  Heritage Financial Corp.                                                           66,538              708
* Material Sciences Corp.                                                            71,562              707
* Multex.com Inc.                                                                    43,510              707
  Quaker Chemical Corp.                                                              37,214              707
* Cumulus Media Inc.                                                                 52,001              706
* ITC DeltaCom, Inc.                                                                176,414              706
* Genome Therapeutics Corp.                                                          47,528              705
* Layne Christensen Co.                                                              82,836              704
  Midas Inc.                                                                         55,435              704
* Loudcloud, Inc.                                                                   231,028              702
* ONYX Software Corp.                                                                87,272              698
  Sizzlers Property Investors, Inc. REIT                                             73,624              697
* Tollgrade Communications, Inc.                                                     24,472              697
  BankAtlantic Bancorp, Inc. Class A                                                 80,084              696

                                       23

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Capstead Mortage Corp. REIT                                                        39,053              695
* Lexent Inc.                                                                        80,469              695
* Three-Five Systems, Inc.                                                           38,640              695
* Hoenig Group, Inc.                                                                 62,830              694
* Kaiser Aluminum Corp.                                                             174,302              694
  MutualFirst Financial Inc.                                                         47,853              694
  Columbia Bancorp                                                                   53,074              693
* AXYS Pharmaceuticals, Inc.                                                        164,826              692
* Regeneration Technologies, Inc.                                                    78,660              692
* RMH Teleservices, Inc.                                                             53,367              689
* Avici Systems Inc.                                                                 80,235              688
* Docent, Inc.                                                                       68,681              687
  RFS Hotel Investors, Inc. REIT                                                     43,513              687
* Alexion Pharmaceuticals, Inc.                                                      28,483              684
* Lifeline Systems, Inc.                                                             34,607              684
* The Gymboree Corp.                                                                 80,396              683
* AT&T Latin America Corp.- Class A                                                 136,987              682
  Phillips-Van Heusen Corp.                                                          47,373              682
* Startek, Inc.                                                                      30,118              681
* eSPEED, Inc.                                                                       30,899              680
* Orchid Biosciences                                                                 88,886              680
* Momentum Business Applications, Inc.                                               49,925              679
  WSFS Financial Corp.                                                               39,492              679
  NCH Corp.                                                                          17,303              677
* Adelphia Business Solutions, Inc.                                                 164,960              676
  Lance, Inc.                                                                        50,002              675
  Art Technology Group, Inc.                                                        115,934              672
  Kforce Inc.                                                                       103,371              672
  Mortons Restaurant Group                                                           34,052              672
  Fidelity Bancorp, Inc.                                                             30,049              671
  Central Vermont Public Service Corp.                                               35,426              670
* Wackenhut Corrections Corp.                                                        51,123              670
* JNI Corp.                                                                          47,708              668
* APW Ltd.                                                                           65,389              664
* Lydall, Inc.                                                                       55,267              663
* Witness Systems, Inc.                                                              60,294              663
* Stratus Properties Inc.                                                            60,181              662
  Merchants Bancshares, Inc.                                                         21,486              661
* Wiser Oil Co.                                                                      94,148              659
* PharmaNetics, Inc.                                                                 62,589              658
* Aviall Inc.                                                                        59,878              657
* Unifi, Inc.                                                                        77,333              657
* Proxim, Inc.                                                                       46,518              656
  Zenith National Insurance Corp.                                                    24,286              656
  HEICO Corp.                                                                        34,110              655
* Labor Ready, Inc.                                                                 124,620              653
* SONICblue Inc.                                                                    197,972              653
  First South Bancorp, Inc.                                                          24,147              652
* Remington Oil & Gas Corp.                                                          34,342              652
* Sipex Corp.                                                                        55,978              651
* Auspex Systems, Inc.                                                               90,781              648
* Benihana Inc. Class A                                                              48,902              648
  First Financial Bankshares, Inc.                                                   20,860              647
  Correctional Properties Trust REIT                                                 45,272              645
* SeraCare, Inc.                                                                     92,457              645
* Vysis, Inc.                                                                        25,614              645
* Numerex Corp.                                                                      71,026              643
* Rohn Industries Inc.                                                              135,319              643
* Aquila, Inc.                                                                       26,049              642
* IDT Corp. Class B                                                                  58,342              642
  Century Bancorp, Inc. Class A                                                      31,610              639
* Acceptance Insurance Cos. Inc.                                                    121,172              636
  United Mobile Homes, Inc. REIT                                                     58,112              636
  Winston Hotels, Inc. REIT                                                          61,230              636
* InKine Pharmaceutical Company, Inc.                                               129,693              635
* Pegasus Solutions Inc.                                                             55,014              635
* Petroleum Helicopters, Inc.                                                        35,415              634
  Peoples Holding Co.                                                                19,188              633
* Matria Healthcare, Inc.                                                            40,171              632
* Nu Horizons Electronics Corp.                                                      66,444              631
* OfficeMax, Inc.                                                                   170,687              630
  Spartan Motors, Inc.                                                              159,027              628
* Steel Dynamics, Inc.                                                               50,245              628
  Newmil Bancorp, Inc.                                                               54,050              626
* Manufacturers' Services Limited                                                   104,978              625
* Inet Technologies, Inc.                                                            76,138              624
* Mattson Technology, Inc.                                                           35,700              624
* Uniroyal Technology Corp.                                                          73,353              624
* Applied Molecular Evolution                                                        49,562              619
  Coastal Bancorp, Inc.                                                              19,329              618
  Fedders Corp.                                                                     118,894              618
* Genrad, Inc.                                                                      102,624              616
* Heidrick & Struggles International, Inc.                                           30,320              616
  Myers Industries, Inc.                                                             40,776              616
* American Bank Note Holographics, Inc.                                             266,100              615
* Paradigm Genetics, Inc.                                                            68,306              615
* Corrections Corp of America                                                        38,491              614
  Horizon Financial Corp.                                                            57,968              614
  Mueller (Paul) Co.                                                                 19,568              614
* Click Commerce, Inc.                                                               67,958              612
* Satcon Technology Corp.                                                            58,433              611
  Summit Bancshares, Inc.                                                            32,488              611
* Ace Cash Express, Inc.                                                             59,367              609
* Chalone Wine Group Ltd.                                                            50,369              609
* Sangamo BioSciences, Inc.                                                          41,626              609
  Kilroy Realty Corp. REIT                                                           20,896              608
  Stepan Co.                                                                         23,220              608
* Tower Automotive, Inc.                                                             59,361              608
* NetRatings, Inc.                                                                   42,185              607
* Digex, Inc.                                                                        46,631              606

                                       24

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Drexler Technology Corp.                                                           50,451              606
* DigitalThink, Inc.                                                                 86,048              604
  L. S. Starrett Co. Class A                                                         29,464              604
* Gadzooks, Inc.                                                                     46,095              603
* Allscripts Healthcare Solutions, Inc                                               66,838              602
* Digi International, Inc.                                                           68,879              602
* Comstock Resources, Inc.                                                           58,635              601
* iGATE Capital Corp.                                                               167,026              601
* Zebra Technologies Corp. Class B                                                   12,240              601
  FBL Financial Group, Inc. Class A                                                  33,266              599
* Perry Ellis International Corp.                                                    74,977              596
* U.S. Vision, Inc.                                                                 173,639              596
* W-H Energy Services, Inc.                                                          31,345              596
  Oxford Industries, Inc.                                                            27,019              594
* Terayon Communications Systems, Inc.                                               96,987              594
* Deltek Systems, Inc.                                                               83,123              592
* Syntellect Inc.                                                                   215,322              592
* K2 Inc.                                                                            51,671              591
* CenterSpan Communications Corp.                                                    56,098              590
* DT Industries, Inc.                                                                84,200              590
* Volt Information Sciences Inc.                                                     33,738              590
  Landry's Restaurants, Inc.                                                         34,537              587
  Oregon Trail Financial Corp.                                                       40,196              587
* ePlus Inc.                                                                         55,634              586
* QuickLogic Corp.                                                                   97,364              586
* Somera Communications, Inc.                                                        81,562              584
* Hyseq, Inc.                                                                        50,732              583
* Mapics Inc.                                                                        96,977              582
* The IT Group, Inc.                                                                 91,524              581
  Pacific Capital Bancorp                                                            19,081              581
* Acmat Corp. Class A                                                                60,347              580
* Identix, Inc.                                                                      92,587              579
* Software Spectrum, Inc.                                                            47,711              578
  Bassett Furniture Industries, Inc.                                                 45,750              576
  Bush Industries, Inc.                                                              43,587              573
* Embrex, Inc.                                                                       36,781              572
* Hector Communications Corp.                                                        44,979              571
* Danielson Holdings Corp.                                                          128,011              570
* Western Multiplex Corporation                                                      82,872              569
* Clarent Corp.                                                                      61,838              568
* Insmed Incorporated                                                                63,225              568
  Alamo Group, Inc.                                                                  39,806              567
* Nanogen, Inc.                                                                      83,514              567
* Argonaut Technologies Inc.                                                        108,402              564
* Candela Corp.                                                                      85,904              563
* Aspect Communications Corp.                                                        80,136              560
* Spanish Broadcasting System, Inc.                                                  68,001              558
  HMN Financial, Inc.                                                                32,537              556
  Green Mountain Power Corp.                                                         34,751              555
* Illumina, Inc.                                                                     47,078              555
* Carriage Services, Inc.                                                            97,196              553
* Comcast Corp. Class A                                                              12,860              552
* Nastech Pharmaceutical Co., Inc.                                                   56,009              552
* Syms Corp.                                                                         97,226              551
* ZixIt Corp.                                                                        60,174              551
  Covest Bankshares, Inc.                                                            35,903              550
* F5 Networks, Inc.                                                                  31,296              550
* Wackenhut Corp.                                                                    31,872              550
* DiamondCluster International, Inc.                                                 43,155              549
* Cell Pathways, Inc.                                                                86,646              548
* Datastream Systems, Inc.                                                           72,640              548
* Hawthorne Financial Corp.                                                          30,096              546
  Virco Manufacturing Corp.                                                          53,046              546
* Gentiva Health Services, Inc.                                                      30,204              544
* PC-Tel, Inc.                                                                       59,025              544
  First Federal Bancshares of Arkansas, Inc.                                         26,125              543
  Gerber Scientific, Inc.                                                            49,464              542
  Resource Bancshares Mortgage Group, Inc.                                           74,148              541
  CompX International Inc.                                                           45,197              540
  Meridian Bioscience Inc.                                                          103,835              540
* Ampal-American Israel Corp.                                                        89,099              539
* Sorrento Networks Corp.                                                            44,953              539
* Visual Networks, Inc.                                                              61,562              539
  Innkeepers USA Trust REIT                                                          44,879              538
* IMRglobal Corp.                                                                    49,172              537
* Midwest Express Holdings, Inc.                                                     30,928              537
  Tech/Ops Sevcon, Inc.                                                              56,781              537
  Anthracite Capital Inc.                                                            48,489              536
* Aware, Inc.                                                                        59,147              532
* Hologic, Inc.                                                                      78,294              532
  SJNB Financial Corp.                                                               12,308              532
* Traffix, Inc.                                                                     158,833              532
* The Dress Barn, Inc.                                                               23,338              531
* Ista Pharmaceuticals Inc.                                                         163,518              531
  Prime Group Realty Trust REIT                                                      39,318              531
* PriceSmart, Inc.                                                                   12,195              530
* LCC International, Inc. Class A                                                    79,637              527
* Viacom Inc. Class A                                                                 9,906              525
* OTG Software, Inc.                                                                 74,830              524
  Three Rivers Bancorp, Inc.                                                         46,537              524
  Community Banks, Inc.                                                              18,297              521
* Kana Software, Inc.                                                               255,464              521
* Financial Federal Corp.                                                            17,956              520
* Orbital Sciences Corp.                                                            134,149              520
* Wave Systems Corp.                                                                 96,432              518
* Dyax Corp.                                                                         27,181              516
  Ampco-Pittsburgh Corp.                                                             45,374              513
* Success Bancshares, Inc.                                                           27,805              512
* Proton Energy Systems, Inc.                                                        42,477              510


                                       25

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* BTU International, Inc.                                                            83,488              509
  Howell Corp.                                                                       44,665              509
  United Fire & Casualty Co.                                                         17,359              507
* Switchboard Inc.                                                                   85,689              506
  North Valley Bancorp                                                               35,805              505
* Predictive Systems, Inc.                                                          125,963              504
* Digital Generation Systems                                                        120,905              502
* Mayor's Jeweler's, Inc.                                                           120,937              502
  Ambanc Holding Co., Inc.                                                           25,952              501
  Greater Delaware Valley Savings Bank                                               30,671              501
* Orapharma Inc.                                                                     88,128              501
* Department 56 Inc.                                                                 65,369              500
  First Bancorp North Carolina                                                       20,313              500
* Navigant International, Inc.                                                       35,742              500
  Armstrong Holdings, Inc.                                                          140,338              498
  Hudson River Bancorp. Inc.                                                         27,481              497
* SureBeam Corp.                                                                     28,976              496
* Tyler Technologies, Inc.                                                          206,734              496
* Rainbow Technologies, Inc.                                                         88,317              494
  Exide Corp.                                                                        42,764              492
* Prodigy Communications Corp. Class A                                               86,441              492
  Titan International, Inc.                                                         120,539              492
* Eden Bioscience Corp.                                                              49,108              491
* Management Network Group Inc.                                                      80,490              491
  U.S. Industries, Inc.                                                             119,202              489
* Covansys Corp.                                                                     43,220              488
* Maxxam Inc.                                                                        19,729              488
* Davox Corp.                                                                        58,343              484
* Gulfmark Offshore, Inc.                                                            15,614              482
* William Lyon Homes, Inc.                                                           38,586              482
  Methode Electronics, Inc. Class A                                                  56,001              482
* Rochester Medical Corp.                                                            79,639              482
* Sunrise Telecom Inc.                                                               81,011              482
* Greka Energy Corp.                                                                 43,844              481
  UniFirst Corp.                                                                     25,321              481
  G & L Realty Corp. REIT                                                            35,458              478
* IKOS Systems, Inc.                                                                 64,783              477
  Luby's, Inc.                                                                       48,546              475
* PJ America Inc.                                                                    56,196              475
  Standard Motor Products, Inc.                                                      35,708              475
  Calgon Carbon Corp.                                                                60,318              473
* Prime Hospitality Corp.                                                            39,806              472
  Herbalife International Class A                                                    47,109              471
* MeriStar Hotels & Resorts, Inc. REIT                                              261,664              471
  Southern Peru Copper Corp.                                                         38,147              471
* TTM Technologies, Inc.                                                             53,400              470
  Blair Corp.                                                                        28,781              469
* Digital River, Inc.                                                               104,239              469
  Donnelly Corp.                                                                     32,903              467
* Laser Vision Centers, Inc.                                                        176,119              467
* Nashua Corp.                                                                       67,215              467
* Amerco, Inc.                                                                       20,878              466
* Wireless Facilities, Inc.                                                          71,693              466
* EEX Corp.                                                                         172,255              465
* Pinnacle Entertainment, Inc.                                                       63,123              464
* EZCORP, Inc.                                                                      203,809              463
* Peco II, Inc.                                                                      70,753              463
  Tenneco Automotive, Inc.                                                          141,263              461
  Patriot Bank Corp.                                                                 45,732              460
  BNP Residential Properties, Inc.                                                   45,806              459
* Tractor Supply Co.                                                                 28,684              459
  Brookline Bancorp, Inc.                                                            32,527              457
* Innotrac Corp.                                                                     60,858              456
  The Marcus Corp.                                                                   32,684              456
* CacheFlow Inc.                                                                     92,236              455
* The Good Guys, Inc.                                                               123,560              455
* AP Pharma Inc.                                                                    150,724              452
  Colonial Properties Trust REIT                                                     14,669              452
  First Keystone Financial, Inc.                                                     31,903              451
* NPC International Class A                                                          41,561              449
* National Health Investors REIT                                                     43,610              449
  Analysts International Corp.                                                      100,343              448
* Neurocrine Biosciences, Inc.                                                       11,200              448
* Fairchild Corp.                                                                    63,588              446
  Santander BanCorp                                                                  22,755              445
* Inforte Corp.                                                                      36,304              444
  Vector Group Ltd.                                                                  13,866              443
* Mossimo, Inc.                                                                     128,200              442
* Pinnacle Holdings Inc. REIT                                                        73,508              442
* Local Financial Corp.                                                              34,098              440
* Pharmacyclics, Inc.                                                                12,989              440
* Pinnacle Systems, Inc.                                                             72,781              440
  Steelcase Inc.                                                                     36,855              440
* Digitas Inc.                                                                       99,610              438
* Optical Communication Products, Inc.                                               41,163              438
* Dave & Busters                                                                     51,935              437
* Investors Capital Holdings, Ltd.                                                  123,757              436
  National Steel Corp. Class B                                                      253,567              436
* Friendly Ice Cream Corp.                                                          188,936              435
* HotJobs.com Ltd.                                                                   48,293              435
  Lone Star Steakhouse & Saloon, Inc.                                                33,520              435
* Superior Telecom Inc.                                                             154,249              435
  Cascade Bancorp                                                                    38,304              433
* Navigant Consulting, Inc.                                                          52,830              433
* Ceres Group, Inc.                                                                  79,334              432
  Plains All American Pipeline, L..P.                                                18,660              432
* Earthshell Corp.                                                                  126,440              430
  Oriental Financial Group                                                           22,634              430
  A.O. Smith Corp.                                                                   24,000              430
* iManage, Inc.                                                                     117,223              428
  Oneida Ltd.                                                                        21,051              428
* U.S. Energy Corp.                                                                  87,270              428

                                       26

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Lynx Therapeutics Inc.                                                             62,466              427
  Universal Health Realty Income REIT                                                19,778              427
  Equity Inns, Inc. REIT                                                             43,318              425
* First Union Real Estate REIT                                                      184,692              425
  American Land Lease, Inc.                                                          34,230              424
* Concord Communications, Inc.                                                       47,025              423
* Del Monte Foods Co.                                                                50,444              423
* Zoltek Cos., Inc.                                                                  95,221              423
* ITXC Corp.                                                                         60,180              421
* LCA-Vision, Inc.                                                                  168,528              421
* Preview Systems, Inc.                                                             122,032              421
* SONUS Pharmaceuticals, Inc.                                                       129,417              421
* Garden Fresh Restaurant Corp.                                                      55,318              420
* WJ Communications, Inc.                                                            90,260              420
* Braun Consulting, Inc.                                                             52,032              419
  Hughes Supply, Inc.                                                                17,720              419
* Encore Wire Corp.                                                                  35,111              417
* Universal Compression Holdings, Inc.                                               14,606              415
  Advanced Marketing Services                                                        19,840              414
* Mail-Well, Inc.                                                                    97,075              413
  Frontier Oil Corp.                                                                 31,077              412
* Artisoft, Inc.                                                                     89,606              407
* hi/fn, inc.                                                                        26,922              407
* SITEL Corp.                                                                       254,415              407
* Samsonite Corp.                                                                   140,996              402
* Tripath Technology Inc.                                                            35,659              401
* Cosine Communications, Inc.                                                       178,694              400
* NMS Communications Corp.                                                           57,147              400
  Oil-Dri Corp. of America                                                           49,246              399
* Alliance Pharmaceutical Corp.                                                     176,727              398
  Transcontinental Realty Investors, Inc. REIT                                       30,552              397
  Waypoint Financial Corp.                                                           31,794              397
  Oak Hill Financial, Inc.                                                           27,824              394
  Angelica Corp.                                                                     35,741              393
  BancFirst Ohio Corp.                                                               17,313              392
* Trans World Entertainment Corp.                                                    41,269              392
  AMCOL International Corp.                                                          65,152              391
* American Medical Security Group, Inc.                                              70,147              391
  PS Business Parks, Inc. REIT                                                       13,951              391
* SpaceLabs Medical, Inc.                                                            32,046              391
* Aksys, Ltd.                                                                        37,528              390
  Allen Organ Co.                                                                    11,383              390
* TBC Corp.                                                                          40,675              390
* Tradestation Group Inc.                                                            73,496              390
  Omnova Solutions Inc.                                                              53,367              389
* Procom Technology, Inc.                                                            43,025              389
  Pulaski Financial Corp.                                                            27,399              389
* Jacobson Stores Inc.                                                              114,022              388
  Superior Uniform Group, Inc.                                                       40,033              388
* Lifecore Biomedical Inc.                                                           77,367              387
* Regent Communications, Inc.                                                        32,293              387
  Hunt Corp.                                                                         59,416              386
* iBasis, Inc.                                                                       77,122              386
* Genta Inc.                                                                         28,781              385
* ISCO, Inc.                                                                         51,312              385
* The Sports Authority, Inc.                                                        109,828              385
* WatchGuard Technologies, Inc.                                                      37,571              385
* Thermo Fibertek, Inc.                                                             131,930              383
* Oxigene, Inc.                                                                      72,624              382
  Senior Housing Properties Trust REIT                                               29,406              382
* Pegasystems Inc.                                                                  111,612              381
  Timberline Software Corp.                                                          74,054              381
* Actuant Corp.                                                                      23,065              379
* PictureTel Corp.                                                                   67,611              379
  Bridge View Bancorp                                                                25,867              378
* Magnum Hunter Resources Inc.                                                       42,342              377
  Maine Public Service Co.                                                           13,120              377
* ACTV, Inc.                                                                        113,037              376
* Columbia Banking System, Inc.                                                      29,458              376
* Netopia, Inc.                                                                      61,269              376
* Silicon Graphics, Inc.                                                            270,637              376
* Advanced Lighting Technologies, Inc.                                               84,977              374
* PTEK Holdings, Inc.                                                               142,832              374
* Cheap Tickets, Inc.                                                                24,728              373
* Vivus, Inc.                                                                       120,294              373
* World Wrestling Federation Entertainment, Inc.                                     26,859              371
  Team Financial, Inc.                                                               46,342              370
* H.D. Vest, Inc.                                                                    17,653              369
* InVision Technologies, Inc.                                                        94,636              364
* Old Dominion Freight Line, Inc.                                                    37,291              364
  Amcast Industrial Corp.                                                            42,441              363
* SmartDisk Corp.                                                                    87,741              363
  Wolohan Lumber Co.                                                                 35,296              362
* Martha Stewart Living Omnimedia, Inc.                                              15,624              361
* Roxio, Inc.                                                                        27,769              361
* Owens Corning                                                                     179,024              360
  Conoco Inc. Class A                                                                12,700              358
* Lazare Kaplan International, Inc.                                                  68,759              358
* York Research Corp.                                                               113,367              357
  Apex Mortgage Capital, Inc. REIT                                                   31,356              356
* Curon Medical Inc.                                                                177,560              355
* CB Richard Ellis Services, Inc.                                                    22,342              351
* Biosite Diagnostics, Inc.                                                           7,800              349
* V.I. Technologies, Inc.                                                            30,854              347
* Crossroads Systems, Inc.                                                           53,344              346
* Latitude Communications, Inc.                                                     172,417              345
  Penford Corp.                                                                      29,751              345
* Bethlehem Steel Corp.                                                             169,876              343
  Comdisco, Inc.                                                                    258,121              343

                                       27

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Tanning Technology Corp.                                                           70,440              342
  A.M. Castle & Co.                                                                  25,189              340
* TiVo Inc.                                                                          61,745              340
* Designs, Inc.                                                                      72,111              339
* Quality Systems, Inc.                                                              26,049              339
  Intermet Corp.                                                                     59,806              338
* Cellstar Corp.                                                                    156,579              337
* Copper Mountain Networks, Inc.                                                     82,278              337
* Cytoclonal Pharmaceutics Inc.                                                      92,359              337
* Ditech Communications Corp.                                                        45,404              337
* Netro Corp.                                                                        79,522              337
* Diametrics Medical, Inc.                                                          120,149              336
  Ziegler Cos., Inc.                                                                 20,976              336
* Clarus Corp.                                                                       54,486              335
* Immucor Inc.                                                                       98,336              334
  Investors Title Co.                                                                21,952              333
* IntraBiotics Pharmaceuticals, Inc.                                                228,955              332
* Biospherics, Inc.                                                                  36,777              331
* SCM Microsystems, Inc.                                                             31,685              330
* Wellsford Real Properties Inc.                                                     17,074              330
* Divine Inc.                                                                       156,796              329
* Multilink Technology Corp.                                                         23,000              329
* M&F Worldwide Corp.                                                                84,957              327
* ANC Rental Corp.                                                                  108,825              326
  FNB Financial Services Corp.                                                       23,122              326
* ShopKo Stores, Inc.                                                                44,825              326
* Blue Martini Software, Inc.                                                       108,392              325
* Lancer Corp.                                                                       50,913              323
* SpeedFam-IPEC, Inc.                                                               101,222              323
  Gentek, Inc.                                                                       60,567              321
* Choice One Communications Inc.                                                     47,474              320
* Correctional Services Corp.                                                       149,060              320
* Adept Technology, Inc.                                                             32,265              319
* Electric Fuel Corp.                                                               125,529              319
* VerticalNet, Inc.                                                                 128,149              319
* Brightpoint, Inc.                                                                 109,758              318
  Cadmus Communications                                                              28,586              318
  Suffolk Bancorp                                                                     7,069              317
* Technisource, Inc.                                                                201,564              316
* Cannondale Corp.                                                                   79,392              313
* Capital Trust Class A                                                              48,471              313
* Black Hawk Gaming & Development Co., Inc.                                          29,137              310
  FINOVA Group, Inc.                                                                 83,346              308
  Puerto Rican Cement Co., Inc.                                                      12,976              308
* LMI Aerospace, Inc.                                                                76,903              307
  USG Corp.                                                                          72,575              306
* Applied Microsystems Corp.                                                         57,075              305
* Sizzler International                                                             210,661              305
  Synalloy Corp.                                                                     44,135              305
* Workflow Management, Inc.                                                          49,195              305
* A.C. Moore Arts & Crafts, Inc.                                                     20,293              304
  W.P. Carey & Co. LLC                                                               16,359              303
* Curis, Inc.                                                                        47,909              302
* eResearch Technology, Inc.                                                         51,183              302
* 3 Dimensional Pharmaceuticals                                                      31,420              302
* Daily Journal Corp.                                                                10,522              301
* MGI Pharma, Inc.                                                                   24,072              301
* Variagenics, Inc.                                                                  78,830              300
* Track Data Corp.                                                                  204,492              299
* ebix.com Inc.                                                                     155,885              298
* Hartmarx Corp.                                                                    118,636              298
* Storage Computer Corp.                                                             46,574              298
* WorldGate Communications, Inc.                                                     58,342              298
* Metawave Communications Corp.                                                      57,233              297
* Ramtron International Corp.                                                        95,777              297
* California Amplifier, Inc.                                                         73,060              296
  Hopfed Bancorp, Inc.                                                               24,195              296
* Carrier Access Corp.                                                               49,258              295
* Covista Communications, Inc.                                                       56,275              295
* Support.com, Inc.                                                                  45,687              295
* Hayes Lemmerz International, Inc.                                                  45,796              293
* Hycor Biomedical Inc.                                                              43,989              293
* The TriZetto Group, Inc.                                                           31,708              293
* Enesco Group, Inc.                                                                 48,183              292
* Large Scale Biology Corp.                                                          40,781              290
* Radio Unica Corp.                                                                  97,286              290
* Capital Pacific Holdings, Inc.                                                     72,169              289
* Budget Group, Inc.                                                                119,588              287
* COMARCO, Inc.                                                                      19,281              286
  LTC Properties, Inc. REIT                                                          62,830              286
* Serologicals Corp.                                                                 13,300              284
* Spectranetics Corp.                                                               111,221              284
* Baldwin Technology Class A                                                        235,419              283
* Cysive, Inc.                                                                       89,229              283
* NZ Corp.                                                                           66,552              283
* Focal Communications Corp.                                                        119,415              282
  Mississippi Chemical Corp.                                                         91,206              282
  Resource America, Inc.                                                             21,366              280
* TSR, Inc.                                                                          50,147              280
* Maxim Pharmaceuticals, Inc.                                                        44,211              279
* Aetrium, Inc.                                                                     121,076              278
  Comm Bancorp, Inc.                                                                  9,621              278
* Covad Communications Group, Inc.                                                  274,892              278
* GraphOn Corp.                                                                     109,270              278
* Ciphergen Biosystems, Inc.                                                         40,999              277
* Mesaba Holdings, Inc.                                                              30,025              277
* Twinlab Corp.                                                                     106,832              276
* Integrated Telecom Express, Inc.                                                  134,867              275
* Gartner, Inc. Class B                                                              29,755              274
* J Net Enterprises, Inc.                                                            67,890              274

                                       28

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Laser Mortgage Managenagement, Inc.                                                68,455              273
  Lillian Vernon Corp.                                                               38,537              272
* TransPro Inc.                                                                      71,636              272
  HEICO Corp. Class A                                                                15,109              271
  Schnitzer Steel Industries, Inc. Class A                                           19,025              271
* Seven Seas Petroleum Inc.                                                         112,851              271
* Computer Horizons Corp.                                                            86,871              270
* Comshare                                                                           84,002              270
* ePresence, Inc.                                                                    73,001              269
* OSCA, Inc.                                                                         12,939              268
* Transworld Healthcare Inc.                                                         83,126              266
  Federal-Mogul Corp.                                                               156,872              265
* Mobius Management Systems, Inc.                                                    80,197              265
* Helen of Troy Corp.                                                                29,828              264
* All American Semiconductor, Inc.                                                   43,281              263
* Artisan Components, Inc.                                                           25,464              260
  Salient 3 Communications Class A                                                  109,661              260
* VA Linux Systems, Inc.                                                             73,785              258
* V-One Corp.                                                                       197,136              258
* Park-Ohio Holdings Corp.                                                           53,484              257
* Viant Corp.                                                                       137,563              257
* Echo Bay Mines Ltd.                                                               260,866              256
  Greater Community Bancorp                                                          23,795              256
* Extended Systems Inc.                                                              36,586              253
* Vyyo Inc.                                                                         170,953              253
  Katy Industries, Inc.                                                              53,269              252
* Big Dog Holdings, Inc.                                                             66,050              251
* Perficient, Inc.                                                                   72,490              251
* Network Plus Corp.                                                                 92,099              250
  Staff Leasing,Inc.                                                                 65,562              250
* New Frontier Media, Inc.                                                           95,902              249
* Prima Energy Corp.                                                                 10,342              249
* General Binding Corp.                                                              23,387              248
* US SEARCH.com Inc.                                                                115,126              248
* Comfort Systems USA, Inc.                                                          68,294              247
* MIPS Technologies, Inc.                                                            14,306              247
* Todhunter International, Inc.                                                      31,517              247
* ANSYS, Inc.                                                                        13,156              246
* OmniSky Corp.                                                                     122,571              245
* Level 8 Systems Inc.                                                               51,514              244
* SilverStream Software, Inc.                                                        34,612              244
  Citizens First Financial Corp.                                                     15,513              243
* C-bridge Internet Solutions, Inc.                                                 146,964              242
  BCSB Bankcorp, Inc.                                                                26,049              241
* Computer Task Group, Inc.                                                          66,335              241
* EXE Technologies, Inc.                                                             40,956              240
* PurchasePro.com, Inc.                                                             161,970              240
* Troy Group, Inc.                                                                   55,806              240
* Gilman & Ciocia, Inc.                                                              81,806              239
* Glenayre Technologies, Inc.                                                       186,956              239
* Direct Focus, Inc.                                                                  5,000              238
* FMC Technologies Inc.                                                              11,500              237
* Primus Knowledge Solutions, Inc.                                                   39,611              237
* Net2Phone, Inc.                                                                    38,945              234
* Liberty Digital, Inc.                                                              38,219              233
* Franklin Electronic Publishers, Inc.                                               90,906              232
* W.R. Grace & Co.                                                                  131,834              231
* Terra Industries, Inc.                                                             58,781              229
* Northwest Pipe Co.                                                                 14,342              228
* Chordiant Software, Inc.                                                           73,146              227
* Diacrin, Inc.                                                                     119,709              227
* Docucorp International                                                             63,180              227
* Micron Electronics, Inc.                                                          142,243              226
* Sheffield Pharmaceuticals, Inc.                                                    55,611              225
* Marvel Enterprises Inc.                                                            73,222              223
* Zonagen, Inc.                                                                      72,773              223
* Equinix, Inc.                                                                     207,583              222
  Konover Property Trust, Inc. REIT                                                  74,539              222
* Medialink Worldwide, Inc.                                                          59,611              222
* Epicor Software Corp.                                                             163,925              221
* FARO Technologies, Inc.                                                            81,368              221
  Urstadt Biddle Properties REIT                                                     26,352              221
* Pozen Inc.                                                                         14,635              220
* Jo-Ann Stores, Inc. Class A                                                        54,079              219
* Odwalla, Inc.                                                                      21,301              219
  Humphrey Hospitality Trust, Inc. REIT                                              64,111              217
* U.S. Energy Systems, Inc.                                                          33,969              217
* Bottomline Technologies, Inc.                                                      40,000              216
* Alpine Group, Inc.                                                                134,149              215
* Global Payment Tech Inc.                                                           71,317              215
* Liberty Satellite & Technology, Inc. Class A                                       84,106              214
  Hubbell Inc. Class A                                                                7,600              213
  Stephan Co.                                                                        69,807              213
  Banner Corp.                                                                        9,659              212
* CyberSource Corp.                                                                 131,026              212
* Systems & Computer Technology Corp.                                                23,391              212
* APAC Teleservices, Inc.                                                            66,559              211
* AGENCY.COM Inc.                                                                    65,605              211
* ClickAction, Inc.                                                                 103,105              211
* j2 Global Communications, Inc                                                      50,952              211
* Corixa Corp.                                                                       12,282              210
  Urstadt Biddle Properties REIT Class A                                             23,100              210
  American Residential Investment Trust, Inc. REIT                                  102,440              208
* Goody's Family Clothing                                                            51,817              208
* Previo, Inc.                                                                       63,691              208
  Burnham Pacific Properties, Inc. REIT                                              42,321              207
* Sonic Innovations, Inc.                                                            32,122              207

                                       29

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Andrea Radio Corp.                                                                124,782              206
* Ask Jeeves, Inc.                                                                  108,273              206
* TCSI Corp.                                                                        179,533              205
* Stamps.Com Inc.                                                                    54,441              204
  Psychemedics, Inc.                                                                 47,875              203
* Resonate Inc.                                                                      49,016              203
* Advanced Magnetics, Inc.                                                           47,529              202
  Chester Valley Bancorp                                                             14,105              202
* SIGA Technologies, Inc.                                                            50,616              202
* Omega Worldwide, Inc.                                                              75,945              201
  Pilgrim's Pride Corp. Class A                                                      22,950              201
* Nutrition 21 Inc.                                                                 175,223              200
* United PanAm Financial Corp.                                                       49,659              200
* Paragon Technologies, Inc.                                                         26,830              199
* Alteon, Inc.                                                                       56,587              198
* Virage, Inc.                                                                       57,464              198
  BMC Industries, Inc.                                                               32,865              197
* Catalina Lighting, Inc.                                                           156,000              196
* LightPath Technologies, Inc.                                                       22,060              196
* Engage, Inc.                                                                      265,770              194
  W Holding Co., Inc.                                                                14,948              194
* Cytogen Corp.                                                                      35,787              193
* Official Payments Corp.                                                            37,562              193
* National Bancshares Corp. of Texas                                                 10,468              192
* Strategic Distribution, Inc.                                                       23,733              192
* Gadzoox Networks, Inc.                                                             59,526              191
* JDA Software Group, Inc.                                                           11,529              191
* Paradyne Networks, Inc.                                                           104,040              191
* Highlands Insurance Group                                                          39,273              190
* USinternetworking, Inc.                                                           158,424              190
* Lakes Gaming, Inc.                                                                 25,517              189
* Pumatech, Inc.                                                                     63,067              189
* Ethyl Corp.                                                                       136,712              185
* VTEL Corp.                                                                        159,355              185
* CKE Restaurants Inc.                                                               55,609              184
* New Century Equity Holdings Corp.                                                 184,419              184
* Liquid Audio, Inc.                                                                 61,901              183
  Bedford Bancshares, Inc.                                                           16,878              182
* Data Return Corp.                                                                 103,833              182
* Capital Title Group, Inc.                                                          73,952              181
  Herbalife International Class B                                                    20,600              180
* RWD Technologies, Inc.                                                             58,530              180
* SafeNet, Inc.                                                                      17,998              180
* F.Y.I. Inc.                                                                         4,377              179
* Tumbleweed Communications Corp.                                                    47,230              179
* Versant Corp.                                                                     111,897              179
* ActionPoint, Inc.                                                                  64,880              177
* Nabi                                                                               22,342              177
* NetManage, Inc.                                                                   245,918              177
* Applix, Inc.                                                                       90,413              176
  Wainwright Bank & Trust Co.                                                        21,268              176
* SMC Corp.                                                                          47,708              174
* HomeBase, Inc.                                                                     50,108              173
* Lexar Media, Inc.                                                                 109,001              173
* OAO Technology Solutions, Inc.                                                    100,118              173
* StarMedia Network, Inc.                                                            93,076              173
* Metromedia International Group, Inc.                                               52,400              172
* Turnstone Systems, Inc.                                                            24,632              172
* Captaris Inc.                                                                      82,439              171
* eBT International, Inc.                                                            63,217              171
* Norstan, Inc.                                                                      60,985              171
* o2wireless Solutions, Inc.                                                         83,308              171
  Gulf West Banks, Inc.                                                              20,482              168
* Interactive Intelligence Inc.                                                      15,317              168
* NaviSite, Inc.                                                                    116,091              168
  AZZ Inc.                                                                            6,698              167
* eXcelon Corp.                                                                     113,269              167
* Health Management Systems, Inc.                                                    82,729              165
* Universal Display Corp.                                                             8,304              163
  Marine Products Corp.                                                              38,168              162
* Allied Holdings, Inc.                                                              62,635              160
* Checkers Drive-In Restaurants, Inc.                                                27,352              160
* Huttig Building Products, Inc.                                                     31,513              160
* MicroStrategy Inc.                                                                 57,269              160
  Polaroid Corp.                                                                     61,477              160
* Sagent Technology, Inc.                                                           106,538              160
* Technology Solutions Co.                                                           89,439              159
* Interleukin Genetics, Inc.                                                         59,807              157
* Larscom, Inc. Class A                                                              79,611              157
  Wanye Savings Bancshares, Inc.                                                     10,732              157
* BindView Development Corp.                                                         73,563              155
* Infogrames, Inc.                                                                   20,449              155
* Mercator Software, Inc.                                                            62,343              155
* Anthony & Sylvan Pools Corp.                                                       19,596              154
* DutchFork Bancshares, Inc.                                                          7,229              154
* Jos. A. Bank Clothiers, Inc.                                                       31,110              154
* DA Consulting Group, Inc.                                                         102,051              153
* Juno Lighting, Inc.                                                                14,842              153
* Boyd Gaming Corp.                                                                  26,514              152
* Gaylord Container Corp.                                                           145,171              152
* Headway Corporate Resources, Inc.                                                 152,392              152
* Juno Online Services, Inc.                                                        105,076              152
* ABC-NACO, Inc.                                                                    145,660              151
* Axsys Technologies, Inc.                                                           12,747              151
  German American Bancorp                                                             9,521              151
* Bell Industries, Inc.                                                              60,198              150
* eshare CommunicationS, Inc.                                                       119,611              150
* Intertrust Technologies Corp.                                                     123,764              149
* Classic Vacation Group, Inc.                                                       72,189              147
* Magnatek                                                                           11,778              147
* Precision Optics Corp.                                                             94,583              147

                                       30

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Synagro Technologies Inc.                                                          61,340              146
* American Classic Voyager Co.                                                       41,488              145
* First Mariner Bancorp, Inc.                                                        22,452              145
* Talk America Holdings, Inc.                                                       152,399              143
  Washington Trust Bancorp, Inc.                                                      6,480              143
* Consumer Portfolio Services, Inc.                                                  80,880              142
* Crown Media Holdings, Inc.                                                          7,669              142
* Vertel Corp.                                                                      115,716              142
* National Information Consortium, Inc.                                              77,269              141
* Third Wave Technologies                                                            13,659              141
* eGain Communications Corp.                                                         52,025              140
* Hovnanian Enterprises Class B                                                       9,650              140
* SYNAVANT Inc.                                                                      19,724              140
* Airnet Communications Corp.                                                        95,361              139
* Com21, Inc.                                                                        76,980              138
* LookSmart, Ltd.                                                                   130,731              137
* MarketWatch.com, Inc.                                                              55,414              137
* Cyberguard Corp.                                                                   57,755              136
* INT Media Group, Inc                                                               34,074              136
* Photoworks, Inc.                                                                  180,864              136
* MessageMedia Inc.                                                                 244,780              135
* On Command Corp.                                                                   29,975              135
* American Skiing Co.                                                               186,152              134
* Global Power Equipment Group Inc.                                                   4,585              134
* Mpower Holding Corp.                                                              140,662              134
* Toymax International, Inc.                                                         71,469              134
* A.B. Watley Group Inc.                                                             17,691              133
* Dynamics Research Corp.                                                            14,709              132
* Protection One, Inc.                                                              113,561              131
* Geoworks                                                                           86,635              130
* iXL Enterprises, Inc.                                                             107,125              130
  International Shipholding Corp.                                                    13,561              130
* iVillage Inc.                                                                      89,406              130
* Metro One Telecommunications, Inc.                                                  2,000              130
* Capital Bank Corp.                                                                 10,988              129
* Fresh Choice, Inc.                                                                 43,708              129
* Renaissance Worldwide, Inc.                                                        95,907              128
  Cavalier Homes, Inc.                                                               43,827              127
  Codorus Valley Bancorp, Inc.                                                        8,444              127
* Jenny Craig Inc.                                                                   84,782              127
* Metricom                                                                           73,493              127
* SystemOne Technologies Inc.                                                        59,700              127
* eLoyalty Corp.                                                                    126,038              126
  Gainsco, Inc.                                                                     104,828              126
* PracticeWorks Inc.                                                                 15,171              126
* Westell Technologies, Inc.                                                         84,057              126
* Be Free, Inc.                                                                     102,540              125
* Crescent Operating, Inc. REIT                                                     166,920              125
  Westpoint Stevens, Inc.                                                            90,729              125
* Wit Soundview Group, Inc.                                                          68,441              125
* AvantGo, Inc.                                                                      62,119              124
* i3 Mobile, Inc.                                                                    42,631              124
* NaPro BioTherapeutics, Inc.                                                        12,176              124
* Visual Data Corp.                                                                  82,929              124
* Edgewater Technology, Inc.                                                         35,134              123
* Group 1 Software, Inc.                                                              6,732              123
* Motient Corp.                                                                     114,246              122
* Novatel Wireless, Inc.                                                             60,302              122
* SpeedUs.com, Inc.                                                                 111,123              122
* Vestcom International, Inc.                                                        55,806              122
* Globix Corp.                                                                       60,070              121
* Hall, Kinion & Associates, Inc.                                                    15,025              121
* Valentis, Inc.                                                                     19,290              121
* Wink Communications, Inc.                                                          47,345              121
  Omega Healthcare Investors , Inc. REIT                                             39,958              120
* Ampex Corp. Class A                                                               350,153              119
* Critical Path, Inc.                                                               116,668              119
* NetZero Inc.                                                                      141,758              119
* Informax, Inc.                                                                     16,537              118
* MTI Technology Corp.                                                               57,869              118
* QCF Bancorp, Inc.                                                                   4,900              118
* Niku Corp.                                                                        116,762              117
* Primus Telecommunications Group, Inc.                                             142,930              117
* SoftNet Systems, Inc.                                                              59,707              117
* VIA NET.WORKS, Inc.                                                                76,174              117
* Benihana Inc.                                                                       8,400              116
* Coeur D'Alene Mines Corp.                                                          86,439              115
* COMFORCE Corp.                                                                     83,292              115
* Freeport-McMoRan Copper & Gold, Inc. Class A                                       11,512              115
* Hecla Mining Co.                                                                   99,708              115
* Digital Impact, Inc.                                                               90,829              114
* HealthAxis, Inc.                                                                   90,147              114
* InfoCure Corp.                                                                     47,710              114
* Cone Mills Corp.                                                                   87,613              113
* Loudeye Technologies, Inc.                                                         74,834              112
* Caldera International, Inc.                                                        76,855              111
* Miller Industries, Inc.                                                           117,951              111
* TheStreet.com, Inc.                                                                73,758              111
* Unity Bancorp, Inc.                                                                26,059              111
* Media 100 Inc.                                                                     68,578              109
* Scient Corp.                                                                      116,926              109
* Marimba, Inc.                                                                      51,219              108
* barnesandnoble.com inc.                                                            65,757              107
* Burlington Industries, Inc.                                                        46,437              107
* Huntco Inc. Class A                                                               147,222              107
* Lifeminders, Inc.                                                                  67,287              106
* Royale Energy, Inc.                                                                10,190              105
* High Speed Access Corp.                                                            86,832              104
* NeoMedia Technologies, Inc.                                                        53,147              104
* Selectica, Inc.                                                                    24,360              104
* E-LOAN, Inc.                                                                       96,292              101
  Blimpie International, Inc.                                                        57,951              100

                                       31

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Excel Legacy Corp.                                                                 48,195              100
* Microwave Systems Corp.                                                           208,780              100
* eCollege.com Inc.                                                                  31,025               97
* Harken Energy Corp.                                                                39,647               97
* Integral Systems, Inc.                                                              3,982               96
* SAVVIS Communications Corp.                                                       133,723               96
* Trump Hotels & Casino Resorts, Inc.                                                47,513               96
* Vicinity Corp.                                                                     55,840               96
* Galyan's Trading Co.                                                                4,600               94
* P-Com, Inc.                                                                       170,833               94
* Walker Interactive Systems, Inc.                                                  141,300               93
* MyPoints.com, Inc.                                                                 35,903               92
* Pac-West Telecom, Inc.                                                             47,045               91
* General Chemical Group, Inc.                                                      213,439               90
* Net Perceptions, Inc.                                                              52,195               90
* Personnel Group of America, Inc.                                                   65,565               90
* VCampus Corp.                                                                      56,978               90
* Double Eagle Petroleum Co.                                                         17,633               88
* Billserv, Inc.                                                                     42,478               87
* Friede Goldman Halter, Inc.                                                       198,175               87
* Prize Energy Corp.                                                                  4,513               87
* Wackenhut Corp. Class B                                                             6,350               87
* Emergent Information Technologies, Inc.                                            62,344               86
* Frontline Capital Group                                                            56,587               85
* Vical, Inc.                                                                         6,070               85
* Exchange Applications, Inc.                                                        78,146               84
* Navarre Corp.                                                                      68,586               84
* Open Market, Inc.                                                                  71,319               84
* Weirton Steel                                                                     131,610               84
* Zamba Corp.                                                                        84,293               84
* Bel Fuse, Inc.-Class A                                                              2,773               83
* Medplus, Inc.                                                                      42,537               83
* Micrografx, Inc.                                                                   66,300               83
* Systemax Inc.                                                                      33,952               83
* FirePond, Inc.                                                                     72,858               82
  First Indiana Corp.                                                                 3,151               82
* Blount International, Inc.                                                         32,577               81
* Birmingham Steel Corp.                                                             76,781               80
* Callon Petroleum Co.                                                                6,786               80
* Profile Technologies, Inc.                                                         64,130               80
  Leeds Federal Bankshares Inc.                                                       5,034               79
* ScreamingMedia Inc.                                                                26,669               79
* Applied Graphics Technologies, Inc.                                                64,726               78
* Rare Medium Group, Inc.                                                           189,858               78
* autobytel.com inc.                                                                 54,928               77
* GMX Resources Inc.                                                                  7,370               77
* Jupiter Media Metrix, Inc.                                                         59,966               77
* Ultra Petroleum Corp.                                                              15,994               77
* Corio, Inc.                                                                        60,880               76
* eMerge Interactive, Inc.                                                           65,458               76
* Equitable Bank                                                                      3,537               76
* Information Architects Corp.                                                       60,390               76
* Ames Department Stores, Inc.                                                       53,910               75
* Banc Corporation                                                                   10,732               75
  Farmers Capital Bank Corp.                                                          1,854               75
  Richmond County Financial Corp.                                                     2,000               75
* Perceptron, Inc.                                                                   55,122               74
* Razorfish Inc.                                                                    137,060               74
  Rouge Industries Inc.                                                              33,366               74
* Toreador Resources Corp.                                                           13,273               74
* SportsLine.com, Inc.                                                               31,513               72
* American Access Technologies Inc.                                                  70,247               71
  Astea International, Inc.                                                          66,248               71
* Exabyte Corp.                                                                      74,440               71
  Midwest Banc Holdings, Inc.                                                         3,220               71
* Omtool, Ltd.                                                                       83,808               71
* Pfsweb Inc.                                                                        67,684               71
* Launch Media, Inc.                                                                 77,075               70
* Provant, Inc.                                                                      38,733               70
* Transgenomic, Inc.                                                                  5,659               69
* Z-Tel Technologies, Inc.                                                           46,022               69
* Belmont Bancorp.                                                                   18,694               68
* DSL.Net, Inc.                                                                      82,929               68
* Neoforma.com, Inc.                                                                 79,417               68
* Amtech Systems, Inc.                                                                6,973               67
  Fedders Corp. Class A                                                              15,226               67
* Guilford Mills, Inc.                                                               32,244               67
* Navidec, Inc.                                                                      65,271               67
* Ostex International, Inc.                                                          37,171               67
* eLEC Communications Corp.                                                         109,175               66
* Hanover Direct, Inc.                                                              228,984               66
* Redhook Ale Brewery, Inc.                                                          34,957               66
* Adams Golf, Inc.                                                                   69,466               65
* Candie's, Inc.                                                                     24,392               64
* INSpire Insurance Solutions, Inc.                                                  79,419               64
  Astro-Med, Inc.                                                                    26,147               63
* Drugstore.com, Inc.                                                                55,222               62
* Gallery of History, Inc.                                                           19,754               62
* iBEAM Broadcasting Corp.                                                          160,016               62
* Comdial Corp.                                                                      67,088               60
* Impreso, Inc.                                                                      32,000               60
* Webco Industries, Inc.                                                             23,123               60
* Advanced Switching Communications, Inc.                                            20,268               59
* SEEC, Inc.                                                                         22,050               59
  Sphinx International Inc.                                                          60,500               59
* Tut Systems, Inc.                                                                  35,403               59
  CFS Bancorp, Inc.                                                                   4,098               57
* Genomic Solutions Inc.                                                             11,828               57
* I-Link, Inc.                                                                      108,762               57
* Keystone Consolidated Industries, Inc.                                             33,746               57
* Raindance Communications, Inc.                                                     39,513               57

                                       32

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Air Methods Corp.                                                                  14,259               56
* BUY.COM, Inc.                                                                     185,279               56
* Carrington Labs Inc.                                                               49,882               56
* Darling International, Inc.                                                       102,344               56
* Interliant Inc.                                                                   101,175               56
* JLM Industries, Inc.                                                               21,563               56
* Proxymed Pharmacy, Inc.                                                            72,441               56
* Triton Network Systems, Inc.                                                       70,445               56
  Habersham Bancorp                                                                   4,391               55
* Talarian Corp.                                                                     32,204               55
* GenVec, Inc.                                                                       18,537               54
* Oakwood Homes Corp.                                                                10,768               54
* TenFold Corp.                                                                     125,043               54
* Virologic, Inc.                                                                    24,467               54
* Carmike Cinemas, Inc. Class A                                                      93,489               53
* Encore Acquisition Co.                                                              4,605               53
* Optika Inc.                                                                        44,196               53
* Trailer Bridge, Inc.                                                               32,946               53
* Ag Services of America, Inc.                                                        3,903               52
* Egghead.com, Inc.                                                                  89,069               52
* Global TeleSystems, Inc.                                                          289,175               52
* Major Automotive Companies Inc.                                                    17,395               52
* Chiquita Brands International, Inc.                                                35,060               51
* Cidco, Inc.                                                                       108,800               51
* ValueClick, Inc.                                                                   15,903               51
* Euroweb International Corp.                                                        59,609               50
* Imperial Credit                                                                    43,048               50
* Network Engines, Inc.                                                              54,515               50
* Accrue Software, Inc.                                                             103,024               49
* Aradigm Corp.                                                                       7,017               49
* ChinaB2Bsourcing.com, Inc.                                                          9,587               49
* Cyberian Outpost, Inc.                                                             83,222               49
* Geerlings & Wade Inc.                                                              30,636               49
* Industri-Matematik International Corp.                                             26,340               49
* Net2000 Communications, Inc.                                                       44,823               48
* SciQuest.com, Inc.                                                                 45,951               48
* Telaxis Communications Corp.                                                       76,210               48
  Terra Nitrogen Co., LP                                                              5,982               48
* CAIS Internet, Inc.                                                                63,124               47
* Conrad Industries, Inc.                                                             6,952               47
* Ezenia!, Inc.                                                                     102,053               47
* FairMarket, Inc.                                                                   47,765               47
* Hathaway Corp.                                                                     12,659               47
* Intraware, Inc.                                                                    40,196               47
* NX Networks, Inc.                                                                  84,590               47
* Organic, Inc.                                                                     108,918               47
* Prime Energy Corp.                                                                  5,473               47
* YouthStream Media Networks, Inc.                                                   29,500               47
* ZEVEX International, Inc.                                                          12,257               47
* Aames Financial Corp.                                                              34,100               46
* Craig Corp.                                                                        22,916               46
* Creative Host Services, Inc.                                                       47,998               46
* Vornado Operating Inc. REIT                                                        33,478               46
* CTC Communications Group, Inc.                                                     14,794               45
* eMachines, Inc.                                                                   230,634               45
* IEC Electronics Corp.                                                              37,285               45
* InsWeb Corp.                                                                       57,123               45
* Komag, Inc.                                                                       135,680               45
* QAD Inc.                                                                           12,976               45
* Rocky Mountain Chocolate Factory, Inc.                                              4,786               45
  Second Bancorp, Inc.                                                                1,951               45
* UniView Technologies Corp.                                                         95,320               45
* Eprise Corp.                                                                       51,671               44
* On2 Technologies, Inc                                                              87,907               44
* WHX Corp.                                                                          22,733               44
* Allied Riser Communications Corp.                                                  79,902               42
* Mediaplex, Inc.                                                                    45,658               42
* net.Genesis Corp.                                                                  54,424               42
* Viador, Inc.                                                                      108,977               41
* Willis Lease Finance Corp.                                                          3,745               41
* Cardima, Inc.                                                                      32,685               40
* General DataComm Industries, Inc.                                                 137,083               40
* Lifeway Foods, Inc.                                                                 5,403               40
* Netpliance, Inc.                                                                  106,969               40
* Accelerated Networks, Inc.                                                         77,466               39
* Chaparral Resources, Inc.                                                          19,536               39
* GoAmerica, Inc.                                                                    18,195               39
* Network-1 Security Solutions, Inc.                                                 39,125               39
* Reader's Digest Assn., Inc. Class B                                                 1,500               39
  Westfield America, Inc. REIT                                                        2,439               39
* American Real Estate Partners, LP                                                   3,850               38
* Audible, Inc.                                                                      55,321               38
* Cylink Corp.                                                                       65,368               38
* ICO, Inc.                                                                          14,343               38
* Lante Corp.                                                                        52,350               38
* Life Financial Corp.                                                               12,201               38
* Lowrance Electronics, Inc.                                                         13,989               38
* USDATA Corp., Inc.                                                                 83,046               38
* Virage Logic Corporation                                                            2,357               37
* Esenjay Exploration, Inc.                                                           8,900               36
* Calypte Biomedical Corp.                                                           84,002               35
* Luminant Worldwide Corp.                                                           42,536               35
* Torch Offshore, Inc.                                                                3,500               35
  Clarion Commercial Holdings, Inc.                                                   4,203               34
* ILEX Oncology, Inc.                                                                 1,144               34
  United Financial Corp.                                                              1,950               34
* Badger Paper Mills, Inc.                                                           10,799               33
* EasyLink Services Corp.                                                            59,180               33
* IVAX Diagnostics, Inc.                                                              6,634               33

                                       33

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------
  Reckson Associates Realty Corp. Class B REIT                                        1,338               33
* General Bearing Corp.                                                               8,404               32
* HA-LO Industries, Inc.                                                             80,346               32
  Medallion Financial Corp.                                                           3,124               32
* Targeted Genetics Corp.                                                             4,879               32
* Community West Bancshares                                                           5,040               31
* CRIIMI MAE, Inc. REIT                                                              50,051               31
* Cybear Group                                                                       65,506               31
* 3Dfx Interactive, Inc.                                                             90,500               31
* AppliedTheory Corp.                                                                59,512               30
* Aronex Pharmaceuticals, Inc.                                                       27,219               30
* Autoweb.com, Inc.                                                                  64,097               30
  Cash America International Inc.                                                     3,528               30
* Network Access Solutions Corp.                                                     97,368               30
* Cellular Technical Services                                                         9,376               29
* Centura Software Corp.                                                            104,283               29
* Netcentives Inc.                                                                   56,295               29
* Rainmaker Systems, Inc.                                                            39,608               29
* Wilshire Oil Co. of Texas                                                           7,610               29
* Evolve Software, Inc.                                                              49,150               28
* Merisel, Inc.                                                                      14,170               28
* RF Monolithics, Inc.                                                                7,427               28
* Team, Inc.                                                                          8,247               27
* Tickets.com, Inc.                                                                  71,799               27
* Versata, Inc.                                                                      39,630               27
* Ventro Corp.                                                                       63,806               26
* EChapman.com, Inc.                                                                 11,314               25
* insci-statements.com corp.                                                         87,618               25
* Webvan Group Inc.                                                                 309,854               25
* ATEC Group, Inc.                                                                   29,661               24
* Adaptive Broadband Corp.                                                           73,190               24
* Beyond.com Corp.                                                                  120,189               24
* Crown Crafts, Inc.                                                                 91,300               24
* Eco Soil Systems, Inc.                                                            123,806               24
  First Midwest Financial, Inc.                                                       1,951               24
* Innovative Medical Services                                                         6,829               24
* La Jolla Pharmaceutical Co.                                                         2,360               24
* MedicaLogic/Medscape, Inc.                                                         41,357               24
* 24/7 Media, Inc.                                                                   76,202               24
* Vixel Corp.                                                                         9,757               24
  Jacksonville Bancorp, Inc.                                                          1,194               23
* Lightspan Inc.                                                                     18,368               23
* Magellan Petroleum Corp.                                                           21,466               23
* SPEEDCOM Wireless Corp.                                                             9,444               23
* Epimmune Inc.                                                                       5,757               22
* Fresh America Corp.                                                                75,200               22
* Insightful Corp.                                                                    8,316               22
* Penn Octane Corp.                                                                   6,536               22
  Pittsburgh & West Virginia Railroad                                                 2,927               22
* Star Buffet, Inc.                                                                   7,414               22
* Dendreon Corp.                                                                      1,228               21
  First Federal Capital Corp.                                                         1,297               21
* The Fortress Group, Inc.                                                           14,072               21
* Global Sports, Inc.                                                                 2,673               21
  Stifel Financial Corp.                                                              1,613               20
* Continucare Corp.                                                                  63,419               19
* Interstate Hotels Corp. REIT                                                        6,763               19
* Lanvision Systems, Inc.                                                            13,075               19
* Total Entertainment Restaurant Corp.                                                6,701               19
* VaxGen, Inc.                                                                        1,024               19
* GC Cos.                                                                            33,164               18
* Integra, Inc.                                                                      25,271               18
* MAII Holdings, Inc.                                                                 5,688               18
* Prime Retail, Inc. REIT                                                            67,714               18
* Alphanet Solutions, Inc.                                                            7,707               17
  Commonwealth Bancorp                                                                  976               17
* Cypress Communications, Inc.                                                       56,027               17
* Diedrich Coffee, Inc.                                                               4,175               17
  Casual Male Corp.                                                                 106,291               16
* e.spire Communications, Inc.                                                      158,400               16
* Medinex Systems, Inc.                                                              63,700               16
* Onvia.com, Inc.                                                                    21,658               15
* Viatel, Inc.                                                                      164,654               15
* Avado Brands, Inc.                                                                 28,362               14
* Cardinal Financial Corp.                                                            2,407               14
* FiberNet Telecom Group, Inc.                                                       12,098               14
* Frisby Technologies, Inc.                                                           4,195               14
* Internet Pictures Corp.                                                            57,208               14
* The Meridian Resource Corp.                                                         1,951               14
* Royal Precision Inc.                                                                5,659               14
* adam.com Inc.                                                                       6,253               13
  Bandag, Inc. Class A                                                                  538               13
* Calico Commerce Inc.                                                               44,195               13
* Direct Insite Corp.                                                                 4,799               13
* I-Link Inc. Series N Pfd.                                                              69               13
* Innovative Gaming Corp.                                                             9,803               13
* IntegraMed America, Inc.                                                            2,105               13
* LecTec Corp.                                                                        5,683               13
* Merry Land Properties, Inc. REIT                                                    1,705               13
* PeoplePC Inc.                                                                      64,058               13
* Aviation General Inc.                                                              27,902               12
* Breakaway Solutions, Inc.                                                          68,589               12
* Driversshield.com Corp.                                                             9,268               12
* ImageWare Systems, Inc.                                                             2,500               12
* Rhythms NetConnections Inc.                                                       111,740               12
* Alterra Healthcare Corp.                                                           48,194               11
* Data Race, Inc.                                                                   109,495               11
* Frontline Communications Corp.                                                     52,685               11
* Horizon Group Properties, Inc. REIT                                                 4,176               11
* Integral Vision, Inc.                                                              61,916               11
* Lechters Corp.                                                                    140,300               11
* Teligent, Inc.                                                                     56,900               11
* USABancShares.com, Inc.                                                            11,706               11
* The A Consulting Team, Inc.                                                        18,542               10

                                       34

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
                                                                                     AMOUNT            VALUE^
                                                                                      (000)             (000)
-------------------------------------------------------------------------------------------------------------
* Aqua Care Systems, Inc.                                                             5,172               10
* Energy Search, Inc.                                                                 1,270               10
* Insilco Holding Corp.                                                                 401               10
* iPrint Technologies Inc.                                                           16,003               10
* Metrocall, Inc.                                                                   197,700               10
* Pierre Foods, Inc.                                                                  8,293               10
* PowerCerv Corp.                                                                     2,844               10
* Verado Holdings, Inc. Class B                                                      44,876               10
* Vermont Teddy Bear Co., Inc.                                                        2,761               10
* The viaLink Co.                                                                     6,333               10
* Detwiler, Mitchell & Co.                                                            3,135                9
* Entrada Networks, Inc.                                                             13,242                9
* IGI, Inc.                                                                          16,672                9
  National Technical Systems, Inc.                                                    4,293                9
* Triangle Pharmaceuticals, Inc.                                                      1,951                9
* Ascent Pediatrics, Inc.                                                            16,700                8
* Corrpro Cos., Inc.                                                                  3,200                8
* E-Stamp Corp.                                                                      44,115                8
* ILX Resorts Inc.                                                                    1,861                8
* ImproveNet, Inc.                                                                   23,121                8
* PASW, Inc.                                                                          8,781                8
* Sanders Morris Harris Group Inc.                                                    1,304                8
* Starcraft Corp.                                                                     5,500                8
  The Warnaco Group, Inc. Class A                                                   147,309                8
* Frontstep, Inc.                                                                     1,952                7
* Leapnet, Inc.                                                                       5,953                7
* New World Coffee-Manhattan Bagel, Inc.                                              5,851                7
* Tandycrafts, Inc.                                                                 127,500                7
* TechSys, Inc.                                                                       4,877                7
* Verso Technologies, Inc.                                                            7,806                7
* Amresco Inc.                                                                        7,259                6
* Avenue A, Inc.                                                                      4,490                6
* Aztec Technology Partners, Inc.                                                   102,600                6
* Cytrx Corp.                                                                         5,759                6
* Gensym Corp.                                                                        5,851                6
* Marketing Specialists Corp.                                                       270,500                6
* Electronic Retailing Systems International, Inc.                                   35,000                5
* Magnum Sports & Entertainment, Inc.                                                 6,046                5
* Source Media, Inc.                                                                 90,100                5
* Waste Systems International, Inc.                                                 233,500                5
* Webb Interactive Services, Inc.                                                     2,000                5
* Zengine, Inc.                                                                       1,952                5
* Aerovox, Inc.                                                                       7,024                4
* ARTISTdirect, Inc.                                                                  6,340                4
* CTI Industries Corp.                                                                2,440                4
* Cornerstone Internet Solutions Co.                                                 95,900                4
* DiaSys Corp.                                                                        5,071                4
* FirstCity Financial Corp.                                                           2,929                4
* Muse Technologies, Inc.                                                            39,300                4
  Datawatch Corp.                                                                     5,849                3
* enherent Corp.                                                                     31,489                3
* Florsheim Group Inc.                                                                2,928                3
* Industrial Holdings, Inc.                                                           1,772                3
* Matritech Inc.                                                                      1,000                3
* PartsBase.com, Inc.                                                                 2,538                3
* Physiometrix, Inc.                                                                  1,000                3
* ProcureNet, Inc.                                                                   22,500                3
* Radio One, Inc.                                                                       116                3
* SteelCloud Company                                                                  4,879                3
* Alanco Technologies, Inc.                                                           1,687                2
* Caliber Learning Network, Inc.                                                    158,046                2
* Elastic Networks Inc.                                                               1,170                2
* Go2Pharmacy, Inc.                                                                   1,950                2
* Heartland Technology, Inc                                                           7,517                2
  Moyco Technologies, Inc.                                                            1,761                2
* The Penn Traffic Co.                                                                  447                2
* TurboChef, Inc.                                                                       973                2
* Video Network Communications, Inc.                                                  1,000                2
* Ashford.com, Inc.                                                                   6,541                1
* Computer Learning Centers, Inc.                                                    81,216                1
* FiNet.com, Inc.                                                                     1,015                1
* Frontier Insurance Group, Inc.                                                     30,280                1
* Gradco Systems, Inc.                                                                2,488                1
* Inland Resources Inc.                                                                 500                1
* The Knot, Inc.                                                                      2,635                1
* Liberty Satellite & Technology, Inc. Class B                                          420                1
* Maxicare Health Plans, Inc.                                                        25,275                1
* News Communications, Inc.                                                             501                1
* Precision Auto Care, Inc.                                                           1,600                1
* Segue Software, Inc.                                                                  400                1
* USOL Holdings, Inc.                                                                   974                1
* Vizacom Inc.                                                                        1,362                1
* ZeroPlus.com, Inc.                                                                 41,169                1
* Empire of Carolina, Inc.                                                            8,900                0
* Fusion Networks Holdings, Inc.                                                      3,000                0
  MascoTech Inc.                                                                     68,015                0
* MyTurn.com, Inc.                                                                   27,500                0
* Penncorp Financial Group Inc.                                                      43,500                0
* Quokka Sports Inc.                                                                  1,280                0
* StreamLogic Corp.                                                                  34,100                0
* Wilshire Financial Services Group Inc.                                                 64                0
-------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $22,036,201)                                                                              23,955,315
-------------------------------------------------------------------------------------------------------------

                                       35

-------------------------------------------------------------------------------------------------------------
                                                                                       FACE            MARKET
TOTAL STOCK MARKET                                                                   AMOUNT            VALUE^
INDEX FUND                                                                            (000)             (000)
-------------------------------------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS (1.0%)(1)
-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 4.14%, 7/26/2001 $ 10,000 9,976
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  4.07%, 7/2/2002                                                                    74,019           74,019
  4.07%, 7/2/2002--Note F                                                           165,713          165,713
-------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $249,703)                                                                                    249,708
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.7%)
  (Cost $22,285,904)                                                                              24,205,023
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
-------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                  70,220
Liabilities--Note F                                                                                 (236,077)
                                                                                                    ---------
                                                                                                    (165,857)
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%) $24,039,166
=============================================================================================================
  ^See Note A in Notes to Financial Statements.
  *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security has been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

-------------------------------------------------------------------------------------------------------------
                                                                                                       AMOUNT
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------------------
Paid-in Capital--Note D                                                                          $22,221,322
Overdistributed Net Investment Income                                                                 (4,042)
Accumulated Net Realized Losses--Note D                                                              (97,004)
Unrealized Appreciation
  (Depreciation)--Note E
  Investment Securities                                                                            1,919,119
  Futures Contracts                                                                                     (229)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $24,039,166
-------------------------------------------------------------------------------------------------------------

Investor Shares--Net Assets
Applicable to 581,724,144 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                      $15,969,092
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                                                     $27.45
=============================================================================================================

Admiral Shares--Net Assets
Applicable to 125,697,246 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                       $3,450,637
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
ADMIRAL SHARES                                                                                        $27.45
=============================================================================================================

Institutional Shares--Net Assets
Applicable to 165,530,230 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                       $4,544,187
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES                                                                                  $27.45
=============================================================================================================

VIPER Shares--Net Assets
Applicable to 667,095 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                          $75,250
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
VIPER SHARES                                                                                         $112.80
=============================================================================================================


(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F852 082001

Vanguard(R) U.S. STOCK INDEX FUNDS

MID-CAPITALIZATION PORTFOLIOS

SEMIANNUAL REPORT JUNE 30, 2001



STOCK

Included within this report:

VANGUARD EXTENDED MARKET INDEX FUND

VANGUARD MID-CAP INDEX FUND




[PHOTO OF SHIP/COMPASS]

[THE VANGUARD GROUP(R) LOGO]

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY

* Vanguard Extended Market Index Fund returned -3.7% during the six months ended June 30, 2001, a difficult period for stocks.

*    Vanguard Mid-Cap Index Fund returned 1.0%.

*    Mid- and small-capitalization stocks outpaced their large-cap counterparts.



CONTENTS

1 Letter from the Chairman

5 Fund Profiles

7 Glossary of Investment Terms

8 Performance Summaries

9 Financial Statements

56 Advantages of Vanguard.com

LETTER
  from the Chairman

Fellow Shareholder,

The overall stock market declined during the six months ended June 30, the first half of fiscal 2001 for the Vanguard mid-capitalization stock index funds. Large-cap stocks fell, while mid- and small-caps recorded mixed results. VANGUARD EXTENDED MARKET INDEX FUND declined -3.7%, but VANGUARD MID-CAP INDEX FUND gained 1.0%.

TOTAL RETURNS                                SIX MONTHS ENDED
                                                JUNE 30, 2001
-------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
Investor Shares                                         -3.7%
Admiral Shares                                          -3.7
Institutional Shares                                    -3.7
Average Mid-Cap Core Fund*                              -0.4
Wilshire 4500 Index                                     -4.0
-------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND
Investor Shares                                          1.0%
Institutional Shares                                     1.1
Average Mid-Cap Core Fund*                              -0.4
S&P MidCap 400 Index                                     1.0
-------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     Both funds once again met their investment objectives by closely tracking their unmanaged target indexes during the period. As shown in the adjacent table, the Extended Market Index Fund edged its benchmark, the Wilshire 4500 Completion Index, while the Mid-Cap Index Fund matched the return of the Standard & Poor's MidCap 400 Index. Our performance was so-so compared with the return of the average mid-cap core mutual fund--the Mid-Cap Index Fund did better, but the Extended Market Index Fund lagged.
     The table also presents total returns (capital change plus reinvested dividends) for our funds' Admiral(TM) and Institutional Shares. The funds' returns reflect the changes in their net asset values during the six months, as well as distributions from net realized capital gains. The table on page 4 includes per-share figures for each fund.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.

The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.

MARKET BAROMETER                                                   Total Returns
                                                     Periods Ended June 30, 2001

                                                   Six         One          Five
                                                Months        Year        Years*
--------------------------------------------------------------------------------
STOCKS
S&P 500 INDEX (Large-caps)                       -6.7%      -14.8%         14.5%
RUSSELL 2000 INDEX (Small-caps)                   6.9         0.6           9.6
WILSHIRE 5000 INDEX (Entire market)              -5.8       -15.4          13.1
MSCI EAFE INDEX (International)                 -14.4       -23.3           3.2
--------------------------------------------------------------------------------
BONDS
LEHMAN AGGREGATE BOND INDEX (Entire market)       3.6%       11.2%          7.5%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX               2.8         9.5           6.6
SALOMON SMITH BARNEY 3-MNNTH
  U.S. TREASURY BILL INDEX                        2.5         5.6           5.2
================================================================================
CPI
CONSUMER PRICE INDEX                              2.3%        3.2%          2.6%
--------------------------------------------------------------------------------
*Annualized.

     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-capitalization growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.
     Bonds delivered solid results. The Lehman Brothers Aggregate Bond Index, a measure of the performance of all taxable, investment-grade bonds regularly traded in the United States, returned 3.6% for the half-year.

PERFORMANCE OVERVIEW
As noted, our mid-cap stock index funds met their investment objectives during the six months ended June 30. Unfortunately, in tracking its unmanaged benchmark, Vanguard Extended Market Index Fund declined -3.7% during the period. Vanguard Mid-Cap Index Fund fared better, returning 1.0%.

     Although many investors believe index funds are unmanaged, each index fund has an investment adviser responsible for the fund's efforts to match the benchmark. Sticking closely to the index--while accounting for the fund's daily cash flows, as well as for additions to and deletions from the benchmark-- is a complex feat. We have obtained advisory services for our stock index funds from Vanguard's Quantitative Equity Group since their inceptions, and the considerable skill of this group is reflected in the half-year results for our mid-cap funds.

-----------------------
THE ADVISORY SKILL OF
OUR QUANTITATIVE EQUITY
GROUP MADE UP FOR THE
FUNDS' OPERATING AND
TRANSACTION COSTS.
-----------------------

     The return of the Extended Market Index Fund (net of expenses) was 0.3 percentage point better than the result of the Wilshire 4500 Index, while the return of the Mid-Cap Index Fund matched that of the S&P MidCap 400 Index. Because the indexes exist only on paper, they incur no costs. Mutual funds, by contrast, carry expense ratios--annualized operating costs as a percentage of average net assets (0.25 percentage point, or $2.50 per $1,000 in assets, in the case of our Investor Shares)--and incur transaction costs when buying and selling securities. To overcome these hurdles, as the Quantitative Equity Group has often done, is impressive indeed.

IN SUMMARY
The weakness in economic activity, corporate profits, and stock prices experienced so far this year is the kind of rough weather that darkens the financial markets from time to time. Although such stormy seasons are to be expected, their timing and duration are impossible to predict. Successful investors do not avoid difficult periods. Instead, they maintain diversified and balanced financial plans that can withstand them. Such a portfolio includes a mix of stock funds, bond funds, and cash investments appropriate for your goals, time horizon, and financial circumstances.
     We thank you for entrusting your hard-earned money to Vanguard.


Sincerely,

/S/ JOHN J. BRENNAN

July 12, 2001

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN
                                                                    CHAIRMAN AND
                                                         CHIEF EXECUTIVE OFFICER

FUND STATISTICS
                                   NET ASSET VALUE           SIX MONTHS ENDED
                                     PER SHARE                 JUNE 30, 2001
                             ------------------------   ------------------------
 U.S. Stock                  DECEMBER 31,    JUNE 30,      INCOME  CAPITAL GAINS
 Index Fund                          2000        2001   DIVIDENDS  DISTRIBUTIONS
--------------------------------------------------------------------------------
Extended Market
  Investor Shares                  $26.61      $24.70          --          $0.81
  Admiral Shares                    26.61       24.71          --           0.81
  Institutional Shares              26.62       24.72          --           0.81
--------------------------------------------------------------------------------
Mid-Cap
  Investor Shares                  $12.21       12.09          --           0.21
  Institutional Shares              12.23       12.12          --           0.21
--------------------------------------------------------------------------------

FUND PROFILE                                                 As of June 30, 2001
  for Extended Market Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 7.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                          TARGET        WILSHIRE
                                              FUND        INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                             3,053         5,843           6,334
Median Market Cap                            $1.9B         $1.9B          $35.0B
Price/Earnings Ratio                         33.3x         33.3x           27.3x
Price/Book Ratio                              2.4x          2.4x            3.5x
Yield
  Investor Shares                             0.9%          1.0%            1.2%
  Admiral Shares                              0.9%          1.0%            1.2%
  Institutional Shares                        1.0%          1.0%            1.2%
Return on Equity                             14.3%         14.3%           23.1%
Earnings Growth Rate                         15.2%         15.2%           15.8%
Foreign Holdings                              0.0%          0.0%            0.0%
Turnover Rate                                22%**            --              --
Expense Ratio
  Investor Shares                          0.25%**            --              --
  Admiral Shares                           0.20%**            --              --
  Institutional Shares                     0.10%**            --              --
Cash Investments                              0.0%            --              --
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
  (% of total net assets)

Berkshire Hathaway Inc. Class A               3.6%
  (conglomerate)
Cox Communications, Inc. Class A              0.9
  (utilities)
eBay Inc.                                     0.6
  (commercial services)
General Motors Corp. Class H                  0.6
  (telecommunications)
Gemstar-TV Guide International, Inc.          0.6
  (media)
United Parcel Service, Inc.                   0.5
  (transportation)
CIENA Corp.                                   0.4
  (telecommunications)
VeriSign, Inc.                                0.4
  (software)
BEA Systems, Inc.                             0.4
  (software)
Genzyme Corp.                                 0.4
  (pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                       8.4%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                            TARGET                      WILSHIRE
                                FUND        INDEX*          FUND            5000
--------------------------------------------------------------------------------
R-SQUARED                       1.00          1.00          0.77            1.00
BETA                            1.00          1.00          1.30            1.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
  (% of common stocks)
                                                          TARGET        WILSHIRE
                                              FUND        INDEX*            5000
--------------------------------------------------------------------------------
Auto & Transportation                         2.8%          2.8%            2.1%
Consumer Discretionary                       19.0          19.0            14.4
Consumer Staples                              2.5           2.5             5.8
Financial Services                           20.8          20.8            20.0
Health Care                                  13.2          13.2            13.2
Integrated Oils                               0.2           0.2             3.5
Other Energy                                  4.1           4.1             2.6
Materials & Processing                        5.0           5.0             3.1
Producer Durables                             4.7           4.7             3.5
Technology                                   16.5          16.5            17.7
Utilities                                     6.6           6.6             8.4
Other                                         4.6           4.6             5.7
--------------------------------------------------------------------------------


------------------------------------
INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP                    MEDIUM
STYLE                          BLEND
------------------------------------

 *Wilshire 4500 Completion Index.
**Annualized.

FUND PROFILE As of June 30, 2001
for Mid-Cap Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 7.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                          TARGET        WILSHIRE
                                              FUND        INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                               405           400           6,334
Median Market Cap                            $2.7B         $2.7B          $35.0B
Price/Earnings Ratio                         23.5x         23.5x           27.3x
Price/Book Ratio                              2.8x          2.8x            3.5x
Yield
  Investor Shares                             0.8%          1.0%            1.2%
  Institutional Shares                        1.0%          1.0%            1.2%
Return on Equity                             16.8%         16.8%           23.1%
Earnings Growth Rate                         15.5%         15.5%           15.8%
Foreign Holdings                              0.4%          0.4%            0.0%
Turnover Rate                                19%**            --              --
Expense Ratio
  Investor Shares                          0.25%**            --              --
  Institutional Shares                     0.10%**            --              --
Cash Investments                              0.0%            --              --
--------------------------------------------------------------------------------


--------------------------------------------------
TEN LARGEST HOLDINGS
  (% of total net assets)

Genzyme Corp.                                 1.3%
  (pharmaceuticals)
IDEC Pharmaceuticals Corp.                    1.1
  (biotechnology)
SunGard Data Systems, Inc.                    0.9
  (financial services)
IVAX Corp.                                    0.9
  (pharmaceuticals)
Millennium Pharmaceuticals, Inc.              0.9
  (biotechnology)
Electronic Arts Inc.                          0.9
  (consumer electronics)
M & T Bank Corp.                              0.8
  (banks)
Quest Diagnostics, Inc.                       0.8
  (health care)
NVIDIA Corp.                                  0.7
  (computer technology)
DST Systems, Inc.                             0.7
  (financial services)
--------------------------------------------------
Top Ten                                       9.0%
--------------------------------------------------



--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                            TARGET                      WILSHIRE
                                FUND        INDEX*          FUND            5000
--------------------------------------------------------------------------------
R-SQUARED                       1.00          1.00          0.81            1.00
BETA                            1.00          1.00          1.03            1.00
--------------------------------------------------------------------------------


----------------------------------------------------------------
SECTOR DIVERSIFICATION
  (% of common stocks)
                                            TARGET      WILSHIRE
                                FUND        INDEX*          5000
----------------------------------------------------------------
Auto & Transportation           2.9%          2.9%          2.1%
Consumer Discretionary         16.5          16.5          14.4
Consumer Staples                3.8           3.7           5.8
Financial Services             21.5          21.5          20.0
Health Care                    13.8          13.8          13.2
Integrated Oils                 0.4           0.4           3.5
Other Energy                    5.2           5.2           2.6
Materials & Processing          6.1           6.2           3.1
Producer Durables               4.5           4.4           3.5
Technology                     14.7          14.7          17.7
Utilities                       8.8           8.8           8.4
Other                           1.8           1.9           5.7
----------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS
[GRAPHIC]

MARKET CAP             MEDIUM
STYLE                   BLEND
-----------------------------

 *S&P MidCap 400 Index.
**Annualized.


                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY
of Investment Terms

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

EXTENDED MARKEY INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                    December 31, 1990--June 30, 2001
[BAR CHART SCALE -30 TO 60%]

                        EXTENDED MARKET INDEX FUND
                            INVESTOR SHARES                  WILSHIRE 4500 INDEX
                        --------------------------           -------------------
1991                            41.8                                 46.1
1992                            12.5                                 18.4
1993                            14.5                                 18.9
1994                            -1.8                                 -1.8
1995                            33.8                                 28.4
1996                            17.6                                 16.5
1997                            26.7                                 22.4
1998                             8.3                                 -2.5
1999                            36.2                                 21.3
2000                           -15.5                                 -3.0
2001*                           -3.7                                  6.9
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 48 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------


MID-CAP INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                          May 21, 1998-June 30, 2001
[BAR CHART SCALE -30 TO 60%]

                           MIDCAP INDEX FUND
                            INVESTOR SHARES                 S&P MIDCAP 400 INDEX
                          ------------------                --------------------

1998                             8.6                                  7.9
1999                            15.3                                 14.7
2000                            18.1                                 17.5
2001*                            1.0                                  1.0
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 50 for dividend and capital gains information since inception.

FINANCIAL STATEMENTS
  June 30, 2001 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances.
Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.0%)(1)
--------------------------------------------------------------------------------------------------------------------
* Berkshire Hathaway Inc. Class A                                                            2,642       $  183,354
* Cox Communications, Inc. Class A                                                         999,459           44,275
* eBay Inc.                                                                                474,600           32,504
* General Motors Corp. Class H                                                           1,527,239           30,926
* Gemstar-TV Guide International, Inc.                                                     722,495           30,777
  United Parcel Service, Inc.                                                              434,422           25,109
* CIENA Corp.                                                                              573,580           21,795
* VeriSign, Inc.                                                                           352,835           21,173
* BEA Systems, Inc.                                                                        689,300           21,167
* Genzyme Corp.                                                                            340,340           20,760
  The Goldman Sachs Group, Inc.                                                            235,500           20,205
* IDEC Pharmaceuticals Corp.                                                               262,190           17,747
* Juniper Networks, Inc.                                                                   563,000           17,508
* Brocade Communications Systems, Inc.                                                     397,100           17,467
  Equity Office Properties Trust REIT                                                      543,519           17,191
* Immunex Corp.                                                                            951,000           16,879
* Genentech, Inc.                                                                          295,100           16,259
* USA Networks, Inc.                                                                       540,918           15,247
* i2 Technologies, Inc.                                                                    718,540           14,226
* SunGard Data Systems, Inc.                                                               468,818           14,068
* IVAX Corp.                                                                               350,750           13,678
* Cablevision Systems Corp. Class B                                                        232,500           13,600
* Millennium Pharmaceuticals, Inc.                                                         381,000           13,555
* Electronic Arts Inc.                                                                     233,700           13,530
* EchoStar Communications Corp.                                                            415,800           13,479
* Human Genome Sciences, Inc.                                                              220,700           13,296
  Equity Residential Properties Trust REIT                                                 234,469           13,258
  Intimate Brands, Inc.                                                                    861,300           12,979
  M & T Bank Corp.                                                                         170,338           12,860
* CNA Financial Corp.                                                                      317,015           12,505
* Quest Diagnostics, Inc.                                                                  165,000           12,349
* Charter Communications, Inc.                                                             500,258           11,680
* NVIDIA Corp.                                                                             122,900           11,398
* DST Systems, Inc.                                                                        215,900           11,377
  Telephone & Data Systems, Inc.                                                           103,328           11,236
* Atmel Corp.                                                                              818,092           11,035
* Adelphia Communications Corp. Class A                                                    269,158           11,034
* Openwave Systems Inc.                                                                    296,955           10,303
* PanAmSat Corp.                                                                           260,300           10,119
* Rational Software Corp.                                                                  357,342           10,022
  R.J. Reynolds Tobacco Holdings, Inc.                                                     179,000            9,772
  Marshall & Ilsley Corp.                                                                  180,909            9,750
* Gilead Sciences, Inc.                                                                    166,432            9,684
                                       9
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Kraft Foods Inc.                                                                         308,950       $    9,576
  Total System Services, Inc.                                                              336,864            9,566
* Weatherford International, Inc.                                                          199,270            9,564
* Agere Systems Inc.                                                                     1,271,642            9,536
  E.W. Scripps Co. Class A                                                                 137,269            9,471
* Andrx Corp.-Andrx Group                                                                  122,900            9,462
* Laboratory Corp. of America Holdings                                                     122,728            9,437
  Estee Lauder Cos. Class A                                                                218,958            9,436
  Washington Post Co. Class B                                                               16,420            9,424
  UnionBanCal Corp.                                                                        278,510            9,385
* BroadWing Inc.                                                                           382,506            9,351
* Jones Apparel Group, Inc.                                                                211,045            9,116
  SEI Corp.                                                                                190,478            9,028
* Health Management Associates Class A                                                     428,298            9,010
  Simon Property Group, Inc. REIT                                                          300,112            8,993
* Amazon.com, Inc.                                                                         630,900            8,926
  North Fork Bancorp, Inc.                                                                 285,734            8,857
  National Commerce Financial Corp.                                                        359,944            8,771
* SPX Corp.                                                                                 69,758            8,731
* U.S. Cellular Corp.                                                                      150,350            8,667
* Fox Entertainment Group, Inc. Class A                                                    309,800            8,642
* Apollo Group, Inc. Class A                                                               201,843            8,567
* Metro-Goldwyn-Mayer Inc.                                                                 377,635            8,552
* Sonus Networks, Inc.                                                                     357,250            8,344
* MGM Mirage, Inc.                                                                         277,210            8,304
* BJ Services Co.                                                                          289,100            8,204
* International Game Technology                                                            129,942            8,132
* Cadence Design Systems, Inc.                                                             433,032            8,066
* Peregrine Systems, Inc.                                                                  275,136            7,978
* Microchip Technology, Inc.                                                               231,029            7,912
  Popular, Inc.                                                                            238,388            7,852
  First Tennessee National Corp.                                                           225,800            7,838
  Diamond Offshore Drilling, Inc.                                                          234,300            7,744
  Family Dollar Stores, Inc.                                                               301,700            7,733
* Abercrombie & Fitch Co.                                                                  173,600            7,725
* RF Micro Devices, Inc.                                                                   287,200            7,697
* Express Scripts                                                                          137,600            7,572
  Harcourt General, Inc.                                                                   130,000            7,565
* AmeriCredit Corp.                                                                        145,433            7,555
* American Standard Cos., Inc.                                                             124,900            7,506
  Dime Bancorp, Inc.                                                                       201,046            7,489
  Royal Caribbean Cruises, Ltd.                                                            338,100            7,475
  Transatlantic Holdings, Inc.                                                              60,100            7,363
  Golden State Bancorp Inc.                                                                237,605            7,318
  TECO Energy, Inc.                                                                        234,600            7,155
  Spieker Properties, Inc. REIT                                                            118,000            7,074
* Westwood One, Inc.                                                                       191,000            7,038
* Smurfit-Stone Container Corp.                                                            428,368            6,940
  ProLogis Trust REIT                                                                      305,357            6,938
* AutoNation, Inc.                                                                         595,058            6,903
* BJ's Wholesale Club, Inc.                                                                128,118            6,824
  Green Point Financial Corp.                                                              177,400            6,812
* Abgenix, Inc.                                                                            151,000            6,795
* ONI Sytems Corp.                                                                         239,573            6,684
* Protein Design Labs, Inc.                                                                 76,900            6,672
* Invitrogen Corp.                                                                          92,176            6,618
* Caremark Rx, Inc.                                                                        401,572            6,606
  Radian Group, Inc.                                                                       162,902            6,589
* SCI Systems, Inc.                                                                        258,368            6,588
* HomeStore.com, Inc.                                                                      187,700            6,562
  Federated Investors, Inc.                                                                203,700            6,559
* American Tower Corp. Class A                                                             315,740            6,526
  DPL Inc.                                                                                 224,192            6,493
* LAM Research Corp.                                                                       217,205            6,440
  AVX Corp.                                                                                305,900            6,424
  Boston Properties, Inc. REIT                                                             156,100            6,384
  TCF Financial Corp.                                                                      137,442            6,365
* Affiliated Computer Services, Inc. Class A                                                88,463            6,361
  A.G. Edwards & Sons, Inc.                                                                140,922            6,341
* Park Place Entertainment                                                                 522,000            6,316
* Waters Corp.                                                                             228,300            6,303
  ServiceMaster Co.                                                                        524,150            6,290
* Lamar Advertising Co. Class A                                                            142,750            6,281
  Hillenbrand Industries, Inc.                                                             109,650            6,262
* ImClone Systems, Inc.                                                                    117,500            6,204
  Mylan Laboratories, Inc.                                                                 218,900            6,158
  Apartment Investment & Management Co. Class A REIT                                       127,401            6,141
* Crown Castle International Corp.                                                         374,100            6,135
* CDW Computer Centers, Inc.                                                               154,038            6,117
  Public Storage, Inc. REIT                                                                204,900            6,075
  UtiliCorp United, Inc.                                                                   198,329            6,059
* Cephalon, Inc.                                                                            85,900            6,056
* Finisar Corp.                                                                            323,694            6,047
* Emulex Corp.                                                                             149,100            6,024
* TeleCorp PCS, Inc.                                                                       310,590            6,016
  Old Republic International Corp.                                                         207,141            6,007
* Rite Aid Corp.                                                                           666,448            5,998
* BISYS Group, Inc.                                                                        101,100            5,965
  Vornado Realty Trust REIT                                                                152,496            5,953
* Republic Services, Inc. Class A                                                          299,473            5,945
* Integrated Device Technology Inc.                                                        187,469            5,941
  Hormel Foods Corp.                                                                       243,500            5,927
* Amkor Technology, Inc.                                                                   267,068            5,902
* ICOS Corp.                                                                                92,200            5,901
* Macrovision Corp.                                                                         86,100            5,898
  Ultramar Diamond Shamrock Corp.                                                          124,806            5,897
* Extreme Networks, Inc.                                                                   199,300            5,879
  Santa Fe International Corp.                                                             202,500            5,873
                                       10
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Neuberger Berman Inc.                                                                     86,100       $    5,855
  Compass Bancshares Inc.                                                                  220,847            5,852
* Quest Software, Inc.                                                                     154,400            5,829
  Murphy Oil Corp.                                                                          79,030            5,817
* Symantec Corp.                                                                           132,689            5,797
* NTL Inc.                                                                                 480,681            5,792
* Global Marine, Inc.                                                                      310,700            5,788
  American Water Works Co., Inc.                                                           173,774            5,729
  ENSCO International, Inc.                                                                244,100            5,712
  Legg Mason Inc.                                                                          113,798            5,663
* Lincare Holdings, Inc.                                                                   188,400            5,654
  Sovereign Bancorp, Inc.                                                                  432,800            5,626
  The PMI Group Inc.                                                                        77,150            5,606
  Duke Realty Corp.                                                                        224,362            5,575
* Vishay Intertechnology, Inc.                                                             241,822            5,562
  Avalonbay Communities, Inc. REIT                                                         118,221            5,527
* Hispanic Broadcasting Corp.                                                              192,000            5,508
* BHC Communications, Inc. Class A                                                          39,415            5,478
  Expeditors International of Washington, Inc.                                              91,000            5,460
  Banknorth Group, Inc.                                                                    240,774            5,454
* MiniMed, Inc.                                                                            113,500            5,448
* Sepracor Inc.                                                                            136,600            5,437
  Archstone Communities Trust REIT                                                         209,921            5,412
* Western Wireless Corp. Class A                                                           125,800            5,409
* CSG Systems International, Inc.                                                           92,900            5,388
* Dollar Tree Stores, Inc.                                                                 192,918            5,371
* Cypress Semiconductor Corp.                                                              224,800            5,361
  Allmerica Financial Corp.                                                                 93,197            5,359
* Smith International, Inc.                                                                 89,000            5,331
* Micrel, Inc.                                                                             161,300            5,323
* Cooper Cameron Corp.                                                                      95,100            5,307
  Kimco Realty Corp. REIT                                                                  111,050            5,258
* Vertex Pharmaceuticals, Inc.                                                             106,000            5,247
  Northeast Utilities                                                                      252,502            5,239
* Synopsys, Inc.                                                                           107,408            5,197
  SCANA Corp.                                                                              182,904            5,194
  Reader's Digest Assn., Inc. Class A                                                      180,300            5,184
  Ocean Energy, Inc.                                                                       296,542            5,175
* L-3 Communications Holdings, Inc.                                                         67,200            5,127
* AmeriSource Health Corp.                                                                  92,608            5,121
  McCormick & Co., Inc.                                                                    120,583            5,067
  Host Marriott Corp. REIT                                                                 403,838            5,056
  The Timber Co.                                                                           141,300            5,051
* Continental Airlines, Inc. Class B                                                       101,900            5,019
  Hibernia Corp. Class A                                                                   279,281            4,971
  Galileo International, Inc.                                                              152,900            4,969
* Oxford Health Plan                                                                       173,000            4,948
* McLeodUSA, Inc. Class A                                                                1,074,226            4,931
  Wisconsin Energy Corp.                                                                   206,861            4,917
  Mercantile Bankshares Corp.                                                              123,725            4,841
  Talbots Inc.                                                                             110,600            4,839
* Ceridian Corp.                                                                           252,410            4,839
* Universal Health Services Class B                                                        105,646            4,807
  Jack Henry & Associates                                                                  154,800            4,799
  Astoria Financial Corp.                                                                   86,553            4,760
* CheckFree Corp.                                                                          135,509            4,752
  Crescent Real Estate, Inc. REIT                                                          193,100            4,744
  IBP, Inc.                                                                                187,000            4,722
  Lennar Corp.                                                                             111,039            4,630
  Avnet, Inc.                                                                              206,448            4,629
* Lattice Semiconductor Corp.                                                              189,600            4,626
* Cytyc Corp.                                                                              200,300            4,617
* Enzon, Inc.                                                                               73,600            4,600
* Infonet Services Corp.                                                                   539,500            4,586
  Bergen Brunswig Corp. Class A                                                            237,854            4,572
  Unitrin, Inc.                                                                            118,940            4,567
* Apogent Technologies Inc.                                                                185,600            4,566
  Waddell & Reed Financial, Inc.                                                           143,350            4,551
* ChoicePoint Inc.                                                                         107,957            4,540
  ICN Pharmaceuticals, Inc.                                                                142,127            4,508
* Barnes & Noble, Inc.                                                                     114,500            4,506
* Brinker International, Inc.                                                              173,694            4,490
* Nextel Partners, Inc.                                                                    289,180            4,488
* Sycamore Networks, Inc.                                                                  479,200            4,466
* Devry, Inc.                                                                              123,100            4,446
* Community Health Systems, Inc.                                                           150,000            4,425
* TIBCO Software Inc.                                                                      345,900            4,417
* Chris-Craft Industries, Inc.                                                              61,496            4,391
* WebMD Corporation                                                                        626,865            4,388
* Intersil Corp.                                                                           120,000            4,368
  Wesco Financial Corp.                                                                     12,538            4,362
* Iron Mountain, Inc.                                                                       97,200            4,358
  Sonoco Products Co.                                                                      175,093            4,356
* Barr Labs Inc.                                                                            61,650            4,341
  Beckman Coulter, Inc.                                                                    105,900            4,321
  Energy East Corp.                                                                        206,400            4,316
* American Eagle Outfitters, Inc.                                                          122,103            4,303
  Eaton Vance Corp.                                                                        122,700            4,270
  Hudson City Bancorp, Inc.                                                                184,700            4,265
* Entercom Communications Corp.                                                             79,400            4,257
  iStar Financial Inc.                                                                     150,294            4,238
  Associated Banc-Corp.                                                                    117,120            4,215
  Cabot Corp.                                                                              116,932            4,212
  Viad Corp.                                                                               159,484            4,210
* Arrow Electronics, Inc.                                                                  173,000            4,202
* Foundry Networks, Inc.                                                                   209,300            4,182
* KPMG Consulting Inc.                                                                     272,400            4,181
  BancWest Corp.                                                                           121,428            4,177
* Triton PCS, Inc.                                                                         101,700            4,170
                                       11
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  C.H. Robinson Worldwide, Inc.                                                            148,500       $    4,142
  Protective Life Corp.                                                                    120,300            4,135
* Varian Medical Systems, Inc.                                                              57,800            4,133
* Applera Corp.-Celera Genomics Group                                                      104,100            4,129
* Trigon Healthcare, Inc.                                                                   63,662            4,128
  Fastenal Co.                                                                              66,600            4,128
* Retek Inc.                                                                                85,546            4,101
* First Health Group Corp.                                                                 169,760            4,095
  Martin Marietta Materials, Inc.                                                           82,399            4,078
  Mitchell Energy & Development Corp. Class A                                               88,000            4,070
  Commerce Bancshares, Inc.                                                                110,257            4,068
  Diebold, Inc.                                                                            126,026            4,052
* Sicor, Inc.                                                                              174,407            4,029
  Alliant Energy Corp.                                                                     138,199            4,029
  DENTSPLY International Inc.                                                               90,700            4,023
  Tidewater Inc.                                                                           106,400            4,011
  The St. Joe Co.                                                                          148,697            3,997
  Lafarge Corp.                                                                            119,099            3,991
* Dun & Bradstreet Corp.                                                                   141,200            3,982
  Potomac Electric Power Co.                                                               190,300            3,981
  NSTAR                                                                                     93,460            3,978
* Expedia Inc.                                                                              85,260            3,973
* Fairchild Semiconductor Corp.                                                            172,500            3,968
  Manpower Inc.                                                                            132,600            3,965
  Puget Energy, Inc.                                                                       151,041            3,957
  FirstMerit Corp.                                                                         149,600            3,949
  Bowater Inc.                                                                              88,149            3,944
  Valero Energy Corp.                                                                      107,100            3,939
  Commerce Bancorp, Inc.                                                                    56,085            3,932
  International Speedway Corp.                                                              93,427            3,924
* Patterson Dental Co.                                                                     118,700            3,917
* Orion Power Holdings, Inc.                                                               164,218            3,910
* Lear Corp.                                                                               111,900            3,905
  Valley National Bancorp                                                                  137,375            3,895
* Williams-Sonoma, Inc.                                                                    100,200            3,890
* Outback Steakhouse                                                                       134,631            3,877
  White Mountains Insurance Group Inc.                                                      10,285            3,870
  First Virginia Banks, Inc.                                                                81,263            3,829
  AMB Property Corp. REIT                                                                  148,500            3,825
* National-Oilwell, Inc.                                                                   142,500            3,819
  Equitable Resources, Inc.                                                                114,500            3,814
* Celgene Corp.                                                                            132,200            3,814
  Newport News Shipbuilding Inc.                                                            62,195            3,809
  Clayton Homes Inc.                                                                       241,596            3,798
* Vignette Corp.                                                                           427,461            3,792
* Northwest Airlines Corp. Class A                                                         148,900            3,760
  Investors Financial Services Corp.                                                        56,100            3,759
* Krispy Kreme Doughnuts, Inc.                                                              93,900            3,756
* Health Net Inc.                                                                          215,432            3,749
  City National Corp.                                                                       84,588            3,746
* International Rectifier Corp.                                                            109,800            3,744
* Smithfield Foods, Inc.                                                                    92,800            3,740
* Venator Group, Inc.                                                                      243,400            3,724
* Security Capital Group Inc. REIT Class B                                                 173,700            3,717
  MDU Resources Group, Inc.                                                                117,325            3,712
  PepsiAmericas, Inc.                                                                      279,100            3,712
  Metris Cos., Inc.                                                                        110,071            3,710
* Energizer Holdings, Inc.                                                                 161,100            3,697
  Allied Capital Corp.                                                                     159,520            3,693
* Internet Security Systems, Inc.                                                           75,800            3,681
* Mandalay Resort Group                                                                    134,259            3,679
  Belo Corp. Class A                                                                       195,006            3,674
* Gentex Corp.                                                                             131,700            3,670
* Hanover Compressor Co.                                                                   110,700            3,663
* Semtech Corp.                                                                            121,638            3,649
  Arthur J. Gallagher & Co.                                                                139,700            3,632
  Pacific Century Financial Corp.                                                          140,702            3,629
* E*TRADE Group, Inc.                                                                      560,615            3,616
  National Fuel Gas Co.                                                                     69,500            3,613
* Nova Corp. (Georgia)                                                                     114,888            3,613
* Micromuse Inc.                                                                           128,700            3,602
  Liberty Property Trust REIT                                                              121,600            3,599
  Tyson Foods, Inc.                                                                        390,610            3,598
  Wilmington Trust Corp.                                                                    57,200            3,584
* Riverstone Networks, Inc.                                                                180,086            3,582
  General Growth Properties Inc. REIT                                                       90,700            3,570
* Level 3 Communications, Inc.                                                             645,900            3,546
  American Financial Group, Inc.                                                           116,500            3,530
* Alkermes, Inc.                                                                           100,400            3,524
* Columbia Sportswear Co.                                                                   69,000            3,518
  Questar Corp.                                                                            141,930            3,514
  American National Insurance Co.                                                           46,850            3,502
  CONSOL Energy, Inc.                                                                      138,300            3,499
  Noble Affiliates, Inc.                                                                    98,936            3,497
  The MONY Group Inc.                                                                       86,600            3,475
  Rouse Co. REIT                                                                           121,100            3,470
* Advent Software, Inc.                                                                     54,500            3,461
* Triad Hospitals, Inc.                                                                    116,766            3,441
* Pixar, Inc.                                                                               83,800            3,419
  Ross Stores, Inc.                                                                        142,276            3,408
* McDATA Corp. Class A                                                                     193,550            3,397
  GATX Corp.                                                                                84,599            3,392
  Fidelity National Financial, Inc.                                                        137,488            3,378
  Plum Creek Timber Company Inc.                                                           120,089            3,375
* Valassis Communications, Inc.                                                             94,200            3,372
* Tellium, Inc.                                                                            185,140            3,370
  Erie Indemnity Co. Class A                                                               113,217            3,368
  Tootsie Roll Industries, Inc.                                                             87,304            3,365
  Conectiv, Inc.                                                                           155,684            3,363
  Precision Castparts Corp.                                                                 89,800            3,360
* Cree, Inc.                                                                               128,400            3,357
* SanDisk Corp.                                                                            120,300            3,355
                                       12
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Grant Prideco, Inc.                                                                      191,170       $    3,344
* Polycom, Inc.                                                                            144,800            3,343
* AdvancePCS                                                                                52,000            3,331
  CarrAmerica Realty Corp. REIT                                                            109,100            3,328
* RealNetworks, Inc.                                                                       282,252            3,316
  Mercury General Corp.                                                                     94,800            3,315
* Barrett Resources Corp.                                                                   55,947            3,301
  Health Care Properties Investors REIT                                                     95,900            3,299
  Reinsurance Group of America, Inc.                                                        87,000            3,297
* Six Flags, Inc.                                                                          156,550            3,294
  Omnicare, Inc.                                                                           162,500            3,283
  Heller Financial, Inc.                                                                    81,553            3,262
* Worldcom, Inc.-MCI Group                                                                 202,400            3,259
* Earthlink, Inc.                                                                          230,923            3,256
* Mohawk Industries, Inc.                                                                   92,400            3,252
* United Rentals, Inc.                                                                     124,552            3,232
  UAL Corp.                                                                                 91,900            3,230
  Allete, Inc.                                                                             143,500            3,229
* OSI Pharmaceuticals, Inc.                                                                 61,200            3,219
  Herman Miller, Inc.                                                                      132,784            3,213
  Harris Corp.                                                                             117,600            3,200
* Cirrus Logic                                                                             138,700            3,194
  Lyondell Chemical Co.                                                                    207,454            3,191
* TriQuint Semiconductor, Inc.                                                             140,932            3,171
* DoubleClick Inc.                                                                         226,621            3,164
* Priceline.com Inc.                                                                       349,100            3,159
* Tech Data Corp.                                                                           94,578            3,155
  Leucadia National Corp.                                                                   96,976            3,147
* Borders Group, Inc.                                                                      140,200            3,140
* Varco International, Inc.                                                                168,152            3,129
* Perot Systems Corp.                                                                      172,400            3,120
* Hearst-Argyle Television Inc.                                                            155,735            3,115
  The McClatchy Co. Class A                                                                 79,550            3,110
* Catellus Development Corp.                                                               178,201            3,110
* Service Corp. International                                                              488,600            3,107
  OGE Energy Corp.                                                                         137,200            3,102
* RSA Security Inc.                                                                        100,000            3,095
* Jacobs Engineering Group Inc.                                                             47,400            3,092
  John Nuveen Co. Class A                                                                   54,543            3,090
  Cullen/Frost Bankers, Inc.                                                                91,080            3,083
* Interwoven, Inc.                                                                         181,500            3,067
* Aviron                                                                                    53,800            3,067
* KEMET Corp.                                                                              154,700            3,065
  XTO Energy, Inc.                                                                         213,325            3,061
* Renaissance Learning, Inc.                                                                60,500            3,061
  Valspar Corp.                                                                             86,000            3,053
* CNET Networks, Inc.                                                                      233,813            3,040
  Houghton Mifflin Co.                                                                      50,600            3,032
  D. R. Horton, Inc.                                                                       133,430            3,029
* Network Associates, Inc.                                                                 243,157            3,027
  Hubbell Inc. Class B                                                                     104,106            3,019
* Medarex, Inc.                                                                            128,000            3,008
* CuraGen Corp.                                                                             82,500            3,003
  Arden Realty Group, Inc. REIT                                                            112,300            2,998
* LifePoint Hospitals, Inc.                                                                 67,620            2,994
* DaVita, Inc.                                                                             147,094            2,990
* Advanced Fibre Communications, Inc.                                                      142,300            2,988
* Allegiance Telecom, Inc.                                                                 199,350            2,988
* Catalina Marketing Corp.                                                                  97,600            2,978
  Teleflex Inc.                                                                             67,500            2,970
* Markel Corp.                                                                              15,100            2,967
* Pioneer Natural Resources Co.                                                            173,756            2,963
* Capstone Turbine Corp.                                                                   133,593            2,951
* Cor Therapeutics, Inc.                                                                    96,700            2,949
* Manugistics Group, Inc.                                                                  117,500            2,949
* Sybase, Inc.                                                                             179,132            2,947
* Informix Corp.                                                                           504,356            2,945
* Amphenol Corp.                                                                            73,300            2,936
* Packaging Corp. of America                                                               188,100            2,921
* Labranche & Co. Inc.                                                                     100,600            2,917
* Indymac Bancorp, Inc. REIT                                                               108,800            2,916
* National Instruments Corp.                                                                89,575            2,907
  Forest City Enterprise Class A                                                            52,800            2,904
* Shaw Group, Inc.                                                                          72,400            2,903
* Coach, Inc.                                                                               76,200            2,899
  Pentair, Inc.                                                                             85,707            2,897
* NetIQ Corp.                                                                               92,300            2,888
  New York Community Bancorp, Inc.                                                          76,241            2,870
  Lubrizol Corp.                                                                            91,933            2,855
  Harte-Hanks, Inc.                                                                        115,182            2,852
* Henry Schein, Inc.                                                                        74,500            2,850
  Mack-Cali Realty Corp. REIT                                                              100,000            2,848
  Roslyn Bancorp, Inc.                                                                     108,231            2,846
* 3Com Corp.                                                                               598,300            2,842
  Provident Financial Group, Inc.                                                           86,325            2,842
  Hospitality Properties Trust REIT                                                         99,600            2,839
  Webster Financial Corp.                                                                   86,464            2,834
* Copart, Inc.                                                                              96,800            2,831
* SonicWALL, Inc.                                                                          112,200            2,829
* Tekelec                                                                                  103,900            2,816
* Incyte Genomics, Inc.                                                                    114,800            2,815
* J.D. Edwards & Co.                                                                       199,050            2,815
* Medicis Pharmaceutical Corp.                                                              52,824            2,800
  Colonial BancGroup, Inc.                                                                 194,400            2,795
  Reynolds & Reynolds Class A                                                              127,200            2,792
* Corvis Corp.                                                                             635,481            2,790
  21st Century Insurance Group                                                             149,900            2,788
  Liberty Financial Cos., Inc.                                                              85,900            2,787
* Investment Technology Group, Inc.                                                         55,411            2,787
* Electronics for Imaging, Inc.                                                             94,300            2,782
  Sky Financial Group, Inc.                                                                146,908            2,781
* ResMed Inc.                                                                               55,000            2,780
  Capitol Federal Financial                                                                143,300            2,770
                                       13
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Skywest, Inc.                                                                             98,700       $    2,764
  Fulton Financial Corp.                                                                   134,829            2,759
* Timberland Co.                                                                            69,800            2,758
  Old National Bancorp                                                                     104,336            2,754
  Helmerich & Payne, Inc.                                                                   88,500            2,743
* Exult Inc.                                                                               160,800            2,742
* Edwards Lifesciences Corp.                                                               103,500            2,728
* Renal Care Group, Inc.                                                                    82,815            2,724
* Zebra Technologies Corp. Class A                                                         55,400             2,721
* Cytec Industries, Inc.                                                                    71,600            2,721
* 99 Cents Only Stores                                                                      90,655            2,715
* Pharmaceutical Product Development, Inc.                                                  88,966            2,714
* Apria Healthcare                                                                          94,080            2,714
  Fleming Cos., Inc.                                                                        75,700            2,702
  Kansas City Power & Light Co.                                                            109,800            2,696
* Louis Dreyfus Natural Gas Corp.                                                           77,200            2,690
* Keane, Inc.                                                                              121,900            2,682
* Quantum Corp.-DLT & Storage Systems                                                      264,031            2,664
  StanCorp Financial Group, Inc.                                                            56,000            2,654
* Regeneron Pharmaceuticals, Inc.                                                           76,500            2,651
  Western Resources, Inc.                                                                  123,268            2,650
* Peabody Energy Corp.                                                                      80,710            2,643
  Post Properties, Inc. REIT                                                                69,657            2,637
* Orthodontic Centers of America, Inc.                                                      86,300            2,624
* Scholastic Corp.                                                                          62,200            2,619
* Alleghany Corp.                                                                           12,871            2,613
* O'Reilly Automotive, Inc.                                                                 90,900            2,609
* Cognex Corp.                                                                              77,050            2,608
* Myriad Genetics, Inc.                                                                     41,100            2,602
* Cabot Microelectronics Corp.                                                              41,961            2,602
  Doral Financial Corp.                                                                     75,600            2,593
* The Corporate Executive Board Co.                                                         61,600            2,587
* The Neiman Marcus Group, Inc. Class A                                                     83,255            2,581
  United Dominion Realty Trust REIT                                                        179,700            2,579
  Raymond James Financial, Inc.                                                             84,137            2,575
* Whole Foods Market, Inc.                                                                  95,000            2,575
* Emmis Communications, Inc.                                                                83,700            2,574
* Pixelworks, Inc.                                                                          72,000            2,573
* SERENA Software, Inc.                                                                     70,800            2,573
  Regency Centers Corp.                                                                    101,200            2,570
  HON Industries, Inc.                                                                     106,000            2,567
  Peoples Bank Bridgeport                                                                  110,050            2,565
* Cerner Corp.                                                                              60,930            2,559
  Valhi, Inc.                                                                              197,600            2,559
* Suiza Foods Corp.                                                                         48,100            2,554
  Massey Energy Co.                                                                        129,100            2,551
* Williams Communications Group, Inc.                                                      863,446            2,547
* Payless ShoeSource, Inc.                                                                  39,346            2,546
* Extended Stay America, Inc.                                                              169,100            2,537
  Lee Enterprises, Inc.                                                                     76,800            2,534
  John Wiley & Sons Class A                                                                107,000            2,531
  Dean Foods Corp.                                                                          62,933            2,530
  Camden Property Trust REIT                                                                68,861            2,527
  HCC Insurance Holdings, Inc.                                                             103,000            2,524
* Axcelis Technologies, Inc.                                                               170,502            2,523
  Highwood Properties, Inc. REIT                                                            94,400            2,516
  WestAmerica Bancorporation                                                                63,996            2,512
* Storage Technology Corp.                                                                 182,482            2,511
* Toll Brothers, Inc.                                                                       63,800            2,508
  Washington Federal Inc.                                                                  102,114            2,504
* National Processing, Inc.                                                                 89,400            2,503
* Alamosa Holdings, Inc.                                                                   153,550            2,503
* Constellation Brands, Inc. Class A                                                        61,000            2,501
  BancorpSouth, Inc.                                                                       147,000            2,499
* Fisher Scientific International Inc.                                                      86,100            2,497
  Weingarten Realty Investors REIT                                                          56,900            2,495
* West Corp.                                                                               113,300            2,494
* Legato Systems, Inc.                                                                     155,400            2,479
  Student Loan Corp.                                                                        35,400            2,469
  Franchise Finance Corp. of America REIT                                                   98,200            2,466
* Furniture Brands International Inc.                                                       88,000            2,464
* Time Warner Telecom Inc.                                                                  73,300            2,457
  Donaldson Co., Inc.                                                                       78,700            2,452
  BRE Properties Inc. Class A REIT                                                          80,900            2,451
* Pride International Inc.                                                                 129,000            2,451
* STERIS Corp.                                                                             122,216            2,450
  Vectren Corp.                                                                            118,097            2,445
* Tanox, Inc.                                                                               77,383            2,441
* Ariba, Inc.                                                                              443,600            2,440
* PRIMEDIA Inc.                                                                            356,611            2,421
  CNF Inc.                                                                                  85,700            2,421
* Ticketmaster-Class B                                                                     163,263            2,416
  Weis Markets, Inc.                                                                        68,500            2,415
* Newfield Exploration Co.                                                                  75,200            2,411
* Affiliated Managers Group, Inc.                                                           39,200            2,411
* Ulticom, Inc.                                                                             71,115            2,404
  Dial Corp.                                                                               168,600            2,403
* Redback Networks Inc.                                                                    269,000            2,399
  AK Steel Corp.                                                                           191,232            2,398
* BOK Financial Corp.                                                                       89,128            2,398
  Citizens Banking Corp.                                                                    81,938            2,397
  Hollinger International, Inc.                                                            174,300            2,397
* Plexus Corp.                                                                              72,600            2,396
* Techne Corp.                                                                              73,700            2,395
                                       14
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Park National Corp.                                                                       23,700       $    2,394
  Philadelphia Suburban Corp.                                                               93,800            2,392
* Saks Inc.                                                                                248,259            2,383
  Arch Coal, Inc.                                                                           92,100            2,383
* Varian Semiconductor Equipment Associates, Inc.                                           56,700            2,381
* Forest Oil Corp.                                                                          85,030            2,381
* Patterson-UTI Energy, Inc.                                                               133,000            2,377
  York International Corp.                                                                  67,700            2,371
  Fair Issac & Co.                                                                          38,250            2,365
* Getty Images, Inc.                                                                        89,900            2,361
* Sensormatic Electronics Corp.                                                            138,661            2,357
* CEC Entertainment Inc.                                                                    47,761            2,357
  First American Corp.                                                                     124,417            2,356
* Charles River Laboratories, Inc.                                                          67,600            2,349
  Trustmark Corp.                                                                          115,600            2,349
* Informatica Corp.                                                                        135,200            2,347
  OM Group, Inc.                                                                            41,700            2,346
  New Plan Excel Realty Trust REIT                                                         153,214            2,344
  IKON Office Solutions, Inc.                                                              239,200            2,344
* Covance, Inc.                                                                            103,460            2,343
  Downey Financial Corp.                                                                    49,520            2,340
* The Cheesecake Factory                                                                    82,650            2,339
  Solutia, Inc.                                                                            182,800            2,331
* Advanced Energy Industries, Inc.                                                          56,400            2,328
* Rent-A-Center, Inc.                                                                       44,200            2,325
  Monsanto Co.                                                                              62,700            2,320
  Cousins Properties, Inc. REIT                                                             86,080            2,311
* Knight Trading Group, Inc.                                                               215,900            2,308
* Career Education Corp.                                                                    38,300            2,294
  Roper Industries Inc.                                                                     54,900            2,292
* Michaels Stores, Inc.                                                                     55,900            2,292
  AGL Resources Inc.                                                                        96,500            2,292
* Black Box Corp.                                                                           34,000            2,290
* Quanta Services, Inc.                                                                    103,900            2,290
* AmeriTrade Holding Corp.                                                                 287,600            2,289
  BorgWarner, Inc.                                                                          46,131            2,289
  IDACORP, Inc.                                                                             65,600            2,288
  RGS Energy Group Inc.                                                                     60,948            2,286
  HRPT Properties Trust REIT                                                               234,500            2,282
* Wind River Systems Inc.                                                                  130,303            2,275
  Ethan Allen Interiors, Inc.                                                               69,800            2,269
* Atlantic Coast Airlines Holdings Inc.                                                     75,600            2,267
* Professional Detailing, Inc.                                                              24,600            2,263
  Spiegel, Inc. Class A                                                                    233,900            2,262
  Cambrex Corp.                                                                             44,700            2,261
* Alpha Industries, Inc.                                                                    76,500            2,261
* Oakley, Inc.                                                                             121,900            2,255
* Reliant Resources, Inc.                                                                   91,000            2,248
* FEI Co.                                                                                   54,700            2,243
  Hudson United Bancorp                                                                     87,828            2,240
  Hawaiian Electric Industries Inc.                                                         58,335            2,228
  Sierra Pacific Resources                                                                 139,328            2,228
* Affymetrix, Inc.                                                                         101,000            2,227
* Credence Systems Corp.                                                                    91,792            2,225
  Pogo Producing Co.                                                                        92,600            2,222
  Commerce Group, Inc.                                                                      60,400            2,222
  Public Service Co. of New Mexico                                                          69,220            2,222
  DQE Inc.                                                                                  98,643            2,219
  First Industrial Realty Trust REIT                                                        69,100            2,219
  First Midwest Bancorp                                                                     71,900            2,218
* Alliant Techsystems, Inc.                                                                 24,650            2,216
  WGL Holdings Inc.                                                                         81,702            2,215
* Inrange Technologies Corp.                                                               144,200            2,213
* InfoSpace, Inc.                                                                          575,358            2,209
* Tularik, Inc.                                                                             85,500            2,208
* THQ Inc.                                                                                  37,000            2,206
* Albany Molecular Research, Inc.                                                           58,000            2,205
* Integrated Circuit Systems, Inc.                                                         114,800            2,204
  Rayonier Inc.                                                                             47,400            2,202
* Centennial Communications Corp. Class A                                                  166,700            2,199
  First Citizens BancShares Class A                                                         20,200            2,192
* Insight Communications Co., Inc.                                                          87,500            2,188
  Lancaster Colony Corp.                                                                    66,315            2,187
  FelCor Lodging Trust, Inc. REIT                                                           93,337            2,184
* LTX Corp.                                                                                 85,299            2,180
* Coventry Health Care Inc.                                                                107,900            2,180
* The Titan Corp.                                                                           95,051            2,177
* NVR, Inc.                                                                                 14,700            2,176
  Montana Power Co.                                                                        187,400            2,174
* Swift Transportation Co., Inc.                                                           112,725            2,171
* Inktomi Corp.                                                                            226,200            2,169
  Crompton Corp.                                                                           198,909            2,168
  Brown & Brown, Inc.                                                                       51,500            2,162
  Blyth, Inc.                                                                               83,950            2,158
* Perrigo Co.                                                                              129,300            2,158
  Harman International Industries, Inc.                                                     56,228            2,142
* CommScope, Inc.                                                                           91,100            2,141
* Rambus Inc.                                                                              173,400            2,135
* Education Management Corp.                                                                53,100            2,127
* GTech Holdings Corp.                                                                      59,800            2,123
  Whitney Holdings                                                                          45,100            2,115
* Maxtor Corp.                                                                             401,870            2,110
* United Television, Inc.                                                                   16,700            2,104
  W.R. Berkley Corp.                                                                        50,550            2,094
* Echelon Corp.                                                                             68,000            2,092
  Invacare Corp.                                                                            54,143            2,092
* Zale Corp.                                                                                62,000            2,089
* Inhale Therapeutic Systems                                                                90,800            2,088
* HS Resources Inc.                                                                         32,200            2,087
* NPS Pharmaceuticals Inc.                                                                  51,900            2,086
* Scotts Co.                                                                                50,300            2,085
  Callaway Golf Co.                                                                        131,800            2,082
                                       15
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Commercial Federal Corp.                                                                  89,997       $    2,079
* Acxiom Corp.                                                                             158,522            2,075
  Vintage Petroleum, Inc.                                                                  110,900            2,074
  IMC Global Inc.                                                                          203,044            2,071
  Applebee's International, Inc.                                                            64,627            2,068
  FactSet Research Systems Inc.                                                             57,900            2,067
* Flowserve Corp.                                                                           66,894            2,057
* Lands' End, Inc.                                                                          51,200            2,056
* Stone Energy Corp.                                                                        46,279            2,050
* 7-Eleven, Inc.                                                                           182,200            2,050
* Midway Games Inc.                                                                        110,581            2,046
  Independence Community Bank Corp.                                                        103,600            2,045
  Pittston Brink's Group                                                                    91,451            2,038
  Werner Enterprises, Inc.                                                                  83,975            2,036
* Global Industries Ltd.                                                                   163,000            2,033
* Plantronics, Inc.                                                                         87,800            2,033
  Aptargroup Inc.                                                                           62,500            2,027
* Liberate Technologies, Inc.                                                              185,000            2,026
* VISX Inc.                                                                                104,600            2,024
* Cox Radio, Inc.                                                                           72,600            2,022
  Kennametal, Inc.                                                                          54,755            2,020
* Commerce One, Inc.                                                                       345,100            2,015
  Piedmont Natural Gas, Inc.                                                                56,470            2,006
* CIMA Labs Inc.                                                                            25,500            2,002
* XOMA Ltd.                                                                                117,144            1,998
  United Bankshares, Inc.                                                                   74,500            1,997
* Mentor Graphics Corp.                                                                    114,000            1,995
  Corn Products International, Inc.                                                         62,300            1,994
* Exodus Communications, Inc.                                                              966,228            1,990
* Digital Lightwave, Inc.                                                                   53,850            1,990
* Stillwater Mining Co.                                                                     67,850            1,985
  Charles E. Smith Residential Realty, Inc. REIT                                            39,500            1,981
* Edison Schools Inc.                                                                       86,700            1,980
* Men's Wearhouse, Inc.                                                                     71,704            1,979
* Price Communications Corp.                                                                98,000            1,979
* Odyssey Re Holdings Corp.                                                                109,480            1,978
* Beverly Enterprises, Inc.                                                                184,800            1,977
* Inverness Medical Technology, Inc.                                                        53,400            1,976
  La-Z-Boy Inc.                                                                            106,800            1,976
* CV Therapeutics, Inc.                                                                     34,600            1,972
* Mueller Industries Inc.                                                                   59,832            1,969
  International Bancshares Corp.                                                            46,852            1,968
  ArvinMeritor, Inc.                                                                       117,450            1,966
  Earthgrains Co.                                                                           75,500            1,963
* SeeBeyond Technology Corp.                                                               123,400            1,962
  Pier 1 Imports Inc.                                                                      170,208            1,957
  Alpharma, Inc. Class A                                                                    71,583            1,951
  F & M National Corp.                                                                      48,645            1,946
* Tetra Tech, Inc.                                                                          71,350            1,941
* Province Healthcare Co.                                                                   54,950            1,939
* MedQuist, Inc.                                                                            65,181            1,935
* Anixter International Inc.                                                                63,000            1,934
* Direct Focus, Inc.                                                                        40,700            1,933
* Linens 'n Things, Inc.                                                                    70,700            1,932
  Polaris Industries, Inc.                                                                  42,150            1,930
  Harsco Corp.                                                                              70,932            1,924
  Universal Corp.                                                                           48,500            1,924
* NRG Energy, Inc.                                                                          87,100            1,923
  Lincoln Electric Holdings                                                                 75,352            1,921
* Marine Drilling Co., Inc.                                                                100,500            1,921
* Chesapeake Energy Corp.                                                                  282,100            1,918
* ITT Educational Services, Inc.                                                            42,600            1,917
* Immunomedics Inc.                                                                         89,500            1,915
  Ruby Tuesday, Inc.                                                                       111,748            1,911
* Manhattan Associates, Inc.                                                                48,000            1,908
  National Data Corp.                                                                       58,839            1,906
* Key Energy Services, Inc.                                                                175,400            1,901
* MKS Instruments, Inc.                                                                     66,000            1,901
  MeriStar Hospitality Corp. REIT                                                           80,031            1,901
* Mediacom Communications Corp.                                                            107,600            1,900
  Dole Food Co.                                                                             99,700            1,899
* Spinnaker Exploration Co.                                                                 47,600            1,897
* Silicon Valley Bancshares                                                                 86,100            1,894
* Ingram Micro, Inc. Class A                                                               130,700            1,894
* Varian, Inc.                                                                              58,500            1,890
* Cubist Pharmaceuticals, Inc.                                                              49,700            1,889
* Remedy Corp.                                                                              54,263            1,888
* Spectrasite Holdings, Inc.                                                               260,650            1,887
* Macromedia, Inc.                                                                         104,817            1,887
* Performance Food Group Co.                                                                62,400            1,886
  Federal Signal Corp.                                                                      80,337            1,886
* EMCORE Corp.                                                                              61,300            1,885
* GlobeSpan, Inc.                                                                          129,000            1,883
  CenterPoint Properties Corp. REIT                                                         37,500            1,883
* Silicon Laboratories Inc.                                                                 85,100            1,881
  AmerUs Group Co.                                                                          53,000            1,880
  Healthcare Realty Trust Inc. REIT                                                         71,400            1,878
* Dal-Tile International Inc.                                                              101,100            1,875
* Metromedia Fiber Network, Inc.                                                           918,920            1,875
  Western Gas Resources, Inc.                                                               57,500            1,875
  Albemarle Corp.                                                                           80,882            1,874
* Mercury Computer Systems, Inc.                                                            37,800            1,871
  Reckson Associates Realty Corp. REIT                                                      80,900            1,861
* Speedway Motorsports, Inc.                                                                73,800            1,860
  Carlisle Co., Inc.                                                                        53,346            1,860
  Media General, Inc. Class A                                                               40,400            1,858
  Alexander & Baldwin, Inc.                                                                 72,100            1,857
  Global Payments Inc.                                                                      61,671            1,856
  Greater Bay Bancorp                                                                       74,186            1,853
  Granite Construction Co.                                                                  72,900            1,853
* IDEXX Laboratories Corp.                                                                  59,200            1,850
* AnnTaylor Stores Corp.                                                                    51,600            1,847
                                       16
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Black Hills Corp.                                                                         45,900       $    1,847
  Nationwide Financial Services, Inc.                                                       42,300            1,846
* United Stationers, Inc.                                                                   58,388            1,843
* Electro Scientific Industries, Inc.                                                       48,300            1,840
  IDEX Corp.                                                                                54,100            1,839
* WMS Industries, Inc.                                                                      57,150            1,839
* CMGI Inc.                                                                                612,376            1,837
* Activision, Inc.                                                                          46,800            1,837
* Eclipsys Corp.                                                                            76,400            1,834
* Pegasus Communications Corp. Class A                                                      81,500            1,834
  Overseas Shipholding Group Inc.                                                           59,900            1,829
  Cleco Corp.                                                                               80,184            1,824
* Southern Union Co.                                                                        89,340            1,823
* Illuminet Holdings, Inc.                                                                  57,800            1,818
* Metro One Telecommunications, Inc.                                                        28,000            1,816
* Insight Enterprises, Inc.                                                                 73,823            1,809
* The Yankee Candle Company, Inc.                                                           95,200            1,808
* Ixia                                                                                      94,940            1,804
  Developers Diversified Realty Corp. REIT                                                  98,100            1,803
* GoTo.com, Inc.                                                                            92,700            1,803
* webMethods, Inc.                                                                          84,734            1,795
* Neurocrine Biosciences, Inc.                                                              44,800            1,792
* SBA Communications Corp.                                                                  72,300            1,789
* Avocent Corp.                                                                             78,618            1,789
  Graco, Inc.                                                                               54,197            1,789
  The Trust Co. of New Jersey                                                               52,600            1,788
* Akamai Technologies, Inc.                                                                194,711            1,786
* Cerus Corp.                                                                               24,600            1,785
* NewPower Holdings, Inc.                                                                  197,642            1,779
* Jack in the Box Inc.                                                                      68,100            1,777
* Handspring, Inc.                                                                         230,200            1,773
* Sawtek Inc.                                                                               75,300            1,772
  Superior Industries International, Inc.                                                   46,119            1,766
  Richmond County Financial Corp.                                                           46,950            1,762
* Microsemi Corp.                                                                           24,800            1,761
* Corinthian Colleges, Inc.                                                                 37,400            1,760
* R.H. Donnelley Corp.                                                                      55,000            1,760
  Sensient Technologies Corp.                                                               85,524            1,755
  Staten Island Bancorp, Inc.                                                               62,700            1,746
* Southwest Bancorporation of Texas, Inc.                                                   57,800            1,746
* MatrixOne, Inc.                                                                           75,285            1,746
  Ametek Aerospace Products Inc.                                                            57,100            1,744
* Owens-Illinois, Inc.                                                                     257,000            1,742
* American Management Systems, Inc.                                                         73,825            1,742
* WebEx Communications, Inc.                                                                65,325            1,742
* Veeco Instruments, Inc.                                                                   43,800            1,741
  Church & Dwight, Inc.                                                                     68,400            1,741
  PolyOne Corp.                                                                            167,175            1,740
* Tweeter Home Entertainment Group, Inc.                                                    49,300            1,740
  Storage USA, Inc. REIT                                                                    48,300            1,739
* Adaptec, Inc.                                                                            174,900            1,739
* Coherent, Inc.                                                                            48,046            1,738
* SurModics, Inc.                                                                           29,500            1,735
* Leap Wireless International, Inc.                                                         57,000            1,727
* Waste Connections, Inc.                                                                   47,900            1,724
  Alfa Corp.                                                                                69,700            1,722
* Sotheby's Holdings Class A                                                               106,600            1,719
  Prentiss Properties Trust REIT                                                            65,300            1,717
* Scios, Inc.                                                                               68,668            1,717
  Millennium Chemicals, Inc.                                                               114,100            1,717
  Presidential Life Corp.                                                                   76,600            1,716
* Dycom Industries, Inc.                                                                    74,450            1,707
  Community First Bankshares                                                                74,216            1,707
  The Pep Boys (Manny, Moe & Jack)                                                         152,000            1,707
* Borland Software Corp.                                                                   109,400            1,707
* Insituform Technologies Class A                                                           46,600            1,701
* Gaylord Entertainment Co. Class A                                                         59,057            1,701
* Anchor Gaming                                                                             26,202            1,693
* Genencor International Inc.                                                              106,490            1,692
  Claire's Stores, Inc.                                                                     87,300            1,690
  Atmos Energy Corp.                                                                        68,993            1,688
  Newport Corp.                                                                             63,400            1,680
* DDi Corp.                                                                                 83,900            1,678
* Accredo Health, Inc.                                                                      45,050            1,675
* Station Casinos, Inc.                                                                    104,700            1,675
* InterMune Inc.                                                                            47,000            1,674
  Nationwide Health Properties, Inc. REIT                                                   82,800            1,673
  RPM Inc. (Ohio)                                                                          181,780            1,672
  CBRL Group, Inc.                                                                          98,433            1,668
  Avista Corp.                                                                              83,300            1,664
* Plug Power, Inc.                                                                          77,300            1,664
* Houston Exploration Co.                                                                   53,200            1,663
* Kansas City Southern Industries,Inc.                                                     105,200            1,662
* Siliconix, Inc.                                                                           52,400            1,658
  Diagnostic Products Corp.                                                                 49,754            1,652
  General Cable Corp.                                                                       89,000            1,651
* TranSwitch Corp.                                                                         149,000            1,639
* Dobson Communications Corp.                                                               96,400            1,644
  Shurgard Storage Centers, Inc. Class A REIT                                               52,400            1,638
* Interneuron Pharmaceutical, Inc.                                                         192,800            1,637
* Covanta Energy Corp.                                                                      88,651            1,636
  Stewart & Stevenson Services, Inc.                                                        49,582            1,636
  WPS Resources Corp.                                                                       46,400            1,636
  Essex Property Trust, Inc. REIT                                                           32,900            1,630

                                       17

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Silicon Storage Technology, Inc.                                                         160,800       $    1,629
* Powerwave Technologies, Inc.                                                             111,500            1,617
* Netegrity, Inc.                                                                           53,800            1,614
* Sylvan Learning Systems, Inc.                                                             66,300            1,611
* Cell Therapeutics, Inc.                                                                   58,200            1,609
* Tom Brown, Inc.                                                                           67,000            1,608
* Pharmaceutical Resources, Inc.                                                            52,288            1,605
* Pure Resources, Inc.                                                                      89,100            1,604
* NYFIX, Inc.                                                                               50,175            1,603
  UMB Financial Corp.                                                                       37,258            1,602
  Crawford & Co. Class B                                                                    88,900            1,600
* Advanced Digital Information Corp.                                                        92,200            1,595
* UICI                                                                                     125,100            1,595
  Chateau Communities, Inc. REIT                                                            50,712            1,592
* Respironics, Inc.                                                                         53,500            1,592
* Emisphere Technologies, Inc.                                                              54,700            1,590
* ATMI, Inc.                                                                                52,930            1,588
* Kinder Morgan Management, LLC                                                             23,158            1,586
* Bio-Rad Laboratories, Inc. Class A                                                        31,847            1,586
  Burlington Coat Factory Warehouse Corp.                                                   79,100            1,582
  Woodward Governor Co.                                                                     18,700            1,577
  Chittenden Corp.                                                                          46,853            1,577
* Noven Pharmaceuticals, Inc.                                                               40,200            1,576
  Carter-Wallace, Inc.                                                                      81,200            1,571
* Lone Star Technologies, Inc.                                                              43,400            1,571
* Ocular Sciences, Inc.                                                                     61,800            1,570
* Priority Healthcare Corp. Class A                                                         55,506            1,570
* Guilford Pharmaceuticals, Inc.                                                            46,000            1,564
* SEACOR SMIT Inc.                                                                          33,450            1,563
* Checkpoint Systems, Inc.                                                                  87,826            1,563
  Vector Group Ltd.                                                                         48,925            1,563
  Pennzoil-Quaker State Co.                                                                139,255            1,560
* ArthroCare Corp.                                                                          59,600            1,559
  Florida Rock Industries, Inc.                                                             33,200            1,557
* Imation Corp.                                                                             61,780            1,557
* Mid Atlantic Medical Services, Inc.                                                       86,600            1,553
* Veritas DGC Inc.                                                                          55,800            1,548
  Horace Mann Educators Corp.                                                               71,700            1,545
  Regis Corp.                                                                               73,610            1,545
  Briggs & Stratton Corp.                                                                   36,700            1,545
* Enzo Biochem, Inc.                                                                        45,045            1,545
  LNR Property Corp.                                                                        44,050            1,542
  Libbey, Inc.                                                                              38,800            1,541
* MAXIMUS, Inc.                                                                             38,394            1,539
  Technitrol, Inc.                                                                          59,200            1,539
  ABM Industries                                                                            41,300            1,538
* Microtune, Inc.                                                                           69,850            1,537
* WFS Financial, Inc.                                                                       49,973            1,537
  Great Atlantic & Pacific Tea Co., Inc.                                                   103,800            1,536
  Kelly Services, Inc. Class A                                                              63,337            1,536
  Nordson Corp.                                                                             57,880            1,534
* Stratos Lightwave, Inc.                                                                  117,604            1,529
* Structural Dynamics Research Corp.                                                        62,355            1,528
* Trimeris, Inc.                                                                            30,500            1,527
  Harleysville Group, Inc.                                                                  51,300            1,526
* Select Medical Corp.                                                                      76,200            1,524
* Loral Space & Communications                                                             543,100            1,521
* DuPont Photomasks, Inc.                                                                   31,400            1,515
  First Commonwealth Financial Corp.                                                       100,900            1,514
  Energen Corp.                                                                             54,800            1,512
  Ohio Casualty Corp.                                                                      116,312            1,506
  Washington REIT                                                                           63,700            1,506
* Sonic Corp.                                                                               47,450            1,506
* eFunds Corp.                                                                              80,867            1,504
* Bally Total Fitness Holding Corp.                                                         50,696            1,501
* Kulicke & Soffa Industries, Inc.                                                          87,300            1,498
  Cabot Industrial Trust REIT                                                               71,300            1,497
* Value Vision International, Inc. Class A                                                  68,800            1,496
* Centillium Communications, Inc.                                                           60,400            1,494
  Corus Bankshares Inc.                                                                     24,800            1,494
* Too Inc.                                                                                  54,400            1,491
* Exelixis, Inc.                                                                            78,562            1,490
* Barra, Inc.                                                                               38,000            1,488
  Longs Drug Stores, Inc.                                                                   69,000            1,487
  MDC Holdings, Inc.                                                                        41,920            1,484
* HNC Software, Inc.                                                                        59,300            1,483
* Monaco Coach Corp.                                                                        44,675            1,483
  The Macerich Co. REIT                                                                     59,800            1,483
  Arrow International, Inc.                                                                 38,500            1,478
* Intermedia Communications Inc.                                                            99,000            1,475
* US Oncology, Inc.                                                                        165,732            1,473
  Minerals Technologies, Inc.                                                               34,300            1,472
* Rightchoice Managed Care, Inc.                                                            33,100            1,470
  C & D Technology Inc.                                                                     47,400            1,469
  Realty Income Corp. REIT                                                                  49,700            1,469
* El Paso Electric Co.                                                                      91,666            1,466
  Grey Global Group Inc.                                                                     2,200            1,463
* American Italian Pasta Co.                                                                31,500            1,462
* IHOP Corp.                                                                                54,400            1,461
* Serologicals Corp.                                                                        68,400            1,460
  Interstate Bakeries Corp.                                                                 91,000            1,456
* PETsMART, Inc.                                                                           206,500            1,456
* IntraNet Solutions, Inc.                                                                  38,200            1,454
* Bruker Daltonics, Inc.                                                                    96,430            1,453
  Pacific Capital Bancorp                                                                   47,600            1,449
* PRAECIS Pharmaceuticals Inc.                                                              88,105            1,448
  Modine Manufacturing Co.                                                                  52,400            1,445
                                       18
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Adtran, Inc.                                                                              70,400       $    1,443
  Pan Pacific Retail Properties, Inc. REIT                                                  55,500            1,443
* Bio-Technology General Corp.                                                             110,100            1,442
  Brandywine Realty Trust REIT                                                              64,200            1,441
* NBTY, Inc.                                                                               115,800            1,441
  Federal Realty Investment Trust REIT                                                      69,400            1,439
  Trustco Bank                                                                             107,719            1,438
  Brady Corp. Class A                                                                       39,800            1,438
* Titan Pharmaceuticals, Inc.                                                               47,900            1,437
* EGL, Inc.                                                                                 82,300            1,437
  The South Financial Group, Inc.                                                           76,100            1,437
* Rehabcare Corp.                                                                           29,800            1,436
* Hotel Reservations Network, Inc.                                                          30,800            1,433
* Agile Software Corp.                                                                      84,200            1,431
  First Financial Bancorp                                                                   83,724            1,430
* K-V Pharmaceutical Co. Class A                                                            51,525            1,430
  Interactive Data Corp.                                                                   158,756            1,429
  New Jersey Resources Corp.                                                                31,600            1,428
  Susquehanna Bancshares, Inc.                                                              70,150            1,428
* Airgas, Inc.                                                                             119,800            1,426
  Liberty Corp.                                                                             35,600            1,424
  Jefferies Group, Inc.                                                                     43,900            1,422
* Polo Ralph Lauren Corp.                                                                   55,100            1,422
* Argosy Gaming Co.                                                                         51,000            1,416
* Entravision Communications Corp.                                                         115,100            1,416
  Springs Industries Inc. Class A                                                           32,100            1,416
* Centra Software, Inc.                                                                     83,250            1,414
* Cal Dive International, Inc.                                                              57,400            1,412
* NCO Group, Inc.                                                                           45,600            1,410
* InFocus Corp.                                                                             69,100            1,409
* Paxar Corp.                                                                               97,600            1,405
  Dreyer's Grand Ice Cream, Inc.                                                            50,300            1,403
* Tuesday Morning Corp.                                                                    105,900            1,403
  Delphi Financial Group, Inc.                                                              36,442            1,403
* Brooks Automation, Inc.                                                                   30,400            1,401
* The Topps Co., Inc.                                                                      119,640            1,399
* Commonwealth Telephone Enterprises, Inc.                                                  33,100            1,398
* Newpark Resources, Inc.                                                                  125,900            1,397
* Handleman Co.                                                                             83,400            1,397
* Arkansas Best Corp.                                                                       60,600            1,397
* Chico's Fas, Inc.                                                                         46,908            1,396
  American Capital Strategies, Ltd.                                                         49,600            1,392
* Kronos, Inc.                                                                              33,975            1,391
* Rural Cellular Corp. Class A                                                              30,700            1,391
* SkillSoft Corp.                                                                           40,600            1,391
* FreeMarkets, Inc.                                                                         69,400            1,388
* Antigenics, Inc.                                                                          70,223            1,387
  Santander BanCorp.                                                                        70,920            1,386
  Curtiss-Wright Corp.                                                                      25,800            1,385
* Entegris Inc.                                                                            121,000            1,385
* Radio One, Inc. Class D                                                                   62,800            1,385
* ILEX Oncology, Inc.                                                                       46,300            1,384
* Gartner, Inc. Class A                                                                    125,800            1,384
* Cymer, Inc.                                                                               54,520            1,379
* Travelocity.com Inc.                                                                      44,900            1,378
  Trinity Industries, Inc.                                                                  65,900            1,377
  Kilroy Realty Corp. REIT                                                                  47,300            1,376
* Kopin Corp.                                                                              113,300            1,375
* Intergraph Corp.                                                                          89,300            1,375
  Holly Corp.                                                                               37,400            1,374
* Wisconsin Central Transportation Corp.                                                    82,000            1,372
  Kaydon Corp.                                                                              53,400            1,370
* PAREXEL International Corp.                                                               70,200            1,369
  CBL & Associates Properties, Inc. REIT                                                    44,600            1,369
* Pediatrix Medical Group, Inc.                                                             41,200            1,368
* Exar Corp.                                                                                69,200            1,367
* Sunrise Assisted Living, Inc.                                                             52,000            1,365
  UniSource Energy Corp.                                                                    59,400            1,364
* WetSeal, Inc. Class A                                                                     39,400            1,364
* S1 Corp.                                                                                  97,395            1,364
* Philadelphia Consolidated Holding Corp.                                                   39,200            1,363
  Wabtec Corp.                                                                              90,700            1,361
* Unilab Corp.                                                                              53,898            1,358
  Irwin Financial Corp.                                                                     54,000            1,358
* ImmunoGen, Inc.                                                                           67,900            1,358
* Haemonetics Corp.                                                                         44,500            1,357
  USFreightways Corp.                                                                       46,000            1,357
* Alaska Air Group, Inc.                                                                    46,900            1,355
* Paxson Communications Corp.                                                              100,100            1,351
  Barnes Group, Inc.                                                                        54,600            1,349
* Photronics Labs Inc.                                                                      52,496            1,347
  Stewart Enterprises, Inc. Class A                                                        184,500            1,347
* IGEN International, Inc.                                                                  51,800            1,347
  Sterling Bancshares, Inc.                                                                 70,200            1,346
* Champion Enterprises, Inc.                                                               118,314            1,346
  Chelsea Property Group                                                                    28,700            1,346
  Strayer Education, Inc.                                                                   27,600            1,346
* Sybron Dental Specialties, Inc.                                                           65,533            1,343
  Delta & Pine Land Co.                                                                     68,276            1,342
* Swift Energy Co.                                                                          44,479            1,340
* Syncor International Corp.                                                                43,200            1,339
  Oshkosh Truck Corp.                                                                       30,200            1,336
* Mesa Air Group Inc.                                                                      108,100            1,335
* Rudolph Technologies, Inc.                                                                28,400            1,335
  Westcorp, Inc.                                                                            62,951            1,335
  First Charter Corp.                                                                       71,173            1,334
  Cato Corp. Class A                                                                        68,300            1,333
* Symyx Technologies                                                                        55,100            1,333
  Russ Berrie and Co., Inc.                                                                 45,300            1,332
* Key3Media Group, Inc.                                                                    114,700            1,332
* Westport Resources Corp.                                                                  63,400            1,331
                                       19
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  S & T Bancorp, Inc.                                                                       49,300       $    1,331
  SL Green Realty Corp. REIT                                                                43,900            1,331
  Ruddick Corp.                                                                             78,500            1,331
  Olin Corp.                                                                                78,300            1,330
  UGI Corp. Holding Co.                                                                     49,146            1,327
  Cooper Cos., Inc.                                                                         25,800            1,326
  Kellwood Co.                                                                              57,400            1,326
* Elantec Semiconductor, Inc.                                                               39,200            1,325
* DMC Stratex Networks, Inc.                                                               132,396            1,324
  Southwest Gas Corp.                                                                       55,900            1,324
  Wolverine World Wide, Inc.                                                                74,004            1,322
* School Specialty, Inc.                                                                    51,138            1,322
  Ventas, Inc. REIT                                                                        120,665            1,321
* Arena Pharmaceuticals, Inc.                                                               43,248            1,319
  CH Energy Group, Inc.                                                                     30,000            1,319
* Dollar Thrifty Automotive Group, Inc.                                                     54,860            1,317
  Great American Financial Resources, Inc.                                                 72,978             1,317
* Ventiv Health, Inc.                                                                       63,733            1,315
* Virata Corp.                                                                             111,000            1,315
* Endo Pharmaceuticals Holdings, Inc.                                                      148,500            1,313
  Ferro Corp.                                                                               60,162            1,312
* Regent Communications, Inc.                                                              109,400            1,312
  The Standard Register Co.                                                                 70,687            1,308
  John H. Harland Co.                                                                       56,100            1,307
* Hexcel Corp.                                                                             102,500            1,307
* Landstar System                                                                           19,200            1,306
* Alliance Gaming Corp.                                                                     33,228            1,305
* AstroPower, Inc.                                                                          25,000            1,304
* Dionex Corp.                                                                              39,200            1,303
* FuelCell Energy, Inc.                                                                     56,400            1,302
  Banta Corp.                                                                               44,425            1,302
* La Quinta Properties, Inc. REIT                                                          251,069            1,301
  Baldor Electric Co.                                                                       60,806            1,299
  Glenborough Realty Trust, Inc. REIT                                                       67,300            1,299
* PSS World Medical, Inc.                                                                  201,700            1,297
* Information Holdings Inc.                                                                 40,100            1,295
* URS Corp.                                                                                 47,958            1,295
* Thoratec Corp.                                                                            83,255            1,295
  Tredegar Corp.                                                                            67,600            1,295
  Advanced Marketing Services                                                               61,875            1,290
* Hain Celestial Group, Inc.                                                                58,600            1,289
* ProQuest Company                                                                          41,600            1,289
  Manitowac Co., Inc.                                                                       43,700            1,289
  Arnold Industries, Inc.                                                                   66,500            1,287
* Specialty Laboratories, Inc.                                                              34,000            1,287
* Hutchinson Technology, Inc.                                                               67,500            1,286
  First Bancorp/Puerto Rico                                                                 47,600            1,285
  Capstead Mortage Corp. REIT                                                               72,100            1,283
* Cable Design Technologies                                                                 79,408            1,283
* Simpson Manufacturing Co.                                                                 21,200            1,283
* The Medicines Co.                                                                         62,550            1,282
* Transmeta Corp.                                                                          229,492            1,281
* Aspen Technologies, Inc.                                                                  52,900            1,280
* Pacific Sunwear of California                                                             57,069            1,280
  Summit Properties, Inc. REIT                                                              47,700            1,280
* UbiquiTel Inc.                                                                           168,300            1,279
  Cabot Oil & Gas Corp. Class A                                                             52,364            1,278
* Stericycle, Inc.                                                                          27,200            1,277
* Del Webb Corp.                                                                            33,000            1,277
  Texas Industries, Inc.                                                                    37,114            1,276
* bebe stores, inc.                                                                         43,700            1,274
* Saba Software, Inc.                                                                       77,630            1,274
* Heartland Express, Inc.                                                                   55,750            1,271
* Pharmacopeia, Inc.                                                                        52,900            1,270
* CUNO Inc.                                                                                 42,300            1,269
  AAR Corp.                                                                                 74,200            1,269
  Kimball International, Inc. Class B                                                       70,100            1,269
* CryoLife Inc.                                                                             31,000            1,268
  RPC Inc.                                                                                  89,300            1,268
* Grey Wolf, Inc.                                                                          317,000            1,268
* C-COR Electronics, Inc.                                                                  105,600            1,267
* Diversa Corp.                                                                             62,275            1,267
  NBT Bancorp, Inc.                                                                         65,526            1,265
  MAF Bancorp, Inc.                                                                         41,171            1,264
* Coinstar, Inc.                                                                            56,800            1,264
* Action Performance Cos., Inc.                                                             50,500            1,263
  H.B. Fuller Co.                                                                           25,250            1,260
* E.Piphany Inc.                                                                           123,875            1,259
  Engineered Support Systems, Inc.                                                          32,062            1,257
* Interdigital Communications Corp.                                                         94,700            1,255
* ChipPAC, Inc.                                                                            120,150            1,254
* Administaff, Inc.                                                                         48,200            1,253
* PolyMedica Corp.                                                                          30,900            1,251
  Standard Pacific Corp.                                                                    54,000            1,250
  UIL Holdings Corp.                                                                        25,700            1,249
* Amylin Pharmaceuticals, Inc.                                                             111,000            1,249
* American Axle & Manufacturing Holdings, Inc.                                              75,000            1,249
* Choice Hotel International, Inc.                                                          83,200            1,248
* Journal Register Co.                                                                      77,500            1,248
* Information Resources, Inc.                                                              120,634            1,247
  Oshkosh B' Gosh, Inc. Class A                                                             37,500            1,247
* Aurora Biosciences Corp.                                                                  40,200            1,246
* Portal Software, Inc.                                                                    301,600            1,246
  Republic Bancorp, Inc.                                                                    89,582            1,245
* Ivex Packaging Corp.                                                                      65,500            1,245
* Cell Genesys, Inc.                                                                        60,600            1,242
* UnitedGlobalCom Inc. Class A                                                             143,578            1,242
* Western Digital Corp.                                                                    310,400            1,242
* MRV Communications Inc.                                                                  132,788            1,242
* Impath, Inc.                                                                              28,000            1,240
                                       20
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* AirTran Holdings, Inc.                                                                   118,100       $    1,240
* VIASAT, INC.                                                                              51,900            1,239
  Taubman Co. REIT                                                                          88,500            1,239
* The Children's Place Retail Stores, Inc.                                                  46,200            1,238
* Pathmark Stores, Inc.                                                                     50,300            1,237
  Roadway Corp.                                                                             52,000            1,236
* ADVO, Inc.                                                                                36,175            1,235
* Evergreen Resources, Inc.                                                                 32,500            1,235
  Ryland Group, Inc.                                                                        24,400            1,235
  Waypoint Financial Corp.                                                                  98,775            1,235
  Gables Residential Trust REIT                                                             41,200            1,234
* Cheap Tickets, Inc.                                                                       81,500            1,231
  Apogee Enterprises, Inc.                                                                  98,500            1,230
* Arbitron Inc.                                                                             51,040            1,230
  Helix Technology Corp.                                                                    40,300            1,228
  Health Care REIT, Inc.                                                                    51,700            1,228
* AirGate PCS, Inc.                                                                         23,600            1,227
  Seacoast Financial Services Corp.                                                         75,370            1,225
  Pulitzer, Inc.                                                                            23,182            1,224
* Corixa Corp.                                                                              71,704            1,224
* Bright Horizons Family Solutions, Inc.                                                    38,980            1,224
* ISIS Pharmaceuticals, Inc.                                                                98,774            1,224
* American Superconductor Corp.                                                             47,400            1,223
* J.B. Hunt Transport Services, Inc.                                                        64,203            1,220
  JDN Realty Corp. REIT                                                                     90,950            1,219
* Numerical Technologies, Inc.                                                              58,015            1,218
  Selective Insurance Group                                                                 45,600            1,217
* GenesisIntermedia Inc.                                                                    64,800            1,215
  Hooper Holmes, Inc.                                                                      118,500            1,215
* Genome Therapeutics Corp.                                                                 81,830            1,214
  Watts Industries Class A                                                                  71,600            1,214
  Mid-America Apartment Communities, Inc. REIT                                              47,400            1,213
* Yellow Corp.                                                                              63,900            1,213
* Vicor Corp.                                                                               74,381            1,212
  N L Industries, Inc.                                                                      87,400            1,210
* Verity, Inc.                                                                              60,600            1,209
  Central Parking Corp.                                                                     64,600            1,208
* Footstar Inc.                                                                             35,100            1,207
* At Home Corp. Series A                                                                   563,354            1,206
* Transkaryotic Therapies, Inc.                                                             40,900            1,205
  Frontier Oil Corp.                                                                        90,800            1,203
  Northwest Bancorp, Inc.                                                                  114,500            1,202
* Caminus Corp.                                                                             44,570            1,202
* ProAssurance Corp.                                                                        69,655            1,202
* Input/Output, Inc.                                                                        94,600            1,201
* Genesco, Inc.                                                                             35,700            1,200
  R.L.I. Corp.                                                                              26,650            1,197
* Saga Communications, Inc.                                                                 50,393            1,196
* ON Semiconductor Corp.                                                                   262,754            1,196
* The Boyds Collection, Ltd.                                                                96,100            1,194
  Greif Brothers Corp. Class A                                                              39,300            1,193
  Otter Tail Corp.                                                                          42,900            1,190
  Argonaut Group, Inc.                                                                      59,219            1,190
  Amcore Financial                                                                          49,500            1,190
* Biopure Corp.                                                                             45,100            1,189
* ANADIGICS, Inc.                                                                           51,650            1,188
  Kaman Corp. Class A                                                                       67,100            1,188
* Modis Professional Services Inc.                                                         172,100            1,187
  Mentor Corp.                                                                              41,638            1,187
* The Profit Recovery Group International, Inc.                                            103,550            1,187
* Rosetta Inpharmatics, Inc.                                                                76,560            1,187
* International Specialty Products, Inc.                                                  111,900             1,186
* Universal Display Corp.                                                                   60,500            1,186
* Luminent, Inc.                                                                           281,900            1,184
  GenCorp, Inc.                                                                             92,300            1,181
  Riggs National Corp.                                                                      69,500            1,181
* F.Y.I. Inc.                                                                               28,800            1,181
* Red Hat, Inc.                                                                            294,800            1,179
* Genlyte Group, Inc.                                                                       38,100            1,178
  Wallace Computer Services, Inc.                                                           71,200            1,178
* Catalytica Energy Systems, Inc.                                                           54,158            1,175
* AmeriPath, Inc.                                                                           40,100            1,175
* Electronics Boutique Holdings Corp.                                                       37,000            1,175
  Carpenter Technology Corp.                                                                40,000            1,172
* MICROS Systems, Inc.                                                                      53,252            1,172
* Boca Resorts, Inc. Class A                                                                79,500            1,171
  Community Trust Bancorp Inc.                                                              48,787            1,171
* Crestline Capital Corp.                                                                   37,665            1,170
* InterVoice-Brite, Inc.                                                                   106,274            1,169
  Belden, Inc.                                                                              43,700            1,169
* Oceaneering International, Inc.                                                           56,200            1,166
* Active Power, Inc.                                                                        69,901            1,166
* Mattson Technology, Inc.                                                                  66,700            1,166
  Quanex Corp.                                                                              45,000            1,166
  Andover Bancorp, Inc.                                                                     23,175            1,165
  USEC Inc.                                                                                138,000            1,163
* FSI International, Inc.                                                                   83,100            1,163
  Koger Equity, Inc. REIT                                                                   70,500            1,163
* Rayovac Corp.                                                                             54,600            1,163
  Home Properties of New York, Inc. REIT                                                    38,600            1,162
* Research Frontiers, Inc.                                                                  43,000            1,161
* XM Satellite Radio Holdings, Inc.                                                         71,600            1,160
* Conmed Corp.                                                                              44,500            1,159
  Wausau-Mosinee Paper Corp.                                                                89,928            1,159
  Schweitzer-Mauduit International, Inc.                                                    49,100            1,159
* Digene Corp.                                                                              28,400            1,159
* Iomega Corp.                                                                             484,700            1,158
                                       21
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Sola International Inc.                                                                   82,100       $    1,158
  West Pharmaceutical Services, Inc.                                                        42,862            1,157
  Zenith National Insurance Corp.                                                           42,860            1,157
* Nautica Enterprises, Inc.                                                                 56,637            1,157
  Advanta Corp. Class A                                                                     72,302            1,157
  Commercial Metals Co.                                                                     36,066            1,155
* MSC.Software Corp.                                                                        61,600            1,155
* CoorsTek, Inc.                                                                            30,800            1,155
* Theragenics Corp.                                                                        103,300            1,154
* Sirius Satellite Radio, Inc.                                                              94,600            1,153
* Maxygen                                                                                   59,417            1,153
  Innkeepers USA Trust REIT                                                                 96,200            1,152
  Texas Regional Bancshares, Inc.                                                           28,580            1,151
  Lance, Inc.                                                                               85,141            1,149
* Trimble Navigation Ltd.                                                                   58,900            1,148
  Datascope Corp.                                                                           24,900            1,148
* Sangstat Medical Corp.                                                                    70,000            1,147
* Esterline Technologies Corp.                                                              52,710            1,146
  Regal-Beloit Corp.                                                                        54,800            1,146
* ABIOMED, Inc.                                                                             48,600            1,146
* Flowers Foods, Inc.                                                                       36,540            1,146
* Allen Telecom Inc.                                                                        76,340            1,145
* Tejon Ranch Co.                                                                           41,978            1,144
  Clarcor Inc.                                                                              42,600            1,144
  Alexandria Real Estate Equities, Inc. REIT                                                28,700            1,142
  Integra Bank Corp.                                                                        46,100            1,142
* Young Broadcasting Inc.                                                                   34,000            1,142
* Ryan's Family Steak Houses, Inc.                                                          93,200            1,142
* Forward Air Corp.                                                                         38,000            1,138
* Fossil, Inc.                                                                              54,800            1,137
  Frontier Financial Corp.                                                                  40,600            1,137
  Colonial Properties Trust REIT                                                            36,900            1,137
  Reliance Steel & Aluminum Co.                                                             45,000            1,136
  State Auto Financial Corp.                                                                69,300            1,136
* Zoran Corp.                                                                               38,200            1,135
  Florida East Coast Industries, Inc. Class B                                               32,159            1,135
  Florida East Coast Industries, Inc. Class A                                               32,000            1,133
  Spartech Corp.                                                                            46,900            1,133
  Vital Signs, Inc.                                                                         34,264            1,132
* ProBusiness Services, Inc.                                                                42,600            1,131
  Northwest Natural Gas Co.                                                                 45,400            1,130
  Casey's General Stores                                                                    86,900            1,130
* Bone Care International, Inc.                                                             42,600            1,129
* Cygnus Inc.                                                                              110,100            1,129
  Provident Bankshares Corp.                                                                45,236            1,128
* Avid Technology, Inc.                                                                     71,800            1,127
* NeoPharm, Inc.                                                                            44,200            1,127
  Longview Fibre Co.                                                                        91,470            1,127
* Acclaim Entertainment Inc.                                                               230,900            1,127
* Unifi, Inc.                                                                              132,525            1,126
* Hot Topic, Inc.                                                                           36,200            1,126
* Intuitive Surgical, Inc.                                                                  83,300            1,125
  A. Schulman Inc.                                                                          83,062            1,121
* Oak Technology, Inc.                                                                     105,800            1,120
* Avanex Corp.                                                                             115,450            1,120
  International Multifoods Corp.                                                            53,969            1,120
  AREA Bancshares Corp.                                                                     67,837            1,119
  Mississippi Valley Bancshares, Inc.                                                       28,000            1,117
* Mastec Inc.                                                                               84,574            1,116
* Cost Plus, Inc.                                                                           37,200            1,116
* Value City Department Stores, Inc.                                                        96,900            1,114
  P.H. Glatfelter Co.                                                                       78,100            1,114
* Credit Acceptance Corp.                                                                  144,400            1,112
  G & K Services, Inc.                                                                      41,325            1,112
  Dimon Inc.                                                                               111,150            1,112
* Biosite Diagnostics, Inc.                                                                 24,800            1,111
  Fleetwood Enterprises, Inc.                                                               78,900            1,111
  J. M. Smucker Co.                                                                         42,700            1,110
  Phillips-Van Heusen Corp.                                                                 76,893            1,107
  Bob Evans Farms, Inc.                                                                     61,416            1,105
* Alloy Online, Inc.                                                                        77,200            1,105
* Read Rite Corp.                                                                          207,169            1,104
* Scientific Games Corp.                                                                   187,267            1,103
* EMCOR Group, Inc.                                                                         30,500            1,103
  Owens & Minor, Inc. Holding Co.                                                           57,900            1,100
* PRI Automation, Inc.                                                                      59,300            1,099
  F.N.B. Corp.                                                                              41,137            1,098
* Secure Computing Corp.                                                                    69,900            1,098
* MSC Industrial Direct Co., Inc. Class A                                                   63,100            1,098
  Lennox International Inc.                                                                100,225            1,097
* Sinclair Broadcast Group, Inc.                                                           106,400            1,096
* Ocwen Financial Corp.                                                                    106,900            1,096
* Charming Shoppes, Inc.                                                                   182,600            1,096
* JAKKS Pacific, Inc.                                                                       58,550            1,095
  BancFirst Corp.                                                                           27,174            1,094
* Embarcadero Technologies, Inc.                                                            49,000            1,093
  ChemFirst Inc.                                                                            41,700            1,093
  Sun Communities, Inc. REIT                                                                30,900            1,092
  RFS Hotel Investors, Inc. REIT                                                            69,100            1,091
* Aeroflex, Inc.                                                                           103,900            1,091
  LandAmerica Financial Group, Inc.                                                         34,250            1,091
* Knight Transportation, Inc.                                                               52,992            1,089
  Interface, Inc.                                                                          145,100            1,088
* Aspect Medical Systems, Inc.                                                              70,200            1,088
* Triumph Group, Inc.                                                                       22,200            1,088
* Cognizant Technology Solutions Corp.                                                      25,606            1,087
  Independent Bank Corp.                                                                    55,000            1,086
* Playtex Products, Inc.                                                                   101,400            1,085
  United National Bancorp                                                                   47,808            1,084
* Atrix Laboratories, Inc.                                                                  45,634            1,082
                                       22
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* INAMED Corp.                                                                              44,200       $    1,081
  Bel Fuse, Inc. Class B                                                                    32,500            1,081
  Mid-America Bancorp                                                                       37,326            1,081
  Walter Industries, Inc.                                                                   90,800            1,081
  CNA Surety Corp.                                                                          77,100            1,079
* Teletech Holdings Inc.                                                                   120,040            1,079
* Harmonic, Inc.                                                                           107,807            1,078
  PS Business Parks, Inc. REIT                                                              38,500            1,078
* Southwestern Energy Co.                                                                   87,900            1,077
* Hibbett Sporting Goods, Inc.                                                              29,000            1,075
* Rent-Way, Inc.                                                                            98,600            1,075
* BE Avionics Inc.                                                                          56,400            1,074
* TriPath Imaging, Inc.                                                                    108,400            1,074
  Tecumseh Products Co. Class A                                                             21,700            1,074
  Chemed Corp.                                                                              29,700            1,073
* Aphton Corp.                                                                              48,961            1,072
* Right Management Consultants                                                              41,050            1,071
* Boyd Gaming Corp.                                                                        186,300            1,071
* Meridian Gold Co.                                                                        134,700            1,071
* Parker Drilling Co.                                                                      164,700            1,071
  Elcor Corp.                                                                               52,850            1,070
  Rollins, Inc.                                                                             53,700            1,069
* Elizabeth Arden, Inc.                                                                     43,800            1,069
  Ameron International Corp.                                                                16,000            1,068
* Nortek, Inc.                                                                              34,152            1,066
  Lone Star Steakhouse & Saloon, Inc.                                                       81,963            1,065
* Oplink Communications, Inc.                                                              283,722            1,064
* Cadiz Inc.                                                                               106,200            1,062
* Therma-Wave Inc.                                                                          55,700            1,062
  A.O. Smith Corp.                                                                          59,250            1,061
* SPS Technologies, Inc.                                                                    22,300            1,057
  Hancock Holding Co.                                                                       24,585            1,056
* Lexicon Genetics Inc.                                                                     84,400            1,055
  Applied Industrial Technology, Inc.                                                       55,650            1,055
* Safeguard Scientifics, Inc.                                                              205,000            1,054
* Terex Corp.                                                                               49,700            1,054
* Crown Media Holdings, Inc.                                                                56,800            1,054
* Duane Reade Inc.                                                                          32,400            1,053
  American Woodmark Corp.                                                                   27,400            1,053
* Tesoro Petroleum Corp.                                                                    83,500            1,052
  Oneida Ltd.                                                                               51,733            1,052
  Blockbuster Inc. Class A                                                                  57,600            1,051
  W.P. Carey & Co. LLC                                                                      56,800            1,051
  Pennsylvania REIT                                                                         42,500            1,050
* California Pizza Kitchen, Inc.                                                            45,100            1,049
  Inter-Tel, Inc.                                                                           88,000            1,048
* Triarc Cos., Inc. Class A                                                                 40,000            1,048
* Factory 2-U Stores Inc.                                                                   35,700            1,048
* Advanced Tissue Sciences Inc.                                                            209,542            1,048
* XTRA Corp.                                                                                21,100            1,047
  Bedford Property Investors, Inc. REIT                                                     49,800            1,043
* Collins & Aikman Corp.                                                                   168,000            1,042
* Digital Insight Corp.                                                                     47,130            1,042
* ESS Technology, Inc.                                                                      98,300            1,042
* AXT, Inc.                                                                                 39,000            1,041
* BankUnited Financial Corp.                                                                74,100            1,041
* Actel Corp.                                                                               42,400            1,041
  Tremont Corp.                                                                             29,309            1,040
* Ralcorp Holdings, Inc.                                                                    55,500            1,040
* First Republic Bank                                                                       42,450            1,040
  Centex Construction Products, Inc.                                                        32,000            1,040
* V.I. Technologies, Inc.                                                                   92,300            1,038
* Korn/Ferry International                                                                  66,900            1,037
* NextCard, Inc.                                                                            93,800            1,036
  The Stride Rite Corp.                                                                    121,900            1,036
* Steel Dynamics, Inc.                                                                      82,800            1,035
  CT Communications, Inc.                                                                   55,700            1,034
  South Jersey Industries, Inc.                                                             33,184            1,034
  IRT Property Co. REIT                                                                     94,900            1,033
* AremisSoft Corp.                                                                          63,700            1,032
* Visual Networks, Inc.                                                                    117,900            1,032
* 4Kids Entertainment Inc.                                                                  53,800            1,030
* Sykes Enterprises, Inc.                                                                   93,600            1,030
  Analogic Corp.                                                                            22,600            1,029
* Papa John's International, Inc.                                                           40,593            1,029
* Unit Corp.                                                                                64,900            1,029
* Intrado Inc.                                                                              59,900            1,028
  Wellman, Inc.                                                                             57,455            1,028
  AGCO Corp.                                                                               112,300            1,028
* PriceSmart, Inc.                                                                          23,600            1,027
* Magellan Health Services, Inc.                                                            80,200            1,027
  Sovran Self Storage, Inc. REIT                                                            37,500            1,026
* SCP Pool Corp.                                                                            29,800            1,026
* The Dress Barn, Inc.                                                                      45,100            1,026
* Nuance Communications Inc.                                                                56,800            1,024
* Instinet Group Inc.                                                                       54,900            1,023
* Internet Capital Group, Inc.                                                             511,064            1,022
* Gene Logic Inc.                                                                           46,800            1,020
* United Surgical Partners Intl., Inc.                                                      42,490            1,020
* Adolor Corp.                                                                              47,200            1,020
* Next Level Communications, Inc.                                                          150,800            1,018
* Packard BioScience Co.                                                                   122,300            1,015
  Empire District Electric Co.                                                              49,055            1,015
  Hudson River Bancorp Inc.                                                                 56,000            1,014
* Photon Dynamics, Inc.                                                                     37,500            1,013
  CTS Corp.                                                                                 49,379            1,012
  EastGroup Properties, Inc. REIT                                                           44,800            1,012
* Durect Corp.                                                                              77,800            1,011
* Presstek, Inc.                                                                            84,231            1,011
* Magnatek                                                                                  80,800            1,010
* Progress Software Corp.                                                                   62,300            1,009
  Omega Financial Corp.                                                                     31,300            1,008
  The Toro Co.                                                                              22,400            1,007
* Casella Waste Systems, Inc.                                                               80,484            1,006
                                       23
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Ambassadors International, Inc.                                                           40,700       $    1,005
* Universal Access, Inc.                                                                   162,108            1,005
* Neose Technologies, Inc.                                                                  22,300            1,004
* Maverick Tube Corp.                                                                       59,200            1,003
  Fremont General Corp.                                                                    154,274            1,003
* DSP Group Inc.                                                                            46,700            1,002
* New Focus, Inc.                                                                          121,300            1,001
* First Federal Financial Corp.                                                             33,550            1,000
  Coca-Cola Bottling Co.                                                                    25,400              999
  Exide Corp.                                                                               86,900              999
* Pericom Semiconductor Corp.                                                               63,500              998
* Quiksilver, Inc.                                                                          39,900              998
  GBC Bancorp                                                                               34,800              994
* AFC Enterprises, Inc.                                                                     51,850              993
  Bandag, Inc.                                                                              36,362              993
* General Semiconductor, Inc.                                                               94,850              992
  Lawson Products, Inc.                                                                     33,850              992
  Town & Country Trust REIT                                                                 48,500              989
* Carreker Corp.                                                                            46,000              989
* M.S. Carriers, Inc.                                                                       32,200              989
* Luminex Corp.                                                                             49,460              989
  MacDermid, Inc.                                                                           54,900              988
* Actuate Software Corp.                                                                   103,400              987
* Albany International Corp.                                                                52,232              987
* Charlotte Russe Holding Inc.                                                              36,800              986
* ViroPharma Inc.                                                                           29,000              986
  Penton Media, Inc. Class A                                                                56,316              986
* Ultratech Stepper, Inc.                                                                   38,400              985
  First Niagara Financial Group, Inc.                                                       63,400              985
* Optical Cable Corp.                                                                       98,150              982
* Trammell Crow Co.                                                                         88,800              981
* TBC Corp.                                                                                102,375              981
* Pharmacyclics, Inc.                                                                       28,877              979
* Pacificare Health Systems, Inc.                                                           60,016              978
  Gold Banc Corp., Inc.                                                                    126,300              978
* World Acceptance Corp.                                                                   106,000              976
* aaiPharma Inc.                                                                            62,200              976
  Getty Realty Holding Corp.                                                                50,932              976
  Pioneer Standard Electronics Inc.                                                         76,125              974
  BSB Bancorp, Inc.                                                                         42,244              974
  Russell Corp.                                                                             57,300              974
* Spherion Corp.                                                                           108,700              973
* SpeechWorks International Inc.                                                            61,940              972
* Columbia Laboratories Inc.                                                               120,100              972
  Hughes Supply, Inc.                                                                       41,061              971
  Metrowest Bank                                                                            86,138              969
* Remec, Inc.                                                                               78,100              968
* UCAR International, Inc.                                                                  81,000              968
* Superior Energy Services, Inc.                                                           122,400              967
  Berry Petroleum Class A                                                                   66,500              964
  FBL Financial Group, Inc. Class A                                                         53,556              964
  Flushing Financial Corp.                                                                  40,250              962
* Pemstar Inc.                                                                              65,500              962
  A.M. Castle & Co.                                                                         71,325              961
* Electroglas, Inc.                                                                         54,300              961
* Prime Hospitality Corp.                                                                   81,100              961
  Milacron Inc.                                                                             61,300              961
* Vail Resorts Inc.                                                                         50,500              960
* Consolidated Freightways Corp.                                                           106,850              957
  WSFS Financial Corp.                                                                      55,600              956
  Carbo Ceramics Inc.                                                                       25,800              956
* Integral Systems, Inc.                                                                    39,600              956
  Tucker Anthony Sutro Corp.                                                                43,400              955
* Tower Automotive, Inc.                                                                    93,100              954
  First Federal Capital Corp.                                                               58,900              954
* PC Connection, Inc.                                                                       59,600              954
  Manufactured Home Communities, Inc. REIT                                                  33,900              953
  LaSalle Hotel Properties REIT                                                             53,400              952
* Sequa Corp. Class A                                                                       20,900              951
  Suffolk Bancorp                                                                           21,200              950
* Atlas Air Worldwide Holdings, Inc.                                                        66,987              949
* Energy Conversion Devices, Inc.                                                           33,825              947
* Kensey Nash Corp.                                                                         56,300              942
* Littelfuse, Inc.                                                                          35,100              940
* Republic Bancshares, Inc.                                                                 55,700              940
* Amerco, Inc.                                                                              42,100              939
  Airborne, Inc.                                                                            80,920              938
* Stewart Information Services Corp.                                                        48,100              937
* Orasure Technologies, Inc.                                                                74,900              936
  Oriental Financial Group                                                                  49,266              936
* Gentiva Health Services, Inc.                                                             51,991              936
* Aviall Inc.                                                                               85,300              936
  Anchor Bancorp Wisconsin Inc.                                                             58,800              935
* Genuity Inc.                                                                             299,632              935
  Brookline Bancorp, Inc.                                                                   66,575              935
* Sequenom, Inc.                                                                            66,650              933
* CompuCredit Corp.                                                                         84,200              930
* MEMC Electronic Materials, Inc.                                                          121,400              929
* General Maritime Corp.                                                                    63,460              927
* ADE Corp.                                                                                 48,600              923
* Century Business Services, Inc.                                                          170,700              922
* Somera Communications, Inc.                                                              128,700              921
  CIRCOR International, Inc.                                                                51,050              921
* CardioDynamics International Corp.                                                       171,500              921
  St. Mary Land & Exploration Co.                                                           39,400              920
  Patina Oil & Gas Corp.                                                                    34,668              919
  OceanFirst Financial Corp.                                                                35,400              918
  Coachmen Industries, Inc.                                                                 69,300              918
* Avant! Corp.                                                                              68,590              912
* Ciber, Inc.                                                                               96,000              912
  Deb Shops, Inc.                                                                           48,500              910
  East West Bancorp, Inc.                                                                   33,700              910
* Vans, Inc.                                                                                38,700              909
                                       24
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Alliance Bancorp Inc.                                                                     30,842       $      909
* Genzyme Transgenics Corp.                                                                 91,400              909
  Brown Shoe Company, Inc.                                                                  50,306              908
* Sangamo BioSciences, Inc.                                                                 62,000              908
  Northwestern Corp.                                                                        40,500              907
* Genzyme Molecular Oncology                                                                66,951              907
  JLG Industries, Inc.                                                                      73,400              906
* Artesyn Technologies, Inc.                                                                70,200              906
* PICO Holdings, Inc.                                                                       61,645              901
* DVI, Inc.                                                                                 51,200              901
* Stanford Microdevices, Inc.                                                               53,300              901
* US Physical Therapy, Inc.                                                                 56,400              901
* FileNet Corp.                                                                             60,819              900
* Global Imaging Systems, Inc.                                                              85,700              900
* eSPEED, Inc.                                                                              40,900              900
* Caliper Technologies Corp.                                                                42,740              900
  CFS Bancorp, Inc.                                                                         65,000              899
* Mapinfo Corp.                                                                             40,800              898
* Alcide Corp.                                                                              29,900              897
  Vesta Insurance Group, Inc.                                                               81,700              895
  Central Vermont Public Service Corp.                                                      47,300              894
  Cash America International Inc.                                                          105,210              894
* Aztar Corp.                                                                               73,900              894
* XO Communications, Inc.                                                                  465,613              894
* Belco Oil & Gas Corp.                                                                     99,200              893
* Ligand Pharmaceuticals Inc. Class B                                                       79,000              893
  Baldwin & Lyons, Inc. Class B                                                             42,500              893
  Gerber Scientific, Inc.                                                                   81,400              891
* PictureTel Corp.                                                                         159,050              891
* Insignia Financial Group, Inc.                                                            72,966              890
* Forrester Research, Inc.                                                                  39,400              890
* 1-800 CONTACTS, Inc.                                                                      35,900              890
* Learning Tree International, Inc.                                                         38,700              889
* J & J Snack Foods Corp.                                                                   40,100              888
  Churchill Downs, Inc.                                                                     35,400              888
* Geron Corp.                                                                               63,400              888
* Progenics Pharmaceuticals, Inc.                                                           46,400              887
* Cytogen Corp.                                                                            164,169              887
* Teledyne Technologies, Inc.                                                               58,300              886
* Hollywood Entertainment Corp.                                                            104,571              885
* MemberWorks, Inc.                                                                         38,200              884
  Nature's Sunshine Inc.                                                                    74,700              884
  Hugoton Royalty Trust                                                                     70,300              883
* MIPS Technologies, Inc. Class B                                                           68,433              883
* Astec Industries, Inc.                                                                    51,200              883
* Insurance Auto Auctions, Inc.                                                             51,900              882
* McMoRan Exploration Co.                                                                   58,790              882
* Alliance Semiconductor Corp.                                                              73,350              882
* Net.B@nk, Inc.                                                                            78,000              881
* Tollgrade Communications, Inc.                                                            30,900              881
* Internap Network Services Corp.                                                          269,300              881
  S.Y. Bancorp, Inc.                                                                        25,900              881
* Pre-Paid Legal Services, Inc.                                                             40,000              880
* Citizens, Inc.                                                                           128,369              878
* Per-Se Technologies, Inc.                                                                107,734              878
* Boston Communications Group, Inc.                                                         60,900              877
* Valence Technology                                                                       136,300              876
* Benchmark Electronics, Inc.                                                               35,900              875
* Novavax, Inc.                                                                             79,500              875
* K2 Inc.                                                                                   76,445              874
  Saul Centers, Inc. REIT                                                                   46,200              873
* Stein Mart, Inc.                                                                          84,300              872
* H Power Corp.                                                                             89,701              871
* Multex.com Inc.                                                                           53,500              869
* IMRglobal Corp.                                                                           79,400              868
* Maxwell Technologies, Inc.                                                                38,900              867
* Fresh Del Monte Produce Inc.                                                              78,600              867
  Southwest Securities Group, Inc.                                                          41,830              866
* Hyperion Solutions Corp.                                                                  57,685              865
  Skyline Corp.                                                                             31,800              865
  SJW Corp.                                                                                 10,100              864
  Pilgrim's Pride Corp.                                                                     68,800              863
* Maxxam Inc.                                                                               34,900              863
* Pegasus Solutions Inc.                                                                    74,600              862
* Atwood Oceanics, Inc.                                                                     24,500              860
  CPI Corp.                                                                                 35,100              860
* Kendle International Inc.                                                                 42,900              860
* Alexander's, Inc. REIT                                                                    14,300              859
* Skechers U.S.A., Inc.                                                                     29,400              859
  NACCO Industries, Inc. Class A                                                            11,000              858
* BlackRock, Inc.                                                                           25,000              857
* Vastera, Inc.                                                                             60,300              856
* DiamondCluster International, Inc.                                                        67,235              856
* The Phoenix Companies, Inc.                                                               46,000              856
  National City Bancorporation                                                              28,566              856
* Prize Energy Corp.                                                                        44,300              855
* CDI Corp.                                                                                 50,300              855
* Penwest Pharmaceuticals Co.                                                               55,063              853
  Standex International Corp.                                                               36,100              852
* RadiSys Corp.                                                                             37,250              851
* Asyst Technologies, Inc.                                                                  62,900              849
* Prima Energy Corp.                                                                        35,200              848
* Millennium Cell Inc.                                                                      80,200              846
* Universal Electronics, Inc.                                                               47,000              846
* Chiles Offshore, Inc.                                                                     47,600              845
  Cohu, Inc.                                                                                37,500              844
* Integrated Silicon Solution, Inc.                                                         60,700              844
* The IT Group, Inc.                                                                       132,708              843
* J. Jill Group, Inc.                                                                       41,600              842
  New England Business Service, Inc.                                                        43,800              841
* RCN Corp.                                                                                153,100              841
* TD Waterhouse Group, Inc.                                                                 76,800              839
* Documentum, Inc.                                                                          64,900              839
* SuperGen, Inc.                                                                            56,700              835
                                       25
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Georgia Gulf Corp.                                                                        53,882       $      835
* Sonosite, Inc.                                                                            42,979              834
* Interlogix, Inc.                                                                          22,822              833
* Nastech Pharmaceutical Co., Inc.                                                          84,500              832
  HEICO Corp. Class A                                                                       46,322              831
* Charles River Associates Inc.                                                             47,500              831
  Crown Cork & Seal Co., Inc.                                                              221,400              830
* Startek, Inc.                                                                             36,700              829
* Nuevo Energy Co.                                                                          50,800              828
  Sterling Bancorp                                                                          27,046              828
* Christopher & Banks Corp.                                                                 25,300              825
* EPIQ Systems, Inc.                                                                        32,100              825
  Boykin Lodging Co. REIT                                                                   63,900              824
* Steak n Shake Co.                                                                         88,884              822
  Chesapeake Corp. of Virginia                                                              33,183              821
* Wesco International, Inc.                                                                 89,950              819
  Pennfed Financial Services, Inc.                                                          35,400              818
* JNI Corp.                                                                                 58,400              818
  Universal Health Realty Income REIT                                                       37,800              816
* Rogers Corp.                                                                              30,800              816
* Acacia Research Corp.                                                                     51,000              816
* Viewpoint Corp.                                                                           95,862              815
* QRS Corp.                                                                                 49,000              813
  Associated Estates Realty Corp. REIT                                                      84,200              813
* Brio Technology, Inc.                                                                    111,400              813
* Del Monte Foods Co.                                                                       96,900              812
* Cholestech Corp.                                                                          98,300              811
* General Binding Corp.                                                                     76,500              811
* Tripath Technology Inc.                                                                   72,050              811
* Vical, Inc.                                                                               57,800              808
  Brush Engineered Materials Inc.                                                           50,500              808
  City Holding Co.                                                                          61,716              806
* Vitria Technology, Inc.                                                                  233,600              804
  Wintrust Financial Corp.                                                                  32,300              803
* Buckeye Technology, Inc.                                                                  55,700              802
  Medford Bancorp, Inc.                                                                     39,202              802
* The Ackerley Group, Inc.                                                                  71,500              802
* 1-800-FLOWERS.COM, Inc.                                                                   54,000              801
  Sanderson Farms, Inc.                                                                     63,150              800
  Calgon Carbon Corp.                                                                      101,900              800
* Centennial Bancorp                                                                        96,913              800
* BioMarin Pharmaceutical Inc.                                                              60,500              799
* I-many, Inc.                                                                              59,200              799
* Planvista Corp.                                                                           96,200              798
  St. Francis Capital Corp.                                                                 36,500              798
* Ribozyme Pharmaceuticals, Inc.                                                            79,700              797
* TransMontaigne Inc.                                                                      137,300              796
  Glacier Bancorp, Inc.                                                                     41,908              796
* Entrust, Inc.                                                                            112,300              796
* Dendrite International, Inc.                                                              71,700              796
* Quicksilver Resources, Inc.                                                               44,200              796
* StorageNetworks, Inc.                                                                     46,750              794
* F5 Networks, Inc.                                                                         45,200              794
* Corrections Corp. of America                                                              49,784              794
  World Fuel Services Corp.                                                                 66,213              791
  HEICO Corp.                                                                               41,029              788
* Connetics Corp.                                                                          103,900              788
* Horizon Organic Holding Corp.                                                             82,300              786
* Revlon, Inc. Class A                                                                     108,200              784
  Washington Trust Bancorp, Inc.                                                            35,600              784
* Anaren Microwave, Inc.                                                                    39,100              782
  First Source Corp.                                                                        27,906              781
* National Health Investors REIT                                                            75,700              780
* Radiant Systems, Inc.                                                                     48,350              779
* Texas Biotechnology Corp.                                                                 93,000              779
* Spectrian Corp.                                                                           48,700              779
* Navigant Consulting, Inc.                                                                 94,890              778
* Sierra Health Services                                                                   110,703              776
* Network Peripherals, Inc.                                                                 66,300              776
* 3Tec Energy Corp.                                                                         43,700              776
* Offshore Logistics, Inc.                                                                  40,800              775
* Terayon Communications Systems, Inc.                                                     126,300              773
* Guess ?, Inc.                                                                            115,300              773
* IXYS Corp.                                                                                49,400              771
* Power Integrations, Inc.                                                                  49,300              769
  National Presto Industries, Inc.                                                          25,763              765
  Simmons First National                                                                    22,900              765
* Mechanical Technology Inc.                                                               105,900              764
* Royal Appliance Manufacturing Co.                                                        125,500              763
* Martha Stewart Living Omnimedia, Inc.                                                     33,000              762
* Digi International, Inc.                                                                  87,150              762
* Donna Karan International Inc.                                                            71,900              761
* NetRatings, Inc.                                                                          52,670              758
* Novoste Corp.                                                                             29,700              757
  BMC Industries, Inc.                                                                     126,104              757
* Antec Corp.                                                                               61,000              756
* W-H Energy Services, Inc.                                                                 39,800              756
* ONYX Software Corp.                                                                       94,500              756
* Artisan Components, Inc.                                                                  74,100              756
* Salton, Inc.                                                                              42,450              756
  HMN Financial, Inc.                                                                       44,100              754
* NPC International Class A                                                                 69,800              754
* Covansys Corp.                                                                            66,644              753
* Alexion Pharmaceuticals, Inc.                                                             31,300              751
  Merchants Bancshares, Inc.                                                                24,400              750
* BTG Inc.                                                                                  79,400              746
* Viasystems Group, Inc.                                                                   247,900              746
* BSQUARE Corp.                                                                             70,900              745
* Trans World Entertainment Corp.                                                           78,300              745
* PLX Technology, Inc.                                                                      87,700              745
* Wiser Oil Co.                                                                            106,300              744
* Trex Co., Inc.                                                                            38,600              743
  NYMAGIC, Inc.                                                                             37,500              743
                                       26
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Kenneth Cole Productions, Inc.                                                            36,800       $      742
  Landry's Restaurants, Inc.                                                                43,600              741
* Take-Two Interactive Software, Inc.                                                       39,900              740
* IDX Systems Corp.                                                                         49,282              739
* Kaiser Aluminum Corp.                                                                    185,700              739
* Plains Resources                                                                          31,100              739
* Chalone Wine Group Ltd.                                                                   61,000              738
  W Holding Co., Inc.                                                                       56,700              737
* A.S.V., Inc.                                                                              54,600              737
  Keithley Instruments Inc.                                                                 34,600              737
* Universal Compression Holdings, Inc.                                                      25,900              736
  Commercial Net Lease Realty REIT                                                          51,600              735
  Luby's, Inc.                                                                              75,100              735
  Alliance Resource Partners, L.P.                                                          32,300              735
* CorVel Corp.                                                                              19,700              734
* Applied Molecular Evolution                                                               58,800              734
* APW Ltd.                                                                                  72,215              733
* ResortQuest International, Inc.                                                           63,700              733
  Penn Engineering & Manufacturing Corp.                                                    41,800              732
* AnswerThink Consulting Group, Inc.                                                        73,200              731
* Transaction Systems Architects, Inc.                                                      47,174              731
* Avici Systems Inc.                                                                        85,210              730
* Cellegy Pharmaceuticals, Inc.                                                            105,800              728
* Zygo Corp.                                                                                32,700              728
* On Assignment, Inc.                                                                       40,400              727
* Applica Inc.                                                                              91,298              727
  F & M Bancorp                                                                             24,356              726
  Granite State Bankshares, Inc.                                                            31,550              726
* Healthcare Services Group, Inc.                                                          101,914              724
  United Community Financial Corp.                                                          83,100              723
* Avatar Holding, Inc.                                                                      31,400              722
  Pacific Crest Capital Inc.                                                                36,345              720
* Miravant Medical Technology                                                               63,100              719
* Biospherics, Inc.                                                                         79,800              718
* National Beverage Corp.                                                                   77,440              716
* Earthshell Corp.                                                                         210,400              715
  Sauer-Danfoss, Inc.                                                                       75,600              714
  Wabash National Corp.                                                                     59,000              714
  Myers Industries, Inc.                                                                    47,264              714
* Orthologic Corp.                                                                         161,800              714
* Wyndham International, Inc. Class A                                                      285,290              713
* ITLA Capital Corp.                                                                        39,600              713
* Hollywood Casino Corp.                                                                    90,800              713
  Park Electrochemical Corp.                                                                26,950              711
  Lindsay Manufacturing Co.                                                                 37,400              711
* Art Technology Group, Inc.                                                               122,300              709
* Civic Bancorp                                                                             45,919              707
* Dril-Quip, Inc.                                                                           32,800              706
* EntreMed, Inc.                                                                            44,100              706
* FPIC Insurance Group, Inc.                                                                53,900              704
* Keynote Systems Inc.                                                                      64,200              703
* msci, Inc.                                                                                46,400              703
* Heidrick & Struggles International, Inc.                                                  34,500              701
  MOCON, Inc.                                                                               95,362              701
* Aurora Foods Inc.                                                                        127,800              700
* Labor Ready, Inc.                                                                        133,250              698
* The Buckle, Inc.                                                                          36,900              697
  Pope & Talbot, Inc.                                                                       54,000              697
* Beasley Broadcast Group, Inc.                                                             41,000              697
* Benihana Inc. Class A                                                                     52,600              697
* Central Garden and Pet Co.                                                                73,400              697
  Badger Meter, Inc.                                                                        24,200              696
* UQM Technologies, Inc.                                                                   107,500              696
* Foodarama Supermarkets, Inc.                                                              20,600              695
  R & G Financial Corp. Class B                                                             43,300              695
* Spectra-Physics, Inc.                                                                     30,000              694
* Microvision, Inc.                                                                         32,600              691
* Priority Healthcare Corp. Class B                                                         24,400              690
* Three-Five Systems, Inc.                                                                  38,350              690
* LendingTree, Inc.                                                                        108,100              689
  UNITILI Corp.                                                                             27,800              688
* Avigen, Inc.                                                                              32,000              688
* High Plains Corp.                                                                        161,097              685
* Callon Petroleum Co.                                                                      57,500              681
* Hydrill Co.                                                                               29,900              681
  Resource Bancshares Mortgage Group, Inc.                                                  92,800              677
* Neurogen Corp.                                                                            29,500              677
* Concurrent Computer Corp.                                                                 96,300              674
* Cell Pathways, Inc.                                                                      106,400              674
* Regeneration Technologies, Inc.                                                           76,450              673
* Inet Technologies, Inc.                                                                   82,100              672
* Mitcham Industries, Inc.                                                                  98,800              672
* Titanium Metals Corp.                                                                     67,100              671
  First Place Financial Corp.                                                               51,925              671
* Jones Lang Lasalle Inc.                                                                   50,800              671
* Predictive Systems, Inc.                                                                 167,500              670
  Cleveland-Cliffs Iron Co.                                                                 36,200              670
* Syntel, Inc.                                                                              86,905              669
* Dyax Corp.                                                                                35,152              668
* Docent, Inc.                                                                              66,800              668
  Intermet Corp.                                                                           118,100              667
* Rare Hospitality International Inc.                                                       29,500              667
  Community Bank System, Inc.                                                               23,800              666
* Western Multiplex Corporation                                                             96,982              666
* Choice One Communications Inc.                                                            98,800              666
  Midwest Grain Products                                                                    59,450              666
* Capital Corp. of the West                                                                 45,615              663
* Trico Marine Services, Inc.                                                               62,300              663
                                       27
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Aspect Communications Corp.                                                               94,700       $      662
* SeaChange International, Inc.                                                             36,700              662
* Boron, LePore & Associates, Inc.                                                          48,000              661
* Proxim, Inc.                                                                              46,900              661
* Clayton Williams Energy, Inc.                                                             39,000              661
* Audiovox Corp.                                                                            59,500              660
* The Gymboree Corp.                                                                        77,660              660
  Arch Chemicals, Inc.                                                                      30,200              659
  Bay State Bancorp, Inc.                                                                   20,800              658
* Huttig Building Products, Inc.                                                           129,626              657
* Illumina, Inc.                                                                            55,780              657
* Todd Shipyards Corp.                                                                      82,100              657
  Abington Bancorp Inc.                                                                     41,700              657
* Witness Systems, Inc.                                                                     59,700              656
* MRO Software Inc.                                                                         41,500              656
* Volt Information Sciences Inc.                                                            37,400              655
  Independent Bank Corp.                                                                    26,630              654
  Klamath First Bancorp                                                                     44,400              654
* Genta Inc.                                                                                48,600              651
* Telular Corp.                                                                             64,525              650
* Mesaba Holdings, Inc.                                                                     70,300              648
  Foster Wheeler Ltd.                                                                       71,400              646
  Met-Pro Corp.                                                                             47,846              646
* Capital Crossing Bank                                                                     38,400              646
* Aquila, Inc.                                                                              26,200              646
* Proton Energy Systems, Inc.                                                               53,800              646
* Aether Systems, Inc.                                                                      72,800              644
  Bank of Granite Corp.                                                                     28,000              644
* IDT Corp.                                                                                 47,600              643
* Continental Materials Corp.                                                               30,200              643
  Donnelly Corp.                                                                            45,212              642
* Gulfmark Offshore, Inc.                                                                   20,800              642
* MGI Pharma, Inc.                                                                          51,200              640
* Sanchez Computer Associates, Inc.                                                         48,000              636
* OneSource Information Services, Inc.                                                      75,600              635
  Mission West Properties Inc. REIT                                                         52,400              634
* Websense, Inc.                                                                            31,700              634
* North American Scientific, Inc.                                                           43,700              634
* Nu Horizons Electronics Corp.                                                             66,650              633
* EMS Technologies, Inc.                                                                    41,514              633
* Fairchild Corp.                                                                           90,300              633
  Rock-Tenn Co.                                                                             51,550              631
* Aftermarket Technology Corp.                                                              85,300              627
* Res-Care, Inc.                                                                            75,800              626
  BostonFed Bancorp, Inc.                                                                   27,300              625
* World Wrestling Federation Entertainment, Inc.                                            45,200              624
* Click Commerce, Inc.                                                                      69,200              623
* Syntroleum Corp.                                                                          68,500              623
* OmniVision Technologies, Inc.                                                            110,400              623
  NCH Corp.                                                                                 15,900              622
* AVANT Immunotherapeutics, Inc.                                                           109,900              621
* Willis Lease Finance Corp.                                                                56,000              620
* Lexent Inc.                                                                               71,600              619
* Ace Cash Express, Inc.                                                                    60,350              619
* Clarent Corp.                                                                             67,200              618
* AT&T Latin America Corp. Class A                                                         123,700              616
  National Golf Properties, Inc. REIT                                                       22,600              616
* ParkerVision, Inc.                                                                        23,500              615
* PC-Tel, Inc.                                                                              66,700              614
* Pentastar Communications Inc.                                                             25,500              612
* America West Holdings Corp. Class B                                                       61,300              611
* Inspire Pharmaceuticals, Inc.                                                             43,600              610
* United Therapeutics Corp.                                                                 45,600              609
  Hancock Fabrics, Inc.                                                                     68,000              609
  Frisch's Restaurants, Inc.                                                                43,934              608
  Central Bancorp, Inc.                                                                     27,700              608
* Oil States International, Inc.                                                            65,900              608
* SPSS, Inc.                                                                                38,400              607
* Beacon Power Corp.                                                                        87,900              607
* Digital Generation Systems                                                               145,795              605
* Terra Industries, Inc.                                                                   154,942              604
* Packeteer, Inc.                                                                           48,200              604
  Correctional Properties Trust REIT                                                        42,400              604
  Ampco-Pittsburgh Corp.                                                                    53,365              603
* Orphan Medical, Inc.                                                                      53,200              602
* UNOVA, Inc.                                                                               87,500              602
  Senior Housing Properties Trust REIT                                                      46,220              601
* Hoenig Group, Inc.                                                                        54,300              600
* Datastream Systems, Inc.                                                                  79,500              599
* First Consulting Group, Inc.                                                              83,242              599
* Lifeline Systems, Inc.                                                                    30,300              599
* Dave & Busters                                                                            71,060              598
* Genrad, Inc.                                                                              99,511              597
* Prodigy Communications Corp. Class A                                                     104,700              596
* Sharper Image Corp.                                                                       56,800              595
* Immune Response                                                                          124,983              594
* The Kroll-O'Gara Co.                                                                      62,500              591
* Hyseq, Inc.                                                                               51,200              589
* Mortons Restaurant Group                                                                  29,800              588
  First Bell Bancorp, Inc.                                                                  40,200              587
  TransTechnology Corp.                                                                     66,800              586
* OfficeMax, Inc.                                                                          158,600              585
  Franklin Electric, Inc.                                                                    7,700              584
* A.T. Cross Co. Class A                                                                    87,400              581
  Cascade Bancorp                                                                           51,340              580
  Psychemedics, Inc.                                                                       136,456              580
* The Pantry, Inc.                                                                          76,300              580
* Water Pik Technologies, Inc.                                                              68,600              580
                                       28
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Horizon Offshore, Inc.                                                                    42,800       $      578
  TC Pipelines LP                                                                           25,100              577
* Q-Med, Inc.                                                                               52,600              576
* Systems & Computer Technology Corp.                                                       63,700              576
* Mayor's Jeweler's, Inc.                                                                  138,600              575
* Matria Healthcare, Inc.                                                                   36,519              575
* Playboy Enterprises, Inc. Class B                                                         36,650              574
* Molecular Devices Corp.                                                                   28,600              573
* ZixIt Corp.                                                                               62,550              572
* Triangle Pharmaceuticals, Inc.                                                           121,900              570
  Bassett Furniture Industries, Inc.                                                        45,300              570
* Drexler Technology Corp.                                                                  47,311              568
  Alabama National BanCorporation                                                           17,500              568
* Frontier Airlines, Inc.                                                                   46,350              568
* hi/fn, inc.                                                                               37,467              567
  Flexsteel Industry                                                                        47,300              567
  Maine Public Service Co.                                                                  19,700              566
  L. S. Starrett Co. Class A                                                                27,600              566
  Yardville National Bancorp                                                                40,385              565
* Navigant International, Inc.                                                              40,369              565
* WatchGuard Technologies, Inc.                                                             55,100              565
* ORATEC Interventions, Inc.                                                                60,910              565
* Actuant Corp.                                                                             34,263              564
* CTB International Corp.                                                                   62,900              563
  The Middleby Corp.                                                                        93,800              563
  RAIT Investment Trust                                                                     34,300              563
  U.S. Industries, Inc.                                                                    137,190              562
* Insmed Incorporated                                                                       62,525              562
* Tanning Technology Corp.                                                                 115,800              562
* BioTime, Inc.                                                                             72,900              561
* Cumulus Media Inc.                                                                        41,300              561
* Identix, Inc.                                                                             89,700              561
* Aclara Biosciences, Inc.                                                                  56,550              559
* Computer Network Technology Corp.                                                         52,700              559
  California Independent Bancorp                                                            21,241              557
  BEI Technologies, Inc.                                                                    20,600              556
  Warren Bancorp, Inc.                                                                      61,600              556
* Applied Microsystems Corp.                                                               103,800              555
  Methode Electronics, Inc. Class A                                                         64,400              554
* Zomax Inc.                                                                                62,100              553
* Infogrames, Inc.                                                                          72,800              553
* Rainbow Rentals, Inc.                                                                     79,000              553
* Digex, Inc.                                                                               42,500              553
* Wackenhut Corp.                                                                           32,000              552
  Angelica Corp.                                                                            50,100              551
  People's Bancshares, Inc.                                                                 34,550              551
* KFX, Inc.                                                                                207,750              551
* OPNET Technologies, Inc.                                                                  30,800              550
* LoJack Corp.                                                                              96,200              550
* Silicon Image, Inc.                                                                      110,000              550
* Peregrine Pharmaceuticals, Inc.                                                          209,100              550
* Switchboard Inc.                                                                          93,145              550
  Blair Corp.                                                                               33,700              549
* Mapics Inc.                                                                               90,600              544
  Ohio Valley Banc Corp.                                                                    21,725              543
  TriCo Bancshares                                                                          32,300              543
* Columbia Banking System, Inc.                                                             42,510              542
* Hector Communications Corp.                                                               42,650              542
* MediChem Life Sciences, Inc.                                                             107,000              540
* Bell Microproducts Inc.                                                                   45,100              539
  Puerto Rican Cement Co., Inc.                                                             22,700              539
* Sunrise Telecom Inc.                                                                      90,600              539
  Great Southern Bancorp, Inc.                                                              20,500              539
* Maxim Pharmaceuticals, Inc.                                                               85,300              538
* Trendwest Resorts, Inc.                                                                   23,000              538
  PMC Capital, Inc.                                                                         68,800              537
* National R. V. Holdings, Inc.                                                             35,773              537
  Redwood Empire Bancorp                                                                    18,100              536
  BHA Group Holdings Inc.                                                                   39,137              534
* Magnum Hunter Resources Inc.                                                              60,000              534
* Turnstone Systems, Inc.                                                                   76,100              533
* Merix Corp.                                                                               30,450              533
* Orchid Biosciences                                                                        69,600              532
* Standard Microsystem                                                                      29,700              532
  Oregon Trail Financial Corp.                                                              36,400              531
  Tecumseh Products Co. Class B                                                             11,900              531
* SONICblue Inc.                                                                           160,732              530
  Knape & Vogt Manufacturing Co.                                                            41,868              530
* America Service Group Inc.                                                                20,700              530
  Bush Industries, Inc.                                                                     40,110              527
  FINOVA Group, Inc.                                                                       142,496              527
  Scope Industries                                                                          12,500              526
* APAC Teleservices, Inc.                                                                  165,589              525
* IDT Corp. Class B                                                                         47,600              524
* MP3.com, Inc.                                                                            107,800              523
* Metrologic Instruments, Inc.                                                              49,300              523
* Extensity, Inc.                                                                           51,735              523
* Blue Rhino Corp.                                                                         101,200              522
  IMCO Recycling, Inc.                                                                      73,500              522
  Bowne & Co., Inc.                                                                         45,300              521
* Waste Holdings, Inc.                                                                      66,750              521
* Restoration Hardware, Inc.                                                                95,800              520
* Tradestation Group Inc.                                                                   97,880              519
* Gabelli Asset Management Inc.                                                             12,600              518
* U S Liquids Inc.                                                                         112,700              518
  Oregon Steel Mills, Inc.                                                                  60,800              517
* CSK Auto Corp.                                                                            62,138              516
* Sorrento Networks Corp.                                                                   42,900              514
* LabOne, Inc.                                                                              75,900              512
* CCC Information Services Group                                                            86,000              511
* Constellation Brands, Inc. Class B                                                        12,750              510
* McAfee.com Corp.                                                                          41,500              510
* Tyler Technologies, Inc.                                                                 212,000              509
  PVF Capital Corp.                                                                         47,262              508
                                       29
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* NMS Communications Corp.                                                                  72,500       $      508
* Neon Communications, Inc.                                                                 72,600              507
* U.S. Energy Corp.                                                                        102,770              505
* Wireless Facilities, Inc.                                                                 77,600              504
* MetaSolv, Inc.                                                                            63,600              504
* NATCO Group Inc.                                                                          57,300              504
* Integrated Electrical Services, Inc.                                                      51,700              504
* Evans & Sutherland Computer Corp.                                                         61,997              504
* Pinnacle Systems, Inc.                                                                    83,308              504
* Management Network Group Inc.                                                             82,300              502
* LCA-Vision, Inc.                                                                         200,237              501
* William Lyon Homes, Inc.                                                                  40,100              500
* Danielson Holdings Corp.                                                                 112,200              499
  Aceto Corp.                                                                               49,662              498
* BioLase Technology, Inc.                                                                  98,100              496
* Seven Seas Petroleum Inc.                                                                206,700              496
  Penford Corp.                                                                             42,709              495
  Green Mountain Power Corp.                                                                31,007              495
  Virco Manufacturing Corp.                                                                 47,984              494
* BWC Financial Corp.                                                                       23,111              494
* InVision Technologies, Inc.                                                              127,900              492
* Eden Bioscience Corp.                                                                     49,234              492
* Kana Software, Inc.                                                                      241,024              492
* COMARCO, Inc.                                                                             33,150              491
* AP Pharma Inc.                                                                           163,100              489
* Elite Information Group, Inc.                                                             73,500              489
* ACT Teleconferencing, Inc.                                                                78,200              489
* Goody's Family Clothing                                                                  121,800              488
* Resources Connection, Inc.                                                                18,900              488
  Apex Mortgage Capital, Inc. REIT                                                          43,000              488
* Concord Communications, Inc.                                                              54,100              487
  Medallion Financial Corp.                                                                 47,400              486
* OTG Software, Inc.                                                                        69,300              485
  United Fire & Casualty Co.                                                                16,600              485
  Southern Financial Bancorp, Inc.                                                          19,200              485
* Landmark Systems Corp.                                                                   131,100              484
* Pinnacle Holdings Inc. REIT                                                               80,200              482
* Consolidated Graphics, Inc.                                                               28,300              481
  Pacific Gulf Properties, Inc. REIT                                                        98,300              481
  State Financial Services Corp. Class A                                                    37,500              478
* Florida Banks, Inc.                                                                       79,000              478
* QAD Inc.                                                                                 136,300              477
* The TriZetto Group, Inc.                                                                  51,400              475
* Software Spectrum, Inc.                                                                   39,200              475
* ARIAD Pharmaceuticals, Inc.                                                               93,700              475
* Silicon Graphics, Inc.                                                                   341,700              475
  Craftmade International, Inc.                                                             42,400              475
* Princeton Video Image, Inc.                                                               93,800              474
* Interlink Electronics Inc.                                                                58,350              473
  Kaiser Ventures Inc.                                                                      36,800              473
* Orbital Sciences Corp.                                                                   121,800              473
  Ryerson Tull, Inc.                                                                        34,977              472
* Large Scale Biology Corp.                                                                 66,400              471
* Matrix Bancorp, Inc.                                                                      45,200              471
* Laser Mortgage Management, Inc.                                                          117,900              470
* Midwest Express Holdings, Inc.                                                            27,100              470
* iBasis, Inc.                                                                              94,000              470
* Brightpoint, Inc.                                                                        161,800              469
* Uniroyal Technology Corp.                                                                 55,200              469
* SignalSoft Corp.                                                                          40,764              469
* Kforce Inc.                                                                               71,866              467
  Midas Inc.                                                                                36,533              464
* EEX Corp.                                                                                171,433              463
* Encompass Services Corp.                                                                  51,595              462
  TF Financial Corp.                                                                        23,312              460
  Westbanco Inc.                                                                            18,300              459
* Meade Instruments Corp.                                                                   68,200              459
* ATP Oil & Gas Corp.                                                                       40,800              459
  CPB, Inc.                                                                                 15,500              458
* Aware, Inc.                                                                               50,900              458
* Candela Corp.                                                                             69,800              457
  Plains All American Pipeline, L.P.                                                        19,700              456
* ePlus Inc.                                                                                43,000              453
  Guaranty Federal Bancshares, Inc.                                                         39,700              453
* Lynx Therapeutics Inc.                                                                    65,925              451
  Liberty Homes, Inc. Class A                                                               84,900              450
* Famous Dave's of America, Inc.                                                            46,500              450
* Onyx Acceptance Corp.                                                                     81,500              448
* LightPath Technologies, Inc.                                                              50,100              446
  U.S.B. Holding Co., Inc.                                                                  29,234              446
  First Mutual Bancshares, Inc.                                                             37,144              446
* Braun Consulting, Inc.                                                                    55,300              445
* Sipex Corp.                                                                               38,200              444
* Inforte Corp.                                                                             36,305              444
* ITXC Corp.                                                                                63,400              444
* DRS Technologies, Inc.                                                                    19,300              444
* Sonic Innovations, Inc.                                                                   68,400              441
  Caraustar Industries, Inc.                                                                47,900              441
* BioCryst Pharmaceuticals, Inc.                                                            68,300              441
* Ciphergen Biosystems, Inc.                                                                65,100              439
  Bairnco Corp.                                                                             70,200              439
* Acmat Corp. Class A                                                                       45,600              438
* EXE Technologies, Inc.                                                                    74,636              437
* CenterSpan Communications Corp.                                                           41,600              437
* Vivus, Inc.                                                                              140,900              437
  MutualFirst Financial Inc.                                                                30,074              436
* Alliance Pharmaceutical Corp.                                                            193,800              436
* Interpore International                                                                   88,000              436
* WJ Communications, Inc.                                                                   93,650              435
* Rimage Corp.                                                                              52,000              434
* ChromaVision Medical Systems, Inc.                                                        86,300              433
  Spartan Motors, Inc.                                                                     109,600              433
  Cobalt Corp.                                                                              61,700              432

                                       30

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  CVB Financial Corp.                                                                       22,485       $      432
* Image Entertainment, Inc.                                                                130,500              431
* Rainbow Technologies, Inc.                                                                77,000              430
* American Bank Note Holographics, Inc.                                                    186,000              430
* Nashua Corp.                                                                              61,500              427
* HotJobs.com Ltd.                                                                          47,400              427
* PTEK Holdings, Inc.                                                                      161,900              424
* Infinity, Inc.                                                                            39,000              423
* ITC DeltaCom, Inc.                                                                       105,600              422
* Superconductor Technologies Inc.                                                          70,400              422
* Greka Energy Corp.                                                                        38,535              422
* Bombay Co.                                                                               156,062              421
* DigitalThink, Inc.                                                                        59,800              420
  Steelcase Inc.                                                                            34,900              417
* Thermo Fibertek, Inc.                                                                    143,100              415
* Ultralife Batteries, Inc.                                                                 63,800              415
* Digitas Inc.                                                                              94,155              414
* Deltagen, Inc.                                                                            45,984              413
* Terremark Worldwide, Inc.                                                                272,700              412
* Carrier Access Corp.                                                                      68,503              410
* Franklin Covey Co.                                                                        74,300              409
  Redwood Trust, Inc. REIT                                                                  17,900              407
  BNP Residential Properties, Inc.                                                          40,500              405
  Amcast Industrial Corp.                                                                   47,400              405
* Success Bancshares, Inc.                                                                  22,000              405
* Wave Systems Corp.                                                                        75,400              405
* Allscripts Healthcare Solutions, Inc.                                                     44,900              404
* Advanced Lighting Technologies, Inc.                                                      91,620              403
  First Essex Bancorp, Inc.                                                                 16,300              403
* Cosine Communications, Inc.                                                              179,672              402
* SureBeam Corp.                                                                            23,500              402
* Twinlab Corp.                                                                            155,500              401
* Crossroads Systems, Inc.                                                                  61,800              401
* Spanish Broadcasting  System, Inc.                                                        48,800              401
* Pegasystems Inc.                                                                         117,200              400
* Gadzooks, Inc.                                                                            30,500              399
  Summit Bancshares, Inc.                                                                   21,200              399
* Epimmune Inc.                                                                            106,200              398
  Konover Property Trust, Inc. REIT                                                        133,400              398
* SONUS Pharmaceuticals, Inc.                                                              122,200              397
  The First Years Inc.                                                                      35,400              396
* M&F Worldwide Corp.                                                                      102,900              396
* Zonagen, Inc.                                                                            128,900              396
* Datum Inc.                                                                                29,300              396
* Chase Industries, Inc.                                                                    42,350              396
* Monterey Pasta Co.                                                                        49,700              395
* Liberty Satellite & Technology, Inc. Class A                                             154,777              395
* Headwaters Inc.                                                                           24,600              394
* Roxio, Inc.                                                                               30,264              393
  First of Long Island Corp.                                                                 9,750              393
  SLI, Inc.                                                                                 47,678              393
  Communications Systems, Inc.                                                              52,100              391
  North Valley Bancorp                                                                      27,700              391
* Data Systems & Software, Inc.                                                             56,500              390
* Metromedia International Group, Inc.                                                     118,500              390
  Landmark Bancshare, Inc.                                                                  21,000              385
* Burlington Industries, Inc.                                                              166,900              384
  Mississippi Chemical Corp.                                                               123,955              383
* Divine Inc.                                                                              182,370              383
* Foamex International, Inc.                                                                51,700              383
* Transworld Healthcare Inc.                                                               119,445              382
  American Land Lease, Inc.                                                                 30,814              382
  Boston Acoustics, Inc.                                                                    29,000              379
* Gliatech Inc.                                                                             89,200              379
  Greater Delaware Valley Savings Bank                                                      23,205              379
  Humphrey Hospitality Trust, Inc. REIT                                                    111,700              379
* Graphic Packaging International Corp.                                                     79,600              378
* SilverStream Software, Inc.                                                               53,500              377
* VerticalNet, Inc.                                                                        151,300              377
* Universal Stainless & Alloy Products, Inc.                                                40,700              374
* Nobility Homes, Inc.                                                                      42,100              374
* Hollywood Media Corp.                                                                     62,300              373
* Ditech Communications Corp.                                                               50,200              372
* TTM Technologies, Inc.                                                                    42,200              371
* Globecomm Systems, Inc.                                                                   55,300              371
  Herbalife International Class B                                                           42,400              371
  Main Street Bancorp, Inc.                                                                 33,182              370
* Viisage Technology, Inc.                                                                 152,800              370
* Echo Bay Mines Ltd.                                                                      374,500              367
* Acceptance Insurance Cos. Inc.                                                            69,900              367
* Copper Mountain Networks, Inc.                                                            89,200              366
  Omnova Solutions Inc.                                                                     50,000              364
* Argonaut Technologies Inc.                                                                69,700              362
* Support.com, Inc.                                                                         55,995              361
* American Science & Engineering, Inc.                                                      58,700              361
* Laser Vision Centers, Inc.                                                               135,700              360
* Blue Martini Software, Inc.                                                              119,792              359
  United Mobile Homes, Inc. REIT                                                            32,700              358
* Netro Corp.                                                                               84,100              357
* Lydall, Inc.                                                                              29,700              356
* Trident Microsystems, Inc.                                                                87,600              356
* Harvard Bioscience, Inc.                                                                  32,200              355
  Comdisco, Inc.                                                                           266,976              355
* NZ Corp.                                                                                  83,405              354
* Rocky Shoes & Boots, Inc.                                                                 77,500              354
* Virage Logic Corp.                                                                        22,800              353
                                       31
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Second Bancorp, Inc.                                                                      15,400       $      353
* Applied Innovation Inc.                                                                   42,100              352
* Gundle/SLT Environmental, Inc.                                                           132,600              351
* SITEL Corp.                                                                              218,600              350
* Conductus, Inc.                                                                           67,600              349
* Hawthorne Financial Corp.                                                                 19,200              348
* Immersion Corp.                                                                           49,700              348
* Osteotech, Inc.                                                                           76,450              348
* Oxigene, Inc.                                                                             66,061              347
* Cysive, Inc.                                                                             109,400              347
* Abaxis, Inc.                                                                              65,800              347
* Steinway Musical Instruments Inc.                                                         19,600              346
* Key Tronic Corp.                                                                         167,700              345
* Competitive Technologies, Inc.                                                            60,300              344
* Wilsons The Leather Experts Inc.                                                          18,500              343
* Zoltek Cos., Inc.                                                                         77,200              343
* CB Richard Ellis Services, Inc.                                                           21,800              342
* TiVo Inc.                                                                                 62,200              342
* Perini Corp.                                                                              39,700              341
* HomeBase, Inc.                                                                            98,800              341
  Timberline Software Corp.                                                                 65,933              340
* CacheFlow Inc.                                                                            68,800              339
* iManage, Inc.                                                                             92,900              339
* The Source Information Management Co.                                                     61,300              339
* Garden Fresh Restaurant Corp.                                                             44,600              339
* Nanogen, Inc.                                                                             49,900              339
  Heritage Financial Corp.                                                                  31,800              338
  BP Prudhoe Bay Royalty Trust                                                              23,500              336
* Hoover's, Inc.                                                                            70,600              335
* Micronetics Wireless, Inc.                                                                80,900              334
* Mobius Management Systems, Inc.                                                          101,200              334
  USG Corp.                                                                                 79,100              334
  Merchants Group, Inc.                                                                     15,700              334
* LifeCell Corp.                                                                           154,200              332
* Cytoclonal Pharmaceutics Inc.                                                             90,800              331
* Colorado MEDtech, Inc.                                                                    84,700              329
  Penn Virginia Corp.                                                                       10,000              329
* Multilink Technology Corp.                                                                23,000              329
* Tristar Corp.                                                                            113,000              328
* i3 Mobile, Inc.                                                                          112,450              326
* Workflow Management, Inc.                                                                 52,545              326
* Commonwealth Telephone Enterprises Class B                                                 7,400              326
* Zila, Inc.                                                                               121,800              325
* UTStarcom, Inc.                                                                           13,950              325
  First Bancorp North Carolina                                                              13,150              324
* WorldGate Communications, Inc.                                                            63,500              324
* Advanced Magnetics, Inc.                                                                  75,300              320
* 3 Dimensional Pharmaceuticals                                                             33,081              318
* Artisoft, Inc.                                                                            69,800              317
* Rentrak Corp.                                                                             88,000              317
  Progress Financial Corp.                                                                  39,838              317
* Koala Corp.                                                                               79,000              316
* Highlands Insurance Group                                                                 65,100              316
* Gadzoox Networks, Inc.                                                                    97,800              314
* Playboy Enterprises Inc. Class A                                                          22,850              313
* Network Plus Corp.                                                                       115,500              313
* Price Enterprises, Inc.                                                                   45,168              313
  Vulcan International Corp.                                                                 7,800              312
* Modtech Holdings, Inc.                                                                    45,379              311
* Cambridge Technology Partners                                                             87,534              310
* ACTV, Inc.                                                                                92,901              309
* VA Linux Systems, Inc.                                                                    87,852              307
* Park-Ohio Holdings Corp.                                                                  64,009              307
* Universal American Financial Corp.                                                        49,400              307
* ACT Manufacturing, Inc.                                                                   27,900              305
* Hamilton Bancorp, Inc.                                                                    43,600              305
* Bank Plus Corp.                                                                           44,800              305
* Metawave Communications Corp.                                                             58,730              305
* Covad Communications Group, Inc.                                                         301,750              305
  LSB Bancshares, Inc.                                                                      22,100              304
* Allou Health & Beauty, Inc.                                                               74,200              304
* ShopKo Stores, Inc.                                                                       41,755              304
* Cellstar Corp.                                                                           141,005              303
* Department 56 Inc.                                                                        39,600              303
* CoStar Group, Inc.                                                                        11,459              301
* Manufacturers' Services Limited                                                           50,600              301
* Mail-Well, Inc.                                                                           70,600              300
* Rush Enterprises, Inc.                                                                    50,900              299
* Enesco Group, Inc.                                                                        49,400              299
  EDO Corp.                                                                                 18,700              298
* Liberty Digital, Inc.                                                                     48,800              297
* Federal Agricultural Mortgage Corp. Class A                                               10,400              297
* Escalade, Inc.                                                                            12,605              296
* Cohesion Technologies, Inc.                                                               55,803              296
* Omega Worldwide, Inc.                                                                    111,315              295
* Gaylord Container Corp.                                                                  280,600              295
  Penn Engineering & Manufacturing Corp. Class A                                            16,600              294
* Clarus Corp.                                                                              47,700              293
* Mossimo, Inc.                                                                             84,800              293
* Interleukin Genetics, Inc.                                                               111,300              292
* HyperFeed Technologies, Inc.                                                             137,300              291
* PracticeWorks Inc.                                                                        35,059              291
* Gartner, Inc. Class B                                                                     31,600              291
* eGain Communications Corp.                                                               107,882              290
* Talk America Holdings, Inc.                                                              308,625              290
  Cavalry Bancorp, Inc.                                                                     27,200              290
* Procom Technology, Inc.                                                                   32,000              289
  Golden Enterprises Inc.                                                                   75,900              288
* Key Production Company, Inc.                                                              17,300              288
                                       32
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Comfort Systems USA, Inc.                                                                 79,400       $      287
* Optical Communication Products, Inc.                                                      27,000              287
  Kramont Realty Trust                                                                      21,000              287
* InfoCure Corp.                                                                           120,638              287
  Charter Municipal Mortgage Acceptance Co.                                                 18,000              287
* MTI Technology Corp.                                                                     140,400              286
  National Penn Bancshares Inc.                                                             14,100              285
* Digital River, Inc.                                                                       63,300              285
* Provell, Inc.                                                                             69,300              284
* The Rottlund Co.                                                                          56,700              284
  G & L Realty Corp. REIT                                                                   20,971              283
* Variagenics, Inc.                                                                         73,900              281
  Commercial Bank of New York                                                                8,900              280
* Repligen Corp.                                                                           116,700              280
* Docucorp International                                                                    77,740              280
  Royal Gold, Inc.                                                                          91,100              280
* Captaris Inc.                                                                            134,100              279
* Network Equipment Technologies, Inc.                                                      86,647              277
* iGATE Capital Corp.                                                                       77,000              277
  Newmil Bancorp, Inc.                                                                      23,900              277
* Stamps.Com Inc.                                                                           73,500              276
* Troy Group, Inc.                                                                          63,800              274
* The Sports Authority, Inc.                                                                77,800              273
* Adelphia Business Solutions, Inc.                                                         66,600              273
* Viant Corp.                                                                              146,000              273
* CTC Communications Group, Inc.                                                            89,200              273
  Connecticut Bancshares, Inc.                                                              10,400              272
* Blount International, Inc.                                                               108,414              271
* VIB Corp.                                                                                 31,009              271
* SmartDisk Corp.                                                                           64,900              269
* Friendly Ice Cream Corp.                                                                 116,700              268
* Selectica, Inc.                                                                           61,900              265
  Madison Gas & Electric Co.                                                                 9,500              264
* Computer Task Group, Inc.                                                                 72,508              264
* E-Z-EM, Inc. Class A                                                                      49,700              263
* American Dental Partners, Inc.                                                            62,700              263
* TransPro Inc.                                                                             69,110              263
* SCM Microsystems, Inc.                                                                    25,200              262
  Cascade Natural Gas Corp.                                                                 12,300              262
* inSilicon Corp.                                                                           57,700              262
* Samsonite Corp.                                                                           91,607              261
* Bluegreen Corp.                                                                          120,440              260
* Litronic Inc.                                                                             94,400              260
* Collateral Therapeutics, Inc.                                                             43,200              259
* National Techteam, Inc.                                                                   97,700              259
* Technology Solutions Co.                                                                 144,896              258
  Mystic Financial, Inc.                                                                    16,400              257
  Three Rivers Bancorp, Inc.                                                                22,850              257
* Sanders Morris Harris Group Inc.                                                          42,775              257
* Focal Communications Corp.                                                               107,200              253
* Micron Electronics, Inc.                                                                 158,600              252
  Ameriserv Financial Inc.                                                                  48,900              252
* Simula, Inc.                                                                              68,000              252
* Ohio Art Co.                                                                              14,800              252
* PJ America Inc.                                                                           29,700              251
* Convera Corp.                                                                             50,200              251
* E. Gottschalk & Co., Inc.                                                                 75,500              249
* J Net Enterprises, Inc.                                                                   61,627              249
  Omega Healthcare Investors, Inc. REIT                                                     82,141              246
  MFB Corp.                                                                                 12,000              246
* Hayes Lemmerz International, Inc.                                                         38,400              246
* Concord Camera Corp.                                                                      41,600              245
* AGENCY.COM Inc.                                                                           75,660              244
* Medtox Scientific, Inc.                                                                   19,820              243
* Superior Consultant Holdings Corp.                                                        52,600              242
* PCD, Inc.                                                                                 53,300              241
* SafeNet, Inc.                                                                             24,000              240
* OmniSky Corp.                                                                            119,800              240
* ANC Rental Corp.                                                                          79,792              239
* JLM Industries, Inc.                                                                      91,500              238
* Datron Systems, Inc.                                                                      15,800              238
* FMC Technologies Inc.                                                                     11,500              237
* Belmont Bancorp.                                                                          64,640              236
* Previo, Inc.                                                                              72,225              235
* Primus Knowledge Solutions, Inc.                                                          39,300              235
* Obie Media Corp.                                                                          33,210              234
  Marine Products Corp.                                                                     55,020              234
  Acadia Realty Trust REIT                                                                  33,500              234
* Barrett Business Services, Inc.                                                           62,300              234
* Wit Soundview Group, Inc.                                                                126,800              232
* Community Capital Corp.                                                                   23,110              231
  East Texas Financial Services, Inc.                                                       24,000              231
* Communication Intelligence Corp.                                                         251,600              229
* Radio Unica Corp.                                                                         76,600              228
* Media 100 Inc.                                                                           143,489              228
* Lakes Gaming, Inc.                                                                        30,800              228
* Electric Fuel Corp.                                                                       89,500              227
* Bottomline Technologies, Inc.                                                             42,000              227
* US LEC Corp. Class A                                                                      83,100              224
* Level 8 Systems Inc.                                                                      47,100              223
* Chordiant Software, Inc.                                                                  71,700              222
* Gilman & Ciocia, Inc.                                                                     76,000              222
  Urstadt Biddle Properties REIT                                                            26,300              221
  Phillips International Realty Corp. REIT                                                  52,400              220
* Republic First Bancorp, Inc.                                                              42,030              220
* XETA Technologies Inc.                                                                    42,500              220
* Natrol, Inc.                                                                              93,100              219
* Hathaway Corp.                                                                            58,200              218

                                      33

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Wackenhut Corp. Class B                                                                   15,862       $      218
  Peoples Holding Co.                                                                        6,600              218
  Liberte Investors, Inc.                                                                   51,400              217
* Brass Eagle Inc.                                                                          23,600              217
* Genesee & Wyoming Inc. Class A                                                            11,100              216
* Virbac Corp.                                                                              41,610              216
* Ethyl Corp.                                                                              159,904              216
* America Online Latin America, Inc.                                                        24,000              216
* Superior Telecom Inc.                                                                     76,416              215
  Polaroid Corp.                                                                            82,700              215
* Maynard Oil Co.                                                                           11,000              213
* barnesandnoble.com inc.                                                                  130,749              213
* Epicor Software Corp.                                                                    157,412              213
* American Classic Voyager Co.                                                              60,700              212
  Big Foot Financial Corp.                                                                  14,100              212
* ShoLodge, Inc.                                                                            39,333              211
* Peco II, Inc.                                                                             32,024              210
* Capital Trust Class A                                                                     32,500              210
* Engage, Inc.                                                                             285,900              209
* ValueClick, Inc.                                                                          65,200              209
* TSR, Inc.                                                                                 37,300              209
* Glacier Water Services, Inc.                                                              22,700              208
* eBT International, Inc.                                                                   76,900              208
* Pumatech, Inc.                                                                            68,700              206
* Resonate Inc.                                                                             49,380              205
* Tricord Systems, Inc.                                                                     75,600              205
* StarMedia Network, Inc.                                                                  109,800              204
  Mills Corp. REIT                                                                           8,300              204
* Delta Apparel, Inc.                                                                       11,890              204
* Tarantella, Inc.                                                                         118,900              203
  Southwest Water Co.                                                                       13,900              202
  First Sentinel Bancorp Inc.                                                               14,900              202
* Hecla Mining Co.                                                                         175,800              202
  Pilgrim's Pride Corp. Class A                                                             23,100              202
* VISTA Information Solutions, Inc.                                                        178,900              200
* Tumbleweed Communications Corp.                                                           52,588              199
* Segue Software, Inc.                                                                      73,200              198
  German American Bancorp                                                                   12,489              198
* Sizzler International                                                                    136,050              197
* CKE Restaurants Inc.                                                                      59,774              197
* Phoenix Technologies Ltd.                                                                 13,500              197
* USinternetworking, Inc.                                                                  163,625              196
* Westell Technologies, Inc.                                                               129,940              195
* Astronics Corp.                                                                           12,700              193
* Traffix, Inc.                                                                             57,400              192
* Classic Vacation Group, Inc.                                                              94,700              192
* BayCorp Holdings, Ltd.                                                                    20,200              192
  Federal-Mogul Corp.                                                                      113,442              192
  Westpoint Stevens, Inc.                                                                  138,914              192
* Isignia Systems, Inc.                                                                     29,000              192
* Netopia, Inc.                                                                             31,200              192
* Metro Information Services, Inc.                                                          47,800              191
* Aronex Pharmaceuticals, Inc.                                                             172,400              190
* Imperial Credit                                                                          164,674              189
* Extended Systems Inc.                                                                     27,300              189
* Ceres Group, Inc.                                                                         34,600              189
* Dynamics Research Corp.                                                                   21,000              188
* Infocrossing, Inc.                                                                        35,200              188
  Bank Mutual Corp.                                                                         13,300              188
* Ebenx Inc.                                                                                57,100              187
* Penn Octane Corp.                                                                         55,000              187
* Wink Communications, Inc.                                                                 72,900              187
  Timberland Bancorp, Inc.                                                                  12,400              187
* Kellstrom Industries, Inc.                                                                96,300              186
  Bowl America, Inc. Class A                                                                17,745              185
* Franklin Electronic Publishers, Inc.                                                      72,300              184
* NetManage, Inc.                                                                          255,657              184
* Novatel Wireless, Inc.                                                                    90,400              184
* Liquid Audio, Inc.                                                                        61,700              182
* Home Products International Inc.                                                          63,320              182
* Amplidyne, Inc.                                                                          121,100              182
* Bio-logic Systems, Corp.                                                                  46,200              182
* Glenayre Technologies, Inc.                                                              141,812              182
* Mediware Information Systems, Inc.                                                        60,300              181
* Beta Oil & Gas, Inc.                                                                      22,600              181
* California Micro Devices Corp.                                                            25,500              180
* INT Media Group, Inc.                                                                     44,900              180
  ABC Bancorp                                                                               16,100              180
* OAO Technology Solutions, Inc.                                                           103,620              179
* Protection One, Inc.                                                                     155,300              179
* Trimedyne, Inc.                                                                          142,600              178
* Zones, Inc.                                                                               88,100              177
* Perficient, Inc.                                                                          50,931              176
  United Guardian, Inc.                                                                     34,600              175
* TCSI Corp.                                                                               152,829              174
* Curon Medical Inc.                                                                        87,100              174
* PurchasePro.com, Inc.                                                                    117,400              174
  Nitches Inc.                                                                              30,128              173
  American Home Mortgage Holdings, Inc.                                                     14,500              173
* Semitool, Inc.                                                                            14,400              172
* Intertrust Technologies Corp.                                                            142,240              171
* Owens Corning                                                                             84,000              169
* Kirby Corp.                                                                                6,800              168
* Official Payments Corp.                                                                   32,500              167
* Versant Corp.                                                                            104,400              167
* Pac-West Telecom, Inc.                                                                    86,070              167
* Strategic Distribution, Inc.                                                              20,530              166
* AtheroGenics, Inc.                                                                        27,600              166
  Union Community Bancorp                                                                   12,800              162
* Food Technology Service, Inc.                                                             77,050              162
                                       34
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Medialink Worldwide, Inc.                                                                 43,100       $      160
  America First Mortgage Investments, Inc. REIT                                             21,600              160
* Precision Optics Corp.                                                                   103,200              160
* GRIC Communications, Inc.                                                                 53,300              160
* Latitude Communications, Inc.                                                             79,700              159
* Party City Corp.                                                                          28,800              158
* Wilshire Oil Co. of Texas                                                                 41,000              158
* Applix, Inc.                                                                              80,579              157
* American Software, Inc. Class A                                                           92,150              157
  National Steel Corp. Class B                                                              91,000              157
* Net2Phone, Inc.                                                                           26,000              156
* Cardinal Financial Corp.                                                                  26,100              156
* MeriStar Hotels & Resorts, Inc. REIT                                                      86,200              155
* Sagent Technology, Inc.                                                                  103,300              155
* Lightspan Inc.                                                                           123,100              154
* Personnel Group of America, Inc.                                                         111,196              153
* Winfield Capital Corp.                                                                    76,500              153
* LookSmart, Ltd.                                                                          145,700              153
* Lexar Media, Inc.                                                                         95,985              153
* Clean Harbors Inc.                                                                        55,200              152
* Evercel, Inc.                                                                             45,164              151
* Jenny Craig Inc.                                                                         100,600              151
* MarketWatch.com, Inc.                                                                     60,800              150
* Integrated Telecom Express, Inc.                                                          72,990              149
* National Information Consortium, Inc.                                                     81,800              149
* Hawk Corp. Class A                                                                        24,000              149
* Industrial Distribution Group, Inc.                                                       69,200              149
* SoftNet Systems, Inc.                                                                     75,800              149
* Scient Corp.                                                                             159,700              149
* Novadigm, Inc.                                                                            13,100              147
  CCBT Financial Cos. Inc.                                                                   4,900              147
  Borel Bank & Trust Co.                                                                     4,100              146
* SOS Staffing Services, Inc.                                                              111,500              146
* iXL Enterprises, Inc.                                                                    120,100              145
* Informax, Inc.                                                                            20,300              145
  Financial Corp.                                                                           13,650              145
  Polymer Group, Inc.                                                                       63,900              144
* MicroStrategy Inc.                                                                        51,400              144
  Kentucky First Bancorp, Inc.                                                              11,600              144
* MCK Communications, Inc.                                                                  65,000              143
* Niku Corp.                                                                               142,700              143
* Be Free, Inc.                                                                            116,500              142
* First Virtual Communications, Inc.                                                       157,400              142
* o2wireless Solutions, Inc.                                                                69,000              141
* Andrea Radio Corp.                                                                        85,700              141
* BindView Development Corp.                                                                67,000              141
* ScreamingMedia Inc.                                                                       47,850              141
* V-One Corp.                                                                              107,400              141
  Prime Group Realty Trust REIT                                                             10,400              140
* Team, Inc.                                                                                42,300              140
* Elcom International, Inc.                                                                 82,700              138
* Alpine Group, Inc.                                                                        86,300              138
  DeWolfe Companies, Inc.                                                                   17,700              138
* eXcelon Corp.                                                                             93,900              138
* Mercator Software, Inc.                                                                   54,864              137
* Coeur D'Alene Mines Corp.                                                                102,500              136
* Zamba Corp.                                                                              135,800              136
* Vertel Corp.                                                                             109,591              135
* Global Power Equipment Group Inc.                                                          4,600              135
* Raindance Communications, Inc.                                                            93,500              135
* NaviSite, Inc.                                                                            92,700              134
* Exabyte Corp.                                                                            139,800              134
* New Century Equity Holdings Corp.                                                        133,672              134
* Appiant Technologies Inc.                                                                 53,900              133
* Systemax Inc.                                                                             54,546              133
* Chiquita Brands International, Inc.                                                      91,165               132
* NetZero Inc.                                                                             156,200              131
* Loudcloud, Inc.                                                                           43,000              131
* VIA NET.WORKS, Inc.                                                                       84,050              129
* Equinix, Inc.                                                                            120,730              129
* Critical Path, Inc.                                                                      126,600              129
* Guilford Mills, Inc.                                                                      61,925              128
* Computer Horizons Corp.                                                                   41,138              128
* SEEC, Inc.                                                                                47,900              128
* Renaissance Worldwide, Inc.                                                               95,500              127
* Meta Group, Inc.                                                                          49,200              127
* Cyber-Care, Inc.                                                                         101,100              126
* Consumer Portfolio Services, Inc.                                                         71,600              125
  Harrodsburg First Financial Bancorp                                                        9,800              124
* ClickAction, Inc.                                                                         60,200              123
* Ask Jeeves, Inc.                                                                          64,900              123
* Komag, Inc.                                                                              371,524              123
* SpeedUs.com, Inc.                                                                        110,500              122
* Lantronix, Inc.                                                                           11,750              121
* Paradyne Networks, Inc.                                                                   65,600              121
* Corio, Inc.                                                                               95,200              119
* Concero, Inc.                                                                            107,400              118
* E-LOAN, Inc.                                                                             112,400              118
* Globix Corp.                                                                              58,700              118
  Gainsco, Inc.                                                                             98,261              118
* Preview Systems, Inc.                                                                     34,040              117
  Peoples Bancorp of North Carolina                                                          7,271              117
* Digital Impact, Inc.                                                                      93,100              116
* Emex Corp.                                                                                10,700              116
* Keystone Consolidated Industries, Inc.                                                   68,219               116
* GMX Resources Inc.                                                                        11,000              116
* Frontline Capital Group                                                                   76,800              115
  Peoples BancTrust Co., Inc.                                                                9,900              115
                                       35
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  BioSpecifics Technology                                                                   40,800       $      115
* US SEARCH.com Inc.                                                                        53,300              115
* Loudeye Technologies, Inc.                                                                76,385              115
  First M&F Corp.                                                                            4,653              113
* Geoworks                                                                                  75,100              113
* Natural Alternatives International, Inc.                                                  49,500              111
* BioSphere Medical Inc.                                                                     8,600              110
* MyPoints.com, Inc.                                                                        42,300              109
* Hanover Direct, Inc.                                                                     374,676              109
* Outlook Group Corp.                                                                       19,200              108
* PC Mall, Inc.                                                                             65,200              108
* Huntco Inc. Class A                                                                      147,400              107
* SAVVIS Communications Corp.                                                              148,400              107
* Peerless Systems Corp.                                                                    57,500              106
* Concur Technologies, Inc.                                                                 70,700              105
  West Coast Bancorp                                                                         8,184              104
* Caldera International, Inc.                                                               71,500              104
  FNB Financial Services Corp.                                                               7,300              103
* A.B. Watley Group Inc.                                                                    13,600              102
* H.T.E., Inc.                                                                              40,400              102
* Data Return Corp.                                                                         58,100              102
  Bangor Hydro-Electric Co.                                                                  3,800              101
  Corporate Office Properties Trust, Inc. REIT                                              10,100              101
  Astro-Med, Inc.                                                                           41,850              101
* National Bancshares Corp. of Texas                                                         5,500              101
* Capital Title Group, Inc.                                                                 40,800              100
* Carrington Labs Inc.                                                                      88,272              100
* Dice Inc.                                                                                 45,700              100
* Primus Telecommunications Group, Inc.                                                     21,400              100
* Metretek Technologies, Inc.                                                               68,100               99
  Nash-Finch Co.                                                                             4,200               99
* Lifeway Foods, Inc.                                                                       13,500               99
* Birmingham Steel Corp.                                                                    95,050               99
* Click2learn, Inc.                                                                         60,700               98
* Mpower Holding Corp.                                                                     102,000               97
  Equity One, Inc. REIT                                                                      8,600               97
* CyberSource Corp.                                                                         59,400               96
* Questcor Pharmaceuticals, Inc.                                                           171,500               96
* Paul-Son Gaming Corp.                                                                     35,500               96
* Friede Goldman Halter, Inc.                                                              217,743               96
* Galyan's Trading Co.                                                                       4,600               94
* DSL.Net, Inc.                                                                            112,800               92
* CopyTele, Inc.                                                                           151,000               92
* WHX Corp.                                                                                 47,564               91
* Jupiter Media Metrix, Inc.                                                                70,750               91
* Vyyo Inc.                                                                                 61,500               91
* MessageMedia Inc.                                                                        165,300               91
* eLoyalty Corp.                                                                            90,896               91
* Neff Corp.                                                                               106,100               90
* Calton, Inc.                                                                              15,400               90
* SportsLine.com, Inc.                                                                      39,000               90
* High Speed Access Corp.                                                                   74,500               89
* Atrion Corp.                                                                               3,900               89
* Budget Group, Inc.                                                                        37,100               89
* Intraware, Inc.                                                                           76,500               89
  Vista Bancorp, Inc.                                                                        4,305               87
* Equivest Finance, Inc.                                                                    41,275               87
* Metricom                                                                                  50,100               87
* SystemOne Technologies Inc.                                                               40,500               86
* Motient Corp.                                                                             79,700               85
  Berkshire Bancorp Inc.                                                                     2,785               85
* Com21, Inc.                                                                               47,400               85
  PMR Corp.                                                                                 56,500               85
* TheStreet.com, Inc.                                                                       56,450               85
* Tor Minerals International, Inc.                                                          40,700               84
* 800 Travel Systems, Inc.                                                                  85,600               84
* Marimba, Inc.                                                                             39,600               84
* Razorfish Inc.                                                                           153,150               83
* IntraBiotics Pharmaceuticals, Inc.                                                        56,700               82
* Airnet Communications Corp.                                                               56,290               82
* Hanger Orthopedic Group, Inc.                                                             32,100               82
* Elastic Networks Inc.                                                                     44,200               82
* American Access Technologies Inc.                                                         80,800               82
* Gallery of History, Inc.                                                                  25,900               82
* Audible, Inc.                                                                            119,900               82
* Virage, Inc.                                                                              23,500               81
* Catalina Lighting, Inc.                                                                   64,600               81
* Net4Music Inc.                                                                            75,400               81
  FNB Corp.                                                                                  5,500               80
* Drugstore.com, Inc.                                                                       70,200               79
* MPW Industrial Services Group, Inc.                                                       63,200               79
* Delta Woodside                                                                            97,900               78
  BankAtlantic Bancorp, Inc. Class A                                                         9,000               78
* Royale Energy, Inc.                                                                        7,590               78
* Net2000 Communications, Inc.                                                              71,890               78
* Open Market, Inc.                                                                         65,600               77
  Port Financial Corp.                                                                       3,800               77
* En Pointe Technologies, Inc.                                                              49,300               77
* P-Com, Inc.                                                                              139,600               77
* Vornado Operating Inc. REIT                                                               55,529               77
* Crescent Operating, Inc. REIT                                                            101,680               76
* Allied Holdings, Inc.                                                                     29,900               76
* Juno Online Services, Inc.                                                                52,400               76
  Herbalife International Class A                                                            7,600               76
* Lynch Corp.                                                                                2,600               76
* MAI Systems Corp.                                                                        150,575               75
* FirePond, Inc.                                                                            66,300               74
* iVillage Inc.                                                                             51,079               74
* Unity Bancorp, Inc.                                                                       17,225               73
* autobytel.com inc.                                                                        50,800               72
* Esenjay Exploration, Inc.                                                                 17,900               72

                                      36

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Peapod, Inc.                                                                              71,500       $       72
* Covalent Group, Inc.                                                                      23,800               71
* Craig Corp.                                                                               35,023               71
* Z-Tel Technologies, Inc.                                                                  47,265               71
* Neoforma.com, Inc.                                                                        82,800               70
* Vicinity Corp.                                                                            40,900               70
* Mediaplex, Inc.                                                                           76,602               70
* Data Critical Corp.                                                                       35,526               70
* Jade Financial Corp.                                                                       5,200               70
* net.Genesis Corp.                                                                         89,195               70
* Lante Corp.                                                                               94,000               69
  Wainwright Bank & Trust Co.                                                                8,300               69
* iBEAM Broadcasting Corp.                                                                 175,549               68
* eCollege.com Inc.                                                                         21,800               68
* eMerge Interactive, Inc.                                                                  58,350               68
* Ames Department Stores, Inc.                                                              47,509               66
* Raytel Medical Corp.                                                                      32,733               65
* Cognitronics Corp.                                                                        10,900               65
* Lifeminders, Inc.                                                                         41,100               65
* Rainmaker Systems, Inc.                                                                   87,500               65
  Agree Realty Corp. REIT                                                                    3,400               65
* Net Perceptions, Inc.                                                                     37,400               64
* SafeScience, Inc.                                                                         32,100               64
* Eagle Food Centers, Inc.                                                                  22,950               63
* Network Engines, Inc.                                                                     67,200               62
* Organic, Inc.                                                                            143,250               62
* Eprise Corp.                                                                              71,000               61
* Spectrum Control, Inc.                                                                    10,200               61
* Triton Network Systems, Inc.                                                              74,504               60
  Ecology and Environment, Inc.                                                              6,925               59
* AML Communications, Inc.                                                                  68,000               58
* Global TeleSystems, Inc.                                                                 319,800               58
* BUY.COM, Inc.                                                                            191,100               57
* NTN Communications, Inc.                                                                  75,300               57
* Emcee Broadcast Products, Inc.                                                            47,000               56
* I-Link, Inc.                                                                             108,400               56
* Cypress Bioscience, Inc.                                                                  19,012               55
  Presidential Realty Corp.                                                                  7,800               55
  Sphinx International Inc.                                                                 55,900               55
* Tut Systems, Inc.                                                                         32,600               54
* Encore Acquisition Co.                                                                     4,700               54
* Newcor, Inc.                                                                              43,880               54
* C-bridge Internet Solutions, Inc.                                                         32,108               53
* HA-LO Industries, Inc.                                                                   132,400               53
* On2 Technologies, Inc.                                                                   104,600               52
* Oriole Homes Corp. Class B                                                                19,300               52
* Daleen Technologies, Inc.                                                                 62,800               51
* Global Sports, Inc.                                                                        6,420               51
* Checkers Drive-In Restaurants, Inc.                                                        8,700               51
* CAIS Internet, Inc.                                                                       68,600               51
* Ariel Corp.                                                                              105,600               51
* C2, Inc.                                                                                   7,500               51
* Rare Medium Group, Inc.                                                                  123,300               51
* j2 Global Communications, Inc.                                                            12,075               50
* FairMarket, Inc.                                                                          50,100               50
* Enchira Biotechnology Corp.                                                               53,614               49
* American Coin Merchandising, Inc.                                                          8,800               49
* Versata, Inc.                                                                             73,200               49
* Axs-One Inc.                                                                             125,300               49
* ATEC Group, Inc.                                                                          60,000               49
* Oakwood Homes Corp.                                                                        9,700               49
* Florsheim Group Inc.                                                                      55,315               48
  First Midwest Financial, Inc.                                                              3,750               46
* EA Engineering Sciences and Technology Inc.                                               41,700               46
* AppliedTheory Corp.                                                                       90,700               46
* InsWeb Corp.                                                                              59,200               46
* Zengine, Inc.                                                                             16,424               46
* Be Inc.                                                                                  102,400               46
  Eastern Virginia Bankshares, Inc.                                                          3,000               46
* Allied Riser Communications Corp.                                                         86,400               46
* Autoweb.com, Inc.                                                                         97,400               46
* The Right Start, Inc.                                                                     23,900               45
* Talarian Corp.                                                                            26,400               45
  Stifel Financial Corp.                                                                     3,700               45
* Duck Head Apparel Co., Inc.                                                                9,790               45
* MediaBay, Inc.                                                                            65,500               45
* Adams Golf, Inc.                                                                          47,100               44
* Darling International, Inc.                                                               77,900               43
* Styleclick, Inc.                                                                          41,700               43
* Accelerated Networks, Inc.                                                                84,238               42
* Cellular Technical Services                                                               13,565               42
* eMachines, Inc.                                                                          214,030               42
* Interliant Inc.                                                                           75,300               41
* Schick Technologies, Inc.                                                                 40,000               40
* Arguss Communications, Inc.                                                                8,100               40
* USDATA Corp., Inc.                                                                        86,750               40
* Internet America, Inc.                                                                    66,200               40
* Egghead.com, Inc.                                                                         67,614               39
  Thistle Group Holdings, Co.                                                                4,100               39
* NetObjects Inc.                                                                           49,200               39
* General DataComm Industries, Inc.                                                        132,300               38
* Exchange Applications, Inc.                                                               35,500               38
* IGI, Inc.                                                                                 68,500               38
* Profile Technologies, Inc.                                                                29,500               37
* Luminant Worldwide Corp.                                                                  44,500               36
* Information Architects Corp.                                                              28,500               36
* Merry Land Properties, Inc. REIT                                                           4,750               36
* Advanced Switching Communications, Inc.                                                   12,300               36
* Accrue Software, Inc.                                                                     73,800               35
* Horizon Medical Products, Inc.                                                            28,200               35
* SciQuest.com, Inc.                                                                        33,800               35
* HMG Worldwide Corp.                                                                       55,000               35
                                       37
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Analytical Surveys, Inc.                                                                  24,700       $       35
* Netpliance, Inc.                                                                          92,775               34
* Pierre Foods, Inc.                                                                        27,600               34
* Sun Community Bancorp, Ltd.                                                                3,800               34
* Persistence Software, Inc.                                                                71,100               34
* Evolve Software, Inc.                                                                     59,823               34
* Torch Offshore, Inc.                                                                       3,400               34
* MedicaLogic/Medscape, Inc.                                                                57,210               34
* Nematron Corp.                                                                            63,000               34
* HearMe                                                                                    82,100               34
  Prosperity Bancshares, Inc.                                                                1,400               34
* Netcentives Inc.                                                                          64,100               33
* Contour Energy Co.                                                                        14,800               33
* VCampus Corp.                                                                             20,300               32
* Peet's Coffee & Tea Inc.                                                                   3,900               32
* Merisel, Inc.                                                                             16,131               31
* Criimi Mae, Inc. REIT                                                                     50,351               31
* Leapnet, Inc.                                                                             28,037               31
* NCO Portfolio Management, Inc.                                                             5,177               31
* National Research Corp.                                                                    5,400               30
* Hotelworks.com Inc.                                                                       84,800               30
* Embrex, Inc.                                                                               1,900               30
* Bitstream Inc.                                                                             9,600               29
* Technisource, Inc.                                                                        18,700               29
* SPEEDCOM Wireless Corp.                                                                   12,000               29
* Netsmart Technologies, Inc.                                                               14,133               29
* Ventro Corp.                                                                              71,100               28
* Tickets.com, Inc.                                                                         74,800               28
* Internet Commerce & Communications, Inc.                                                 172,700               28
  Weider Nutritional International, Inc.                                                    12,100               27
* Interstate Hotels Corp. REIT                                                               9,509               27
* Avado Brands, Inc.                                                                        53,976               26
* FiberNet Telecom Group, Inc.                                                              23,400               26
* TenFold Corp.                                                                             60,900               26
* Adaptive Broadband Corp.                                                                  80,200               26
* VASCO Data Security International, Inc.                                                    8,000               26
* Carmike Cinemas, Inc. Class A                                                             45,100               26
* E Com Ventures, Inc.                                                                      23,200               25
* HORIZON Pharmacies, Inc.                                                                  58,800               25
* Miller Exploration Co.                                                                    26,600               25
* PeoplePC Inc.                                                                            124,720               25
* Navarre Corp.                                                                             20,300               25
* Prime Retail, Inc. REIT                                                                   91,700               25
* Towne Services, Inc.                                                                      28,760               25
* Claimsnet.com Inc.                                                                         9,600               25
* e.spire Communications, Inc.                                                             236,800               25
* Applied Graphics Technologies, Inc.                                                       20,280               24
* Avenue A, Inc.                                                                            18,300               24
* Diedrich Coffee, Inc.                                                                      6,000               24
* Video Network Communications, Inc.                                                        11,700               24
  Sizzlers Property Investors, Inc. REIT                                                     2,500               24
* Viador, Inc.                                                                              62,200               24
* InterDent, Inc.                                                                           61,274               23
* Unify Corp.                                                                               77,274               23
* Landec Corp.                                                                               5,800               23
* Internet Pictures Corp.                                                                   90,438               23
* Webvan Group Inc.                                                                        281,706               23
* Technical Communications Corp.                                                            14,000               22
* Allied Devices Corp.                                                                      11,200               22
* Lowrance Electronics, Inc.                                                                 7,700               21
* Alphanet Solutions, Inc.                                                                   9,600               21
* Shoe Pavilion, Inc.                                                                       21,100               21
* Network Access Solutions Corp.                                                            67,900               21
* Bel Fuse, Inc. Class A                                                                       700               21
* Aames Financial Corp.                                                                     15,420               21
* Advanced Nutraceuticals, Inc.                                                             11,225               21
* Telaxis Communications Corp.                                                              32,950               21
* Aptimus, Inc.                                                                             68,360               21
* Cypress Communications, Inc.                                                              67,700               20
* Telescan, Inc.                                                                            59,300               20
* Advantage Marketing Systems, Inc.                                                          6,600               20
* Ampex Corp. Class A                                                                       57,800               20
* THCG, Inc.                                                                                78,400               20
* AvantGo, Inc.                                                                              9,700               19
  First Federal Bancorp, Inc.                                                                3,300               19
  Chemical Financial Corp.                                                                     640               19
* Delta Financial Corp.                                                                     52,900               19
  Troy Financial Corp.                                                                       1,000               18
* E-Stamp Corp.                                                                             93,000               18
* SteelCloud Company                                                                        33,200               17
* Monarch Dental Corp.                                                                       7,017               17
* Central European Distribution Corp.                                                        3,600               16
* Teligent, Inc.                                                                            82,500               16
* Global ePoint, Inc.                                                                       11,600               16
* Webhire, Inc.                                                                              4,980               15
  EnergySouth, Inc.                                                                            700               15
* Chromatics Color Sciences International, Inc.                                            116,600               15
* ICH Corp.                                                                                  3,520               15
  Semco Energy Inc.                                                                          1,000               15
* Crown Crafts, Inc.                                                                        56,740               15
  K-Swiss, Inc.                                                                                600               14
* Landair Corp.                                                                              2,500               14
  Salient 3 Communications Class A                                                           6,000               14
* Peoples Community Bancorp                                                                  1,000               14
* Calico Commerce Inc.                                                                      49,100               14
* Santa Barbara Restaurant Group                                                             6,300               14
  Bandag, Inc. Class A                                                                         600               14

                                     38

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                            SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
  Hubbell Inc. Class A                                                                         500       $       14
* I-Link Inc. Series N Pfd.                                                                     75               14
* Summit Financial Corp.                                                                     1,400               14
* Verado Holdings, Inc. Class B                                                             61,800               14
* Rhythms NetConnections Inc.                                                              128,400               13
* Startec Global Communications Corp.                                                       87,700               13
* Alterra Healthcare Corp.                                                                  59,200               13
* Fresh America Corp.                                                                       44,700               13
* Astronics Corp. Class B                                                                      760               13
* Sonic Solutions, Inc.                                                                      9,700               13
* Barrister Information Systems Corp.                                                       18,000               13
  Casual Male Corp.                                                                         83,909               13
* DevX Energy, Inc.                                                                          1,900               12
* Sames Corp.                                                                               72,750               12
* GlobalNet, Inc.                                                                           14,200               12
* Hudson Technology, Inc.                                                                    5,600               12
* DiaSys Corp.                                                                              15,600               12
* Sento Corporation                                                                          6,700               12
* Beyond.com Corp.                                                                          57,100               11
* Viatel, Inc.                                                                             124,790               11
  Financial Institutions, Inc.                                                                 500               11
* Lechters Corp.                                                                           143,700               11
* 24/7 Media, Inc.                                                                          34,100               11
  First Southern Bancshares                                                                  1,600               10
  Reader's Digest Assn., Inc. Class B                                                          400               10
* Onvia.com, Inc.                                                                           14,800               10
* Breakaway Solutions, Inc.                                                                 58,000               10
* Metrocall, Inc.                                                                          204,600               10
* EasyLink Services Corp.                                                                   18,385               10
* eGames, Inc.                                                                              71,800               10
* Verso Technologies, Inc.                                                                  11,700               10
* ImproveNet, Inc.                                                                          28,000               10
* Amresco Inc.                                                                              11,080               10
* OMNI Energy Services Corp.                                                                 7,400                9
* Petrocorp, Inc.                                                                            1,000                9
* Olympic Cascade Financial Corp.                                                            2,900                9
* Horizon Group Properties, Inc. REIT                                                        3,415                9
* Ashford.com, Inc.                                                                         41,100                9
  Ramco-Gershenson Properties Trust REIT                                                       500                9
* Isomet Corp.                                                                               1,300                9
* PerfectData Corp.                                                                          6,100                8
  Capital Properties, Inc.                                                                     900                8
  L. S. Starrett Co. Class B                                                                   400                8
* STM Wireless, Inc.                                                                         6,800                8
  The Warnaco Group, Inc.Class A                                                           140,678                8
* Cybear Group                                                                              16,840                8
* eRoomSystem Technologies, Inc.                                                             8,100                8
* Vizacom Inc.                                                                               6,709                7
* Radview Software Ltd.                                                                      9,000                7
* iPrint Technologies Inc.                                                                  11,100                7
* Stan Lee Media, Inc.                                                                      70,070                7
* VoiceFlash Networks, Inc.                                                                  4,900                6
* theglobe.com, inc.                                                                        30,600                6
* Promotions.com, Inc.                                                                      17,300                6
* ActionPoint, Inc.                                                                          2,300                6
* The Plastic Surgery Co.                                                                    3,700                6
* Aztec Technology Partners, Inc.                                                           96,968                6
* Williams Controls, Inc.                                                                    3,700                6
* Marketing Specialists Corp.                                                              239,400                5
  Malan Realty Investors, Inc.                                                                 600                5
* Benton Oil & Gas Co.                                                                       3,200                5
* SMC Corp.                                                                                  1,400                5
* TechSys, Inc.                                                                              3,500                5
* CoActive Marketing Group, Inc.                                                             2,000                5
  Citizens First Financial Corp.                                                               300                5
  Urstadt Biddle Properties REIT Class A                                                       500                5
* Entrada Networks, Inc.                                                                     6,475                5
* General Bearing Corp.                                                                      1,200                5
* Waterlink, Inc.                                                                           24,900                4
* CPI Aerostructures, Inc.                                                                   2,400                4
* ARTISTdirect, Inc.                                                                         5,185                4
* Firstwave Technologies, Inc.                                                               5,000                4
* Optika Inc.                                                                                2,900                3
* Frontier Insurance Group, Inc.                                                            79,930                3
* Investors Capital Holdings, Ltd.                                                             900                3
* ProcureNet, Inc.                                                                          21,000                3
* American Pacific Bank                                                                        880                3
* NEXIQ Technologies, Inc.                                                                   1,500                3
* Network Commerce Inc.                                                                      5,013                3
* Corrpro Cos., Inc.                                                                           900                2
* Washington Group International, Inc.                                                      29,200                2
* Amwest Insurance Group, Inc.                                                               2,300                2
* H.D. Vest, Inc.                                                                              100                2
* Travis Boats & Motors, Inc.                                                                  700                2
* Cortex Pharmaceuticals, Inc.                                                                 700                2
* ZeroPlus.com, Inc.                                                                        66,900                2
  Musicmaker.com, Inc.                                                                         700                2
* The Knot, Inc.                                                                             3,500                2
* U.S. Xpress Enterprises, Inc.                                                                200                1
* Gradco Systems, Inc.                                                                       4,000                1
* Morton Industrial Group, Inc.                                                                900                1
* Caliber Learning Network, Inc.                                                            82,200                1
  Merrill Merchants Bancshares, Inc.                                                           100                1
* Diamond Hill Investment Group Inc.                                                         1,000                1
* Continucare Corp.                                                                          3,000                1
* Strouds, Inc.                                                                             69,100                1
* Charles & Colvard Ltd.                                                                       700                1

                                       39

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
EXTENDED MARKET                                                                                               VALUE*
INDEX FUND                                                                                  SHARES             (000)
--------------------------------------------------------------------------------------------------------------------
* Heartland Technology, Inc.                                                                 2,300       $        1
  Prolong International Corp.                                                                2,500               --
  AHT Corp.                                                                                 56,500               --
  L.A. Gear, Inc.                                                                          136,216               --
  Penncorp Financial Group, Inc.                                                            91,400               --
  American Aircarriers Support, Inc.                                                        35,500               --
  Fortune Financial, Inc.                                                                    3,400               --
  Steamline.com, Inc.                                                                        4,000               --
  Quokka Sports Inc.                                                                           136               --
--------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $5,520,816)                                                                                       5,003,414
--------------------------------------------------------------------------------------------------------------------
                                                                                              FACE
                                                                                            AMOUNT
                                                                                             (000)
--------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (4.5%)(1)
--------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 4.64%, 7/12/2001                                                                       $ 7,000            6,993
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  4.07%, 7/2/2001                                                                           46,230           46,230
  4.07%, 7/2/2001--Note F                                                                  171,113          171,113
--------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $224,333)                                                                                           224,336
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.5%)
  (COST $5,745,149)                                                                                       5,227,750
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.5%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         46,471
Security Lending Collateral Payable to Brokers--Note F                                                     (171,113)
Other Liabilities                                                                                           (51,157)
                                                                                                           ---------
                                                                                                           (175,799)
                                                                                                           ---------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $5,051,951
====================================================================================================================
 *See Note A in Notes to Financial Statements.
 *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments,  the fund's effective common stock and temporary cash investment  positions represent
100.0% and 3.5%,  respectively,  of net assets. See Note E in Notes to Financial
Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------------------------------------------
                                                                                                              AMOUNT
                                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                          $5,548,373
Undistributed Net Investment Income                                                                          15,650
Accumulated Net Realized Gains                                                                                5,446
Unrealized Depreciation--Note E
  Investment Securities                                                                                    (517,399)
  Futures Contracts                                                                                            (119)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $5,051,951
====================================================================================================================

Investor Shares--Net Assets
Applicable to 139,637,104 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                              $3,449,114
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                                                            $24.70
====================================================================================================================

Admiral Shares--Net Assets
Applicable to 28,578,789 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                                $706,071
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  ADMIRAL SHARES                                                                                             $24.71
====================================================================================================================

Institutional Shares--Net Assets
Applicable to 36,274,318 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                                $896,766
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL SHARES                                                                                       $24.72
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
MID-CAP INDEX FUND SHARES                                                            SHARES                    (000)
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)(1)
--------------------------------------------------------------------------------------------------------------------
*          Genzyme Corp.                                                            532,984                  32,512
*          IDEC Pharmaceuticals Corp.                                               410,530                  27,789
*          SunGard Data Systems, Inc.                                               738,700                  22,168
*          IVAX Corp.                                                               549,234                  21,420
*          Millennium Pharmaceuticals, Inc.                                         598,762                  21,304
*          Electronic Arts Inc.                                                     365,918                  21,187
           M & T Bank Corp.                                                         266,900                  20,151
*          Quest Diagnostics, Inc.                                                  258,516                  19,350
*          NVIDIA Corp.                                                             192,371                  17,842
*          DST Systems, Inc.                                                        337,290                  17,775
           Telephone & Data Systems, Inc.                                           161,298                  17,541
*          Atmel Corp.                                                            1,276,154                  17,215
*          Rational Software Corp.                                                  559,024                  15,681
           Marshall & Ilsley Corp.                                                  283,171                  15,263
           R.J. Reynolds Tobacco Holdings, Inc.                                     278,044                  15,181
*          Gilead Sciences, Inc.                                                    260,426                  15,154
*          Weatherford International, Inc.                                          312,755                  15,012
           Washington Post Co. Class B                                               26,133                  15,000
*          BroadWing Inc.                                                           599,846                  14,666
*          Jones Apparel Group, Inc.                                                332,607                  14,369
*          Health Management Associates Class A                                     674,016                  14,181
           SEI Corp.                                                                298,500                  14,149
           North Fork Bancorp, Inc.                                                 445,067                  13,797
           National Commerce Financial Corp.                                        564,504                  13,757
*          Apollo Group, Inc. Class A                                               320,501                  13,605
*          BJ Services Co.                                                          452,624                  12,845
*          Cadence Design Systems, Inc.                                             683,952                  12,742
*          International Game Technology                                            203,442                  12,733
*          SPX Corp.                                                                100,719                  12,608
*          Microchip Technology, Inc.                                               360,805                  12,358
           First Tennessee National Corp.                                           352,988                  12,252
*          Abercrombie & Fitch Co.                                                  272,484                  12,126
           Family Dollar Stores, Inc.                                               472,252                  12,104
*          RF Micro Devices, Inc.                                                   448,500                  12,020
*          Express Scripts                                                          215,250                  11,845
*          AmeriCredit Corp.                                                        227,600                  11,824
*          American Standard Cos., Inc.                                             196,317                  11,799
           Dime Bancorp, Inc.                                                       315,813                  11,764
           Golden State Bancorp Inc.                                                371,300                  11,436
           TECO Energy, Inc.                                                        373,184                  11,382
*          Westwood One, Inc.                                                       296,723                  10,934
           Green Point Financial Corp.                                              277,632                  10,661
*          BJ's Wholesale Club, Inc.                                                200,160                  10,660
*          Protein Design Labs, Inc.                                                120,200                  10,429
           Radian Group, Inc.                                                       254,980                  10,314
*          SCI Systems, Inc.                                                        404,323                  10,310
           DPL Inc.                                                                 348,089                  10,081
*          LAM Research Corp.                                                       339,900                  10,078
           TCF Financial Corp.                                                      216,476                  10,025
           A.G. Edwards & Sons, Inc.                                                221,030                   9,946
*          Affiliated Computer Services, Inc. Class A                               138,227                   9,940
*          Waters Corp.                                                             358,636                   9,902
*          Park Place Entertainment                                                 815,355                   9,866
           Hillenbrand Industries, Inc.                                             171,893                   9,817
           Mylan Laboratories, Inc.                                                 343,459                   9,661
*          CDW Computer Centers, Inc.                                               241,633                   9,595
           UtiliCorp United, Inc.                                                   312,472                   9,546
*          Everest Re Group, Ltd.                                                   126,868                   9,490
           Old Republic International Corp.                                         325,893                   9,451
*          Macrovision Corp.                                                        137,900                   9,446
*          BISYS Group, Inc.                                                        159,700                   9,422
           Compass Bancshares Inc.                                                  352,184                   9,333
*          Integrated Device Technology Inc.                                        293,719                   9,308
           Ultramar Diamond Shamrock Corp.                                          196,538                   9,286
           Hormel Foods Corp.                                                       380,980                   9,273
           Neuberger Berman Inc.                                                    134,700                   9,160
           Murphy Oil Corp.                                                         124,034                   9,129
*          Symantec Corp.                                                           208,050                   9,090
*          Global Marine, Inc.                                                      485,320                   9,041
           American Water Works Co., Inc.                                           272,601                   8,988
           ENSCO International, Inc.                                                381,824                   8,935
           Legg Mason Inc.                                                          179,497                   8,932
           The PMI Group Inc.                                                       122,043                   8,868
*          Lincare Holdings, Inc.                                                   294,780                   8,846
           Sovereign Bancorp, Inc.                                                  678,486                   8,820
*          Vishay Intertechnology, Inc.                                             379,133                   8,720
*          Hispanic Broadcasting Corp.                                              299,974                   8,606
*          Dollar Tree Stores, Inc.                                                 308,715                   8,595
           Expeditors International of Washington, Inc.                             143,100                   8,586
           Banknorth Group, Inc.                                                    378,928                   8,583
*          MiniMed, Inc.                                                            178,122                   8,550
*          Sepracor Inc.                                                            213,929                   8,514
*          CSG Systems International, Inc.                                          145,410                   8,434
*          Micrel, Inc.                                                             252,905                   8,346
           Allmerica Financial Corp.                                                145,002                   8,338
*          Smith International, Inc.                                                139,161                   8,336
*          Cypress Semiconductor Corp.                                              349,233                   8,329
*          Cooper Cameron Corp.                                                     148,800                   8,303
*          Vertex Pharmaceuticals, Inc.                                             165,800                   8,207
           SCANA Corp.                                                              288,201                   8,185
           Ocean Energy, Inc.                                                       468,597                   8,177
           Northeast Utilities                                                      393,783                   8,171
*          L-3 Communications Holdings, Inc.                                        106,711                   8,142
*          Synopsys, Inc.                                                           167,812                   8,120
           Reader's Digest Assn., Inc. Class A                                      281,820                   8,102

                                       41

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
MID-CAP INDEX FUND SHARES                                                            SHARES                    (000)
--------------------------------------------------------------------------------------------------------------------
          AmeriSource Health Corp.                                                  145,200                   8,030
           McCormick & Co., Inc.                                                    189,251                   7,952
           The Timber Co.                                                           221,566                   7,921
           Galileo International, Inc.                                              240,728                   7,824
*          Oxford Health Plan                                                       271,432                   7,763
           Hibernia Corp. Class A                                                   435,351                   7,749
           Wisconsin Energy Corp.                                                   324,176                   7,706
*          Ceridian Corp.                                                           401,000                   7,687
           Mercantile Bankshares Corp.                                              195,623                   7,655
           Jack Henry & Associates                                                  243,500                   7,548
*          CheckFree Corp.                                                          211,288                   7,410
           Astoria Financial Corp.                                                  134,708                   7,409
           IBP, Inc.                                                                291,751                   7,367
           Lennar Corp.                                                             174,646                   7,283
*          Lattice Semiconductor Corp.                                              297,900                   7,269
           Avnet, Inc.                                                              322,987                   7,241
*          ChoicePoint Inc.                                                         170,950                   7,188
*          Apogent Technologies Inc.                                                290,594                   7,149
           Bergen Brunswig Corp. Class A                                            371,776                   7,146
           Unitrin, Inc.                                                            185,765                   7,133
*          Brinker International, Inc.                                              274,603                   7,098
           ICN Pharmaceuticals, Inc.                                                222,615                   7,061
*          Barnes & Noble, Inc.                                                     179,414                   7,060
           Waddell & Reed Financial, Inc.                                           219,330                   6,964
*          Devry, Inc.                                                              191,689                   6,924
*          Barr Labs Inc.                                                            97,300                   6,851
           Beckman Coulter, Inc.                                                    165,716                   6,761
*          American Eagle Outfitters, Inc.                                          191,459                   6,747
           Energy East Corp.                                                        320,223                   6,696
*          Entercom Communications Corp.                                            124,600                   6,680
           Eaton Vance Corp.                                                        190,600                   6,633
*          Chris-Craft Industries, Inc.                                              92,767                   6,624
*          Arrow Electronics, Inc.                                                  271,648                   6,598
           Associated Banc-Corp.                                                    182,086                   6,553
           Sonoco Products Co.                                                      261,974                   6,518
           C.H. Robinson Worldwide, Inc.                                            232,874                   6,495
*          Trigon Healthcare, Inc.                                                  100,017                   6,486
           Protective Life Corp.                                                    188,672                   6,485
           Fastenal Co.                                                             104,429                   6,472
           Cabot Corp.                                                              179,680                   6,472
*          First Health Group Corp.                                                 268,304                   6,471
           Martin Marietta Materials, Inc.                                          130,209                   6,444
*          Retek Inc.                                                               134,000                   6,424
           Viad Corp.                                                               242,226                   6,395
           Alliant Energy Corp.                                                     217,596                   6,343
           Diebold, Inc.                                                            197,058                   6,335
           DENTSPLY International Inc.                                              142,431                   6,317
           Tidewater Inc.                                                           166,604                   6,281
           Potomac Electric Power Co.                                               299,693                   6,270
           Manpower Inc.                                                            208,663                   6,239
*          Dun & Bradstreet Corp.                                                   221,200                   6,238
           FirstMerit Corp.                                                         235,497                   6,217
           Puget Energy, Inc.                                                       237,164                   6,214
           NSTAR                                                                    145,802                   6,205
           Bowater Inc.                                                             138,511                   6,197
           Valero Energy Corp.                                                      168,303                   6,190
           International Speedway Corp.                                             146,182                   6,140
*          Lear Corp.                                                               175,840                   6,137
*          Williams-Sonoma, Inc.                                                    155,524                   6,037
*          Outback Steakhouse                                                       209,451                   6,032
           First Virginia Banks, Inc.                                               127,038                   5,986
           Equitable Resources, Inc.                                                179,400                   5,976
           Newport News Shipbuilding Inc.                                            97,432                   5,968
           Clayton Homes Inc.                                                       379,327                   5,963
*          National-Oilwell, Inc.                                                   222,300                   5,958
           MDU Resources Group, Inc.                                                186,700                   5,907
*          Health Net Inc.                                                          338,454                   5,889
*          International Rectifier Corp.                                            172,300                   5,875
           Investors Financial Services Corp.                                       87,200                    5,842
           City National Corp.                                                      131,341                   5,817
*          Energizer Holdings, Inc.                                                 252,424                   5,793
           Arthur J. Gallagher & Co.                                                222,000                   5,772
*          Hanover Compressor Co.                                                   173,383                   5,737
*          Triad Hospitals, Inc.                                                    194,464                   5,731
           PepsiAmericas, Inc.                                                      430,156                   5,721
*          Gentex Corp.                                                             205,200                   5,719
*          Semtech Corp.                                                            190,496                   5,715
*          Mandalay Resort Group                                                    207,895                   5,696
           Belo Corp. Class A                                                       301,608                   5,682
*          Nova Corp. (Georgia)                                                     180,645                   5,681
           Pacific Century Financial Corp.                                          220,012                   5,674
*          E*TRADE Group, Inc.                                                      878,780                   5,668
           National Fuel Gas Co.                                                    108,882                   5,661
           American Financial Group, Inc.                                           186,718                   5,658
           Tyson Foods, Inc.                                                        611,389                   5,631
           Wilmington Trust Corp.                                                    89,382                   5,600
           Questar Corp.                                                            222,439                   5,508
           Noble Affiliates, Inc.                                                   155,491                   5,497
           The MONY Group Inc.                                                      136,400                   5,474
*          Advent Software, Inc.                                                     85,000                   5,397
           Tootsie Roll Industries, Inc.                                            138,999                   5,357
           GATX Corp.                                                               133,349                   5,347
*          Six Flags, Inc.                                                          252,952                   5,322
           Ross Stores, Inc.                                                        221,713                   5,310
*          Polycom, Inc.                                                            228,434                   5,275
           Conectiv, Inc.                                                           244,161                   5,274
           Precision Castparts Corp.                                                140,716                   5,266
*          Valassis Communications, Inc.                                            146,950                   5,261
*          Grant Prideco, Inc.                                                      300,650                   5,258
*          SanDisk Corp.                                                            187,100                   5,218
           Omnicare, Inc.                                                           256,261                   5,176
           Allete, Inc.                                                             226,179                   5,089
*          Mohawk Industries, Inc.                                                  143,928                   5,066
           Herman Miller, Inc.                                                      208,982                   5,057
*          Cirrus Logic                                                             217,534                   5,010
*          United Rentals, Inc.                                                     192,900                   5,006
*          TriQuint Semiconductor, Inc.                                             221,401                   4,982

                                       42

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                     SHARES                    (000)
--------------------------------------------------------------------------------------------------------------------
           Lyondell Chemical Co.                                                    323,551                   4,976
*          Tech Data Corp.                                                          148,337                   4,948
           Leucadia National Corp.                                                  152,200                   4,939
           Harris Corp.                                                             181,171                   4,930
*          Borders Group, Inc.                                                      220,039                   4,929
*          Varco International, Inc.                                                263,304                   4,900
           OGE Energy Corp.                                                         214,447                   4,849
*          Jacobs Engineering Group Inc.                                             73,627                   4,803
*          KEMET Corp.                                                              241,100                   4,776
           Houghton Mifflin Co.                                                      79,453                   4,762
           Valspar Corp.                                                            133,735                   4,748
*          Advanced Fibre Communications, Inc.                                      223,300                   4,689
*          Network Associates, Inc.                                                 376,159                   4,683
           Hubbell Inc. Class B                                                     160,986                   4,669
           Teleflex Inc.                                                            106,036                   4,666
*          Catalina Marketing Corp.                                                 152,900                   4,665
*          Cor Therapeutics, Inc.                                                   152,800                   4,660
*          Informix Corp.                                                           793,647                   4,635
*          Sybase, Inc.                                                             280,753                   4,618
*          Pioneer Natural Resources Co.                                            270,381                   4,610
*          Labranche & Co. Inc.                                                     157,900                   4,579
           Pentair, Inc.                                                            134,883                   4,559
*          Coach, Inc.                                                              119,800                   4,558
*          National Instruments Corp.                                               140,000                   4,543
*          Indymac Bancorp, Inc. REIT                                               168,000                   4,502
           Webster Financial Corp.                                                  135,584                   4,444
           Roslyn Bancorp, Inc.                                                     168,967                   4,444
*          Incyte Genomics, Inc.                                                    181,026                   4,439
           Reynolds & Reynolds Class A                                              201,912                   4,432
           Provident Financial Group, Inc.                                          134,496                   4,428
*          3Com Corp.                                                               930,774                   4,421
*          LifePoint Hospitals, Inc.                                                 99,700                   4,415
*          Investment Technology Group, Inc.                                         87,327                   4,392
           Colonial BancGroup, Inc.                                                 304,600                   4,380
           Lubrizol Corp.                                                           140,907                   4,375
*          Scholastic Corp.                                                          96,658                   4,069
           Harte-Hanks, Inc.                                                        174,936                   4,331
           Helmerich & Payne, Inc.                                                  139,265                   4,316
*          Apria Healthcare                                                         147,951                   4,268
*          Edwards Lifesciences Corp.                                               161,898                   4,268
*          Cytec Industries, Inc.                                                   111,175                   4,225
*          Quantum Corp.-DLT & Storage Systems                                      416,099                   4,198
           Kansas City Power & Light Co.                                            170,262                   4,180
           Western Resources, Inc.                                                  194,000                   4,171
*          Keane, Inc.                                                              186,516                   4,103
*          Cabot Microelectronics Corp.                                              65,980                   4,091
*          Suiza Foods Corp.                                                         75,649                   4,017
*          Emmis Communications, Inc.                                               130,200                   4,004
           Lee Enterprises, Inc.                                                    120,597                   3,980
           HCC Insurance Holdings, Inc.                                             161,800                   3,964
*          Payless ShoeSource, Inc.                                                  61,065                   3,951
           HON Industries, Inc.                                                     163,087                   3,950
*          Storage Technology Corp.                                                 286,228                   3,938
           Dean Foods Corp.                                                          97,946                   3,937
*          Legato Systems, Inc.                                                     244,531                   3,900
*          Furniture Brands International Inc.                                      138,325                   3,873
           Vectren Corp.                                                            186,332                   3,857
           WestAmerica Bancorporation                                                98,061                   3,849
           Donaldson Co., Inc.                                                      121,972                   3,799
           CNF Inc.                                                                 134,287                   3,794
*          STERIS Corp.                                                             188,605                   3,782
*          Plexus Corp.                                                             113,600                   3,749
*          Saks Inc.                                                                390,368                   3,748
           Dial Corp.                                                               261,177                   3,722
           AK Steel Corp.                                                           296,684                   3,720
*          Sensormatic Electronics Corp.                                            218,511                   3,715
           York International Corp.                                                 105,733                   3,703
           Solutia, Inc.                                                            285,086                   3,635
*          Covance, Inc.                                                            159,958                   3,623
*          Quanta Services, Inc.                                                    164,383                   3,623
           BorgWarner, Inc.                                                          72,439                   3,594
           IDACORP, Inc.                                                            103,014                   3,593
*          Wind River Systems Inc.                                                  204,500                   3,571
           AGL Resources Inc.                                                       149,732                   3,556
*          Credence Systems Corp.                                                   144,400                   3,500
           Rayonier Inc.                                                             74,676                   3,469
           WGL Holdings, Inc.                                                       127,698                   3,462
           DQE Inc.                                                                 153,709                   3,458
           Public Service Co. of New Mexico                                         107,698                   3,457
           Sierra Pacific Resources                                                 216,003                   3,454
*          The Titan Corp.                                                          149,402                   3,421
           Hawaiian Electric Industries Inc.                                         89,285                   3,411
           Crompton Corp.                                                           311,349                   3,394
*          LTX Corp.                                                                132,400                   3,384
           Lancaster Colony Corp.                                                   102,584                   3,383
*          Perrigo Co.                                                              202,258                   3,376
*          Swift Transportation Co., Inc.                                           174,410                   3,359
*          GTech Holdings Corp.                                                      94,298                   3,348
           Callaway Golf Co.                                                        211,303                   3,339
           Blyth, Inc.                                                              129,566                   3,331
*          CommScope, Inc.                                                          141,394                   3,323
           Montana Power Co.                                                        285,634                   3,313
*          Lands' End, Inc.                                                          80,897                   3,248
*          The Neiman Marcus Group, Inc. Class A                                    104,200                   3,230
           IMC Global Inc.                                                          315,319                   3,216
*          Acxiom Corp.                                                             245,519                   3,214
*          Flowserve Corp.                                                          104,311                   3,208
           Pittston Brink's Group                                                   142,242                   3,171
           Kennametal, Inc.                                                          84,208                   3,107
*          Marine Drilling Co., Inc.                                                161,600                   3,088
*          Plantronics, Inc.                                                        133,200                   3,084
*          Mentor Graphics Corp.                                                    175,915                   3,078
                                       43
--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
MID-CAP INDEX FUND SHARES                                                            SHARES                    (000)
--------------------------------------------------------------------------------------------------------------------
*          Price Communications Corp.                                               151,700                   3,063
           ArvinMeritor, Inc.                                                       181,235                   3,034
*          VISX Inc.                                                                155,712                   3,013
*          Silicon Valley Bancshares                                                135,800                   2,988
           Universal Corp.                                                           75,114                   2,979
           Harsco Corp.                                                             109,515                   2,971
           Federal Signal Corp.                                                     125,146                   2,937
           Dole Food Co.                                                            153,599                   2,926
           Greater Bay Bancorp                                                      117,100                   2,925
           Albemarle Corp.                                                          126,188                   2,924
*          Macromedia, Inc.                                                         161,915                   2,914
           Western Gas Resources, Inc.                                               89,300                   2,911
           Media General, Inc. Class A                                               63,154                   2,905
           Carlisle Co., Inc.                                                        83,296                   2,905
           Granite Construction Co.                                                 113,084                   2,875
           Overseas Shipholding Group Inc.                                           94,058                   2,873
           Alexander & Baldwin, Inc.                                                111,487                   2,871
           Black Hills Corp.                                                         71,319                   2,869
           Cleco Corp.                                                              123,928                   2,819
           Ametek Aerospace Products Inc.                                            90,775                   2,773
*          Packaging Corp. of America                                               178,500                   2,772
*          Avocent Corp.                                                            121,564                   2,766
*          Sawtek Inc.                                                              116,426                   2,739
           Superior Industries International, Inc.                                   71,323                   2,732
*          Sotheby's Holdings Class A                                               168,632                   2,720
           Church & Dwight, Inc.                                                    106,838                   2,719
           Sensient Technologies Corp.                                              131,536                   2,699
*          Dycom Industries, Inc.                                                   116,900                   2,681
           Newport Corp.                                                            100,000                   2,650
           Claire's Stores, Inc.                                                    133,903                   2,592
           RPM Inc. (Ohio)                                                          280,923                   2,584
           CBRL Group, Inc.                                                         152,310                   2,582
*          TranSwitch Corp.                                                         234,052                   2,575
           Stewart & Stevenson Services, Inc.                                        77,703                   2,564
*          Powerwave Technologies, Inc.                                             175,936                   2,551
           Tecumseh Products Co. Class A                                             51,134                   2,531
*          Sylvan Learning Systems, Inc.                                            103,998                   2,527
*          Covanta Energy Corp.                                                     136,832                   2,526
*          Imation Corp.                                                             96,838                   2,440
           Pennzoil-Quaker State Co.                                                217,563                   2,437
*          Structural Dynamics Research Corp.                                        98,650                   2,417
           Carter-Wallace, Inc.                                                     124,434                   2,408
           Horace Mann Educators Corp.                                              111,356                   2,400
           Kelly Services, Inc. Class A                                              98,537                   2,389
           Nordson Corp.                                                             89,698                   2,377
           Minerals Technologies, Inc.                                               53,885                   2,313
*          EGL, Inc.                                                                130,500                   2,279
           Longs Drug Stores, Inc.                                                  103,900                   2,239
           Modine Manufacturing Co.                                                  80,761                   2,227
*          Adtran, Inc.                                                             108,259                   2,219
           Interstate Bakeries Corp.                                                138,634                   2,218
*          Airgas, Inc.                                                             186,193                   2,216
           Dreyer's Grand Ice Cream, Inc.                                            78,609                   2,193
*          NCO Group, Inc.                                                           70,700                   2,187
*          InFocus Corp.                                                            106,600                   2,174
           Ruddick Corp.                                                            127,186                   2,156
           Ohio Casualty Corp.                                                      165,087                   2,138
*          Wisconsin Central Transportation Corp.                                   127,529                   2,134
           Trinity Industries, Inc.                                                 101,185                   2,114
           Kaydon Corp.                                                              82,395                   2,113
*          Alaska Air Group, Inc.                                                    72,736                   2,102
           Ferro Corp.                                                               93,991                   2,050
           Olin Corp.                                                               119,540                   2,031
           Banta Corp.                                                               67,483                   1,977
           H.B. Fuller Co.                                                           38,807                   1,936
*          Gartner, Inc. Class B                                                    209,953                   1,932
           Wallace Computer Services, Inc.                                          112,732                   1,865
*          Modis Professional Services Inc.                                         268,943                   1,856
*          J.B. Hunt Transport Services, Inc.                                        96,924                   1,842
           Wausau-Mosinee Paper Corp.                                               141,314                   1,822
           AGCO Corp.                                                               195,361                   1,788
           Carpenter Technology Corp.                                                60,643                   1,776
*          Mastec Inc.                                                              131,300                   1,733
           Longview Fibre Co.                                                       140,623                   1,732
           J. M. Smucker Co.                                                         66,619                   1,732
           Bob Evans Farms, Inc.                                                     95,690                   1,722
           P.H. Glatfelter Co.                                                      116,618                   1,663
           Rollins, Inc.                                                             82,891                   1,650
*          Albany International Corp.                                                84,865                   1,604
*          Korn/Ferry International                                                 102,900                   1,595
*          Papa John's International, Inc.                                           61,783                   1,566
*          DSP Group Inc.                                                            73,000                   1,566
*          Transaction Systems Architects, Inc.                                     100,319                   1,555
           Bandag, Inc.                                                              56,592                   1,545
           Airborne, Inc.                                                           131,908                   1,529
*          Pacificare Health Systems, Inc.                                           92,614                   1,510
*          UCAR International, Inc.                                                 124,639                   1,489
*          Atlas Air Worldwide Holdings, Inc.                                       104,810                   1,484
*          MIPS Technologies, Inc. Class B                                          106,500                   1,374
*          Sequa Corp. Class A                                                       28,443                   1,294
*          Antec Corp.                                                              104,319                   1,294
*          Unifi, Inc.                                                              146,644                   1,246
*          Sykes Enterprises, Inc.                                                  109,636                   1,206
           A. Schulman Inc.                                                          79,691                   1,076
           Lance, Inc.                                                               79,544                   1,074
           Ryerson Tull, Inc.                                                        67,353                     909
*          M.S. Carriers, Inc.                                                       28,400                     872
           Lone Star Steakhouse & Saloon, Inc.                                       66,136                     859

                                      44

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
                                                                                                              VALUE*
                                                                                     SHARES                    (000)
--------------------------------------------------------------------------------------------------------------------
*          The Neiman Marcus Group, Inc. Class B                                     27,000              $      796
*          Gartner, Inc. Class A                                                     28,500                     314
--------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
           (COST $2,337,384)                                                                              2,426,336
--------------------------------------------------------------------------------------------------------------------
                                                                                                                FACE
                                                                                                              AMOUNT
                                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)(1)
--------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 4.63%, 7/12/2001                                                                $ 1,000                     999
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a Pooled Cash Account
4.07%, 7/2/2001                                                                       4,400                   4,400
4.07%, 7/2/2001--Note F                                                              19,198                  19,198
--------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $24,597)                                                                                             24,597
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
  (COST $2,361,981)                                                                                       2,450,933
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.6%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         10,474
Liabilities--Note F                                                                                         (26,136)
                                                                                                            --------
                                                                                                            (15,662)
                                                                                                            --------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $2,435,271
====================================================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and 0.6%, respectively, of net assets. See Note E in Notes to Financial
Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                          $2,352,653
Undistributed Net Investment Income                                                                           8,573
Accumulated Net Realized Losses                                                                             (14,633)
Unrealized Appreciation (Depreciation)--
  Note E
  Investment Securities                                                                                      88,952
  Futures Contracts                                                                                            (274)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $2,435,271
====================================================================================================================

Investor Shares--Net Assets
Applicable to 168,380,534 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                              $2,036,295
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INVESTOR SHARES                                                                                            $12.09
====================================================================================================================

Institutional Shares--Net Assets
Applicable to 32,924,466 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                                $398,976
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-
  INSTITUTIONAL SHARES                                                                                       $12.12
====================================================================================================================

STATEMENT OF OPERATIONS
This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

--------------------------------------------------------------------------------
                                                          EXTENDED
                                                            MARKET       MID-CAP
                                                        INDEX FUND    INDEX FUND
                                                --------------------------------
                                                 SIX MONTHS ENDED JUNE 30, 2001
                                                --------------------------------
                                                              (000)        (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                               $ 20,089      $11,137
  Interest                                                   1,334          419
  Security Lending                                           3,472           95
--------------------------------------------------------------------------------
    Total Income                                            24,895       11,651
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                24           24
    Management and Administrative--Investor Shares           3,946        2,017
    Management and Administrative--Admiral Shares              528           --
    Management and Administrative--Institutional Shares        327          127
    Marketing and Distribution--Investor Shares                287          132
    Marketing and Distribution--Admiral Shares                  19           --
    Marketing and Distribution--Institutional Shares            83           28
  Custodian Fees                                               112           75
  Auditing Fees                                                  6            5
  Shareholders' Reports--Investor Shares                        47            9
  Shareholders' Reports----Admiral Shares                        1           --
  Shareholders' Reports--Institutional Shares                    1            2
  Trustees' Fees and Expenses                                    5            2
--------------------------------------------------------------------------------
    Total Expenses                                           5,386        2,421
    Expenses Paid Indirectly--Note C                           (13)          --
--------------------------------------------------------------------------------
    Net Expenses                                             5,373        2,421
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       19,522        9,230
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                 5,730      (11,475)
  Futures Contracts                                          6,733         (562)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                    12,463      (12,037)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                   (224,013)      29,727
  Futures Contracts                                         (1,335)        (153)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          (225,348)      29,574
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $(193,363)     $26,767
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-----------------------------------------------------------------------------------------------------------------
                                                      EXTENDED MARKET INDEX FUND           MID-CAP INDEX FUND
                                                      --------------------------      ---------------------------
                                                      SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                           ENDED           ENDED           ENDED           ENDED
                                                   JUNE 30, 2001   DEC. 31, 2000   JUNE 30, 2001   DEC. 31, 2000
                                                           (000)           (000)           (000)           (000)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                 $ 19,522        $ 49,320         $ 9,230        $ 11,778
  Realized Net Gain (Loss)                                12,463         790,031         (12,037)        166,927
  Change in Unrealized Appreciation (Depreciation)      (225,348)     (1,893,375)         29,574           2,464
-----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (193,363)     (1,054,024)         26,767         181,169
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                           --         (33,972)             --          (9,425)
    Admiral Shares                                            --          (3,832)             --              --
    Institutional Shares                                      --          (9,990)             --          (1,934)
  Realized Capital Gain
    Investor Shares                                     (111,765)       (571,530)        (31,830)       (109,693)
    Admiral Shares                                       (19,383)        (46,429)             --              --
    Institutional Shares                                 (25,983)       (135,811)         (6,443)        (21,004)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (157,131)       (801,564)        (38,273)       (142,056)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                       (174,772)      1,111,416         428,073         986,980
  Admiral Shares                                         296,992         499,974              --              --
  Institutional Shares                                     4,279         429,602          97,382         148,113
-----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                         126,499       2,040,992         525,455       1,135,093
-----------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                             (223,995)        185,404         513,949       1,174,206
-----------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  5,275,946       5,090,542       1,921,322         747,116
-----------------------------------------------------------------------------------------------------------------
  End of Period                                       $5,051,951      $5,275,946      $2,435,271      $1,921,322
=================================================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-----------------------------------------------------------------------------------------------------
                                                           EXTENDED MARKET INDEX FUND INVESTOR SHARES
                                                                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING          SIX MONTHS ENDED   -------------------------------------------------
THROUGHOUT EACH PERIOD              JUNE 30, 2001      2000      1999       1998       1997     1996
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $26.61    $37.07   $30.63      $30.76     $26.20   $24.07
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                       .60      1.29    1.370        1.33       1.31     1.28
  Net Realized and Unrealized Gain
    (Loss) on Investments                   (1.19)   (6.041)  10.101       2.025      6.479     3.85
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations        (1.10)   (5.767)  10.398       2.413      6.830     4.19
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income         --     (.263)   (.318)      (.373)     (.360)    (.34)
  Distributions from Realized Capital
    Gains                                    (.81)   (4.430)  (3.640)     (2.170)    (1.910)   (1.72)
-----------------------------------------------------------------------------------------------------
    Total Distributions                      (.81)   (4.693)  (3.958)     (2.543)    (2.270)   (2.06)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $24.70    $26.61   $37.07      $30.63     $30.76    $26.20
=====================================================================================================

TOTAL RETURN*                              -3.69%   -15.55%   36.22%       8.32%     26.73%    17.65%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)     $3,449    $3,881   $4,221      $2,939     $2,723    $2,099
  Ratio of Total Expenses to
    Average Net Assets                    0.25%**     0.25%    0.25%       0.23%      0.23%     0.25%
  Ratio of Net Investment Income to
    Average Net Assets                    0.76%**     0.81%    1.04%       1.21%      1.30%     1.42%
  Portfolio Turnover Rate**                 22%**       33%      26%         27%        15%       22%
=====================================================================================================
 *Total returns do not reflect transaction fees on purchases (0.25%  beginning October 31, 1997, through March 31, 2000; 0.5% in 1996 through October 31, 1997) or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

--------------------------------------------------------------------------------
                                       EXTENDED MARKET INDEX FUND ADMIRAL SHARES

FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED        NOV. 13* TO
THROUGHOUT EACH PERIOD                          JUNE 30, 2001      DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $26.61            $31.89
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .10              .050
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     (1.19)            (1.736)
--------------------------------------------------------------------------------
    Total from Investment Operations                    (1.09)           (1.686)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --             (.274)
  Distributions from Realized Capital Gains              (.81)           (3.320)
--------------------------------------------------------------------------------
    Total Distributions                                  (.81)           (3.594)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $24.71             $26.61
================================================================================

TOTAL RETURN                                           -3.65%             -4.30%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $706               $441
  Ratio of Total Expenses to Average Net Assets       0.20%**            0.20%**
  Ratio of Net Investment Income to Average
    Net Assets                                        0.79%**            1.23%**
  Portfolio Turnover Rate                               22%**                33%
================================================================================
*Inception.
**Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                      EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                                    YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED          -----------------------------------------       JULY 7* TO
THROUGHOUT EACH PERIOD                             JUNE 30, 2001            2000             1999              1998    DEC. 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $26.62          $37.09           $30.63            $30.76           $29.28
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .10            .313             .363              .427             .200
  Net Realized and Unrealized Gain
   (Loss) on Investments                                   (1.19)         (6.041)          10.101             2.025            3.191
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        (1.09)         (5.728)          10.464             2.452            3.391
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         --           (.312)           (.364)            (.412)          (.371)
  Distributions from Realized Capital Gains                 (.81)         (4.430)          (3.640)           (2.170)         (1.540)
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                       (.81)         (4.742)          (4.004)           (2.582)         (1.911)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $24.72          $26.62           $37.09            $30.63           $30.76
====================================================================================================================================

TOTAL RETURN**                                            -3.65%         -15.41%           36.45%             8.45%           11.82%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $897            $954             $870              $456             $415
  Ratio of Total Expenses to
    Average Net Assets                                    0.10%^           0.10%            0.10%             0.10%           0.10%^
  Ratio of Net Investment Income to
    Average Net Assets                                    0.90%^           0.96%            1.18%             1.34%           1.43%^
  Portfolio Turnover Rate                                   22%^             33%              26%               27%              15%
====================================================================================================================================
 *Inception.
**Total returns do not reflect  transaction  fees on purchases  (0.25% beginning October 31, 1997,  through March 31, 2000;
  0.5% from inception  through October 31, 1997).
 ^Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              MID-CAP INDEX FUND INVESTOR SHARES
                                                                                    YEAR ENDED DECEMBER 31,
                                                      SIX MONTHS ENDED            ----------------------------           APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           JUNE 30, 2001             2000                  1999          DEC. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $12.21           $11.30                $10.79                $10.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                              .05             .071                  .073                  .053
Net Realized and Unrealized Gain (Loss) on Investments             .04            1.897                 1.448                  .840
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                  .09            1.968                 1.521                  .893
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                                --            (.078)                (.076)                (.053)
Distributions from Realized Capital Gains                         (.21)           (.980)                (.935)                (.050)
Total Distributions                                               (.21)          (1.058)               (1.011)                (.103)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE. END OF PERIOD                                  $12.09           $12.21                $11.30                $10.79
====================================================================================================================================

TOTAL RETURN**                                                   0.97%           18.10%                15.32%                  8.55%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                            $2,036           $1,614                  $605                   $206
Ratio of Total Expenses to Average Net Assets                   0.25%^            0.25%                 0.25%                 0.25%^
  Ratio of Net Investment Income to Average Net Assets          0.83%^            0.90%                 0.99%                 1.19%^
Portfolio Turnover Rate                                           19%^              51%                   38%                    44%
====================================================================================================================================
*Subscription  period for the fund was April 20, 1998,  to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total  returns do not  reflect the 0.25%  transaction  fee on  purchases  from inception  through February 28, 1999, or the $10 annual account  maintenance fee applied on balances under $10,000.
^Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           MID-CAP INDEX FUND INSTITUTIONAL SHARES
                                                                                    YEAR ENDED DECEMBER 31,
                                                      SIX MONTHS ENDED            ----------------------------           APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           JUNE 30, 2001             2000                  1999          DEC. 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $12.23           $11.30                $10.79                $10.03
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                              .06             .081                  .083                  .055
Net Realized and Unrealized Gain (Loss) on Investments             .04            1.918                 1.448                  .814
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                  .10            1.999                 1.531                  .869
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                                --            (.089)                (.086)                (.059)
Distributions from Realized Capital Gains                         (.21)           (.980)                (.935)                (.050)
Total Distributions                                               (.21)          (1.069)               (1.021)                (.109)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE. END OF PERIOD                                  $12.12           $12.23                $11.30                $10.79
====================================================================================================================================

TOTAL RETURN**                                                   1.05%           18.39%                15.41%                  8.61%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                              $399             $307                  $143                    $39
Ratio of Total Expenses to Average Net Assets                   0.10%^            0.12%                 0.12%                 0.12%^
  Ratio of Net Investment Income to Average Net Assets          0.98%^            1.03%                 1.11%                 1.30%^
Portfolio Turnover Rate                                           19%^              51%                   38%                    44%
====================================================================================================================================
*Initial  share purchase  date.  Subscription  period for the fund was April 20,
1998,  to May 20,  1998,  during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total  returns do not  reflect the 0.25%  transaction  fee on  purchases  from inception through February 28, 1999.
^Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Extended Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Mid-Cap Index Fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 13, 2000, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P MidCap 400 Index futures contracts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
     Each class of shares has equal rights to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                 CAPITAL CONTRIBUTIONS       PERCENTAGE            PERCENTAGE OF
                           TO VANGUARD          OF FUND               VANGUARD'S
INDEX FUND                       (000)       NET ASSETS           CAPITALIZATION
--------------------------------------------------------------------------------
Extended Market                   $940            0.02%                     0.9%
Mid-Cap                            445             0.02                      0.4
--------------------------------------------------------------------------------
The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2001, custodian fee offset arrangements reduced expenses of the Extended Market Index Fund by $13,000.

D. During the six months ended June 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                (000)
                                             -----------------------------------
INDEX FUND                                   PURCHASES                     SALES
--------------------------------------------------------------------------------
Extended Market                               $561,347                  $544,374
Mid-Cap                                        708,767                   208,924
--------------------------------------------------------------------------------
E. At June 30, 2001, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                  (000)
                            ----------------------------------------------------
                                                                  NET UNREALIZED
                            APPRECIATED       DEPRECIATED           APPRECIATION
INDEX FUND                   SECURITIES        SECURITIES         (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market              $1,326,087      $(1,843,486)             $(517,399)
Mid-Cap                         335,716         (246,764)                88,952
--------------------------------------------------------------------------------

At June 30, 2001,  the  aggregate  settlement  value of open  futures  contracts
expiring   in   September   2001  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                               (000)
                                                   -----------------------------
                                                    AGGREGATE         UNREALIZED
                                    NUMBER OF      SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS           VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market/
  S&P MidCap 400 Index                    93          $24,296             $(362)
  Russell 2000 Index                      90           23,202                243
Mid-Cap/
  S&P MidCap 400 Index                    32            8,360              (274)
--------------------------------------------------------------------------------

F. The market value of securities on loan to broker/dealers at June 30, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                                 (000)
                                                    ----------------------------
                                                    MARKET VALUE            CASH
                                                       OF LOANED      COLLATERAL
INDEX FUND                                            SECURITIES        RECEIVED
--------------------------------------------------------------------------------
Extended Market                                         $142,144        $171,113
Mid-Cap                                                   18,462          19,198
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED           YEAR ENDED
                                                              JUNE 30, 2001        DECEMBER 31, 2000
                                                         ---------------------------------------------
                                                            AMOUNT     SHARES       AMOUNT    SHARES
                                                             (000)      (000)        (000)      (000)
------------------------------------------------------------------------------------------------------
Extended Market Index Fund

Investor Shares
Issued                                                   $422,161     17,502   $1,892,534     51,426
Issued in Lieu of Cash Distributions                      105,857      4,909      564,787     20,785
Redeemed                                                 (702,790)   (28,598)  (1,345,905)   (40,247)
                                ----------------------------------------------------------------------
  Net Increase (Decrease)-Investor Shares                (174,772)    (6,187)   1,111,416     31,964
                                ----------------------------------------------------------------------

Admiral Shares
Issued                                                    330,414     13,347      497,269     16,161
Issued in Lieu of Cash Distributions                       16,327        758       41,516      1,697
Redeemed                                                  (49,749)    (2,098)     (38,811)    (1,286)
                                                ------------------------------------------------------
  Net Increase (Decrease)-Admiral Shares                  296,992     12,007      499,974     16,572
                                                ------------------------------------------------------
Institutional Shares
Issued                                                    145,978      6,260      452,661     11,921
Issued in Lieu of Cash Distributions                       23,523      1,091      116,802      4,366
Redeemed                                                 (165,222)    (6,923)    (139,861)    (3,887)
                                        --------------------------------------------------------------
  Net Increase (Decrease)-Institutional Shares              4,279        428      429,602     12,400
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED           YEAR ENDED
                                                              JUNE 30, 2001        DECEMBER 31, 2000
                                                         ---------------------------------------------
                                                            AMOUNT     SHARES       AMOUNT    SHARES
                                                             (000)      (000)        (000)      (000)
------------------------------------------------------------------------------------------------------
MID-CAP INDEX FUND
Investor Shares
  Issued                                              $628,506    53,119        $1,089,223     86,090
  Issued in Lieu of Cash Distributions                  30,064     2,827           111,331      9,743
  Redeemed                                            (230,497)  (19,768)         (213,574)   (17,151)
                                         -------------------------------------------------------------
    Net Increase (Decrease)--Investor Shares           428,073    36,178           986,980     78,682
                                         -------------------------------------------------------------

Institutional Shares
  Issued                                               159,233    13,317           178,087     14,738
  Issued in Lieu of Cash Distributions                   4,769       448            18,147      1,576
  Redeemed                                             (66,620)   (5,955)          (48,121)    (3,816)
                                        --------------------------------------------------------------
    Net Increase (Decrease)--Institutional Shares       97,382     7,810           148,113     12,498
------------------------------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
  Visit Vanguard.com                                         [PHOTE OF COMPUTER]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages. your account information, initiate online transactions, or send us messages.

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director-Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                           JOHN C. BOGLE
           Founder; Chairman and Chief Executive, 1974-1996.

                                                     [SHIP GRAPHIC]
                                                     THE VANGUARD GROUP(R) LOGO
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.


(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.


Q982 082001

VANGUARD(R) U.S. STOCK INDEX FUNDS

LARGE-CAPITALIZATION PORTFOLIOS

SEMIANNUAL REPORT JUNE 30, 2001

STOCK

INCLUDED WITHIN THIS REPORT:

VANGUARD GROWTH INDEX FUND
VANGUARD VALUE INDEX FUND
VANGUARD TOTAL STOCK MARKET INDEX FUND

[PHOTO OF COMPASS/SHIP]

[THE VANGUARD GROUP(R) LOGO]


WHY COSTS MATTER

As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.

     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.

     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY

* The large-capitalization Vanguard U.S. stock index funds had total returns ranging from -;11.1% to -;2.5% during the six months ended June 30, 2001.

* The returns of large-cap stocks lagged those of smaller stocks and fixed income securities, with growth stocks posting the worst results.

*    The three funds closely tracked their target indexes.

CONTENTS

  1 Letter from the Chairman

  6 Fund Profiles

  9 Glossary of Investment Terms

10 Performance Summaries

11 Financial Statements

32 Advantages of Vanguard.com

LETTER
FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

During the six months ended June 30, 2001, the U.S. stock market struggled with slow economic growth and shrinking corporate earnings. Each of the Vanguard large-capitalization stock index funds posted a negative return and closely tracked its target index. The value index fund fell -2.5%, while the growth index fund lost -11.1% of its value. The total stock market index fund, which holds growth and value stocks, declined -5.7%.

     The adjacent table presents the six-month total returns (capital change plus reinvested dividends) for our funds, their average peers, and their target indexes. We also present the results for our Admiral(TM) Shares--a lower-cost class for long-term shareholders and those with substantial investments in the funds. Finally, the table shows the returns for the funds' Institutional Shares, which are available for minimum investments of $10 million.

TOTAL RETURNS                                            SIX MONTHS ENDED
                                                            JUNE 30, 2001
-------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND                                         -11.1%
Average Large-Cap Growth Fund*                                     -16.2
S&P 500/BARRA Growth Index                                         -11.0
-------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND                                           -2.5%
Average Large-Cap Value Fund*                                       -2.8
S&P 500/BARRA Value Index                                           -2.4
-------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND                              -5.7%
Average Multi-Cap Core Fund*                                        -6.3
Wilshire 5000 Index                                                 -5.8
-------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.


ADMIRAL SHARES
-------------------------------------------------------------------------
Growth Index Fund                                                  -11.1%
Value Index Fund                                                    -2.4
Total Stock Market Index Fund                                       -5.7
-------------------------------------------------------------------------

INSTITUTIONAL SHARES
-------------------------------------------------------------------------
Growth Index Fund                                                  -11.1%
Value Index Fund                                                    -2.4
Total Stock Market Index Fund                                       -5.7
-------------------------------------------------------------------------

     Per-share figures for each fund, including net asset values, capital gains distributions, and income dividends by share class, are presented in the table that follows this letter.

     On May 31, 2001, VIPERs(TM) (Vanguard Index Participation Equity Receipts) for the Total Stock Market Index Fund began trading on the American Stock Exchange. This exchange-traded share class combines the benefits of indexing--low costs and broad diversification--with the trading flexibility of an individual stock. VIPER Shares are available only through brokerage firms. Based on changes in its net asset value and on income distributions during the period, the VIPER Share class of Total Stock Market Index Fund returned -4.5% from the shares' inception on May 24, slightly better than the -4.6% for the target Wilshire 5000 Index. More information about VIPER Shares is provided in the table at the end of this letter and in the Financial Highlights on page 27.

--------------------------------------------------------------------------------
MARKET BAROMETER                                            TOTAL RETURNS
                                              PERIODS ENDED JUNE 30, 2001

                                            SIX         ONE          FIVE
                                         MONTHS        YEAR        YEARS*
--------------------------------------------------------------------------------
STOCK
S&P 500 INDEX (Large-caps)                -6.7%      -14.8%         14.5%
RUSSELL 2000 INDEX (Small-caps)            6.9         0.6           9.6
WILSHIRE 5000 INDEX (Entire market)       -5.8       -15.4          13.1
MSCI EAFE INDEX (International)          -14.4       -23.3           3.2
--------------------------------------------------------------------------------
BOND
LEHMAN AGGREGATE BOND INDEX
  (Entire market)                          3.6%       11.2%          7.5%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX        2.8         9.5           6.6
SALOMON SMITH BARNEY 3-MONTH
  U.S. TREASURY BILL INDEX                 2.5         5.6           5.2
================================================================================
CPI
CONSUMER PRICE INDEX                       2.3%        3.2%          2.6%
--------------------------------------------------------------------------------
*Annualized.


FINANCIAL MARKETS IN REVIEW

     Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.

     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.

     In contrast with the industrial economy, the consumer economy proved quite resilient. Housing starts and sales remained strong, and spending at the nation's shopping malls sufficed to keep the economy out of recession. The job market weakened somewhat, as several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.

     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-cap growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.

--------------------------------------------------------------------------------
Corporate America made especially sharp cuts in spending on information technology-investments that had helped to power the U.S. economy's rapid growth during the late 1990s.
--------------------------------------------------------------------------------

     International stocks followed the same pattern: Relative strength among smaller value stocks was offset by weakness in growth stocks. Most stock markets finished the half-year with losses in their local currencies. A strong dollar exacerbated the losses for U.S.-based investors.

     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign. (Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

PERFORMANCE OVERVIEW

During the past six months, each of the large-cap Vanguard U.S. Stock Index Funds closely tracked its target index. The Growth and Value Index Funds each lagged their benchmarks by 0.1 percentage point--a shortfall attributable to the expenses incurred by a real-world fund, but not by the indexes' theoretical portfolios--while the Total Stock Market Index Fund recouped its expenses and outpaced the Wilshire 5000 Total Market Index by 0.1 percentage point.

--------------------------------------------------------------------------------
Concerns that a chillier regulatory climate could slow profit growth hurt health care stocks.
--------------------------------------------------------------------------------

     Unfortunately, because of the generally weak stock market, the funds' success in executing their objectives still meant losses for shareholders. After a tough 2000, large-cap stocks continued to struggle through the first half of 2001. The Growth Index Fund, which holds substantial weightings in hard-hit health care and technology stocks, posted the worst results. Corporate America's cuts in capital spending pinched profits in the technology sector, while concerns that a chillier regulatory climate could slow profit growth hurt health care stocks.

     The Value Index Fund posted a stronger return, in large part because of its heavier weighting in consumer services stocks such as retailers, restaurants, and entertainment companies. These stocks enjoyed good returns, as the American consumer has continued to spend throughout the economic slowdown. The Value Index Fund also held some of the better-performing financial services stocks.

     The Total Stock Market Index Fund includes the stocks from both the Growth and Value Index Funds. Not surprisingly, its return landed between the two funds' returns. Although the Total Stock Market Index Fund invests most of its assets in the large-cap stocks that dominate the U.S. stock market, it also offers exposure to small- and mid-cap stocks. Smaller stocks outperformed larger stocks during the six months, and the Total Stock Market Index Fund finished ahead of large-cap benchmarks such as the Standard & Poor's 500 Index.

IN SUMMARY

Large-cap stock funds were among the strongest performers in the overheated bull market of the late 1990s. But during the past year-and-a-half, these funds have lagged smaller stocks, and many have posted losses. Meanwhile, bonds have delivered positive returns. These varied performances are another reminder that diversification is the most productive response to our fast-changing and unpredictable financial markets.

     We suggest that you hold a balanced portfolio of stock funds, bond funds, and short-term investments in proportions appropriate for your goals, time horizon, financial situation, and risk tolerance. Once you have devised such a plan, stay the course. We thank you for entrusting your hard-earned dollars to us.


Sincerely,

/S/ JOHN J. BRENNAN
[PHOTO OF JOHN J. BRENNAN]
JOHN J. BRENNAN
Chairman and Chief Executive Officer

JULY 12, 2001

FUND STATISTICS

                                             NET ASSET VALUE                       SIX MONTHS ENDED
                                               PER SHARE                             JUNE 30, 2001
                                   --------------------------------         --------------------------------

                                    DECEMBER 31,           JUNE 30,             INCOME         CAPITAL GAINS
U.S. STOCK INDEX FUND                       2000               2001          DIVIDENDS         DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------
Growth                                $    30.57           $  27.09           $  0.070                    --
Value                                      22.87              21.24              0.150              $  0.870
Total Stock Market                         29.26              27.45              0.132                    --
------------------------------------------------------------------------------------------------------------

ADMIRAL SHARES
------------------------------------------------------------------------------------------------------------
Growth                                $    30.57           $  27.09           $  0.076                    --
Value                                      22.87              21.24              0.155              $  0.870
Total Stock Market                         29.26              27.45              0.138                    --


INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------
Growth                                $    30.57           $  27.09           $  0.086                    --
Value                                      22.87              21.24              0.163              $  0.870
Total Stock Market                         29.27              27.45              0.149                    --


VIPER SHARES
------------------------------------------------------------------------------------------------------------
Total Stock Market                    $  118.46*           $ 112.80           $  0.280                    --
------------------------------------------------------------------------------------------------------------
*From inception on May 24, 2001.



--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS

At a special meeting on May 22, 2001, shareholders of Vanguard Growth Index Fund overwhelmingly approved a proposal to change the fund's SEC classification from "diversified" to "nondiversified." The change allows the fund to continue replicating its benchmark, the S&P 500/BARRA Growth Index. On occasion, the index and the fund have become concentrated in the stocks of several companies, and thus the fund modestly exceeded its technical diversification requirements. The change was approved by 93.6% of the shares voted, as shown in the table below.

                        -------------------------------------------
                        FOR             AGAINST           ABSTAIN
                        -------------------------------------------
                        209,061,609     10,034,592        4,197,892
                        -------------------------------------------

FUND PROFILE                                                 AS OF JUNE 30, 2001
 FOR GROWTH INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 9.

------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  TARGET        WILSHIRE
                                      FUND        INDEX*            5000
------------------------------------------------------------------------
Number of Stocks                       156           154           6,334
Median Market Cap                $  105.3B     $  105.3B        $  35.0B
Price/Earnings Ratio                 32.6x         32.6x           27.3x
Price/Book Ratio                      8.0x          8.0x            3.5x
Yield                                 0.6%          1.2%            1.2%
Yield--Admiral Shares                 0.6%          1.2%            1.2%
Yield--Institutional Shares           0.7%          1.2%            1.2%
Return on Equity                     30.2%         30.2%           23.1%
Earnings Growth Rate                 21.3%         21.3%           15.8%
Foreign Holdings                      0.6%          0.0%            0.0%
Turnover Rate                        38%**            --              --
Expense Ratio                      0.22%**            --              --
Expense Ratio--
  Admiral Shares                   0.17%**            --              --
Expense Ratio--
  Institutional Shares             0.10%**            --              --
Cash Investments                      0.0%            --              --
------------------------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

General Electric Co.                    8.6%
  (conglomerate)
Microsoft Corp.                         7.0
  (software)
Pfizer, Inc.                            4.5
  (pharmaceuticals)
Wal-Mart Stores, Inc.                   3.9
  (retail)
Intel Corp.                             3.5
  (computer hardware)
International Business Machines Corp.   3.5
  (computer technology)
Johnson & Johnson                       2.7
  (pharmaceuticals)
Merck & Co., Inc.                       2.6
  (pharmaceuticals)
SBC Communications Inc.                 2.4
  (telecommunications)
Cisco Systems, Inc.                     2.4
  (computer networks)
--------------------------------------------
Top Ten                                41.1%
--------------------------------------------


----------------------------------------------------------
VOLATILITY MEASURES
                           TARGET                 WILSHIRE
                FUND       INDEX*      FUND           5000
----------------------------------------------------------
R-Squared       1.00         1.00      0.88           1.00
Beta            1.00         1.00      1.07           1.00
----------------------------------------------------------


----------------------
INVESTMENT FOCUS

STYLE           GROWTH
MARKET CAP       LARGE
----------------------


---------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                         TARGET        WILSHIRE
                               FUND      INDEX*            5000
---------------------------------------------------------------
Auto & Transportation           0.3%        0.3%           2.1%
Consumer Discretionary         12.1        12.0           14.4
Consumer Staples               12.1        12.2            5.8
Financial Services              8.5         8.5           20.0
Health Care                    23.6        23.6           13.2
Integrated Oils                 0.0         0.0            3.5
Other Energy                    0.5         0.5            2.6
Materials & Processing          0.3         0.3            3.1
Producer Durables               1.9         1.9            3.5
Technology                     26.5        26.5           17.7
Utilities                       3.0         3.0            8.4
Other                          11.2        11.2            5.7
---------------------------------------------------------------
 *S&P 500/BARRA Growth Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2001
  FOR VALUE INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 9.


-----------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                 TARGET        WILSHIRE
                                       FUND      INDEX*            5000
-----------------------------------------------------------------------
Number of Stocks                        349         345           6,334
Median Market Cap                    $36.4B      $36.4B          $35.0B
Price/Earnings Ratio                  22.0x       22.0x           27.3x
Price/Book Ratio                       2.5x        2.5x            3.5x
Yield                                  1.4%        1.9%            1.2%
Yield--Admiral Shares                  1.5%        1.9%            1.2%
Yield--Institutional Shares            1.6%        1.9%            1.2%
Return on Equity                      18.6%       18.6%           23.1%
Earnings Growth Rate                   9.0%        9.0%           15.8%
Foreign Holdings                       2.3%        0.0%            0.0%
Turnover Rate                         41%**          --              --
Expense Ratio                       0.22%**          --              --
Expense Ratio--
  Admiral Shares                    0.17%**          --              --
Expense Ratio--
  Institutional Shares              0.10%**          --              --
Cash Investments                       0.0%          --              --
-----------------------------------------------------------------------


----------------------------------------------
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

Exxon Mobil Corp.                         5.6%
  (oil)
Citigroup, Inc.                           4.9
  (financial services)
AOL Time Warner Inc.                      4.3
  (media)
American International Group, Inc.        3.7
  (insurance)
Verizon Communications                    2.7
  (telecommunications)
Royal Dutch Petroleum Co. ADR             2.3
  (energy)
Bank of America Corp.                     1.8
  (banks)
Viacom Inc. Class B                       1.7
  (entertainment)
J.P. Morgan Chase & Co.                   1.6
  (banks)
Wells Fargo Co.                           1.5
  (banks)
----------------------------------------------
Top Ten                                  30.1%
----------------------------------------------


---------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET            WILSHIRE
                          FUND       INDEX*      FUND      5000
---------------------------------------------------------------
R-Squared                 1.00         1.00      0.68      1.00
Beta                      1.00         1.00      0.76      1.00
---------------------------------------------------------------

---------------------
INVESTMENT FOCUS

STYLE           VALUE
MARKET CAP      LARGE
---------------------



------------------------------------------------------------
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                      TARGET        WILSHIRE
                            FUND      INDEX*            5000
------------------------------------------------------------
Auto & Transportation        3.6%        3.7%           2.1%
Consumer Discretionary      13.9        14.5           14.4
Consumer Staples             1.3         1.3            5.8
Financial Services          30.1        30.2           20.0
Health Care                  1.5         1.5           13.2
Integrated Oils             11.0        11.0            3.5
Other Energy                 4.0         4.4            2.6
Materials & Processing       5.4         5.5            3.1
Producer Durables            4.2         4.2            3.5
Technology                   8.7         8.8           17.7
Utilities                   14.7        13.5            8.4
Other                        1.6         1.4            5.7
------------------------------------------------------------
 *S&P 500/BARRA Value Index.
**Annualized.

                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

FUND PROFILE                                                 AS OF JUNE 30, 2001
 FOR TOTAL STOCK MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 9.

--------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                WILSHIRE
                                     FUND           5000
--------------------------------------------------------
Number of Stocks                    3,443          6,334
Median Market Cap                $  35.0B       $  35.0B
Price/Earnings Ratio                27.3x          27.3x
Price/Book Ratio                     3.5x           3.5x
Yield                                1.0%           1.2%
Yield--Admiral Shares                1.1%           1.2%
Yield--Institutional Shares          1.2%           1.2%
Yield--VIPER Shares                  1.1%           1.2%
Return on Equity                    23.1%          23.1%
Earnings Growth Rate                15.8%          15.8%
Foreign Holdings                     0.0%           0.0%
Turnover Rate                         8%*             --
Expense Ratio                      0.20%*             --
Expense Ratio--
  Admiral Shares                   0.15%*             --
Expense Ratio--
  Institutional Shares             0.08%*             --
Expense Ratio--
  VIPER Shares                     0.15%*             --
Cash Investments                     0.0%             --
--------------------------------------------------------

-----------------------------------------------
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

General Electric Co.                       3.6%
  (conglomerate)
 Microsoft Corp.                           2.9
  (software)
Exxon Mobil Corp.                          2.2
  (oil)
Citigroup, Inc.                            1.9
  (financial services)
Pfizer, Inc.                               1.9
  (pharmaceuticals)
AOL Time Warner Inc.                       1.7
  (media)
Wal-Mart Stores, Inc.                      1.6
  (retail)
American International Group, Inc.         1.5
  (insurance)
International Business Machines Corp.      1.5
  (computer technology)
Intel Corp.                                1.4
  (computer hardware)
-----------------------------------------------
Top Ten                                   20.2%
-----------------------------------------------

--------------------------------------
VOLATILITY MEASURES
                              WILSHIRE
                      FUND        5000
--------------------------------------
R-Squared             1.00        1.00
Beta                  1.00        1.00
--------------------------------------


-----------------------
INVESTMENT FOCUS

STYLE             BLEND
MARKET CAP        LARGE
-----------------------


--------------------------------------------------------
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                                WILSHIRE
                                   FUND             5000
--------------------------------------------------------
Auto & Transportation              2.1%             2.1%
Consumer Discretionary            14.4             14.4
Consumer Staples                   5.8              5.8
Financial Services                20.0             20.0
Health Care                       13.2             13.2
Integrated Oils                    3.5              3.5
Other Energy                       2.6              2.6
Materials & Processing             3.1              3.1
Producer Durables                  3.5              3.5
Technology                        17.7             17.7
Utilities                          8.4              8.4
Other                              5.7              5.7
--------------------------------------------------------
*Annualized.

                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY
  OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

In the performance summaries below, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


GROWTH INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      NOVEMBER 2, 1992-JUNE 30, 2001

              GROWTH INDEX FUND             S&P 500/BARR
                INVESTOR SHARES             GROWTH INDEX

1992                  3.2                       3.5
1993                  1.5                       1.7
1994                  2.9                       3.1
1995                 38.1                      38.1
1996                 23.7                      24.0
1997                 36.3                      36.5
1998                 42.2                      42.2
1999                 28.8                      28.2
2000                -22.2                     -22.1
2001*               -11.1                     -11.0
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 22 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------


VALUE INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      NOVEMBER 2, 1992-JUNE 30, 2001

                   VALUE INDEX FUND        S&P 500/BARRA
                    INVESTOR SHARES          VALUE INDEX

1992                      3.7                    3.8
1993                     18.3                   18.6
1994                     -0.7                   -0.6
1995                     36.9                   37.0
1996                     21.9                   22.0
1997                     29.8                   30.0
1998                     14.6                   14.7
1999                     12.6                   12.7
2000                      6.1                    6.1
2001*                    -2.5                   -2.4
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 24 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------


TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                        APRIL 27, 1992-JUNE 30, 2001

                  TOTAL STOCK MARKET INDEX              WILSHIRE
                      FUND INVESTOR SHARES            5000 INDEX

1992                         10.4                         10.7
1993                         10.6                         11.3
1994                         -0.2                         -0.1
1995                         35.8                         36.4
1996                         21.0                         21.2
1997                         31.0                         31.3
1998                         23.3                         23.4
1999                         23.8                         23.6
2000                        -10.6                        -10.9
2001*                        -5.7                         -5.8
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 25 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
  JUNE 30, 2001 (UNAUDITED)

The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund--is included as an insert to this report. The Growth Index and Value Index Funds' Statements of Net Assets are provided below.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances.
Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
GROWTH INDEX FUND                                   SHARES               (000)
------------------------------------------------------------------------------
COMMON STOCKS (100.0%)(1)
------------------------------------------------------------------------------
  General Electric Co.                     $    18,994,162     $       925,965
* Microsoft Corp.                               10,291,713             751,295
  Pfizer, Inc.                                  12,071,477             483,463
  Wal-Mart Stores, Inc.                          8,549,409             417,211
  Intel Corp.                                   12,859,612             376,144
  International Business
    Machines Corp.                               3,322,305             375,420
  Johnson & Johnson                              5,789,555             289,478
  Merck & Co., Inc.                              4,384,753             280,229
  SBC Communications Inc.                        6,440,300             257,998
* Cisco Systems, Inc.                           13,995,413             254,716
  The Coca-Cola Co.                              4,756,381             214,037
  Philip Morris Cos., Inc.                       4,206,200             213,465
  Home Depot, Inc.                               4,462,435             207,726
* Oracle Corp.                                  10,734,372             203,953
  Tyco International Ltd.                        3,703,199             201,824
  Bristol-Myers Squibb Co.                       3,716,322             194,364
  Fannie Mae                                     1,912,800             162,875
  Eli Lilly & Co.                                2,149,089             159,033
  The Procter & Gamble Co.                       2,476,600             158,007
  American Home
    Products Corp.                               2,513,437             146,885
  Abbott Laboratories                            2,961,780             142,195
* Dell Computer Corp.                            4,973,648             130,061
  PepsiCo, Inc.                                  2,799,320             123,730
* EMC Corp.                                      4,220,001             122,591
* Amgen, Inc.                                    1,994,719             121,039
  Pharmacia Corp.                                2,487,776             114,313
  Medtronic, Inc.                                2,311,747             106,363
  Schering-Plough Corp.                          2,798,400             101,414
  American Express Co.                           2,529,974              98,163
* Sun Microsystems, Inc.                         6,227,600              97,898
  Minnesota Mining &
    Manufacturing Co.                              757,100              86,385
* QUALCOMM, Inc.                                 1,448,040              84,681
* Applied Materials, Inc.                        1,554,800              76,341
  Anheuser-Busch Cos., Inc.                      1,716,274              70,710
  The Bank of New
    York Co., Inc.                               1,406,496              67,512
  Walgreen Co.                                   1,946,352              66,468
  Fifth Third Bancorp                            1,100,500              66,085
  United Technologies Corp.                        900,100              65,941
  Unilever NV ADR                                1,093,000              65,110
  Colgate-Palmolive Co.                          1,072,847              63,287
  Target Corp.                                   1,719,200              59,484
  Automatic Data
    Processing, Inc.                             1,193,624              59,323

------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
GROWTH INDEX FUND                                   SHARES               (000)
------------------------------------------------------------------------------
  Cardinal Health, Inc.                    $       852,507     $        58,823
  Gillette Co.                                   2,016,426              58,456
  Kimberly-Clark Corp.                           1,017,948              56,903
  Electronic Data
    Systems Corp.                                  894,700              55,919
  Baxter International, Inc.                     1,132,700              55,502
  Lowe's Cos., Inc.                                735,400              53,353
  Marsh & McLennan Cos., Inc.                      526,821              53,209
* Veritas Software Corp.                           759,957              50,560
  First Data Corp.                                 749,100              48,130
  The Gap, Inc.                                  1,643,544              47,663
  HCA Inc.                                       1,027,900              46,451
* Sprint PCS                                     1,791,680              43,269
  Mellon Financial Corp.                           912,500              41,975
* Siebel Systems, Inc.                             866,490              40,638
  Charles Schwab Corp.                           2,650,504              40,553
* Kohl's Corp.                                     636,990              39,958
* The Kroger Co.                                 1,550,335              38,758
  UnitedHealth Group Inc.                          606,500              37,451
  Sysco Corp.                                    1,286,085              34,917
  Providian Financial Corp.                        545,855              32,315
  State Street Corp.                               622,238              30,795
  Omnicom Group Inc.                               354,140              30,456
* Analog Devices, Inc.                             688,138              29,762
  Halliburton Co.                                  820,400              29,206
  CVS Corp.                                        752,100              29,031
  Paychex, Inc.                                    714,545              28,582
  Sara Lee Corp.                                 1,504,077              28,487
* Maxim Integrated
    Products, Inc.                                 627,747              27,753
* PeopleSoft, Inc.                                 562,600              27,697
  H.J. Heinz Co.                                   666,710              27,262
  Harley-Davidson, Inc.                            578,305              27,227
  Linear Technology Corp.                          608,315              26,900
  Northern Trust Corp.                             426,100              26,631
* Xilinx, Inc.                                     636,505              26,249
* NEXTEL Communications, Inc.                    1,463,290              25,608
* Best Buy Co., Inc.                               400,800              25,459
  The McGraw-Hill Cos., Inc.                       373,500              24,707
* Concord EFS, Inc.                                461,000              23,977
  Capital One Financial Corp.                      398,943              23,937
* Forest Laboratories, Inc.                        336,990              23,926
  General Mills, Inc.                              544,331              23,831
  The Quaker Oats Co.                              252,691              23,058
  USA Education Inc.                               311,707              22,755
  Kellogg Co.                                      776,382              22,515
* Yahoo!, Inc.                                   1,084,345              21,676
* Calpine Corp.                                    571,700              21,610
  Allergan, Inc.                                   251,720              21,522
  Adobe Systems, Inc.                              457,410              21,498
* Altera Corp.                                     739,755              21,453
* Guidant Corp.                                    587,210              21,140
  Interpublic Group of Cos., Inc.                  716,564              21,031
  Avon Products, Inc.                              453,863              21,005
* KLA-Tencor Corp.                                 354,900              20,751
  Stryker Corp.                                    375,110              20,575
  Wrigley, (Wm.) Jr. Co.                           432,038              20,241
  Campbell Soup Co.                                780,958              20,110
  Pitney Bowes, Inc.                               472,500              19,902
* MedImmune Inc.                                   407,024              19,212
* Comverse Technology, Inc.                        327,268              18,687
* Chiron Corp.                                     363,500              18,538
  Ralston-Ralston Purina Group                     592,634              17,791
* King Pharmaceuticals, Inc.                       327,921              17,626
  Synovus Financial Corp.                          555,300              17,425
* Bed Bath & Beyond, Inc.                          552,101              17,226
  TJX Cos., Inc.                                   536,300              17,092
* Univision Communications Inc.                    398,100              17,031
* Starbucks Corp.                                  727,116              16,724
* Lexmark International, Inc.                      244,755              16,460
  Biomet, Inc.                                     342,279              16,450
  Hershey Foods Corp.                              260,875              16,099
  IMS Health, Inc.                                 562,419              16,029
  Mattel, Inc.                                     824,800              15,605
* Biogen, Inc.                                     283,690              15,421
  The Clorox Co.                                   452,800              15,327
* Fiserv, Inc.                                     237,300              15,182
* Tellabs, Inc.                                    780,853              15,133
  Cintas Corp.                                     323,350              14,955
  Stilwell Financial, Inc.                         418,636              14,049
  New York Times Co. Class A                       304,800              12,802
* Sabre Holdings Corp.                             253,600              12,680
  Scientific-Atlanta, Inc.                         311,500              12,647
  Dollar General Corp.                             632,400              12,332
* Tricon Global Restaurants, Inc.                  280,460              12,312
* Citrix Systems, Inc.                             352,378              12,298
* TMP Worldwide, Inc.                              203,600              12,035
* QLogic Corp.                                     175,850              11,333
  H & R Block, Inc.                                174,800              11,283
  RadioShack Corp.                                 353,945              10,795
  Applera Corp-Applied
    Biosystems Group                               403,055              10,782
  Avery Dennison Corp.                             210,400              10,741
  Tiffany & Co.                                    279,100              10,109
  Moody's Corp.                                    301,275              10,093
  Equifax, Inc.                                    273,295              10,024
  Ecolab, Inc.                                     243,509               9,977
* Convergys Corp.                                  326,210               9,868
* St. Jude Medical, Inc.                           164,000               9,840
  Dow Jones & Co., Inc.                            164,785               9,839
* Mercury Interactive Corp.                        157,960               9,462
  UST, Inc.                                        312,456               9,017
* Network Appliance, Inc.                          624,350               8,554
* Robert Half International, Inc.                  334,790               8,333
  Harcourt General, Inc.                           140,100               8,152
* Avaya Inc.                                       542,900               7,438
* Allied Waste Industries, Inc.                    377,300               7,048
* Parametric Technology Corp.                      502,900               7,036

--------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                    SHARES               (000)
--------------------------------------------------------------------------------
  Winn-Dixie Stores, Inc.                  $       267,400     $         6,987
  Fluor Corp.                                      150,900               6,813
  Millipore Corp.                                  90,040                5,581
  International Flavors &
    Fragrances, Inc.                              182,400                4,584
  Maytag Corp.                                    144,900                4,240
  Deluxe Corp.                                    134,500                3,887
* US Airways Group, Inc.                          128,350                3,119
  Tupperware Corp.                                110,785                2,596
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $9,293,972)                                            $    10,769,009
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 4.63%, 7/12/2001                       $           600     $           599
REPURCHASE AGREEMENT
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
4.07%, 7/2/2001                                        859                 859
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $1,458)                                                $         1,458
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)
  (COST $9,295,430)                                            $    10,770,467
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
  Other Assets--Note B                                                  23,285
  Liabilities                                                          (28,038)
                                                               -----------------
                                                                        (4,753)
                                                               -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                              $    10,765,714
================================================================================
  *See Note A in Notes to Financial Statements.
  *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security has been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.

--------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                $    11,367,700
Overdistributed Net Investment Income                                   (6,291)
Accumulated Net Realized Losses                                     (2,070,651)
Unrealized Appreciation
    (Depreciation)--Note E
  Investment Securities                                              1,475,037
  Futures Contracts                                                        (81)
--------------------------------------------------------------------------------
NET ASSETS                                                     $    10,765,714
================================================================================

Investor Shares--Net Assets
Applicable to 334,182,714 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                  $     9,051,556
================================================================================
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                              $         27.09
================================================================================

Admiral Shares--Net Assets
Applicable to 32,620,183 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                  $       883,568
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                               $         27.09
================================================================================

Institutional Shares--Net Assets
Applicable to 30,662,952 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                  $       830,590
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                         $         27.09
================================================================================

------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
VALUE INDEX FUND                                    SHARES               (000)
------------------------------------------------------------------------------
COMMON STOCKS (99.8%)(1)
------------------------------------------------------------------------------
  Exxon Mobil Corp.                        $     3,276,481     $       286,201
  Citigroup, Inc.                                4,775,871             252,357
* AOL Time Warner Inc.                           4,208,000             223,024
  American International
    Group, Inc.                                  2,213,900             190,395
  Verizon Communications                         2,568,836             137,433
  Royal Dutch
    Petroleum Co. ADR                            2,036,586             118,672
  Bank of America Corp.                          1,522,453              91,393
* Viacom Inc. Class B                            1,690,836              87,501
  J.P. Morgan Chase & Co.                        1,885,532              84,095
  Wells Fargo & Co.                              1,630,042              75,683
  AT&T Corp.                                     3,277,158              72,097
  BellSouth Corp.                                1,780,094              71,684
  Morgan Stanley
    Dean Witter & Co.                            1,056,888              67,884
  The Walt Disney Co.                            1,985,120              57,350
  Chevron Corp.                                    609,350              55,146
  Hewlett-Packard Co.                            1,845,380              52,778
  Texas Instruments, Inc.                        1,648,914              51,941
  Qwest Communications
    International Inc.                           1,577,943              50,289
  E.I. du Pont de Nemours & Co.                    990,524              47,783
  Merrill Lynch & Co., Inc.                        797,226              47,236
  The Boeing Co.                                   828,615              46,071
  Freddie Mac                                      657,816              46,047
  Ford Motor Co.                                 1,737,835              42,664
  U.S. Bancorp                                   1,810,088              41,252
  FleetBoston Financial Corp.                    1,028,752              40,584
  Bank One Corp.                                 1,106,925              39,628
* Comcast Corp. Special Class A                    897,622              38,957
* WorldCom, Inc.-
    WorldCom Group                               2,743,250              38,954
* Clear Channel
    Communications, Inc.                           558,104              34,993
  Texaco Inc.                                      523,330              34,854
  Enron Corp.                                      708,675              34,725
  Motorola, Inc.                                 2,086,119              34,546
  General Motors Corp.                             521,107              33,533
  McDonald's Corp.                               1,228,445              33,242
  First Union Corp.                                932,126              32,568
  Alcoa Inc.                                       819,917              32,305
  Washington Mutual, Inc.                          833,683              31,305
  Allstate Corp.                                   688,164              30,272
  Household International, Inc.                    440,597              29,388
  Schlumberger Ltd.                                544,540              28,670
  Duke Energy Corp.                                733,258              28,604
  Dow Chemical Co.                                 852,596              28,349
  Nortel Networks Corp.                          3,026,687              27,513
  Honeywell International Inc.                     768,705              26,897
  MBNA Corp.                                       809,111              26,660
  El Paso Corp.                                    483,678              25,412
  Compaq Computer Corp.                          1,604,425              24,853
  Emerson Electric Co.                             406,949              24,620
* Micron Technology, Inc.                          566,316              23,276
* Safeway, Inc.                                    480,079              23,044
  Metropolitan Life Insurance Co.                  712,181              22,063
  American General Corp.                           474,140              22,024
* AES Corp.                                        505,461              21,760
  Lucent Technologies, Inc.                      3,235,449              20,060
  Computer Associates
    International, Inc.                            547,447              19,708
  Exelon Corp.                                     304,600              19,531
  Waste Management, Inc.                           594,222              18,314
  Illinois Tool Works, Inc.                        288,715              18,276
  ALLTEL Corp.                                     297,398              18,219
  Lehman Brothers Holdings, Inc.                   234,200              18,209
  PNC Financial Services Group                     274,535              18,062
  Sprint Corp.                                     841,969              17,984
  SunTrust Banks, Inc.                             277,421              17,971
  National City Corp.                              570,689              17,566
* Costco Wholesale Corp.                           427,494              17,561
  Conoco Inc. Class B                              593,533              17,153
  Carnival Corp.                                   555,474              17,053
  Gannett Co., Inc.                                251,347              16,564
  International Paper Co.                          458,859              16,381
  Caterpillar, Inc.                                326,071              16,320
* Tenet Healthcare Corp.                           308,026              15,891
* Cendant Corp.                                    809,216              15,780
  AFLAC, Inc.                                      499,578              15,732
* JDS Uniphase Corp.                             1,250,491              15,631
  The Hartford Financial
    Services Group Inc.                            225,012              15,391
  Lockheed Martin Corp.                            412,647              15,289
  Williams Cos., Inc.                              460,450              15,172
  Southern Co.                                     650,844              15,132
  General Dynamics Corp.                           190,947              14,858
  Corning, Inc.                                    883,700              14,767
  Dynegy, Inc.                                     309,723              14,402
  Wachovia Corp.                                   199,835              14,218
  BB&T Corp.                                       386,888              14,199
  Dominion Resources, Inc.                         235,074              14,135
  American Electric Power Co., Inc.                306,112              14,133
* Agilent Technologies, Inc.                       433,551              14,090
  Phillips Petroleum Co.                           243,025              13,852
  CIGNA Corp.                                      142,300              13,635
  Southwest Airlines Co.                           723,601              13,379
  Sears, Roebuck & Co.                             312,079              13,204
  Union Pacific Corp.                              235,516              12,932
  The Chubb Corp.                                  166,462              12,889
  Anadarko Petroleum Corp.                         238,092              12,864

------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                    SHARES               (000)
------------------------------------------------------------------------------
  Eastman Kodak Co.                        $       275,532     $        12,862
  Alcan Inc.                                       303,110              12,737
  Transocean Sedco Forex Inc.                      302,093              12,461
  Loews Corp.                                      187,200              12,061
  TXU Corp.                                        244,089              11,763
* FedEx Corp.                                      291,761              11,729
  Albertson's, Inc.                                384,780              11,540
  Franklin Resources Corp.                         251,339              11,504
* Solectron Corp.                                  620,671              11,358
  Tribune Co.                                      283,256              11,333
  Weyerhaeuser Co.                                 204,464              11,239
  Burlington Northern
    Santa Fe Corp.                                 372,229              11,230
* Mirant Corp.                                     322,593              11,097
  Marriott International, Inc.
    Class A                                        231,659              10,967
  Masco Corp.                                      436,913              10,905
  NIKE, Inc. Class B                               257,704              10,821
  Baker Hughes, Inc.                               318,899              10,683
* Broadcom Corp.                                   246,900              10,557
  KeyCorp                                          403,380              10,508
  St. Paul Cos., Inc.                              203,758              10,328
  John Hancock Financial
    Services, Inc.                                 256,400              10,323
  ConAgra Foods, Inc.                              510,314              10,109
  FPL Group, Inc.                                  167,118              10,062
  McKesson HBOC, Inc.                              270,647              10,046
  Air Products & Chemicals, Inc.                   216,642               9,911
  Comerica, Inc.                                   169,615               9,770
  May Department Stores Co.                        284,047               9,731
  Golden West Financial Corp.                      150,602               9,675
  Public Service Enterprise
    Group, Inc.                                    197,640               9,665
  Progressive Corp. of Ohio                         70,185               9,488
* Advanced Micro Devices, Inc.                     326,832               9,439
  Occidental Petroleum Corp.                       352,051               9,361
  Xcel Energy, Inc.                                326,136               9,279
  Lincoln National Corp.                           178,453               9,235
  Reliant Energy, Inc.                             282,662               9,105
  Raytheon Co.                                     337,772               8,968
  Progress Energy, Inc.                            195,772               8,794
  Becton, Dickinson & Co.                          244,799               8,761
  Aon Corp.                                        248,816               8,709
  USX-Marathon Group                               293,264               8,654
  Delphi Automotive
    Systems Corp.                                  532,087               8,476
  Deere & Co.                                      223,109               8,445
  PPG Industries, Inc.                             160,046               8,414
  SouthTrust Corp.                                 322,970               8,397
  Entergy Corp.                                    209,689               8,050
  Burlington Resources, Inc.                       200,910               8,026
  Consolidated Edison Inc.                         201,513               8,020
* Federated Department
    Stores, Inc.                                   187,802               7,982
* Intuit, Inc.                                     198,211               7,926
  Unocal Corp.                                     231,262               7,898
  MBIA, Inc.                                       140,828               7,841
  Archer-Daniels-Midland Co.                       600,535               7,807
* Apple Computer, Inc.                             331,619               7,710
* Novellus Systems, Inc.                           135,316               7,685
  PPL Corp.                                        138,505               7,618
  Danaher Corp.                                    135,381               7,581
  Norfolk Southern Corp.                           365,449               7,565
  MGIC Investment Corp.                            101,733               7,390
  Textron, Inc.                                    133,924               7,371
  UnumProvident Corp.                              229,312               7,365
  CSX Corp.                                        202,772               7,348
* Global Crossing Ltd.                             842,119               7,276
  DTE Energy Co.                                   156,547               7,270
  Dover Corp.                                      193,085               7,270
  Georgia Pacific Group                            214,670               7,267
  Praxair, Inc.                                    152,558               7,170
* Sanmina Corp.                                    303,500               7,105
  Starwood Hotels & Resorts
    Worldwide, Inc.                                188,858               7,041
  Jefferson-Pilot Corp.                            144,597               6,987
* Staples, Inc.                                    432,927               6,922
  Regions Financial Corp.                          216,150               6,917
  Rohm & Haas Co.                                  209,256               6,885
  FirstEnergy Corp.                                212,784               6,843
  Amerada Hess Corp.                                84,593               6,835
  Molex, Inc.                                      185,342               6,771
  The Limited, Inc.                                404,511               6,683
  Constellation Energy Group                       155,339               6,617
  Rockwell International Corp.                     173,493               6,614
  J.C. Penney Co., Inc.                            249,550               6,578
  Coca-Cola Enterprises, Inc.                      398,674               6,518
  AmSouth Bancorp                                  351,416               6,498
  Northrop Grumman Corp.                            81,082               6,495
* Boston Scientific Corp.                          381,395               6,484
  Tosco Corp.                                      146,451               6,451
  Devon Energy Corp.                               122,837               6,449
* LSI Logic Corp.                                  342,816               6,445
  Newell Rubbermaid, Inc.                          252,943               6,349
  Xerox Corp.                                      658,552               6,302
  Charter One Financial                            196,137               6,257
  Ingersoll-Rand Co.                               151,745               6,252
* Watson Pharmaceuticals, Inc.                     100,452               6,192
  Apache Corp.                                     118,983               6,038
  Cincinnati Financial Corp.                       152,460               6,022
  Johnson Controls, Inc.                            82,392               5,971
  Kerr-McGee Corp.                                  89,898               5,958

------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
VALUE INDEX FUND                                    SHARES               (000)
------------------------------------------------------------------------------
* HEALTHSOUTH Corp.                        $       369,602     $         5,903
  Bear Stearns Co., Inc.                            99,644               5,876
  AMBAC Financial Group Inc.                       100,387               5,843
  Allegheny Energy, Inc.                           118,305               5,708
  Barrick Gold Corp.                               375,677               5,691
  Union Planters Corp.                             130,015               5,669
* Wellpoint Health
    Networks Inc. Class A                           60,105               5,664
* Jabil Circuit, Inc.                              181,400               5,598
  Fortune Brands, Inc.                             145,022               5,563
  Ameren Corp.                                     130,214               5,560
* Computer Sciences Corp.                          159,935               5,534
* Teradyne, Inc.                                   165,405               5,475
  The Pepsi Bottling Group, Inc.                   136,400               5,470
  Kinder Morgan, Inc.                              108,584               5,456
  NiSource, Inc.                                   195,947               5,355
  Sempra Energy                                    195,362               5,341
* Kmart Corp.                                      464,756               5,331
  Cinergy Corp.                                    150,833               5,272
* AMR Corp.                                        145,829               5,269
* BMC Software, Inc.                               231,468               5,217
* Nabors Industries, Inc.                          139,316               5,183
  Vulcan Materials Co.                              96,139               5,167
  Countrywide Credit
    Industries, Inc.                               112,591               5,166
  Willamette Industries, Inc.                      104,030               5,149
  Delta Air Lines, Inc.                            116,699               5,144
  Genuine Parts Co.                                163,162               5,140
* Gateway, Inc.                                    306,366               5,040
* Applied Micro Circuits Corp.                     285,700               4,914
* ADC Telecommunications, Inc.                     741,391               4,893
* Compuware Corp.                                  348,835               4,880
  TRW, Inc.                                        118,441               4,856
* National Semiconductor Corp.                     164,461               4,789
  Torchmark Corp.                                  118,977               4,784
  Symbol Technologies, Inc.                        214,900               4,771
  KeySpan Corp.                                    130,277               4,753
  Parker Hannifin Corp.                            110,789               4,702
* Toys R Us, Inc.                                  187,408               4,638
  Eaton Corp.                                       65,506               4,592
* Unisys Corp.                                     300,203               4,416
* Conseco Inc.                                     320,396               4,373
  T. Rowe Price Group Inc.                         116,704               4,364
* NCR Corp.                                         91,753               4,312
  The Goodyear Tire & Rubber Co.                   150,610               4,217
  Zions Bancorp                                     70,842               4,180
* Noble Drilling Corp.                             127,212               4,166
  Brown-Forman Corp. Class B                        64,955               4,153
  Knight Ridder                                     69,401               4,115
  PG&E Corp.                                       367,123               4,112
  Leggett & Platt, Inc.                            186,136               4,101
* Cabletron Systems, Inc.                          178,977               4,090
  Hilton Hotels Corp.                              349,615               4,056
  CenturyTel, Inc.                                 133,727               4,052
* AutoZone Inc.                                    106,197               3,982
  GPU, Inc.                                        113,292               3,982
  Whirlpool Corp.                                   63,313               3,957
* Harrah's Entertainment, Inc.                     111,193               3,925
  EOG Resources, Inc.                              109,975               3,910
  Huntington Bancshares Inc.                       237,910               3,890
  VF Corp.                                         106,185               3,863
  Pinnacle West Capital Corp.                       80,371               3,810
* Thermo Electron Corp.                            171,858               3,784
  PACCAR, Inc.                                      72,810               3,744
  Goodrich Corp.                                    97,937               3,720
  W.W. Grainger, Inc.                               90,057               3,707
  ITT Industries, Inc.                              83,341               3,688
* Vitesse Semiconductor Corp.                      173,700               3,655
  Nucor Corp.                                       73,585               3,598
  SAFECO Corp.                                     121,068               3,571
  Circuit City Stores, Inc.                        197,174               3,549
  Cooper Industries, Inc.                           88,758               3,514
* Aetna Inc.                                       135,002               3,492
  CMS Energy Corp.                                 125,110               3,484
  Eastman Chemical Co.                              73,018               3,478
  Newmont Mining Corp.                             185,346               3,449
  Edison International                             308,871               3,444
  The Stanley Works                                 81,177               3,399
  R.R. Donnelley & Sons Co.                        111,294               3,305
  Sherwin-Williams Co.                             148,514               3,297
  Dana Corp.                                       140,237               3,273
* Palm, Inc.                                       537,400               3,262
* Citizens Communications Co.                      270,400               3,253
  Engelhard Corp.                                  123,876               3,195
  Darden Restaurants Inc.                          111,866               3,121
  Phelps Dodge Corp.                                74,609               3,096
* Manor Care, Inc.                                  97,506               3,096
  Placer Dome, Inc.                                310,492               3,043
  Black & Decker Corp.                              76,990               3,038
* Inco Ltd.                                        172,294               2,974
* Sealed Air Corp.                                  79,300               2,954
* Office Depot, Inc.                               281,904               2,926
* American Power
    Conversion Corp.                               184,800               2,911
  Sunoco, Inc.                                      79,458               2,911
* Quintiles Transnational Corp.                    110,449               2,789
  Sigma-Aldrich Corp.                               71,955               2,779
  Wendy's International, Inc.                      107,653               2,749
  Pall Corp.                                       116,324               2,737
  C.R. Bard, Inc.                                   47,995               2,733
* Niagara Mohawk Holdings Inc.                     151,827               2,686
  Ashland, Inc.                                     66,101               2,651
  PerkinElmer, Inc.                                 95,600               2,632
  The Mead Corp.                                    93,842               2,547

--------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                    SHARES               (000)
--------------------------------------------------------------------------------
  Liz Claiborne, Inc.                      $        50,023     $         2,524
  Temple-Inland Inc.                                46,710               2,489
* Tektronix, Inc.                                   88,821               2,411
  Hasbro, Inc.                                     163,331               2,360
  Nordstrom, Inc.                                  126,711               2,350
  Westvaco Corp.                                    95,449               2,318
  Centex Corp.                                      56,171               2,289
  Visteon Corp.                                    123,900               2,277
  Alberto-Culver Co. Class B                        53,577               2,252
  SuperValu Inc.                                   125,362               2,200
* Conexant Systems, Inc.                           233,800               2,092
* FMC Corp.                                         29,446               2,019
* Pactiv Corp.                                     150,269               2,014
  Bemis Co., Inc.                                   49,996               2,008
  Brunswick Corp.                                   82,915               1,992
* Rowan Cos., Inc.                                  89,326               1,974
  Homestake Mining Co.                             249,268               1,932
  Autodesk, Inc.                                   51,392                1,917
  Boise Cascade Corp.                              54,359                1,912
  Bausch & Lomb, Inc.                              51,097                1,852
  Adolph Coors Co. Class B                         35,272                1,770
* Reebok International Ltd.                        55,376                1,769
  Crane Co.                                        56,458                1,750
* Novell, Inc.                                     300,354               1,709
  Pulte Homes, Inc.                                 39,836               1,698
  USX-U.S. Steel Group                              84,034               1,693
  Meredith Corp.                                    47,007               1,683
  NICOR, Inc.                                       42,963               1,675
* Navistar International Corp.                      56,808               1,598
* Humana, Inc.                                     160,762               1,583
  Cummins Inc.                                      39,413               1,525
* Big Lots Inc.                                    108,466               1,484
  Great Lakes Chemical Corp.                        48,083               1,483
* Freeport-McMoRan
    Copper & Gold Inc. Class B                     132,200               1,461
* Andrew Corp.                                      76,983               1,420
  Allegheny Technologies Inc.                       75,831               1,372
  Peoples Energy Corp.                              33,433               1,344
  Snap-On Inc.                                      55,300               1,336
* BroadVision, Inc.                                259,741               1,299
  KB Home                                           41,868               1,263
* Power-One, Inc.                                   75,200               1,251
  Ball Corp.                                        26,273               1,250
  Dillard's Inc.                                    81,129               1,239
  Thomas & Betts Corp.                              55,748               1,230
  Louisiana-Pacific Corp.                          100,003               1,173
  Hercules, Inc.                                   103,479               1,169
* Sapient Corp.                                    117,900               1,150
  Ryder System, Inc.                                57,818               1,133
  ONEOK, Inc.                                       56,986               1,123
  Worthington Industries, Inc.                      81,536               1,109
  Cooper Tire & Rubber Co.                          69,222                 983
  The Timken Co.                                    57,314                 971
  Potlatch Corp.                                    27,050                 931
  National Service Industries, Inc.                 39,281                 887
* McDermott International, Inc.                     58,596                 683
  American Greetings Corp. Class A                  60,861                 669
* Worldcom, Inc.-MCI Group                          15,790                 254
* Freeport-McMoRan
    Copper & Gold, Inc. Class A                      4,000                  40
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $4,965,986)                                          $     5,126,455
--------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.1%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 4.63%, 7/12/2001 $ 500 499
REPURCHASE AGREEMENT
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
4.07%, 7/2/2001 1,893 1,893
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $2,392) 2,392
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
    (COST $4,968,378) 5,128,847
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B 27,713
Liabilities (21,440)
                                                               -----------------
                                                               $         6,273
                                                               -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                              $     5,135,120
================================================================================
  *See Note A in Notes to Financial Statements.
  *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security  has  been  segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.

                                                                        AMOUNT
VALUE INDEX FUND                                                         (000)
------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------
Paid-in Capital                                                $    4,879,907
Undistributed Net Investment Income                                        40
Accumulated Net Realized Gains                                         94,814
Unrealized Appreciation (Depreciation)--Note E
Investment Securities                                                 160,469
Futures Contracts                                                        (110)
------------------------------------------------------------------------------
NET ASSETS                                                     $    5,135,120
==============================================================================

Investor Shares--Net Assets
Applicable to 163,660,011 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                    $    3,475,402
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                              $        21.24
==============================================================================

Admiral Shares--Net Assets
Applicable to 25,198,640 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                    $      535,119
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                               $        21.24
==============================================================================

Institutional Shares--Net Assets
Applicable to 52,956,379 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                    $    1,124,599
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                         $        21.24
==============================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

--------------------------------------------------------------------------------
                                       GROWTH          VALUE        TOTAL STOCK
                                        INDEX          INDEX       MARKET INDEX
                                         FUND           FUND               FUND
                                      ------------------------------------------
                                           SIX MONTHS ENDED JUNE 30, 2001
                                      ------------------------------------------
                                        (000)          (000)              (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                       $    39,770     $   41,685     $      130,923
  Interest                                 89            349              8,205
  Security Lending                         --             10              2,860
--------------------------------------------------------------------------------
    Total Income                  $    39,859     $   42,044     $      141,988
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services             79             24                 80
  Management and Administrative
    --Investor Shares                   9,003          3,390             14,257
  Management and Administrative
    --Admiral Shares                      641            313              2,014
  Management and Administrative
    --Institutional Shares                326            430              1,335
  Management and Administrative
    --VIPER Shares                         --             --                  8
  Marketing and Distribution
    --Investor Shares                     995            288              1,435
  Marketing and Distribution
    --Admiral Shares                       28             14                 96
  Marketing and Distribution
    --Institutional Shares                 82             98                397
  Marketing and Distribution
    --VIPER Shares                         --             --                 --
Custodian Fees                             54            106                128
Auditing Fees                               6             6                   6
Shareholders' Reports
  --Investor Shares                       176             29                159
Shareholders' Reports
  --Admiral Shares                         --             --                 --
Shareholders' Reports
  --Institutional Shares                    8              6                 34
Shareholders' Reports
  --VIPER Shares                           --             --                 --
Annual Meeting and Proxy Costs
  --Investor Shares                      305              --                 --
Annual Meeting and Proxy Costs
  --Admiral Shares                          1             --                 --
Annual Meeting and Proxy Costs
  --Institutional Shares                   --             --                 --
Annual Meeting and Proxy Costs
  --VIPER Shares                           --             --                 --
Trustees' Fees and Expenses                12              4                 21
--------------------------------------------------------------------------------
    Total Expenses                $    11,716     $    4,708     $       19,970
    Expenses Paid Indirectly
     --Note C                              --             --                (48)
--------------------------------------------------------------------------------
    Net Expenses                       11,716          4,708             19,922
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                  28,143         37,336            122,066
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold         (516,040)       102,027            349,792
  Futures Contracts                      (995)           129            (28,481)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)             (517,035)       102,156            321,311
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)
  Investment Securities              (922,468)      (265,818)        (1,764,079)
  Futures Contracts                       387           (208)             7,833
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                   (922,081)      (266,026)        (1,756,246)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
    OPERATIONS                    $(1,410,973)    $ (126,534)    $   (1,312,869)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-----------------------------------------------------------------------------------------------------------------------
                                                        GROWTH INDEX FUND                       VALUE INDEX FUND
                                    -----------------------------------------------------------------------------------
                                            SIX MONTHS                      YEAR         SIX MONTHS                YEAR
                                                 ENDED                     ENDED              ENDED               ENDED
                                         JUNE 30, 2001             DEC. 31, 2000      JUNE 30, 2001       DEC. 31, 2000
                                                 (000)                     (000)              (000)               (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                   $      28,143             $      53,630      $      37,336       $      67,210
Realized Net Gain (Loss)                     (517,035)               (1,312,056)           102,156             344,770
Change in Unrealized Appreciation
  (Depreciation)                             (922,081)               (2,436,845)          (266,026)           (151,438)
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations              (1,410,973)               (3,695,271)          (126,534)            260,542
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                           (23,826)                  (49,099)           (23,910)            (54,134)
    Admiral Shares                             (2,349)                     (855)            (3,236)               (965)
    Institutional Shares                       (2,607)                   (3,464)            (8,412)            (12,916)
  Realized Capital Gain
    Investor Shares                                 --                        --          (133,790)           (144,154)
    Admiral Shares                                  --                        --           (15,331)             (5,500)
    Institutional Shares                            --                        --           (43,995)            (33,315)
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                         (28,782)                  (53,418)          (228,674)           (250,984)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                            (871,198)                 (601,194)           265,568              72,649
  Admiral Shares                              268,432                   772,109            317,878             246,570
  Institutional Shares                        (11,132)                  712,591            126,953             613,588
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions             (613,898)                  883,506            710,399             932,807
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                (2,053,653)               (2,865,183)           355,191             942,365
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                   $  12,819,367             $  15,684,550      $   4,779,929       $   3,837,564
-----------------------------------------------------------------------------------------------------------------------
  End of Period                         $  10,765,714             $  12,819,367      $   5,135,120       $   4,779,929
=======================================================================================================================

--------------------------------------------------------------------------------
                                                         TOTAL STOCK MARKET
                                                           INDEX FUND
                                               ---------------------------------
                                                 SIX MONTHS               YEAR
                                                      ENDED              ENDED
                                              JUNE 30, 2001      DEC. 31, 2000
                                                      (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                        $     122,066     $      250,777
 Realized Net Gain (Loss)                           321,311            467,585
 Change in Unrealized Appreciation
   (Depreciation)                                (1,756,246)        (3,341,210)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                    (1,312,869)        (2,622,848)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
   Investor Shares                                  (75,856)          (196,982)
   Admiral Shares                                   (15,665)            (6,794)
   Institutional Shares                             (24,369)           (51,409)
   VIPER Shares                                        (158)                --
 Realized Capital Gain
Investor Shares                                          --            (79,372)
   Admiral Shares                                        --             (5,490)
   Institutional Shares                                  --            (19,854)
   VIPER Shares                                          --                 --
--------------------------------------------------------------------------------
   Total Distributions                             (116,048)          (359,901)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
 Investor Shares                                    123,679          1,086,909
 Admiral Shares                                   1,504,387          2,160,454
 Institutional Shares                               530,613            827,855
 VIPER Shares                                        77,343                 --
--------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                    2,236,022          4,075,218
--------------------------------------------------------------------------------
 Total Increase (Decrease)                          807,105          1,092,469
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                             23,232,061         22,139,592
--------------------------------------------------------------------------------
 End of Period                                $  24,039,166     $   23,232,061
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------------------------------------------------
                                                                  GROWTH INDEX FUND INVESTOR SHARES
                                                                       YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING               SIX MONTHS ENDED -------------------------------------------------------------------
THROUGHOUT EACH PERIOD                   JUNE 30, 2001        2000          1999           1998          1997        1996
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    30.57   $   39.43   $     31.67    $     22.53   $     16.90  $    13.97
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            .069        .126          .207           .230           .23         .22
 Net Realized and Unrealized Gain (Loss)
   on Investments                               (3.479)     (8.861)        8.821          9.244          5.88        3.07
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (3.410)     (8.735)        9.028          9.474          6.11        3.29
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            (.070)      (.125)        (.228)         (.219)         (.23)       (.22)
 Distributions from Realized Capital Gains          --          --        (1.040)         (.115)         (.25)       (.14)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                           (.070)      (.125)       (1.268)         (.334)         (.48)       (.36)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    27.09   $   30.57   $     39.43    $     31.67   $     22.53  $    16.90
==========================================================================================================================

TOTAL RETURN*                                  -11.14%     -22.21%        28.76%         42.21%        36.34%       23.74%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $    9,052   $  11,162   $    15,232    $     6,644   $     2,365  $      787
 Ratio of Total Expenses to
   Average Net Assets                          0.22%**       0.22%         0.22%          0.22%         0.20%        0.20%
 Ratio of Net Investment Income to
   Average Net Assets                          0.49%**       0.33%         0.64%          0.92%         1.19%        1.57%
 Portfolio Turnover Rate                         38%**         33%           33%            29%           26%          29%
==========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on alances under $10,000.
**Annualized.

------------------------------------------------------------------------------------------------------
                                                                    GROWTH INDEX FUND ADMIRAL SHARES

                                                                   SIX MONTHS ENDED        NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        JUNE 30, 2001      DEC. 31, 2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $       30.57    $        33.12
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                        .075              .024
  Net Realized and Unrealized Gain (Loss) on Investments                     (3.479)           (2.536)
------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         (3.404)           (2.512)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                        (.076)            (.038)
  Distributions from Realized Capital Gains                                      --                --
------------------------------------------------------------------------------------------------------
    Total Distributions                                                       (.076)            (.038)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $       27.09    $        30.57
======================================================================================================

TOTAL RETURN                                                                -11.12%             -7.59%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                $         884    $          709
  Ratio of Total Expenses to Average Net Assets                             0.17%**            0.17%**
  Ratio of Net Investment Income to Average Net Assets                      0.54%**            0.56%**
  Portfolio Turnover Rate                                                     38%**                33%
======================================================================================================
 *Inception.
**Annualized.


--------------------------------------------------------------------------------------------------------------------
                                                                          GROWTH INDEX FUND INSTITUTIONAL SHARES
                                                                                YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS ENDED -------------------------------  MAY 14* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             JUNE 30, 2001        2000        1999       DEC. 31, 1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   30.57      $    39.44    $  31.67           $  26.49
INVESTMENT OPERATIONS
  Net Investment Income                                         .085            .156        .249               .167
  Net Realized and Unrealized Gain (Loss) on Investments      (3.479)         (8.861)      8.821              5.315
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          (3.394)         (8.705)      9.070              5.482
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                         (.086)          (.165)      (.260)             (.187)
  Distributions from Realized Capital Gains                       --              --      (1.040)             (.115)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (.086)          (.165)     (1.300)             (.302)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $   27.09      $    30.57    $  39.44           $  31.67
====================================================================================================================

TOTAL RETURN                                                 -11.09%         -22.14%      28.91%              20.79%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $     831      $      948    $    452           $    224
  Ratio of Total Expenses to Average Net Assets              0.10%**           0.12%       0.12%             0.12%**
  Ratio of Net Investment Income to Average Net Assets       0.61%**           0.44%       0.74%             0.97%**
  Portfolio Turnover Rate                                      38%**             33%         33%                 29%
====================================================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                     VALUE INDEX FUND INVESTOR SHARES
                                                                           YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING               SIX MONTHS ENDED -------------------------------------------------------------------
THROUGHOUT EACH PERIOD                   JUNE 30, 2001        2000          1999           1998          1997         1996
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    22.87   $   22.89   $     22.51    $     20.85   $     17.02  $    14.79
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                           .160        .355          .355           .366           .38         .37
  Net Realized and Unrealized Gain (Loss)
    on Investments                               (.770)       .963         2.342          2.647          4.57        2.81
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             (.610)      1.318         2.697          3.013          4.95        3.18
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income           (.150)      (.358)        (.362)         (.363)         (.37)       (.38)
  Distributions from Realized Capital Gains      (.870)      (.980)       (1.955)         (.990)         (.75)       (.57)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (1.020)     (1.338)       (2.317)        (1.353)        (1.12)       (.95)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    21.24   $   22.87   $     22.89    $     22.51   $     20.85  $    17.02
==========================================================================================================================

TOTAL RETURN*                                   -2.46%       6.08%        12.57%         14.64%        29.77%      21.86%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)      $    3,475   $   3,450   $     3,378    $     2,421   $     1,796  $    1,016
  Ratio of Total Expenses to
    Average Net Assets                         0.22%**       0.22%         0.22%          0.22%         0.20%        0.20%
  Ratio of Net Investment Income to
    Average Net Assets                         1.47%**       1.60%         1.59%          1.72%         2.05%        2.54%
  Portfolio Turnover Rate                        41%**         37%           41%            33%           25%          29%
==========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.


------------------------------------------------------------------------------------------------------
                                                                    VALUE INDEX FUND ADMIRAL SHARES
                                                                   SIX MONTHS ENDED        NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        JUNE 30, 2001      DEC. 31, 2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $       22.87    $        22.86
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                        .165              .045
  Net Realized and Unrealized Gain (Loss) on Investments                      (.770)             .635
------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                          (.605)             .680
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                        (.155)            (.100)
  Distributions from Realized Capital Gains                                   (.870)            (.570)
------------------------------------------------------------------------------------------------------
    Total Distributions                                                      (1.025)            (.670)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $       21.24    $        22.87
======================================================================================================

TOTAL RETURN                                                                 -2.43%              3.13%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                $         535    $          248
  Ratio of Total Expenses to Average Net Assets                             0.17%**            0.17%**
  Ratio of Net Investment Income to Average Net Assets                      1.52%**            0.19%**
  Portfolio Turnover Rate                                                     41%**                37%
======================================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------------------------
                                                                          VALUE INDEX FUND INSTITUTIONAL SHARES
                                                                                YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS ENDED -------------------------------- JULY 2* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             JUNE 30, 2001        2000        1999       DEC. 31, 1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   22.87      $    22.89    $  22.51           $  23.22
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                         .173            .377        .377               .196
  Net Realized and Unrealized Gain (Loss) on Investments       (.770)           .963       2.342              (.060)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           (.597)          1.340       2.719               .136
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                         (.163)          (.380)      (.384)             (.236)
  Distributions from Realized Capital Gains                    (.870)          (.980)     (1.955)             (.610)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (1.033)         (1.360)     (2.339)             (.846)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $   21.24      $    22.87    $  22.89           $  22.51
====================================================================================================================

TOTAL RETURN                                                  -2.40%           6.19%      12.67%               0.69%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $   1,125      $    1,082    $    460           $    186
  Ratio of Total Expenses to Average Net Assets              0.10%**           0.12%       0.12%             0.12%**
  Ratio of Net Investment Income to Average Net Assets       1.59%**           1.70%       1.68%             1.90%**
  Portfolio Turnover Rate                                      41%**             37%         41%                 33%
====================================================================================================================
 *Inception.
**Annualized.


--------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
                                                                                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING               SIX MONTHS ENDED -------------------------------------------------------------------
THROUGHOUT EACH PERIOD                   JUNE 30, 2001        2000          1999           1998          1997         1996
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    29.26   $   33.22   $     27.42    $     22.64   $     17.77  $    15.04
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                           .142        .331          .317           .336          .319         .29
  Net Realized and Unrealized Gain (Loss)
    on Investments                              (1.820)     (3.815)        6.133          4.898         5.143        2.84
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations            (1.678)     (3.484)        6.450          5.234         5.462        3.13
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income           (.132)      (.336)        (.330)         (.329)        (.322)       (.29)
  Distributions from Realized Capital Gains         --       (.140)        (.320)         (.125)        (.270)       (.11)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                          (.132)      (.476)        (.650)         (.454)        (.592)       (.40)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    27.45   $   29.26   $     33.22    $     27.42   $     22.64  $     17.77
==========================================================================================================================

TOTAL RETURN*                                   -5.71%     -10.57%        23.81%         23.26%        30.99%       20.96%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)      $   15,969   $  16,856   $    18,133    $     9,308   $     5,092  $    3,531
  Ratio of Total Expenses to
    Average Net Assets                         0.20%**       0.20%         0.20%          0.20%         0.20%        0.22%
  Ratio of Net Investment Income to
    Average Net Assets                         1.02%**       1.04%         1.15%          1.44%         1.65%        1.86%
  Portfolio Turnover Rate                        8%**+          7%            3%             3%            2%           3%
==========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
 +The portfolio turnover rate excluding in-kind redemptions was 1%.

------------------------------------------------------------------------------------------------------
                                                          TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
                                                                   SIX MONTHS ENDED        NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        JUNE 30, 2001      DEC. 31, 2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $       29.26       $     30.22
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                        .148              .049
  Net Realized and Unrealized Gain (Loss) on Investments                     (1.820)            (.830)
------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         (1.672)            (.781)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                        (.138)            (.099)
  Distributions from Realized Capital Gains                                      --             (.080)
------------------------------------------------------------------------------------------------------
    Total Distributions                                                       (.138)            (.179)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $       27.45    $        29.26
======================================================================================================

TOTAL RETURN                                                                 -5.69%             -2.55%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                  $       3,451    $        2,104
Ratio of Total Expenses to Average Net Assets                               0.15%**            0.15%**
Ratio of Net Investment Income to Average Net Assets                        1.06%**            1.23%**
Portfolio Turnover Rate                                                       8%**+                 7%
======================================================================================================
*Inception.
**Annualized.
+The portfolio turnover rate excluding in-kind redemptions was 1%.


-------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                            YEAR ENDED DECEMBER 31,
                                                    SIX MONTHS ENDED ----------------------------------------- JULY 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         JUNE 30, 2001       2000       1999       1998       DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     29.27   $  33.22   $  27.42  $   22.64         $    21.27
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                         .149       .371       .344       .359               .172
  Net Realized and Unrealized Gain (Loss)
    on Investments                                            (1.820)    (3.815)     6.133      4.898              1.642
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          (1.671)    (3.444)     6.477      5.257              1.814
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                         (.149)     (.366)     (.357)     (.352)             (.214)
  Distributions from Realized Capital Gains                       --      (.140)     (.320)     (.125)             (.230)
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (.149)     (.506)     (.677)     (.477)             (.444)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $     27.45   $  29.27   $  33.22  $   27.42         $    22.64
=========================================================================================================================

TOTAL RETURN                                                  -5.68%    -10.46%     23.93%     23.37%               8.60%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $     4,544   $  4,272   $  4,006  $   2,445         $    1,504
  Ratio of Total Expenses to
    Average Net Assets                                       0.08%**      0.10%      0.10%      0.10%             0.10%**
  Ratio of Net Investment Income to
    Average Net Assets                                       1.14%**      1.14%      1.26%      1.53%             1.70%**
  Portfolio Turnover Rate                                      8%**+         7%         3%         3%                  2%
=========================================================================================================================
 *Inception.
**Annualized.
 +The portfolio turnover rate excluding in-kind redemptions was 1%.

----------------------------------------------------------------------------------------------------------
                                                                TOTAL STOCK MARKET INDEX FUND VIPER SHARES
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                     MAY 24* TO JUNE 30, 2001
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $          118.46
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                                              .080
  Net Realized and Unrealized Gain (Loss) on Investments                                           (5.460)
----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                               (5.380)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                              (.280)
  Distributions from Realized Capital Gains                                                             --
----------------------------------------------------------------------------------------------------------
    Total Distributions                                                                             (.280)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $          112.80
==========================================================================================================

TOTAL RETURN                                                                                        -4.54%
==========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                  $              75
  Ratio of Total Expenses to Average Net Assets                                                    0.15%**
  Ratio of Net Investment Income to Average Net Assets                                             0.71%**
  Portfolio Turnover Rate                                                                            8%**+
==========================================================================================================
 *Inception.
**Annualized.
 +The portfolio turnover rate excluding in-kind redemptions was 1%.



NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Growth Index and Value Index Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Total Stock Market Index Fund offers four classes of shares:
Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Admiral Shares and VIPER Shares were first issued on November 13, 2000, and May 24, 2001, respectively. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange, and began trading on May 31, 2001; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts based upon the following indexes are used: S&P 500/BARRA Growth Index (Growth Index Fund), S&P 500/BARRA Value Index (Value Index Fund), S&P 500 Index (Total Stock Market Index Fund), S&P MidCap 400 Index (Total Stock Market Index Fund), and Russell 2000 Index (Total Stock Market Index Fund).

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting, and proxy costs. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

     B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                CAPITAL CONTRIBUTION        PERCENTAGE            PERCENTAGE OF
                         TO VANGUARD           OF FUND               VANGUARD'S
INDEX FUND                     (000)        NET ASSETS           CAPITALIZATION
--------------------------------------------------------------------------------
Growth                      $  2,042             0.02%                      2.0%
Value                            979             0.02                       1.0
Total Stock Market             4,481             0.02                       4.5
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2001, custodian fee offset arrangements reduced expenses of the Total Stock Market Index Fund by $48,000.

D. During the six months ended June 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

-------------------------------------------------------
                                       (000)
                         ------------------------------

INDEX FUND                 PURCHASES             SALES
-------------------------------------------------------
Growth                   $ 2,183,376         $2,810,474
Value                      1,533,907          1,016,090
Total Stock Market         3,717,255            895,520
-------------------------------------------------------

     During the six months ended June 30, 2001, the Total Stock Market Index Fund realized $420,970,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2000, the Growth Index Fund had available realized losses of $1,546,915,000 to offset future net capital gains of $358,871,000 through December 31, 2008, and $1,188,044,000 through December 31, 2009.

E. At June 30, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

---------------------------------------------------------------------------
                                                (000)
---------------------------------------------------------------------------
                        APPRECIATED        DEPRECIATED      NET UNREALIZED
INDEX FUND               SECURITIES         SECURITIES        APPRECIATION
---------------------------------------------------------------------------
Growth                   $ 2,177,078        $ (702,041)         $1,475,037
Value                        716,371          (555,902)            160,469
Total Stock Market         4,926,485        (3,007,366)          1,919,119
---------------------------------------------------------------------------

At June 30, 2001,  the  aggregate  settlement  value of open  futures  contracts
expiring   in   September   2001  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                     (000)
                                ------------------------------------------------
                                                  AGGREGATE          UNREALIZED
                                    NUMBER OF    SETTLEMENT        APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS         VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Growth/
  S&P 500/BARRA Growth Index            23        $  3,525               $  (81)
Value/
  S&P 500/BARRA Value Index             40           6,187                 (110)
Total Stock Market/
  S&P 500 Index                         44          11,495                  (48)
  S&P MidCap 400 Index                 232          71,439                 (304)
  Russell 2000 Index                    35           9,023                  123
--------------------------------------------------------------------------------


F. The market value of Total Stock Market Index Fund securities on loan to broker/dealers at June 30, 2001, was $139,200,000, for which the fund held cash collateral of $165,713,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                         JUNE 30, 2001                       DECEMBER 31, 2000
                                              ---------------------------------      --------------------------------
                                                AMOUNT                SHARES             AMOUNT                SHARES
                                                 (000)                 (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------
GROWTH INDEX FUND
Investor Shares
  Issued                                    $  759,375                27,240       $  4,456,526              117,226
  Issued in Lieu of Cash Distributions          21,046                   815             43,793                1,175
  Redeemed                                  (1,651,619)              (59,000)        (5,101,513)            (139,573)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Investor Shares                         (871,198)              (30,945)          (601,194)             (21,172)
                                            -------------------------------------------------------------------------
Admiral Shares
  Issued                                       372,760                13,176            787,118               23,688
  Issued in Lieu of Cash Distributions           1,972                    76                727                   24
  Redeemed                                    (106,300)               (3,836)           (15,736)                (508)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Admiral Shares                           268,432                 9,416            772,109               23,204
                                            -------------------------------------------------------------------------
Institutional Shares
  Issued                                       140,565                 5,052            893,409               24,464
  Issued in Lieu of Cash Distributions           2,530                    98              3,314                   93
  Redeemed                                    (154,227)               (5,488)          (184,132)              (5,018)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Institutional Shares                     (11,132)                 (338)           712,591               19,539
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                         JUNE 30, 2001                      DECEMBER 31, 2000
                                              ---------------------------------      --------------------------------
                                                AMOUNT                SHARES             AMOUNT                SHARES
                                                 (000)                 (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------
VALUE INDEX FUND
  Investor Shares
  Issued                                    $  642,295                29,405       $  1,124,488                50,383
  Issued in Lieu of Cash Distributions         145,362                 7,141            180,609                 8,183
  Redeemed                                    (522,089)              (23,727)        (1,232,448)             (55,295)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Investor Shares                          265,568                12,819             72,649               (3,271)
                                            -------------------------------------------------------------------------
Admiral Shares
  Issued                                       332,172                14,942            243,198               10,696
  Issued in Lieu of Cash Distributions          16,032                   787              5,623                  259
  Redeemed                                     (30,326)               (1,385)            (2,251)                 (99)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Admiral Shares                           317,878                14,344            246,570               10,856
                                            -------------------------------------------------------------------------
Institutional Shares
  Issued                                       191,153                 8,419            799,812               35,445
  Issued in Lieu of Cash Distributions          48,632                 2,389             42,414                1,932
  Redeemed                                    (112,832)               (5,150)          (228,638)             (10,167)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Institutional Shares                     126,953                 5,658            613,588               27,210
---------------------------------------------------------------------------------------------------------------------


TOTAL STOCK MARKET INDEX FUND
  Investor Shares
  Issued                                    $2,368,157                86,131       $  6,782,818              210,615
  Issued in Lieu of Cash Distributions          70,777                 2,699            258,721                8,256
  Redeemed                                  (2,315,255)              (83,100)        (5,954,630)            (188,753)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Investor Shares                          123,679                 5,730          1,086,909               30,118
                                            -------------------------------------------------------------------------
Admiral Shares
  Issued                                     1,629,069                58,375          2,176,442               72,438
  Issued in Lieu of Cash Distributions          13,340                   507             10,835                  390
  Redeemed                                    (138,022)               (5,093)           (26,823)                (920)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Admiral Shares                         1,504,387                53,789          2,160,454               71,908
                                            -------------------------------------------------------------------------
Institutional Shares
  Issued                                     1,412,418                51,251          2,143,402               65,951
  Issued in Lieu of Cash Distributions          20,391                   777             63,649                2,034
  Redeemed                                    (902,196)              (32,478)        (1,379,196)             (42,608)
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--
      Institutional Shares                     530,613                19,550            827,855               25,377
                                            -------------------------------------------------------------------------
VIPER Shares
  Issued                                        77,343                   667                 --                   --
  Issued in Lieu of Cash Distributions              --                    --                 --                   --
  Redeemed                                          --                    --                 --                   --
                                            -------------------------------------------------------------------------
    Net Increase (Decrease)--VIPER Shares       77,343                   667                 --                   --
---------------------------------------------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
  VISIT VANGUARD.COM

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.

     Consider the benefits of using VANGUARD.COM. On our website, you can:
     **Choose to receive all fund reports, as well as prospectuses, online. **Request a courtesy e-mail to notify you when a new fund report or prospectus is available.

     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES

You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.

     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE

Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE PEOPLE
  WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.
--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, Secretary; Managing Director-;Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
               Founder; Chairman and Chief Executive, 1974-;1996.

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ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap
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ACCOUNT SERVICES
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This report is intended for the fund's  shareholders.  It may not be distributed
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(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q852 082001